       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2006.
                                                           File Nos. 333-102139
                                                                      811-05301
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. __ [_]

                        Post-Effective Amendment No. 7 [X]

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 98         [X]

                       (Check Appropriate Box or Boxes)

                               -----------------

               VARIABLE ACCOUNT I OF AIG LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                               -----------------

                          AIG LIFE INSURANCE COMPANY
                                 ("AIG LIFE")
                              (Name of Depositor)

                                600 KING STREET
                             WILMINGTON, DE 19801
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (713) 831-3150

                               -----------------

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.
                              (Name of Guarantor)

                                70 PINE STREET
                              NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       Guarantor's Telephone Number, including Area Code: (212) 770-7000

                               -----------------

                             LAUREN W. JONES, ESQ.
                          AIG LIFE INSURANCE COMPANY
                              2929 ALLEN PARKWAY
                             HOUSTON, TEXAS 77019
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

                               -----------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485

TITLE OF SECURITIES BEING REGISTERED: (i) Units of interests in VARIABLE ACCOUNT I of AIG LIFE INSURANCE COMPANY under variable annuity contracts and
(ii) guarantee related to insurance obligations under the variable annuity contracts.

================================================================================

                              VARIABLE ACCOUNT I

                             Cross Reference Sheet

                              PART A - PROSPECTUS

Item Number in Form N-4                               Caption
-----------------------                               -------
1.  Cover Page                                        Cover Page

2.  Definitions                                       Definitions

3.  Synopsis                                          The Contract; Fee Table; Charges and Deductions; Other
                                                      Information

4.  Condensed Financial Information                   Appendix A - Condensed Financial Information

5.  General Description of Registrant, Depositor and  Other Information
    Portfolio Companies

6.  Deductions                                        Charges and Deductions

7.  General Description of Variable Annuity Contracts The Contract; Other Information

8.  Annuity Period                                    Annuity Payments

9.  Death Benefit                                     Death Benefit

10. Purchases and Contract Value                      The Contract; Charges and Deductions

11. Redemptions                                       Access To Your Money

12. Taxes                                             Taxes

13. Legal Proceedings                                 Other Information

14. Table of Contents of Statement of Additional      Table of Contents of Statement of Additional
    Information                                       Information

                 PART B - STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                  Caption
-----------------------                  -------
15. Cover Page                           Cover Page

16. Table of Contents                    Table of Contents

17. General Information and History      The Contract (P); Investment Options (P); Other
                                         Information (P)

18. Services                             Other Information (P)

19. Purchase of Securities Being Offered The Contract (P)

20. Underwriters                         Distributor

21. Calculation of Performance Data      Performance Data

22. Annuity Payments                     Annuity Payments (P); Annuity Provisions

23. Financial Statements                 Depositor: Financial Statements (P); Financial
                                         Statements; Registrant: Financial Statements (P);
                                         Financial Statements

                                    PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                  PROSPECTUS


                  ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY


                                   issued by

                          AIG LIFE INSURANCE COMPANY

                                  through its

                              VARIABLE ACCOUNT I

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has several investment options to which you can allocate your money -- both variable investment options listed below and a fixed investment option. The fixed investment option is part of our general account, which earns a minimum of 3% interest. The variable investment options are portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

             AllianceBernstein Variable Products Series Fund, Inc.

                      (managed by AllianceBernstein L.P.)




AllianceBernstein VPS Global Bond Portfolio        AllianceBernstein VPS Small Cap Growth Portfolio
AllianceBernstein VPS Global Dollar Government     AllianceBernstein VPS Real Estate Investment
Portfolio                                          Portfolio
AllianceBernstein VPS Growth Portfolio (Class B)   AllianceBernstein VPS Small/Mid Cap Value
                                                   Portfolio
AllianceBernstein VPS Growth and Income Portfolio  AllianceBernstein VPS Global Technology Portfolio
(Class B)                                          (Class B)
AllianceBernstein VPS High Yield Portfolio         AllianceBernstein VPS Balanced Shares Portfolio
AllianceBernstein VPS International Research       AllianceBernstein U.S. Large Cap Blended Style
Growth Portfolio                                   Portfolio (Class B)
AllianceBernstein VPS International Value          AllianceBernstein VPS U.S. Government/High Grade
Portfolio                                          Securities Portfolio
AllianceBernstein VPS Money Market Portfolio       AllianceBernstein VPS Utility Income Portfolio
(Class B)
AllianceBernstein VPS Americas Government Income   AllianceBernstein VPS Value Portfolio (Class B)
Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio   AllianceBernstein VPS International Growth
(Class B)                                          Portfolio





To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at Delaware Valley Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031.


In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                  May 1, 2006

================================================================================
                               TABLE OF CONTENTS
================================================================================


DEFINITIONS................................................................  3

FEE TABLE..................................................................  4

PORTFOLIO EXPENSES.........................................................  4

MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................  5

THE CONTRACT...............................................................  6

INVESTMENT OPTIONS......................................................... 11

CHARGES AND DEDUCTIONS..................................................... 14

ACCESS TO YOUR MONEY....................................................... 16

ANNUITY PAYMENTS........................................................... 17

DEATH BENEFIT.............................................................. 19

TAXES...................................................................... 23

OTHER INFORMATION.......................................................... 27

FINANCIAL STATEMENTS....................................................... 31

APPENDIX A -- CONDENSED FINANCIAL INFORMATION.............................. 33

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION................... 36

================================================================================
                                  DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit -- An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office -- The Annuity Service Office, c/o Delaware Valley Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant -- The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. Certain annuity options under the contract may permit a Joint Annuitant.

Annuity Date -- The date on which annuity payments begin.

Annuity Unit -- An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary -- An anniversary of the date we issued your contract.

Contract Value -- The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year -- Each period of twelve months commencing with the date we issued your contract.

Premium Year -- Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve-month period thereafter.

Valuation Date -- Each day that the New York Stock Exchange is open for trading.

Valuation Period -- The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

================================================================================
                                   FEE TABLE
================================================================================

The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Maximum Owner Transaction Expenses

 Maximum Withdrawal Charges(1) (as a percentage of each Purchase Payment) 6.0%

Transfer Fee $10 per transfer after the first 12 transfers in any contract year.

The following describes the fees and expenses that you may pay periodically during the time that you own the contract, not including underlying funds fees and expenses.

Contract Maintenance Fee(2).................................................................   $30

Separate Account Annual Expenses
(deducted from the average daily ending net asset value allocated to the Variable Portfolio)
  Separate Account Annual Expenses.......................................................... 1.40%
  Optional Annual Ratchet Plan.............................................................. 0.10%
  Optional Equity Assurance Plan(3)
    Ages 60+(4)............................................................................. 0.20%
  Optional Estate Benefit Payment........................................................... 0.20%
  Optional Accidental Death Benefit(5)...................................................... 0.05%
                                                                                             -----
    Total Separate Account Annual Expenses.................................................. 1.95%
                                                                                             =====

                              PORTFOLIO EXPENSES

The following shows the minimum and maximum total operating expenses charged by the underlying Portfolio of the AllianceBernstein Variable Products Series Fund, Inc. ("Fund") before any waivers or reimbursements that you may pay periodically during the time you own the contract. More detail concerning the Fund's fees and expenses is contained in the prospectus for the Fund. Please read the Fund prospectus carefully before investing.


   Total Annual Underlying Portfolio Operating Expenses   Minimum Maximum(6)
   ----------------------------------------------------   ------- ----------
   As of December 31, 2005
   (expenses that are deducted from underlying portfolios
   of the Fund, including management fees, other expenses
   and 12b-1 fees, if applicable)                          0.59%     2.59%

-------------
Footnotes to Fee Table:

(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment)

                      Years... 1   2   3   4   5   6   7   8+
                               6%  6%  5%  5%  4%  3%  2%   0%

(2) The contract maintenance fee may be waived if contract value is $50,000 or more.

(3) The Enhanced Equity Assurance Plan includes both the Annual Ratchet Plan and the Equity Assurance Plan. The fee for the Enhanced Equity Assurance Plan up to age 59 is 0.17% and age 60+ is 0.30%.

(4) If you are age 59 or younger, the fee for the Equity Assurance Plan is 0.07%.

(5) This feature is not available for an Individual Retirement Annuity or other qualified plans.

(6) For individual expenses of each of the Variable Portfolios available in your contract, please refer to the Fund prospectus.

================================================================================
                     MAXIMUM AND MINIMUM EXPENSE EXAMPLES
================================================================================

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fees, separate account annual expenses and expenses of the underlying portfolios of the Fund.

The Examples assumes that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the Fund are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.95% (including the Enhanced Equity Assurance Plan, at ages 60+, Estate Benefit Payment and the Accidental Death Benefit) and investment in an underlying Portfolio with total expenses of 2.59%)


(1) If you surrender your contract at the end of the applicable time period and you elect the optional benefits at the maximum charges offered (the Enhanced Equity Assurance Plan, which is the combination of the Annual Ratchet and Equity Assurance Plan, Ages 60+ at 0.30%); Estate Benefit Payment, 0.20% and the Accidental Death Benefit, 0.05%:


         1 YEAR                     3 YEARS                    5 YEARS           10 YEARS
=========================  =========================  =========================  ========
         $1,058                     $1,880                     $2,710             $4,669
=========================  =========================  =========================  ========


(2) If you annuitize your contract at the end of the applicable time period:


         1 YEAR                     3 YEARS                    5 YEARS           10 YEARS
=========================  =========================  =========================  ========
          $404                      $1,224                     $2,060             $4,223
=========================  =========================  =========================  ========


(3) If you do not surrender your contract and you elect the optional benefits at the maximum charges offered (the Enhanced Equity Assurance Plan, which is the combination of the Annual Ratchet and Equity Assurance Plan, Ages 60+ at 0.30%); Estate Benefit Payment, 0.20% and the Accidental Death Benefit, 0.05%):


         1 YEAR                     3 YEARS                    5 YEARS           10 YEARS
=========================  =========================  =========================  ========
          $458                      $1,380                     $2,310             $4,669
=========================  =========================  =========================  ========


MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.40% and investment in an underlying Portfolio with total expenses of 0.59%)


(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional benefits:


         1 YEAR                     3 YEARS                    5 YEARS           10 YEARS
=========================  =========================  =========================  ========
          $805                      $1,134                     $1,488             $2,348
=========================  =========================  =========================  ========


(2) If you annuitize your contract at the end of the applicable time period:


         1 YEAR                     3 YEARS                    5 YEARS           10 YEARS
=========================  =========================  =========================  ========
          $205                       $634                      $1,088             $2,348
=========================  =========================  =========================  ========


(3) If you do not surrender your contract and you do not elect any optional benefits:


         1 YEAR                     3 YEARS                    5 YEARS           10 YEARS
=========================  =========================  =========================  ========
          $205                       $634                      $1,088             $2,348
=========================  =========================  =========================  ========

Explanation of Fee Table and Expenses

1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly or indirectly by investing in the contract. The Fee Tables and Expense Examples represent both the Separate Account expenses as well as portfolio company investment management expenses. We converted the contract maintenance fee to a percentage (0.03%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the portfolio company fees can be found in the Fund prospectus.

2. In addition to the stated assumptions, the Expense Examples also assume Separate Account Annual Expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply, they are not reflected in the Expense Examples.

3. Expense Examples reflecting application of optional features and benefits use the highest fees and charges being offered for those features.

  These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS


================================================================================
                                 THE CONTRACT
================================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you, or another person you select as the Annuitant, begin to receive annuity payments, your annuity is in the accumulation phase. The income phase starts when we begin making annuity payments. If you die during the accumulation phase, we guarantee a death benefit to the surviving joint owner, if applicable, or to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option that is part of our general account. Premium you allocate to the fixed investment option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the general account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.


We no longer accept applications for new contracts.


Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office c/o Delaware Valley Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031. You will receive your Contract Value as of the day we receive your request, which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any partial surrender.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the fixed investment option.

Transfers During the Accumulation Phase

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Account options by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is confirmed in good order by us if the request is processed before Market Close. If the transfer request is processed after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $1,000 per transfer. If less than $1,000 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

Transfer Policies

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an underlying fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 10 in any contract year. Currently, the fee is $10 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 10 transfers as described in the preceding paragraph, all transfer request in excess of 10 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard U.S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request.

Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or available Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a third party acting for you and not to accept preauthorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

    (1) the number of transfers made in a defined period;

    (2) the dollar amount of the transfer;

    (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

    (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

    (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

    (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services performing asset allocation services for a number of contract owners at the same time except for purposes of calculating the number of transfers for the Standard U.S. Mail Policy. A calendar year will be used (instead of a contract year) for these contracts. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

We reserve the right to modify the policies and procedures described in this section at any time. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, see TRANSFERS DURING INCOME PHASE below.

Dollar Cost Averaging Program

The contract has a feature that allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the fixed investment option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form, which is available from the Administrative Office. Transfer may occur on such periodic schedules such as monthly or weekly. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.

In addition to the dollar cost averaging program described above, we also offer six-month and twelve-month dollar cost averaging programs that are available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for these programs. You may not include existing Contract Value in the six-month or twelve-month dollar cost averaging program.

If you select either program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available for the six-month and twelve-month dollar cost averaging programs. Your contract value in the DCA account will earn interest at a rate guaranteed for six months or twelve months, as applicable, from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to either of these programs may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over either a six-month or twelve-month period, as applicable, into portfolios you have chosen. The monthly amount transferred from the DCA account is either one-sixth or one-twelfth of the premium allocated to it depending on which program you select. You may not change the amount or frequency of transfers under either program.

The interest rate credited to the DCA account may be different from the interest rate credited to the fixed investment option. If the dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the fixed investment option. Please note that the six-month and twelve-month dollar cost averaging programs may not be available in your state. Please contact us for more information.

There is no charge for participating in any dollar cost averaging program. In addition, your periodic transfers under a dollar cost averaging program are not counted against your twelve free transfers per Contract Year. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time. Dollar cost averaging does not guarantee profits, nor does it assure you will not have losses.

Asset Rebalancing Program

Once your premium has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing may be on a monthly, quarterly, semiannual or annual basis. The minimum amount of each rebalancing is $1,000.

There is no charge for participating in the asset rebalancing program. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

================================================================================
                              INVESTMENT OPTIONS
================================================================================

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any of our other variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Fund and Its Portfolios

The AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund registered with the SEC. It has additional portfolios that are not available under the contract.

You should carefully read the fund's prospectus before investing. The fund prospectus is attached to this prospectus and contains information regarding management of the portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.


AllianceBernstein VPS Global Bond Portfolio -- seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. dollar and a range of foreign currencies.



AllianceBernstein VPS Global Dollar Government Portfolio -- seeks a high level of current income and, secondarily, capital appreciation.



AllianceBernstein VPS Growth Portfolio (Class B) -- seeks long-term growth of capital.



AllianceBernstein VPS Growth and Income Portfolio (Class B) -- seeks long-term growth of capital.



AllianceBernstein VPS High Yield Portfolio -- seeks to earn the highest level of current income without assuming undue risk by investing principally in high-yielding fixed income securities rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch or, if unrated, of comparable quality.



AllianceBernstein VPS International Research Growth Portfolio -- seeks to long-term growth of capital.



AllianceBernstein VPS International Value Portfolio -- seeks long-term growth of capital by investing primarily in a diversified portfolio of non-U.S. equity securities with an emphasis on companies that the adviser believes are undervalued.



AllianceBernstein VPS Money Market Portfolio (Class B) -- seeks safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives.



AllianceBernstein VPS Americas Government Income Portfolio -- seeks the highest level of current income, consistent with what Alliance considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada or Mexico, their political subdivisions (including Canadian Provinces, but excluding states of the United States), agencies, instrumentalities or authorities.



AllianceBernstein VPS Large Cap Growth Portfolio (Class B) -- seeks long-term growth of capital.

AllianceBernstein VPS Small Cap Growth Portfolio -- seeks long-term growth of capital.



AllianceBernstein VPS Real Estate Investment Portfolio -- seeks total return from long-term growth of capital and income.



AllianceBernstein VPS Small/Mid Cap Value Portfolio -- seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with small market capitalizations with an emphasis on companies that the adviser believes are undervalued.



AllianceBernstein VPS Global Technology Portfolio (Class B) -- seeks long-term growth of capital.



AllianceBernstein VPS Balanced Shares Portfolio -- seeks total return consistent with reasonable risk through combination of income and long-term growth of capital.



AllianceBernstein VPS U.S. Large Cap Blended Style Portfolio (Class B) -- seeks long-term growth of capital.



AllianceBernstein VPS U.S. Government/High Grade Securities Portfolio -- seeks high current income consistent with preservation of capital.



AllianceBernstein VPS Utility Income Portfolio -- seeks current income and long-term growth of capital.



AllianceBernstein VPS Value Portfolio (Class B) -- seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that the adviser believes are undervalued.



AllianceBernstein VPS International Growth Portfolio -- seeks long-term growth of capital.



AllianceBernstein L.P. may compensate us for providing administrative services in connection with the portfolios that are offered under the contract. Such compensation is paid from its assets.


Fixed Investment Option

Premium you allocate to the fixed investment option is guaranteed and goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of owners like you, as well as claims made by our other creditors.

We credit money allocated to the fixed investment option with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the general account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the fixed investment option, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the general account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

================================================================================
                            CHARGES AND DEDUCTIONS
================================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for assuming the risks associated with our obligations to make annuity payments, provide the death benefit, and cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. It compensates us for our administrative expenses, which include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will calculate and deduct a charge against the assets in the variable account equal to an annual charge as shown below.

                         Annual Ratchet Plan..... 0.10%

                         Equity Assurance Plan
                           Attained Age 0-59..... 0.07%
                           Attained Age 60+...... 0.20%

                         Estate Benefit Payment.. 0.20%

                         Accidental Death Benefit 0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:

                                 Premium Year
                             --------------------
                             1   2   3   4   5   6   7   Thereafter
                             --  --  --  --  --  --  --  ----------
            Surrender Charge 6%  6%  5%  5%  4%  3%  2%     None

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on that portion of a surrender equal to the greater of:

    (1) the Contract Value less premium paid, or

    (2) up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract on each Contract Anniversary. We will not increase this fee. It compensates us for the expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender. During the income phase, we will prorate the contract maintenance fee and deduct it from the annuity payments.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectus for the AllianceBernstein Variable Products Series Fund, Inc. and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

    (1) the size of the group;

    (2) the total amount of premium we expect to receive from the group;

    (3) the nature of the purchase and the persistency we expect in that group;

    (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

    (5) any other circumstances that we believe are relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

================================================================================
                             ACCESS TO YOUR MONEY
================================================================================

Generally

Contract Value is available in the following ways:

    . by surrendering all or part of your Contract Value during the accumulation phase;

    .   by receiving annuity payments during the income phase;

    .   when we pay a death benefit.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. To surrender your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the partial surrender. If the Contract Value would be less than $2,000 as a result of a partial surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

    . the NYSE is closed (other than a customary weekend and holiday closings);

    .   trading on the NYSE is restricted;

    . an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

    .   the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly, quarterly, semiannual, or annual basis. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program, nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program.

You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the fixed investment option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the fixed investment option.

You may cancel the systematic withdrawal program at any time by written request. It will be cancelled automatically if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

================================================================================
                               ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Annuity Date, the Annuitant will receive monthly annuity payments. You may choose annuity payments that are fixed, variable or a combination of fixed and variable.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the first day of the month following the Annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we must comply with those requirements.

You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers the three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, we will make annuity payments in accordance with option 2. However, if the annuity payments are for joint lives, we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. In addition, if your annuity payments would be less than $100 per month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100.

Option 1 -- Life Income

Under this option, we will make monthly annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 -- Life Income With 10 Year Guarantee

Under this option, we will make monthly annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a period you select of at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 -- Joint and Last Survivor Annuity

Under this option, we will make monthly annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive.

Variable Annuity Payments

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable variable investment options. If the performance of the variable investment options selected is equal to the AIR, the income payments will remain constant. If performance of variable investment options is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

    .   your Contract Value in the portfolios on the Annuity Date;

    . the 5% assumed investment rate used in the annuity table for the contract;

    .   the performance of the portfolios you selected;

    .   the annuity option you selected.

If the actual performance exceeds the 5% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract -- Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

================================================================================
                                 DEATH BENEFIT
================================================================================

Death of Owner Before the Annuity Date

If you die before the Annuity Date and the contract is jointly owned, the death benefit is payable to the surviving joint owner. If you die before the Annuity Date and there is no surviving joint owner, the death benefit is payable to the beneficiary. We will determine the value of the death benefit as of the date we receive proof of death in a form acceptable to us. If ownership is changed from one natural person to another natural person, the death benefit will equal the Contract Value. If the surviving joint owner, if any, or designated beneficiary is your spouse, he or she can elect to continue the contract and become the owner. We determine the amount of the death benefit based on the death benefit option you select at the time of application, if any, and calculate it in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you select both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The estate benefit payment and/or the accidental death benefit, as applicable, will be paid in addition to any other benefit. Not all death benefit options may be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

    (1) the Contract Value;

    (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

    (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you specify otherwise.

Optional Death Benefits

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

    (1) the Contract Value;

    (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

    (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

    (1) you select it on your application; and

    (2) the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect when we receive your written request to discontinue it.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

    (1) the Contract Value;

    (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

    (3) an amount equal to (a) plus (b) where:

       (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

           . 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

           . 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

           . 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

           . 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

           . 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

           . 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

       (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below.

In determining the death benefit, for each surrender we will make a proportionate reduction to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The equity assurance plan, which we only issue up to age 75, will be in effect if:

    (1) you select it on your application; and

    (2) the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease to be in effect when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or fixed investment option unless such allocation is made as part of dollar cost averaging.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

    . If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 70% of net premium or (b) 70% of the Contract Value less net premium.

    . If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

    . If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death. The estate benefit payment will not be available if your spouse is older than 80 as of the date of your death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

The estate benefit payment will be in effect if:

    (1) you select it on your application; and

    (2) the charge for the estate benefit payment is shown in your contract.

The estate benefit payment will cease to be in effect when we receive your written request to discontinue it.

Accidental Death Benefit.   If you select the accidental death benefit at the
time of application, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

    (1) the Contract Value as of the date the death benefit is determined; or

    (2) $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury. The accidental death benefit does not apply to the death of a surviving joint owner.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

    . suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

    . sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

    .   hernia;

    . injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

    .   declared or undeclared war or any act thereof; or

    .   service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

    (1) you select it on your application; and

    (2) the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday or when we receive your written request to discontinue it.

Payment to Surviving Joint Owner or Beneficiary

Upon your death if prior to the Annuity Date, the surviving joint owner or the beneficiary, as applicable, may elect the death benefit to be paid as follows:

    (1) payment of the entire death benefit within five years of the date of your death; or

    (2) payment over the recipient's lifetime with distribution beginning within one year of your date of death.

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant will be treated as the owner and any change of the named Annuitant will be treated as if the owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.



================================================================================
                                     TAXES
================================================================================

Note: The basic summary below addresses broad federal taxation matters, and generally does not address state taxation issues or questions. It is not tax advice. We caution you to seek competent tax advice about your own circumstances. We do not guarantee the tax status of your annuity. Tax laws constantly change; therefore, we cannot guarantee that the information contained herein is complete and/or accurate. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.




If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.




Tax Treatment of Distributions -- Non-Qualified Contracts




If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:



    .   after attaining age 59 1/2;



    .   when paid to your beneficiary after you die;



    .   after you become disabled (as defined in the IRC) ;



    . when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;



    .   under an immediate annuity contract;



    . which are attributable to Purchase Payments made prior to August 14, 1982.


Tax Treatment of Distributions -- Qualified Contracts (including governmental 457(b) eligible deferred compensation plans)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.



The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:



    .   after attainment of age 59 1/2;



    .   when paid to your beneficiary after you die;



    .   after you become disabled (as defined in the IRC) ;



    . as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;



    . payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);



    .   dividends paid with respect to stock of a corporation described in IRC
        Section 404(k);



    . for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

    . payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)



    . for payment of health insurance if you are unemployed and meet certain requirements



    .   distributions from IRAs for higher education expenses



    .   distributions from IRAs for first home purchases



    . amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b) (7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. If amounts are transferred from a custodial account described in Code section 403(b) (7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.


Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

Minimum Distributions

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age
70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.


Tax Treatment of Death Benefits

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.




If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


Contracts Owned by a Trust or Corporation

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

Gifts, Pledges and/or Assignments of a Contract

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

Diversification and Investor Control

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

================================================================================
                               OTHER INFORMATION
================================================================================

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, nor do the ratings comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.


The General Account



Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.





Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.



Guarantee of Insurance Obligations



Insurance obligations under contracts issued by AIG Life Insurance Company ("AIG Life") are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an affiliate of AIG Life. Insurance obligations include, without limitation, contract value invested in any available fixed account option, death benefits, and income options. The guarantee does not guarantee variable contract value or the investment performance of the variable investment options available under the contracts. The guarantee provides that the AIG Life's contract owners can enforce the guarantee directly.



The AIG Life expects that the National Union guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the National Union guarantee would continue to be covered, including obligations arising from purchase payments received after termination, until satisfied in full.



National Union is a stock property- casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is a wholly owned subsidiary of American International Group, Inc.



Registration Statements



Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding subaccount you have Contract Value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Annuity Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Payments in Connection with Distribution of the Contract

Payments to Broker-Dealers

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 7% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

You should discuss with your broker-dealer and/or registered representative any potential conflicts of interest that may arise as a result of the way they are compensated for selling the contract.

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly owned subsidiary of American International Group, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

Payments We Receive

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.20% annually based on assets under management from the Series Fund's investment adviser or its affiliates for services related to the availability of the Underlying Funds in the contract. Furthermore, the Series Fund's investment adviser or its affiliates may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

Administration of the Contract

We are ultimately responsible for the administrative servicing of your contract, and have engaged an administrator for servicing assistance. Please contact our Annuity Service Center if you have any comment, question or service request:

Delaware Valley Financial Services
P.O. Box 3031
Berwyn, PA 19312-0031
(800) 255-8402

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

Legal Proceedings




AIG Life Insurance Company is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AIG Life Insurance Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AIG Life Insurance Company's results of operations and financial position.





On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the Depositor, the Registrant and its principal underwriter, and AIG Equity Sales Corp, Inc. (the "AIG ESC"), and the Guarantor, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5,

12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.



AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Depositor, Registrant and AIG ESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.



Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.



As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.



Subject to receipt of permanent relief, Depositor, Registrant and AIG ESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their products.


================================================================================
                             FINANCIAL STATEMENTS
================================================================================





Where You Can Find More Information



The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.



We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2005, File No. 001-08787 filed on March 16, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP ("PwC"), an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:



Washington, District of Columbia


100 F. Street, N.E., Room 1580


Washington, DC 20549



Chicago, Illinois


175 W. Jackson Boulevard


Chicago, IL 60604



New York, New York


3 World Financial, Room 4300


New York, NY 10281



To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:



Annuity Service Center


Delaware Valley Financial Services


P.O. Box 3031


Berwyn, PA 19312-0031


Telephone Number: (800) 255-8402



The financial statements of AIG Life, Variable Account I and National Union can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-255-8402 or by writing to Delaware Valley Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                  APPENDIX A
================================================================================

                        CONDENSED FINANCIAL INFORMATION
                           ACCUMULATION UNIT VALUES*

         (for an Accumulation Unit outstanding throughout the period)

                            As of December 31, 2005



                                         2005         2004         2003         2002         2001          2000
                                     ------------ ------------ ------------ ------------ ------------- -------------
ALLIANCEBERNSTEIN VARIABLE
 PRODUCTS SERIES FUND, INC.
ALLIANCEBERNSTEIN VPS
 GLOBAL BOND PORTFOLIO
   Accumulation Unit Value
     Beginning of Period............        18.70        17.30        15.49        13.43         13.66         13.69
     End of Period..................        17.03        18.70        17.30        15.49         13.43         13.66
   Accum Units o/s @ end of period..   909,829.66   899,581.83 1,026,964.16 1,062,698.15    644,219.96    536,432.90
ALLIANCEBERNSTEIN VPS
 GLOBAL DOLLAR
 GOVERNMENT PORTFOLIO
   Accumulation Unit Value
     Beginning of Period............        30.96        28.51        21.67        18.92         17.55         15.60
     End of Period..................        33.47        30.96        28.51        21.67         18.92         17.55
   Accum Units o/s @ end of period..   592,892.47   627,509.72   763,041.69   896,548.14    477,157.98    417,248.95
ALLIANCEBERNSTEIN VPS
 GROWTH PORTFOLIO
   Accumulation Unit Value
     Beginning of Period............        25.06        22.15        16.63        23.45         31.08         38.20
     End of Period..................        27.67        25.06        22.15        16.63         23.45         31.08
   Accum Units o/s @ end of period.. 3,101,146.80 3,848,854.38 4,585,494.49 5,363,610.89  7,309,996.91  9,249,411.34
ALLIANCEBERNSTEIN VPS
 GROWTH & INCOME
 PORTFOLIO
   Accumulation Unit Value
     Beginning of Period............        38.99        35.47        27.15        35.32         35.69         31.78
     End of Period..................        40.32        38.99        35.47        27.15         35.32         35.69
   Accum Units o/s @ end of period.. 5,141,951.23 6,252,145.38 7,482,975.05 8,592,750.44 11,231,684.75 11,974,779.78
ALLIANCEBERNSTEIN VPS HIGH
 YIELD PORTFOLIO
   Accumulation Unit Value
     Beginning of Period............        10.98        10.31         8.54         8.93          8.79          9.40
     End of Period..................        11.02        10.98        10.31         8.54          8.93          8.79
   Accum Units o/s @ end of period.. 2,778,501.71 3,417,986.67 4,045,172.23 3,613,913.91  3,170,428.79  2,199,740.81
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL
 PORTFOLIO(5)
   Accumulation Unit Value
     Beginning of Period............        14.65        12.63         9.74        11.65         15.22         19.26
     End of Period..................        17.22        14.65        12.63         9.74         11.65         15.22
   Accum Units o/s @ end of period.. 2,997,745.66 3,061,809.56 3,247,657.09 3,712,444.26  4,256,222.36  4,285,660.01
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
   Accumulation Unit Value
     Beginning of Period............        16.07        13.02         9.15         9.78           N/A           N/A
     End of Period..................        18.51        16.07        13.02         9.15          9.78           N/A
   Accum Units o/s @ end of period.. 2,217,641.06 2,082,812.58 1,630,939.86 1,404,664.76   379,508.360           N/A
ALLIANCEBERNSTEIN VPS
 MONEY MARKET PORTFOLIO
   Accumulation Unit Value
     Beginning of Period............        12.72        12.81        12.92        12.96         12.69         12.15
     End of Period..................        12.84        12.72        12.81        12.92         12.96         12.69
   Accum Units o/s @ end of period.. 1,442,244.54 1,818,282.96 2,737,200.03 5,024,576.71  6,134,815.43  7,745,515.60
ALLIANCEBERNSTEIN VPS
 AMERICAS GOVERNMENT
 INCOME PORTFOLIO
   Accumulation Unit Value
     Beginning of Period............        19.92        19.26        18.19        16.62         16.27         14.68
     End of Period..................        21.35        19.92        19.26        18.19         16.62         16.27
   Accum Units o/s @ end of period.. 1,850,979.65 2,109,973.86 2,758,312.92 3,548,971.26  2,680,204.65  1,548,657.99


                                         1999          1998         1997
                                     ------------- ------------ ------------
ALLIANCEBERNSTEIN VARIABLE
 PRODUCTS SERIES FUND, INC.
ALLIANCEBERNSTEIN VPS
 GLOBAL BOND PORTFOLIO
   Accumulation Unit Value
     Beginning of Period............         14.79        13.14        13.24
     End of Period..................         13.69        14.79        13.14
   Accum Units o/s @ end of period..    607,165.47   643,678.64   708,242.42
ALLIANCEBERNSTEIN VPS
 GLOBAL DOLLAR
 GOVERNMENT PORTFOLIO
   Accumulation Unit Value
     Beginning of Period............         12.55        16.25        14.56
     End of Period..................         15.60        12.55        16.25
   Accum Units o/s @ end of period..    532,628.44   636,568.44   714,986.09
ALLIANCEBERNSTEIN VPS
 GROWTH PORTFOLIO
   Accumulation Unit Value
     Beginning of Period............         28.81        22.70        17.70
     End of Period..................         38.20        28.81        22.70
   Accum Units o/s @ end of period..  9,548,163.15 8,904,664.35 8,054,584.57
ALLIANCEBERNSTEIN VPS
 GROWTH & INCOME
 PORTFOLIO
   Accumulation Unit Value
     Beginning of Period............         28.94        24.27        19.11
     End of Period..................         31.78        28.94        24.27
   Accum Units o/s @ end of period.. 12,326,350.55 9,476,753.38 7,258,107.19
ALLIANCEBERNSTEIN VPS HIGH
 YIELD PORTFOLIO
   Accumulation Unit Value
     Beginning of Period............          9.78        10.30          N/A
     End of Period..................          9.40         9.78        10.30
   Accum Units o/s @ end of period..  2,178,459.79 1,476,993.82   106,671.96
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL
 PORTFOLIO(5)
   Accumulation Unit Value
     Beginning of Period............         13.93        12.50        12.26
     End of Period..................         19.26        13.93        12.50
   Accum Units o/s @ end of period..  3,403,423.52 3,645,458.54 3,700,183.10
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
   Accumulation Unit Value
     Beginning of Period............           N/A          N/A          N/A
     End of Period..................           N/A          N/A          N/A
   Accum Units o/s @ end of period..           N/A          N/A          N/A
ALLIANCEBERNSTEIN VPS
 MONEY MARKET PORTFOLIO
   Accumulation Unit Value
     Beginning of Period............         11.77        11.37        10.97
     End of Period..................         12.15        11.77        11.37
   Accum Units o/s @ end of period..  7,969,839.42 7,257,274.05 4,291,499.61
ALLIANCEBERNSTEIN VPS
 AMERICAS GOVERNMENT
 INCOME PORTFOLIO
   Accumulation Unit Value
     Beginning of Period............         13.67        13.32        12.33
     End of Period..................         14.68        13.67        13.32
   Accum Units o/s @ end of period..  1,532,276.68 1,816,650.85 1,790,540.24

                        CONDENSED FINANCIAL INFORMATION
                           ACCUMULATION UNIT VALUES*

    (for an Accumulation Unit outstanding throughout the period)--continued

                            As of December 31, 2005



                                  2005         2004         2003         2002         2001          2000          1999
                              ------------ ------------ ------------ ------------ ------------- ------------- -------------
ALLIANCEBERNSTEIN VPS
 PREMIER GROWTH
 PORTFOLIO(1)
   Accumulation Unit Value
     Beginning of Period.....        26.53        24.77        20.31        29.70         36.38         44.22         33.89
     End of Period...........        30.12        26.53        24.77        20.31         29.70         36.38         44.22
   Accum Units o/s @ end of
    period................... 4,740,081.81 5,873,691.48 7,463,057.43 8,937,374.82 12,017,393.03 14,573,794.49 13,968,927.64
ALLIANCEBERNSTEIN VPS
 SMALL CAP GROWTH
 PORTFOLIO(2)
   Accumulation Unit Value
     Beginning of Period.....        11.96        10.59         7.21        10.72         12.46         13.45         11.65
     End of Period...........        12.41        11.96        10.59         7.21         10.72         12.46         13.45
   Accum Units o/s @ end of
    period................... 3,244,606.88 3,879,840.19 4,466,854.35 4,670,605.08  5,098,525.15  5,129,672.13  5,239,451.80
ALLIANCEBERNSTEIN VPS
 REAL ESTATE INVESTMENT
 PORTFOLIO
   Accumulation Unit Value
     Beginning of Period.....        23.05        17.24        12.55        12.40         11.35          9.09          9.71
     End of Period...........        25.39        23.05        17.24        12.55         12.40         11.35          9.09
   Accum Units o/s @ end of
    period................... 1,708,870.82 2,135,907.75 2,181,343.97 2,290,698.45  1,716,032.29  1,351,325.43  1,173,826.98
ALLIANCEBERNSTEIN VPS
 SMALL CAP VALUE
 PORTFOLIO(3)
   Accumulation Unit Value
     Beginning of Period.....        16.79        14.27        10.24        11.08           N/A           N/A           N/A
     End of Period...........        17.70        16.79        14.27        10.24         11.08           N/A           N/A
   Accum Units o/s @ end of
    period................... 3,232,495.43 3,582,738.05 3,759,334.76 3,537,441.46  1,544,796.39           N/A           N/A
ALLIANCEBERNSTEIN VPS
 TECHNOLOGY
 PORTFOLIO(4)
   Accumulation Unit Value
     Beginning of Period.....        15.51        14.91        10.49        18.26         24.77         32.00         18.47
     End of Period...........        15.88        15.51        14.91        10.49         18.26         24.77         32.00
   Accum Units o/s @ end of
    period................... 3,423,150.52 4,421,253.91 5,422,693.79 6,496,492.59  8,743,308.66 11,058,564.75  8,948,085.57
ALLIANCEBERNSTEIN VPS
 TOTAL RETURN
 PORTFOLIO(6)
   Accumulation Unit Value
     Beginning of Period.....        24.11        22.42        19.09        21.66         21.48         19.35         18.42
     End of Period...........        24.71        24.11        22.42        19.09         21.66         21.48         19.35
   Accum Units o/s @ end of
    period................... 6,215,453.27 7,041,779.49 7,622,703.48 7,743,164.11  6,989,487.68  3,514,022.78  3,271,109.60
ALLIANCEBERNSTEIN VPS U.S.
 LARGE CAP BLENDED STYLE
 PORTFOLIO (CLASS B)
   Accumulation Unit Value
     Beginning of Period.....           --           --           --           --            --            --            --
     End of Period...........           --           --           --           --            --            --            --
   Accum Units o/s @ end of
    period...................           --           --           --           --            --            --            --
ALLIANCEBERNSTEIN VPS U.S.
 GOVERNMENT/HIGH GRADE
 SECURITIES PORTFOLIO
   Accumulation Unit Value
     Beginning of Period.....        15.99        15.63        15.26        14.35         13.49         12.32         12.80
     End of Period...........        16.08        15.99        15.63        15.26         14.35         13.49         12.32
   Accum Units o/s @ end of
    period................... 4,352,829.29 5,433,740.27 7,057,574.51 9,194,405.86  6,387,464.57  3,686,407.51  4,082,327.72
ALLIANCEBERNSTEIN VPS
 UTILITY INCOME
 PORTFOLIO
   Accumulation Unit Value
     Beginning of Period.....        20.96        17.09        14.46        18.83         24.64         22.42         19.04
     End of Period...........        23.98        20.96        17.09        14.46         18.83         24.64         22.42
   Accum Units o/s @ end of
    period................... 1,805,419.66 1,964,001.61 2,151,384.93 2,458,811.07  2,898,031.19  2,067,949.10  1,646,240.96


                                  1998          1997
                              ------------- ------------
ALLIANCEBERNSTEIN VPS
 PREMIER GROWTH
 PORTFOLIO(1)
   Accumulation Unit Value
     Beginning of Period.....         23.22        17.59
     End of Period...........         33.89        23.22
   Accum Units o/s @ end of
    period................... 10,004,043.81 6,662.866.85
ALLIANCEBERNSTEIN VPS
 SMALL CAP GROWTH
 PORTFOLIO(2)
   Accumulation Unit Value
     Beginning of Period.....         12.37        10.58
     End of Period...........         11.65        12.37
   Accum Units o/s @ end of
    period...................  5,595,694.29 3,991,205.09
ALLIANCEBERNSTEIN VPS
 REAL ESTATE INVESTMENT
 PORTFOLIO
   Accumulation Unit Value
     Beginning of Period.....         12.16          N/A
     End of Period...........          9.71        12.16
   Accum Units o/s @ end of
    period...................  1,323,433.94   936,389.36
ALLIANCEBERNSTEIN VPS
 SMALL CAP VALUE
 PORTFOLIO(3)
   Accumulation Unit Value
     Beginning of Period.....           N/A          N/A
     End of Period...........           N/A          N/A
   Accum Units o/s @ end of
    period...................           N/A          N/A
ALLIANCEBERNSTEIN VPS
 TECHNOLOGY
 PORTFOLIO(4)
   Accumulation Unit Value
     Beginning of Period.....         11.43        10.89
     End of Period...........         18.47        11.43
   Accum Units o/s @ end of
    period...................  5,670,473.44 4,818,385.19
ALLIANCEBERNSTEIN VPS
 TOTAL RETURN
 PORTFOLIO(6)
   Accumulation Unit Value
     Beginning of Period.....         15.97        13.37
     End of Period...........         18.42        15.97
   Accum Units o/s @ end of
    period...................  2,427,810.67 1,780,440.77
ALLIANCEBERNSTEIN VPS U.S.
 LARGE CAP BLENDED STYLE
 PORTFOLIO (CLASS B)
   Accumulation Unit Value
     Beginning of Period.....            --           --
     End of Period...........            --           --
   Accum Units o/s @ end of
    period...................            --           --
ALLIANCEBERNSTEIN VPS U.S.
 GOVERNMENT/HIGH GRADE
 SECURITIES PORTFOLIO
   Accumulation Unit Value
     Beginning of Period.....         12.00        11.20
     End of Period...........         12.80        12.00
   Accum Units o/s @ end of
    period...................  3,516,324.78 2,190,735.81
ALLIANCEBERNSTEIN VPS
 UTILITY INCOME
 PORTFOLIO
   Accumulation Unit Value
     Beginning of Period.....         15.58        12.57
     End of Period...........         19.04        15.58
   Accum Units o/s @ end of
    period...................  1,379,682.64   910,470.43

                        CONDENSED FINANCIAL INFORMATION
                           ACCUMULATION UNIT VALUES*

    (for an Accumulation Unit outstanding throughout the period)--continued

                            As of December 31, 2005



                                  2005         2004         2003         2002         2001          2000         1999
                              ------------ ------------ ------------ ------------ ------------- ------------ ------------
ALLIANCEBERNSTEIN VPS
 VALUE PORTFOLIO
 (CLASS B)
   Accumulation Unit Value
     Beginning of Period.....        12.13        10.85         8.56         9.98           N/A          N/A          N/A
     End of Period...........        12.62        12.13        10.85         8.56          9.98          N/A          N/A
   Accum Units o/s @ end of
    period................... 5,697,257.83 6,361,376.80 6,157,155.02 5,613,963.76 2,388,654.530          N/A          N/A
ALLIANCEBERNSTEIN VPS
 WORLDWIDE
 PRIVATIZATION
 PORTFOLIO(7)
   Accumulation Unit Value
     Beginning of Period.....        24.34        19.86        14.04        14.86         18.22        24.00        15.32
     End of Period...........        29.01        24.34        19.86        14.04         14.86        18.22        24.00
   Accum Units o/s @ end of
    period................... 1,304,175.39 1,401,476.37 1,420,591.69 1,588,243.58  2,067,502.81 2,498,271.77 2,092,530.42


                                  1998         1997
                              ------------ ------------
ALLIANCEBERNSTEIN VPS
 VALUE PORTFOLIO
 (CLASS B)
   Accumulation Unit Value
     Beginning of Period.....          N/A          N/A
     End of Period...........          N/A          N/A
   Accum Units o/s @ end of
    period...................          N/A          N/A
ALLIANCEBERNSTEIN VPS
 WORLDWIDE
 PRIVATIZATION
 PORTFOLIO(7)
   Accumulation Unit Value
     Beginning of Period.....        14.02        12.84
     End of Period...........        15.32        14.02
   Accum Units o/s @ end of
    period................... 2,399,048.01 2,391,217.59

-------------

(1) Effective May 2, 2005, AllianceBernstein VPS Premier Growth Portfolio changed its name to AllianceBernstein VPS Large Cap Growth Portfolio.


(2) Effective May 1, 2004, AllianceBernstein VPS Quasar Portfolio changed its name to AllianceBernstein VPS Small Cap Growth Portfolio.


(3) Effective May 2, 2005, AllianceBernstein VPS Small Cap Value Portfolio changed its name to AllianceBernstein VPS Small/Mid Cap Value Portfolio.


(4) Effective May 2, 2005, AllianceBernstein VPS Technology Portfolio changed its name to AllianceBernstein VPS Global Technology Portfolio.


(5) Effective February 1, 2006, AllianceBernstein VPS International Portfolio changed its name to AllianceBernstein VPS International Research Growth Portfolio.


(6) Effective February 1, 2006, AllianceBernstein VPS Total Return Portfolio changed its name to AllianceBernstein VPS Balanced Shares Portfolio.


(7) Effective February 1, 2006, AllianceBernstein VPS Worldwide Privatization Portfolio changed its name to AllianceBernstein VPS International Growth Portfolio.


*  Funds were first invested in the Portfolios as listed below:


AllianceBernstein VPS Global Bond Portfolio              July 15, 1991
AllianceBernstein VPS Global Dollar Government
 Portfolio                                                May 2, 1994
AllianceBernstein VPS Growth Portfolio                September 15, 1994
AllianceBernstein VPS Growth and Income Portfolio      January 14, 1991
AllianceBernstein VPS High Yield Portfolio             October 27, 1997
AllianceBernstein VPS International Portfolio          December 28, 1992
AllianceBernstein VPS International Value
 Portfolio                                                May 1, 2001
AllianceBernstein VPS Money Market Portfolio           December 4, 1992
AllianceBernstein VPS Americas Government Income
 Portfolio                                                May 3, 1994
AllianceBernstein VPS Premier Growth Portfolio           June 26, 1992
AllianceBernstein VPS Quasar Portfolio                  August 5, 1996
AllianceBernstein VPS Real Estate Investment
 Portfolio                                              January 9, 1997
AllianceBernstein VPS Technology Portfolio             January 11, 1996
AllianceBernstein VPS Total Return Portfolio           December 28, 1992
AllianceBernstein VPS U.S. Government/High Grade
 Securities Portfolio                                 September 17, 1992
AllianceBernstein VPS Utility Income Portfolio           May 10, 1994
AllianceBernstein VPS Value Portfolio                     May 1, 2001
AllianceBernstein VPS Small Cap Value Portfolio           May 1, 2001
AllianceBernstein VPS Worldwide Privatization
 Portfolio                                            September 23, 1994

================================================================================
                             TABLE OF CONTENTS OF
                    THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================


Additional information concerning the operation of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at Delaware Valley Financial Services, LLC, P.O. Box 3031, Berwyn, PA 19312-0031



GENERAL INFORMATION...................................................  3
  AIG Life Insurance Company..........................................  3
  Variable Account I..................................................  3
  National Union Fire Insurance Company of Pittsburgh, Pa.............  3
  Independent Accountants.............................................  3
  Distributor.........................................................  3
  Potential Conflicts.................................................  3

CALCULATION OF PERFORMANCE DATA.......................................  3
  Yield and Effective Yield Quotations for the Money Market Subaccount  3
  Yield Quotations for Other Subaccounts..............................  4
  Standardized Performance Data.......................................  4
  Non-Standardized Performance Data...................................  5
  Tax Deferred Accumulation...........................................  6

ANNUITY PROVISIONS....................................................  7
  Variable Annuity Payments...........................................  7
  Annuity Unit Value..................................................  7
  Net Investment Factor...............................................  7
  Taxes...............................................................  8
  Additional Provisions............................................... 13

FINANCIAL STATEMENTS.................................................. 13

Please forward a copy (without charge) of the AIG Life Insurance Company AllianceBernstein Ovation Variable Annuity Statement of Additional Information to:


(Please print or type and fill in all information.)

------------------------------------------
Name

------------------------------------------
Address

------------------------------------------
City/State/Zip

------------------------------------------
Date

------------------------------------------
Signed

Return to: Annuity Service Center
           Delaware Valley Financial Services, LLC
           P.O. Box 3031
           Berwyn, PA 19312-0031
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                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2006

                  ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY

                                   issued by

                          AIG LIFE INSURANCE COMPANY

                                  through its

                              VARIABLE ACCOUNT I

This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the flexible premium deferred annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 1, 2006, call us at (800) 255-8402 or write to us at Delaware Valley
Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031.

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                               TABLE OF CONTENTS

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
  GENERAL INFORMATION                                                       3
     AIG Life Insurance Company...........................................  3
     National Union Fire Insurance Company of Pittsburgh, PA..............  3
     Independent Accountants..............................................  3
     Distributor..........................................................  3
     Potential Conflicts..................................................  3

  CALCULATION OF PERFORMANCE DATA                                           3
     Yield and Effective Yield Quotations for the Money Market Subaccount.  3
     Yield Quotations for Other Subaccounts...............................  4
     Standardized Performance Data........................................  4
     Non-Standardized Performance Data....................................  5
     Tax Deferred Accumulation............................................  6

  ANNUITY PROVISIONS                                                        7
     Variable Annuity Payments............................................  7
     Annuity Unit Value...................................................  7
     Net Investment Factor................................................  7
     Taxes................................................................  8
     Additional Provisions................................................ 13

  FINANCIAL STATEMENTS                                                     13
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                              GENERAL INFORMATION

AIG Life Insurance Company

A description of AIG Life Insurance Company and its ownership is contained in the prospectus. We will provide for the safekeeping of the assets of Variable
Account I.

National Union Fire Insurance Company of Pittsburgh, PA.

National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union") is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270.
National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is a wholly owned subsidiary of American International Group, Inc.

Independent Accountants

Our financial statements have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose offices are located in Houston, Texas.

Distributor

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New
York, acts as the distributor of the contract. AIGESC is a wholly owned subsidiary of American International Group, Inc. Commissions not to exceed 7% of premiums will be paid to entities that sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. Commissions are paid by Variable
Account I directly to selling dealers and representatives on behalf of AIGESC.

Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. They may be sold to our other separate accounts, as well as to separate accounts of other affiliated or unaffiliated life insurance companies, to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity owners, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

                        CALCULATION OF PERFORMANCE DATA

Yield and Effective Yield Quotations for the Money Market Subaccount

The yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of

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the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable
Account I included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7]-1

For purposes of the yield and effective yield quotations, the hypothetical charge reflects all deductions that are charged to all owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the money market subaccount's mean account size. The yield and effective yield quotations do not reflect the surrender charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract and whether withdrawals had been previously made during that Contract Year. No deductions or sales loads are assessed upon annuitization under the contract. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the money market subaccount and the corresponding portfolio are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

Yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of Variable Account I included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                         Yield = 2[(a - b + 1)/6/ - 1]
                                      cd

Where: a = net investment income earned during the period by the portfolio attributable to shares owned by the Subaccount.

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of Accumulation Units outstanding during the period

d = the maximum offering price per Accumulation Unit on the last day of the period

Yield quotations for a subaccount reflect all recurring contract charges
(except surrender charge). For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

A surrender charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract, and whether withdrawals had previously been made during that Contract Year.

Standardized Performance Data

The total return quotations for all of the subaccounts will be average annual total return quotations for one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for

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such lesser period) ended on the date of the most recent balance sheet of
Variable Account I and for the period from the date monies were first placed into the subaccounts until the aforesaid date. This type of performance information is referred to as standardized performance and is based on the life of the subaccount. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

The average annual total return quotations reflect all portfolio expenses and all contract charges except optional benefit charges and assume a total surrender at the end of the particular period. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

Non-Standardized Performance Data

Non-standardized performance data will be calculated in a manner similar to the average annual total return described above for the subaccounts. It is average annual total return for the underlying portfolios for one, three, five, and ten year periods (or, where a portfolio has been in existence for a period of less than one, three, five or ten years, for such lesser period). For purposes of determining non-standardized average annual total return, the actual investment performance of each portfolio is reflected from the date such portfolio commenced operations even though the contract may not have been available at that time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

Non-standardized average annual total return quotations reflect all portfolio expenses and all contract charges except the contract maintenance fee and the optional benefit charges. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size. The calculations do not assume a total surrender as of the end of the particular period and, therefore, no surrender charge is reflected.

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Tax Deferred Accumulation

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax deferred compounding on Variable
Account I's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation phase, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or premium of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% administrative charge, and the $30 contract maintenance fee, but not the expenses of an underlying investment portfolio. In addition, these values assume that the owner does not surrender the contract or make any partial surrenders until the end of the period shown. The chart assumes a full surrender at the end of the period shown and the payment of taxes at the 31% rate on the amount in excess of the premium.

In developing tax-deferral charts, we will follow these general principles:

    (1) the assumed rate of earnings will be realistic;

    (2) the chart will depict accurately the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges;

    (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender; and

    (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on a surrender by an owner who has not reached age 59 1/2.

The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers.

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                              ANNUITY PROVISIONS

Variable Annuity Payments

A variable annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. At the Annuity Date, the Contract Value in each subaccount will be applied to the applicable annuity tables contained in the contract. The annuity table used will depend upon the payment option chosen.
The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to contract will provide a larger income than that guaranteed for the same form of annuity under the contract, the larger amount will be paid.

The first annuity payment for each subaccount is determined by multiplying the amount of the Contract Value allocated to that subaccount by the factor shown in the table for the option selected, divided by 1000. The dollar amount of subsequent annuity payments is determined as follows:

(a) The dollar amount of the first annuity payment is divided by the Annuity
    Unit value as of the Annuity Date. This establishes the number of Annuity
    Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

(b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period fourteen days prior to the date of payment.

The total dollar amount of each variable annuity payment is the sum of all subaccount variable annuity payments less the pro-rata amount of the administrative charge.

Annuity Unit Value

The value of an Annuity Unit for each subaccount was arbitrarily set initially at $10. This was done when the first portfolio shares were purchased. The
Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

   . (a) is the net investment factor for the Valuation Period for which the Annuity Unit value is being determined; and

   .    (b) is the assumed investment factor for such Valuation Period.

The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation
Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

   .    (a) is equal to:

       (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

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      (ii) the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend"
           date occurs during that same Valuation Period, plus or minus

     (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

   .    (b) is equal to:

       (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

      (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

   .    (c) is equal to:

       (i) the percentage factor representing the mortality and expense risk charge, plus

      (ii) the percentage factor representing the administrative charge.

The net investment factor may be greater or less than the assumed investment factor. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

                                     TAXES

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual.
You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or
"IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase
Payments. For non-qualified contracts, the cost basis is generally the Purchase
Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract.
Examples of qualified plans or arrangements are: Individual Retirement
Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered
Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental
457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth
401(k) account, and you may have cost basis in a traditional IRA or in another
Qualified Contract.***

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

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Withholding Tax on Distributions

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth
401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth
403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified
Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

   .    after attainment of age 59 1/2;

   .    when paid to your beneficiary after you die;

   .    after you become disabled (as defined in the IRC);

   . as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

   . payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

   .    dividends paid with respect to stock of a corporation described in IRC
        Section 404(k);

   . for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

   . payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

   . for payment of health insurance if you are unemployed and meet certain requirements

   .    distributions from IRAs for higher education expenses

   .    distributions from IRAs for first home purchases

   . amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct
"trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more;
(2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding

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requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements.
The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department").
Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange.
(However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified

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domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a
Nonqualified Contract

Under IRC section 72(e)(4)(c), if you transfer ownership of your Nonqualified
Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration, you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered
Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of section
457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or
(5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions

                                      11


or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2006 is $15,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2006 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lessor of $44,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2006 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2006. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2006 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2006. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans--Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

Additional Provisions

We will require proof of age and sex of the Annuitant before making any life annuity payment provided for by the contract. If the age or sex of the Annuitant has been misstated, we will compute the amount payable based on the correct age and sex. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the minimum annual rate of 3%. Any overpayments, including interest at the minimum annual rate of 3%, unless repaid to us in one sum, will be deducted from future annuity payments until we are repaid in full.

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

We will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.

                             FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP ("PwC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AIG Life. AIG uses PwC as its corporate-wide auditing firm.

SEPARATE ACCOUNT FINANCIAL STATEMENTS

The statement of net assets as of December 31, 2005 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2005 of the Separate Account, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AIG LIFE FINANCIAL STATEMENTS

The balance sheets of AIG Life at December 31, 2005 and 2004 and the related statements of income, shareholders' equity, cash flows and comprehensive income for the three years ended December 31, 2005, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

NATIONAL UNION FINANCIAL STATEMENTS

The statutory statement of admitted assets, liabilities, capital and surplus of National Union as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2005, appear herein, in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

Incorporation of AIG Financial Information

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2005, File No. 001-08787, filed on March 16, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         INDEX TO FINANCIAL STATEMENTS

You should consider the financial statements of AIG Life that we include in this SAI as bearing on the ability of AIG Life to meet its obligations under the Contracts.

You should only consider the financial statements of National Union that we include in this SAI as bearing on the ability of National Union, as guarantor, to meet its obligations under a guarantee agreement that guarantees the insurance obligations of the Contracts.

I. Variable Account I 2005 Financial Statements                                                                       Page

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm................................ VA I -1
Statement of Net Assets as of December 31, 2005.................................................................... VA I -2
Statement of Operations for the year ended December 31, 2005....................................................... VA I -4
Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004.................................. VA I -6
Notes to Financial Statements...................................................................................... VA I -30

II. AIG Life 2005 Financial Statements Page                                                                           Page

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm................................  F - 2
Balance Sheets as of December 31, 2005 and 2004....................................................................  F - 3
Statements of Income for the years ended December 31, 2005, 2004 and 2003..........................................  F - 5
Statements of Shareholders' Equity for the years ended December 31, 2005, 2004 and 2003                              F - 6
Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003......................................  F - 7
Statements of Comprehensive Income for the years ended December 31, 2005, 2004 and 2003............................  F - 8
Notes to Financial Statements......................................................................................  F - 9

III. National Union Financial Statements (Statutory Basis)                                                            Page

Report of PricewaterhouseCoopers LLP, Independent Auditors.........................................................    1
Statement of Admitted Assets, Liabilities, Capital and Surplus (Statutory Basis) as of December 31, 2005 and 2004..    3
Statement of Operations and Capital and Surplus Account (Statutory Basis) for the years ended December 31, 2005 and
  2004.............................................................................................................    5
Statement of Cash Flow (Statutory Basis) for the years ended December 31, 2005 and 2004............................    6
Notes to Statutory Basis Financial Statements......................................................................    7

[LOGO] AIG AMERICAN GENERAL

                                                             Variable Account I
                                                               Variable Annuity

                                                                           2005
                                                                  Annual Report

                                                              December 31, 2005

                                                     AIG Life Insurance Company
                         A member company of American International Group, Inc.

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
1201 Louisiana
Suite 2900
Houston, TX 77002-5678
Telephone (713) 356-4000
Facsimile (713) 356-4717

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of AIG Life Insurance Company and Contract Owners of AIG Life Insurance Company Variable Account I

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts listed in Note A of AIG Life Insurance Company Variable Account I (the "Separate Account") at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the investment companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 5, 2006

                                   VA I - 1

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2005

                                                                                        Contract   Contract     Net assets
                                          Investment      Due from (to)                 owners -   owners -   attributable to
                                        securities - at AIG Life Insurance              annuity  accumulation contract owner
Sub-accounts                              fair value         Company        Net Assets  reserves   reserves      reserves
--------------------------------------- --------------- ------------------ ------------ -------- ------------ ---------------
AIM V.I. Capital Appreciation Fund -
  Series I                               $  1,097,185        $    --       $  1,097,185 $ 17,147 $  1,080,038  $  1,097,185
AIM V.I. International Growth Fund -
  Series I                                  1,348,401             --          1,348,401       --    1,348,401     1,348,401
AllianceBernstein Americas
  Government Income Portfolio -
  Class A                                  39,906,607             --         39,906,607   47,175   39,859,432    39,906,607
AllianceBernstein Global Bond
  Portfolio - Class A                      16,023,510             --         16,023,510    2,336   16,021,174    16,023,510
AllianceBernstein Global Dollar
  Government Portfolio - Class A           20,414,905             --         20,414,905   15,884   20,399,021    20,414,905
AllianceBernstein Global Technology
  Portfolio - Class A                      57,690,438             (1)        57,690,437  118,333   57,572,104    57,690,437
AllianceBernstein Global Technology
  Portfolio - Class B                      23,948,289             --         23,948,289       --   23,948,289    23,948,289
AllianceBernstein Growth and Income
  Portfolio - Class A                     218,472,120             --        218,472,120  373,082  218,099,038   218,472,120
AllianceBernstein Growth and Income
  Portfolio - Class B                     184,401,927             --        184,401,927   81,876  184,320,051   184,401,927
AllianceBernstein Growth Portfolio -
  Class A                                  90,398,946             --         90,398,946   70,700   90,328,246    90,398,946
AllianceBernstein Growth Portfolio -
  Class B                                  55,274,332             --         55,274,332    2,115   55,272,217    55,274,332
AllianceBernstein High Yield
  Portfolio - Class A                      31,698,291             --         31,698,291       --   31,698,291    31,698,291
AllianceBernstein International
  Portfolio - Class A                      53,575,812             --         53,575,812   96,110   53,479,702    53,575,812
AllianceBernstein International Value
  Portfolio - Class A                      42,512,957             --         42,512,957       --   42,512,957    42,512,957
AllianceBernstein Large Cap Growth
  Portfolio - Class A                     150,054,813             (1)       150,054,812  401,533  149,653,279   150,054,812
AllianceBernstein Large Cap Growth
  Portfolio - Class B                      75,886,860             --         75,886,860   14,471   75,872,389    75,886,860
AllianceBernstein Money Market
  Portfolio - Class A                      19,216,465         52,998         19,269,463   16,350   19,253,113    19,269,463
AllianceBernstein Money Market
  Portfolio - Class B                      16,011,608         38,979         16,050,587       --   16,050,587    16,050,587
AllianceBernstein Real Estate
  Investment Portfolio - Class A           45,429,193             --         45,429,193  128,134   45,301,059    45,429,193
AllianceBernstein Small Cap Growth
  Portfolio - Class A                      42,654,055              1         42,654,056   70,859   42,583,197    42,654,056
AllianceBernstein Small/Mid Cap
  Value Portfolio - Class A                58,920,732             --         58,920,732       --   58,920,732    58,920,732
AllianceBernstein Total Return
  Portfolio - Class A                     158,084,859             (1)       158,084,858  108,799  157,976,059   158,084,858
AllianceBernstein U.S. Government/
  High Grade Securities Portfolio -
  Class A                                  71,957,016              1         71,957,017  118,140   71,838,877    71,957,017
AllianceBernstein U.S. Government/
  High Grade Securities Portfolio -
  Class B                                   3,092,745             --          3,092,745       --    3,092,745     3,092,745
AllianceBernstein U.S. Large Cap
  Blended Style Portfolio - Class B         2,789,159             --          2,789,159   28,984    2,760,175     2,789,159
AllianceBernstein Utility Income
  Portfolio - Class A                      44,765,022             --         44,765,022   16,604   44,748,418    44,765,022
AllianceBernstein Value Portfolio -
  Class B                                  73,742,514             (2)        73,742,512       --   73,742,512    73,742,512
AllianceBernstein Worldwide
  Privatization Portfolio - Class A        39,865,503             --         39,865,503   62,201   39,803,302    39,865,503
Delaware VIP Balanced Series -
  Standard class                              851,121             --            851,121       --      851,121       851,121
Delaware VIP Capital Reserves Series
  - Standard class                            193,721            219            193,940       --      193,940       193,940
Delaware VIP Cash Reserves Series -
  Standard class                              294,944            320            295,264       --      295,264       295,264
Delaware VIP Growth Opportunities
  Series - Standard class                   1,011,377             (1)         1,011,376       --    1,011,376     1,011,376
Delaware VIP High Yield Series -
  Standard class                              465,351             --            465,351       --      465,351       465,351
Delaware VIP Value Series - Standard
  class                                     4,269,668             --          4,269,668   23,252    4,246,416     4,269,668
Dreyfus Stock Index Fund, Inc. -
  Initial shares                            6,788,477              1          6,788,478   49,914    6,738,564     6,788,478
Dreyfus VIF Small Company Stock
  Portfolio - Initial shares                1,538,179             --          1,538,179       --    1,538,179     1,538,179
Fidelity VIP Asset Manager Portfolio
  - Initial Class                           5,658,685             --          5,658,685   20,523    5,638,162     5,658,685
Fidelity VIP Contrafund Portfolio -
  Initial Class                             3,717,457             --          3,717,457   26,645    3,690,812     3,717,457
Fidelity VIP Growth Portfolio - Initial
  Class                                     4,256,337             --          4,256,337   26,971    4,229,366     4,256,337
Fidelity VIP High Income Portfolio -
  Initial Class                             1,183,065             --          1,183,065       --    1,183,065     1,183,065
Fidelity VIP Investment Grade Bond
  Portfolio - Initial Class                 2,505,319             --          2,505,319   56,551    2,448,768     2,505,319
Fidelity VIP Money Market Portfolio
  - Initial Class                           2,088,573             --          2,088,573       --    2,088,573     2,088,573
Fidelity VIP Overseas Portfolio -
  Initial Class                               227,914             --            227,914       --      227,914       227,914
Mercury Basic Value V.I. Fund -
  Class I                                   6,403,795             --          6,403,795    5,374    6,398,421     6,403,795
Mercury Core Bond V.I. Fund - Class
  I                                           292,896          1,058            293,954       --      293,954       293,954
Mercury Domestic Money Market
  V.I. Fund - Class I                         350,493             (1)           350,492       --      350,492       350,492
Mercury Global Allocation V.I. Fund
  - Class I                                 1,491,358             --          1,491,358       --    1,491,358     1,491,358
Mercury Global Growth V.I. Fund -
  Class I                                     632,609             --            632,609       --      632,609       632,609
Mercury High Current Income V.I.
  Fund - Class I                              473,309          2,873            476,182       --      476,182       476,182
Mercury International Value V.I.
  Fund - Class I                            2,294,159             --          2,294,159       --    2,294,159     2,294,159
Mercury Large Cap Core V.I. Fund -
  Class I                                   1,824,091             --          1,824,091    5,393    1,818,698     1,824,091

                            See accompanying notes.

                                   VA I - 2

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2005

                                                                                        Contract    Contract     Net assets
                                          Investment      Due from (to)                 owners -    owners -   attributable to
                                        securities - at AIG Life Insurance              annuity   accumulation contract owner
Sub-accounts                              fair value         Company       Net Assets   reserves    reserves      reserves
--------------------------------------- --------------- ------------------ ----------- ---------- ------------ ---------------
Mercury Large Cap Growth V.I. Fund -
  Class I                                 $   858,545         $  --        $   858,545 $       -- $   858,545    $   858,545
Mercury Utilities and
  Telecommunications V.I. Fund - Class
  I                                           542,590            (1)           542,589         --     542,589        542,589
Mercury Value Opportunities V.I. Fund -
  Class I                                   2,578,734            (1)         2,578,733         --   2,578,733      2,578,733
UBS U.S. Allocation Portfolio              16,474,139            --         16,474,139         --  16,474,139     16,474,139
UIF Core Plus Fixed Income Portfolio -
  Class I                                      35,745            (1)            35,744     35,744          --         35,744
UIF Equity Growth Portfolio - Class I          35,091            --             35,091     35,091          --         35,091
UIF Technology Portfolio - Class I             12,210            (1)            12,209     12,209          --         12,209
UIF Value Portfolio - Class I                      --            --                 --         --          --             --
Van Eck Worldwide Emerging Markets
  Fund                                        727,449            --            727,449         --     727,449        727,449
Van Eck Worldwide Hard Assets Fund            681,860            --            681,860         --     681,860        681,860
Vanguard 500 Index Fund                        27,921            --             27,921     27,921          --         27,921
Vanguard Dividend Growth Fund                  25,533            --             25,533     25,533          --         25,533
Vanguard GNMA Fund                             14,654            --             14,654     14,654          --         14,654
Vanguard Health Care Fund                      65,295            (1)            65,294     65,294          --         65,294
Vanguard Inflation-Protected Securities
  Fund                                        140,980            --            140,980    140,980          --        140,980
Vanguard LifeStrategy Conservative
  Growth Fund                                  32,643            --             32,643     32,643          --         32,643
Vanguard LifeStrategy Growth Fund             131,499            (1)           131,498    131,498          --        131,498
Vanguard LifeStrategy Income Fund             175,492            --            175,492    175,492          --        175,492
Vanguard LifeStrategy Moderate Growth
  Fund                                        728,359            (1)           728,358    728,358          --        728,358
Vanguard Prime Money Market Fund                4,689            --              4,689      4,689          --          4,689
Vanguard PRIMECAP Fund                          3,075            --              3,075      3,075          --          3,075
Vanguard Small-Cap Growth Index Fund           19,396            --             19,396     19,396          --         19,396
Vanguard Small-Cap Value Index Fund            18,989            --             18,989     18,989          --         18,989
Vanguard Total Bond Market Index
  Fund                                          8,898            --              8,898      8,898          --          8,898
Vanguard Total International Stock
  Index Fund                                  277,301            --            277,301    277,301          --        277,301
Vanguard U.S. Growth Fund                       4,948            --              4,948      4,948          --          4,948
Vanguard VIF Balanced Portfolio             3,418,895            --          3,418,895  3,418,895          --      3,418,895
Vanguard VIF Capital Growth Portfolio         114,085            --            114,085    114,085          --        114,085
Vanguard VIF Diversified Value
  Portfolio                                   365,769            (1)           365,768    365,768          --        365,768
Vanguard VIF Equity Income Portfolio          312,038            (1)           312,037    312,037          --        312,037
Vanguard VIF Equity Index Portfolio           200,107             1            200,108    200,108          --        200,108
Vanguard VIF Growth Portfolio                  62,536            --             62,536     62,536          --         62,536
Vanguard VIF High Yield Bond
  Portfolio                                   175,469            --            175,469    175,469          --        175,469
Vanguard VIF International Portfolio          442,368            --            442,368    442,368          --        442,368
Vanguard VIF Mid-Cap Index Portfolio          255,367            --            255,367    255,367          --        255,367
Vanguard VIF Money Market Portfolio            33,824            (1)            33,823     33,823          --         33,823
Vanguard VIF REIT Index Portfolio             215,845            --            215,845    215,845          --        215,845
Vanguard VIF Short-Term Investment-
  Grade Portfolio                              64,706            --             64,706     64,706          --         64,706
Vanguard VIF Small Company Growth
  Portfolio                                    71,527            --             71,527     71,527          --         71,527
Vanguard VIF Total Bond Market Index
  Portfolio                                   358,440            --            358,440    358,440          --        358,440
Vanguard VIF Total Stock Market Index
  Portfolio                                 1,098,862            --          1,098,862  1,098,862          --      1,098,862
Vanguard Wellington Fund                      123,215            --            123,215    123,215          --        123,215
Vanguard Windsor Fund                           2,872            --              2,872      2,872          --          2,872

                            See accompanying notes.

                                   VA I - 3

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

                                 A            B            A+B=C           D              E             F           C+D+E+F

                                        Mortality and                                             Net Change in     Increase
                                         expense risk                               Capital gain    unrealized   (decrease) in
                             Dividends       and            Net       Net realized  distributions  appreciation    net assets
                            from mutual administrative  investment   gain (loss) on  from mutual  (depreciation) resulting from
Sub-accounts                   funds       charges     income (loss)  investments       funds     of investments   operations
--------------------------- ----------- -------------- ------------- -------------- ------------- -------------- --------------
AIM V.I. Capital
  Appreciation Fund -
  Series I                  $      664   $   (16,138)   $   (15,474)  $   (134,877)  $       --    $   219,128    $    68,777
AIM V.I. International
  Growth Fund - Series I         8,203       (18,617)       (10,414)       106,953           --        101,802        198,341
AllianceBernstein Americas
  Government Income
  Portfolio - Class A        2,829,348      (571,384)     2,257,964        730,018           --       (216,798)     2,771,184
AllianceBernstein Global
  Bond Portfolio - Class A   1,559,596      (241,473)     1,318,123         55,589      198,928     (3,187,576)    (1,614,936)
AllianceBernstein Global
  Dollar Government
  Portfolio - Class A        1,193,073      (274,689)       918,384      1,631,137      904,184     (1,950,113)     1,503,592
AllianceBernstein Global
  Technology Portfolio -
  Class A                           --      (852,053)      (852,053)   (20,932,440)          --     22,291,266        506,773
AllianceBernstein Global
  Technology Portfolio -
  Class B                           --      (339,083)      (339,083)    (4,200,792)          --      4,807,908        268,033
AllianceBernstein Growth
  and Income Portfolio -
  Class A                    3,496,013    (3,289,906)       206,107      5,411,827           --      1,680,782      7,298,716
AllianceBernstein Growth
  and Income Portfolio -
  Class B                    2,438,487    (2,678,444)      (239,957)     1,921,503           --      4,004,394      5,685,940
AllianceBernstein Growth
  Portfolio - Class A               --    (1,273,595)    (1,273,595)    (9,386,181)          --     19,049,024      8,389,248
AllianceBernstein Growth
  Portfolio - Class B               --      (741,593)      (741,593)    (1,445,613)          --      7,179,174      4,991,968
AllianceBernstein High
  Yield Portfolio - Class A  2,916,159      (486,992)     2,429,167        109,461           --     (2,470,738)        67,890
AllianceBernstein
  International Portfolio -
  Class A                      237,999      (671,792)      (433,793)     2,205,092           --      6,256,048      8,027,347
AllianceBernstein
  International Value
  Portfolio - Class A          225,563      (530,330)      (304,767)     2,989,301      613,180      2,305,754      5,603,468
AllianceBernstein Large
  Cap Growth Portfolio -
  Class A                           --    (2,061,979)    (2,061,979)   (15,495,115)          --     35,371,571     17,814,477
AllianceBernstein Large
  Cap Growth Portfolio -
  Class B                           --    (1,006,377)    (1,006,377)    (3,562,527)          --     13,347,895      8,778,991
AllianceBernstein Money
  Market Portfolio - Class
  A                            566,108      (345,872)       220,236             --           --             --        220,236
AllianceBernstein Money
  Market Portfolio - Class
  B                            329,555      (222,416)       107,139             --           --             --        107,139
AllianceBernstein Real
  Estate Investment
  Portfolio - Class A        1,530,141      (650,116)       880,025      5,856,903    4,877,889     (7,496,413)     4,118,404
AllianceBernstein Small
  Cap Growth Portfolio -
  Class A                           --      (601,714)      (601,714)       540,895           --      1,338,658      1,277,839
AllianceBernstein Small/
  Mid Cap Value Portfolio
  - Class A                    439,767      (831,207)      (391,440)     2,785,818    2,656,192     (2,018,490)     3,032,080
AllianceBernstein Total
  Return Portfolio - Class
  A                          4,271,981    (2,325,992)     1,945,989      1,717,919           --        244,053      3,907,961
AllianceBernstein U.S.
  Government/High Grade
  Securities Portfolio -
  Class A                    2,397,145    (1,136,435)     1,260,710         26,456    2,270,980     (3,113,668)       444,478
AllianceBernstein U.S.
  Government/High Grade
  Securities Portfolio -
  Class B                       84,566       (43,567)        40,999          1,543       87,113       (120,481)         9,174
AllianceBernstein U.S.
  Large Cap Blended Style
  Portfolio - Class B            7,219       (36,195)       (28,976)        93,438           --        148,779        213,241
AllianceBernstein Utility
  Income Portfolio - Class
  A                            948,769      (625,235)       323,534       (161,906)          --      5,810,777      5,972,405
AllianceBernstein Value
  Portfolio - Class B          939,035    (1,068,779)      (129,744)     2,957,487    1,319,559     (1,154,636)     2,992,666
AllianceBernstein
  Worldwide Privatization
  Portfolio - Class A          161,757      (503,257)      (341,500)     2,306,608           --      4,444,941      6,410,049
Delaware VIP Balanced
  Series - Standard class       19,100       (10,641)         8,459        (26,150)          --         36,469         18,778
Delaware VIP Capital
  Reserves Series -
  Standard class                 9,605        (2,972)         6,633           (439)          --         (5,177)         1,017
Delaware VIP Cash
  Reserves Series -
  Standard class                 9,294        (4,526)         4,768             --           --             --          4,768
Delaware VIP Growth
  Opportunities Series -
  Standard class                    --       (14,188)       (14,188)      (210,773)          --        318,660         93,699
Delaware VIP High Yield
  Series - Standard class       31,789        (6,080)        25,709        (10,458)          --         (4,259)        10,992
Delaware VIP Value Series
  - Standard class              76,161       (54,156)        22,005         38,670           --        133,072        193,747
Dreyfus Stock Index Fund,
  Inc. - Initial shares        116,795      (103,494)        13,301       (107,297)          --        300,963        206,967
Dreyfus VIF Small
  Company Stock Portfolio
  - Initial shares                  --       (24,417)       (24,417)       161,198       94,228       (251,813)       (20,804)
Fidelity VIP Asset Manager
  Portfolio - Initial Class    179,152       (85,677)        93,475       (201,994)       2,297        234,343        128,121
Fidelity VIP Contrafund
  Portfolio - Initial Class     10,741       (50,450)       (39,709)        82,855          671        473,351        517,168
Fidelity VIP Growth
  Portfolio - Initial Class     27,322       (65,801)       (38,479)      (736,134)          --        913,415        138,802
Fidelity VIP High Income
  Portfolio - Initial Class    212,454       (19,341)       193,113         68,061           --       (254,289)         6,885
Fidelity VIP Investment
  Grade Bond Portfolio -
  Initial Class                115,787       (40,693)        75,094        (55,468)      69,955        (67,576)        22,005
Fidelity VIP Money Market
  Portfolio - Initial Class     72,040       (34,141)        37,899             --           --             --         37,899
Fidelity VIP Overseas
  Portfolio - Initial Class      1,824        (3,528)        (1,704)        (6,561)       1,428         45,071         38,234
Mercury Basic Value V.I.
  Fund - Class I                87,205      (104,221)       (17,016)       262,772      477,356       (655,062)        68,050
Mercury Core Bond V.I.
  Fund - Class I                20,418        (5,721)        14,697          6,661           --        (18,353)         3,005
Mercury Domestic Money
  Market V.I. Fund - Class
  I                             12,539        (6,992)         5,547             --           --             --          5,547
Mercury Global Allocation
  V.I. Fund - Class I           35,628       (20,799)        14,829         29,651           --         87,411        131,891
Mercury Global Growth
  V.I. Fund - Class I            7,144        (8,513)        (1,369)      (157,474)          --        221,959         63,116
Mercury High Current
  Income V.I. Fund - Class
  I                             61,669        (9,873)        51,796        (36,212)          --        (18,962)        (3,378)

                            See accompanying notes.

                                   VA I - 4

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2005

                                             A           B          A+B=C         D            E             F         C+D+E+F

                                                                                                                       Increase
                                                                                                         Net Change   (decrease)
                                                   Mortality and                 Net                   in unrealized    in net
                                         Dividends  expense risk     Net      realized   Capital gain   appreciation    assets
                                           from         and       investment gain (loss) distributions (depreciation) resulting
                                          mutual   administrative   income       on       from mutual        of          from
Sub-accounts                               funds      charges       (loss)   investments     funds      investments   operations
---------------------------------------- --------- -------------- ---------- ----------- ------------- -------------- ----------
Mercury International Value V.I. Fund -
  Class I                                $ 60,960    $ (30,111)    $ 30,849   $  91,275    $     --      $   88,780    $210,904
Mercury Large Cap Core V.I. Fund - Class
  I                                        11,213      (25,322)     (14,109)    (21,538)     75,033         159,518     198,904
Mercury Large Cap Growth V.I. Fund -
  Class I                                   1,545      (12,080)     (10,535)     24,330          --          61,673      75,468
Mercury Utilities and Telecommunications
  V.I. Fund - Class I                      13,367       (7,647)       5,720     (31,602)         --          92,271      66,389
Mercury Value Opportunities V.I. Fund -
  Class I                                   6,842      (36,535)     (29,693)     88,105     356,700        (216,642)    198,470
UBS U.S. Allocation Portfolio             282,606     (245,219)      37,387    (613,099)         --       1,437,899     862,187
UIF Core Plus Fixed Income Portfolio -
  Class I                                   1,306         (272)       1,034          18         268             (87)      1,233
UIF Equity Growth Portfolio - Class I         161         (242)         (81)        130          --           4,530       4,579
UIF Technology Portfolio - Class I             --          (91)         (91)       (215)         --             134        (172)
UIF Value Portfolio - Class I                  --           --           --         996          --          (1,018)        (22)
Van Eck Worldwide Emerging Markets
  Fund                                      4,447       (8,291)      (3,844)    102,692          --          64,340     163,188
Van Eck Worldwide Hard Assets Fund          1,404       (7,189)      (5,785)     50,224          --         174,834     219,273
Vanguard 500 Index Fund                       338         (104)         234         146          --             256         636
Vanguard Dividend Growth Fund                 244          (68)         176          21          --             974       1,171
Vanguard GNMA Fund                          1,220         (137)       1,083        (264)         --            (290)        529
Vanguard Health Care Fund                     712         (333)         379         413       2,413           5,498       8,703
Vanguard Inflation-Protected Securities
  Fund                                      7,741         (597)       7,144           8         464          (5,476)      2,140
Vanguard LifeStrategy Conservative
  Growth Fund                                 942         (249)         693         315          --             168       1,176
Vanguard LifeStrategy Growth Fund           2,574         (675)       1,899       1,299          --           5,813       9,011
Vanguard LifeStrategy Income Fund           5,660         (871)       4,789         240          --            (509)      4,520
Vanguard LifeStrategy Moderate Growth
  Fund                                     17,773       (3,990)      13,783       3,077          --          30,142      47,002
Vanguard Prime Money Market Fund              143          (36)         107          --          --              --         107
Vanguard PRIMECAP Fund                         18          (22)          (4)         61          87              76         220
Vanguard Small-Cap Growth Index Fund           47          (42)           5          (2)         --             317         320
Vanguard Small-Cap Value Index Fund           336          (42)         294         (11)         --            (377)        (94)
Vanguard Total Bond Market Index Fund         408          (69)         339         (17)          2            (173)        151
Vanguard Total International Stock Index
  Fund                                      5,600       (1,380)       4,220       6,276          --          27,382      37,878
Vanguard U.S. Growth Fund                      10          (36)         (26)         22          --             472         468
Vanguard VIF Balanced Portfolio            50,022      (12,541)      37,481      15,815      31,647          89,688     174,631
Vanguard VIF Capital Growth Portfolio         411         (364)          47         379         456           4,132       5,014
Vanguard VIF Diversified Value Portfolio    3,477       (1,458)       2,019       2,941          --          15,043      20,003
Vanguard VIF Equity Income Portfolio        4,985       (1,313)       3,672         585      11,425          (5,964)      9,718
Vanguard VIF Equity Index Portfolio         1,790         (589)       1,201         393       4,189          (1,288)      4,495
Vanguard VIF Growth Portfolio                  65         (122)         (57)        125          --           2,769       2,837
Vanguard VIF High Yield Bond Portfolio      1,226         (834)         392         105          --           4,749       5,246
Vanguard VIF International Portfolio        1,508       (1,511)          (3)      3,999          --          47,290      51,286
Vanguard VIF Mid-Cap Index Portfolio          603         (676)         (73)      1,656          --          18,790      20,373
Vanguard VIF Money Market Portfolio         5,020         (830)       4,190          --          --              --       4,190
Vanguard VIF REIT Index Portfolio           2,341         (785)       1,556       4,554       5,167           8,574      19,851
Vanguard VIF Short-Term Investment-
  Grade Portfolio                           1,540         (318)       1,222         (12)         --             (90)      1,120
Vanguard VIF Small Company Growth
  Portfolio                                    --         (312)        (312)        666       2,319           3,283       5,956
Vanguard VIF Total Bond Market Index
  Portfolio                                11,286       (1,581)       9,705      (3,810)      2,006          (2,415)      5,486
Vanguard VIF Total Stock Market Index
  Portfolio                                 8,260       (4,685)       3,575      13,509      12,524          32,918      62,526
Vanguard Wellington Fund                    2,805         (706)       2,099         507       3,798           2,992       9,396
Vanguard Windsor Fund                          42          (22)          20          41         240            (185)        116

                            See accompanying notes.

                                   VA I - 5

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS


                                                                               Sub-accounts
                                                     ----------------------------------------------------------------
                                                                       AIM V.I.    AllianceBernstein
                                                        AIM V.I.     International     Americas      AllianceBernstein
                                                         Capital        Growth        Government        Global Bond
                                                      Appreciation      Fund -     Income Portfolio      Portfolio
                                                     Fund - Series I   Series I        - Class A         - Class A
                                                     --------------- ------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                        $  (15,474)    $  (10,414)    $  2,257,964       $ 1,318,123
   Net realized gain (loss) on investments               (134,877)       106,953          730,018            55,589
   Capital gain distributions from mutual funds                --             --               --           198,928
   Net change in unrealized appreciation
     (depreciation) of investments                        219,128        101,802         (216,798)       (3,187,576)
                                                       ----------     ----------     ------------       -----------
Increase (decrease) in net assets resulting from
  operations                                               68,777        198,341        2,771,184        (1,614,936)
                                                       ----------     ----------     ------------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               7,414          4,100          280,144            28,039
   Administrative charges                                  (1,095)        (1,082)         (81,672)          (30,085)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    (64,784)       101,808         (278,695)        2,556,918
   Contract withdrawals                                  (233,933)      (333,871)      (4,482,944)       (1,993,923)
   Surrender charges                                       (1,913)        (3,678)         (60,208)          (25,998)
   Death benefits                                          (6,189)            --         (879,360)         (296,299)
   Annuity payments                                        (1,134)            --          (12,612)           (5,953)
                                                       ----------     ----------     ------------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (301,634)      (232,723)      (5,515,347)          232,699
                                                       ----------     ----------     ------------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (232,857)       (34,382)      (2,744,163)       (1,382,237)

NET ASSETS:
   Beginning of year                                    1,330,042      1,382,783       42,650,770        17,405,747
                                                       ----------     ----------     ------------       -----------
   End of year                                         $1,097,185     $1,348,401     $ 39,906,607       $16,023,510
                                                       ==========     ==========     ============       ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $  (20,015)    $   (7,251)    $  1,793,092       $   743,923
   Net realized gain (loss) on investments               (201,761)        28,054          569,172           700,509
   Capital gain distributions from mutual funds                --             --               --           344,517
   Net change in unrealized appreciation
     (depreciation) of investments                        275,765        211,872         (971,095)         (442,150)
                                                       ----------     ----------     ------------       -----------
Increase (decrease) in net assets resulting from
  operations                                               53,989        232,675        1,391,169         1,346,799
                                                       ----------     ----------     ------------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               6,440          2,920          272,181            75,392
   Administrative charges                                  (1,272)          (679)         (94,478)          (30,978)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   (136,695)       313,791       (7,046,004)          544,671
   Contract withdrawals                                  (200,747)      (207,842)      (5,151,898)       (2,698,015)
   Surrender charges                                       (4,019)        (2,453)         (84,268)          (41,420)
   Death benefits                                          (6,624)       (19,982)        (698,437)         (300,969)
   Annuity payments                                        (1,120)            --          (14,360)           (6,134)
                                                       ----------     ----------     ------------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (344,037)        85,755      (12,817,264)       (2,457,453)
                                                       ----------     ----------     ------------       -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  (290,048)       318,430      (11,426,095)       (1,110,654)

NET ASSETS:
   Beginning of year                                    1,620,090      1,064,353       54,076,865        18,516,401
                                                       ----------     ----------     ------------       -----------
   End of year                                         $1,330,042     $1,382,783     $ 42,650,770       $17,405,747
                                                       ==========     ==========     ============       ===========

                            See accompanying notes.

                                   VA I - 6

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                  Sub-accounts
                                                     ----------------------------------------------------------------------
                                                     AllianceBernstein AllianceBernstein AllianceBernstein
                                                       Global Dollar        Global            Global       AllianceBernstein
                                                        Government        Technology        Technology        Growth and
                                                         Portfolio         Portfolio         Portfolio     Income Portfolio
                                                         - Class A         - Class A         - Class B         - Class A
                                                     ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                         $   918,384      $   (852,053)      $  (339,083)     $    206,107
   Net realized gain (loss) on investments                1,631,137       (20,932,440)       (4,200,792)        5,411,827
   Capital gain distributions from mutual funds             904,184                --                --                --
   Net change in unrealized appreciation
     (depreciation) of investments                       (1,950,113)       22,291,266         4,807,908         1,680,782
                                                        -----------      ------------       -----------      ------------
Increase (decrease) in net assets resulting from
  operations                                              1,503,592           506,773           268,033         7,298,716
                                                        -----------      ------------       -----------      ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               100,515           118,544            46,560           321,361
   Administrative charges                                   (33,427)          (91,665)          (71,659)         (284,816)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    1,734,474        (6,750,794)       (1,294,507)       (7,786,381)
   Contract withdrawals                                  (2,579,133)       (8,045,913)       (2,248,991)      (34,829,357)
   Surrender charges                                        (36,796)          (90,748)          (55,016)         (262,856)
   Death benefits                                          (308,369)       (1,102,193)         (910,089)       (5,408,209)
   Annuity payments                                          (2,520)          (33,674)               --          (106,324)
                                                        -----------      ------------       -----------      ------------
Increase (decrease) in net assets resulting from
  principal transactions                                 (1,125,256)      (15,996,443)       (4,533,702)      (48,356,582)
                                                        -----------      ------------       -----------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     378,336       (15,489,670)       (4,265,669)      (41,057,866)

NET ASSETS:
   Beginning of year                                     20,036,569        73,180,107        28,213,958       259,529,986
                                                        -----------      ------------       -----------      ------------
   End of year                                          $20,414,905      $ 57,690,437       $23,948,289      $218,472,120
                                                        ===========      ============       ===========      ============
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                         $ 1,102,411      $ (1,068,381)      $  (418,334)     $ (1,323,425)
   Net realized gain (loss) on investments                2,188,407       (22,276,039)       (5,133,234)        1,069,387
   Capital gain distributions from mutual funds                  --                --                --                --
   Net change in unrealized appreciation
     (depreciation) of investments                       (1,779,552)       25,558,161         6,404,119        24,660,881
                                                        -----------      ------------       -----------      ------------
Increase (decrease) in net assets resulting from
  operations                                              1,511,266         2,213,741           852,551        24,406,843
                                                        -----------      ------------       -----------      ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                72,626           189,865           143,993           452,774
   Administrative charges                                   (33,072)         (114,756)          (87,774)         (318,428)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                      (30,330)       (5,465,494)       (2,932,031)        1,319,344
   Contract withdrawals                                  (3,562,351)       (8,875,340)       (2,639,093)      (44,188,513)
   Surrender charges                                        (67,828)         (109,054)         (111,586)         (435,588)
   Death benefits                                          (485,680)         (871,382)         (624,238)       (6,224,582)
   Annuity payments                                          (2,168)         (136,203)               --          (241,888)
                                                        -----------      ------------       -----------      ------------
Increase (decrease) in net assets resulting from
  principal transactions                                 (4,108,803)      (15,382,364)       (6,250,729)      (49,636,881)
                                                        -----------      ------------       -----------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (2,597,537)      (13,168,623)       (5,398,178)      (25,230,038)

NET ASSETS:
   Beginning of year                                     22,634,106        86,348,730        33,612,136       284,760,024
                                                        -----------      ------------       -----------      ------------
   End of year                                          $20,036,569      $ 73,180,107       $28,213,958      $259,529,986
                                                        ===========      ============       ===========      ============

                            See accompanying notes.

                                   VA I - 7

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                  Sub-accounts
                                                     ----------------------------------------------------------------------
                                                     AllianceBernstein                                     AllianceBernstein
                                                        Growth and     AllianceBernstein AllianceBernstein    High Yield
                                                     Income Portfolio  Growth Portfolio  Growth Portfolio      Portfolio
                                                         - Class B         - Class A         - Class B         - Class A
                                                     ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                        $   (239,957)     $ (1,273,595)      $  (741,593)      $ 2,429,167
   Net realized gain (loss) on investments                1,921,503        (9,386,181)       (1,445,613)          109,461
   Capital gain distributions from mutual funds                  --                --                --                --
   Net change in unrealized appreciation
     (depreciation) of investments                        4,004,394        19,049,024         7,179,174        (2,470,738)
                                                       ------------      ------------       -----------       -----------
Increase (decrease) in net assets resulting from
  operations                                              5,685,940         8,389,248         4,991,968            67,890
                                                       ------------      ------------       -----------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               870,520           183,275           250,072            64,024
   Administrative charges                                  (499,878)         (114,114)         (144,953)          (67,672)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   (7,078,242)       (3,234,686)         (226,379)       (2,291,534)
   Contract withdrawals                                 (16,015,303)      (15,247,937)       (4,456,436)       (4,020,552)
   Surrender charges                                       (429,779)         (106,679)         (109,784)          (63,361)
   Death benefits                                        (4,964,629)       (2,418,960)       (1,430,909)         (987,566)
   Annuity payments                                          (5,319)          (44,725)             (250)           (2,691)
                                                       ------------      ------------       -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                (28,122,630)      (20,983,826)       (6,118,639)       (7,369,352)
                                                       ------------      ------------       -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (22,436,690)      (12,594,578)       (1,126,671)       (7,301,462)

NET ASSETS:
   Beginning of year                                    206,838,617       102,993,524        56,401,003        38,999,753
                                                       ------------      ------------       -----------       -----------
   End of year                                         $184,401,927      $ 90,398,946       $55,274,332       $31,698,291
                                                       ============      ============       ===========       ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $ (1,340,049)     $ (1,459,491)      $  (773,690)      $ 2,014,829
   Net realized gain (loss) on investments                 (435,072)      (12,686,458)       (2,230,910)         (739,070)
   Capital gain distributions from mutual funds                  --                --                --                --
   Net change in unrealized appreciation
     (depreciation) of investments                       20,221,933        26,687,883         9,610,052         1,129,560
                                                       ------------      ------------       -----------       -----------
Increase (decrease) in net assets resulting from
  operations                                             18,446,812        12,541,934         6,605,452         2,405,319
                                                       ------------      ------------       -----------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             1,585,139           219,907           284,756           112,582
   Administrative charges                                  (532,663)         (127,502)         (151,823)          (76,638)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    5,229,828           502,183           197,937        (1,815,964)
   Contract withdrawals                                 (14,436,962)      (16,856,708)       (4,225,008)       (4,292,231)
   Surrender charges                                       (323,344)         (148,896)         (125,696)          (68,756)
   Death benefits                                        (3,343,908)       (2,035,448)       (1,087,147)         (671,426)
   Annuity payments                                          (4,670)         (157,736)               --            (2,722)
                                                       ------------      ------------       -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                (11,826,580)      (18,604,200)       (5,106,981)       (6,815,155)
                                                       ------------      ------------       -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   6,620,232        (6,062,266)        1,498,471        (4,409,836)

NET ASSETS:
   Beginning of year                                    200,218,385       109,055,790        54,902,532        43,409,589
                                                       ------------      ------------       -----------       -----------
   End of year                                         $206,838,617      $102,993,524       $56,401,003       $38,999,753
                                                       ============      ============       ===========       ===========

                            See accompanying notes.

                                   VA I - 8

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                  Sub-accounts
                                                     ----------------------------------------------------------------------
                                                     AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                                       International     International       Large Cap         Large Cap
                                                         Portfolio      Value Portfolio  Growth Portfolio  Growth Portfolio
                                                         - Class A         - Class A         - Class A         - Class B
                                                     ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                         $  (433,793)      $  (304,767)     $ (2,061,979)     $ (1,006,377)
   Net realized gain (loss) on investments                2,205,092         2,989,301       (15,495,115)       (3,562,527)
   Capital gain distributions from mutual funds                  --           613,180                --                --
   Net change in unrealized appreciation
     (depreciation) of investments                        6,256,048         2,305,754        35,371,571        13,347,895
                                                        -----------       -----------      ------------      ------------
Increase (decrease) in net assets resulting from
  operations                                              8,027,347         5,603,468        17,814,477         8,778,991
                                                        -----------       -----------      ------------      ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               181,771           221,257           399,383           466,631
   Administrative charges                                   (89,426)          (84,767)         (208,088)         (207,822)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    4,708,160         6,563,981        (8,575,781)       (2,596,162)
   Contract withdrawals                                  (4,552,700)       (3,889,094)      (19,125,672)       (6,138,197)
   Surrender charges                                        (48,631)          (68,155)         (186,718)         (157,579)
   Death benefits                                        (1,186,773)         (511,393)       (3,793,170)       (1,725,697)
   Annuity payments                                         (17,569)               --           (91,642)             (860)
                                                        -----------       -----------      ------------      ------------
Increase (decrease) in net assets resulting from
  principal transactions                                 (1,005,168)        2,231,829       (31,581,688)      (10,359,686)
                                                        -----------       -----------      ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   7,022,179         7,835,297       (13,767,211)       (1,580,695)

NET ASSETS:
   Beginning of year                                     46,553,633        34,677,660       163,822,023        77,467,555
                                                        -----------       -----------      ------------      ------------
   End of year                                          $53,575,812       $42,512,957      $150,054,812      $ 75,886,860
                                                        ===========       ===========      ============      ============
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                         $  (482,891)      $  (239,426)     $ (2,417,334)     $ (1,108,814)
   Net realized gain (loss) on investments                1,799,349         1,078,738       (24,050,471)       (5,500,776)
   Capital gain distributions from mutual funds                  --            57,253                --                --
   Net change in unrealized appreciation
     (depreciation) of investments                        5,127,390         5,327,513        37,215,176        11,503,420
                                                        -----------       -----------      ------------      ------------
Increase (decrease) in net assets resulting from
  operations                                              6,443,848         6,224,078        10,747,371         4,893,830
                                                        -----------       -----------      ------------      ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               260,091           198,053           366,739           723,610
   Administrative charges                                   (78,060)          (63,460)         (243,296)         (232,056)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    3,272,101         8,983,027       (16,086,925)       (6,356,405)
   Contract withdrawals                                  (4,955,551)       (2,157,876)      (20,853,292)       (5,337,018)
   Surrender charges                                        (56,228)          (42,867)         (273,056)         (144,879)
   Death benefits                                          (801,794)         (587,909)       (3,238,124)       (1,116,971)
   Annuity payments                                          (4,960)               --          (231,118)             (407)
                                                        -----------       -----------      ------------      ------------
Increase (decrease) in net assets resulting from
  principal transactions                                 (2,364,401)        6,328,968       (40,559,072)      (12,464,126)
                                                        -----------       -----------      ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   4,079,447        12,553,046       (29,811,701)       (7,570,296)

NET ASSETS:
   Beginning of year                                     42,474,186        22,124,614       193,633,724        85,037,851
                                                        -----------       -----------      ------------      ------------
   End of year                                          $46,553,633       $34,677,660      $163,822,023      $ 77,467,555
                                                        ===========       ===========      ============      ============

                            See accompanying notes.

                                   VA I - 9

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                  Sub-accounts
                                                     ----------------------------------------------------------------------
                                                                                         AllianceBernstein
                                                     AllianceBernstein AllianceBernstein    Real Estate    AllianceBernstein
                                                       Money Market      Money Market       Investment         Small Cap
                                                         Portfolio         Portfolio         Portfolio     Growth Portfolio
                                                         - Class A         - Class B         - Class A         - Class A
                                                     ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                        $    220,236      $    107,139      $    880,025       $  (601,714)
   Net realized gain (loss) on investments                       --                --         5,856,903           540,895
   Capital gain distributions from mutual funds                  --                --         4,877,889                --
   Net change in unrealized appreciation
     (depreciation) of investments                               --                --        (7,496,413)        1,338,658
                                                       ------------      ------------      ------------       -----------
Increase (decrease) in net assets resulting from
  operations                                                220,236           107,139         4,118,404         1,277,839
                                                       ------------      ------------      ------------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               228,170           274,907            83,881           142,397
   Administrative charges                                   (26,534)          (34,863)          (94,187)          (84,580)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    7,245,144         4,844,914        (3,869,075)       (1,126,746)
   Contract withdrawals                                 (10,699,507)       (3,847,025)       (5,571,220)       (5,700,234)
   Surrender charges                                        (84,126)          (85,378)          (66,102)          (61,071)
   Death benefits                                        (1,517,224)       (1,013,389)         (864,208)         (938,364)
   Annuity payments                                          (6,319)               --           (15,317)          (16,785)
                                                       ------------      ------------      ------------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (4,860,396)          139,166       (10,396,228)       (7,785,383)
                                                       ------------      ------------      ------------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (4,640,160)          246,305        (6,277,824)       (6,507,544)

NET ASSETS:
   Beginning of year                                     23,909,623        15,804,282        51,707,017        49,161,600
                                                       ------------      ------------      ------------       -----------
   End of year                                         $ 19,269,463      $ 16,050,587      $ 45,429,193       $42,654,056
                                                       ============      ============      ============       ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $   (236,787)     $   (270,483)     $    357,225       $  (677,608)
   Net realized gain (loss) on investments                       --                --         3,532,343          (499,251)
   Capital gain distributions from mutual funds                  --                --                --                --
   Net change in unrealized appreciation
     (depreciation) of investments                               --                --         8,955,529         6,812,961
                                                       ------------      ------------      ------------       -----------
Increase (decrease) in net assets resulting from
  operations                                               (236,787)         (270,483)       12,845,097         5,636,102
                                                       ------------      ------------      ------------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               117,249           492,532           324,821           199,860
   Administrative charges                                   (36,661)          (58,684)          (86,725)          (94,295)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                     (351,222)       (3,525,241)        4,989,203           455,907
   Contract withdrawals                                 (10,310,503)      (13,005,447)       (5,368,888)       (6,444,192)
   Surrender charges                                       (112,194)         (382,278)          (85,477)          (72,347)
   Death benefits                                        (1,595,261)       (1,480,091)         (882,449)         (589,313)
   Annuity payments                                         359,972                --           (13,676)          (19,231)
                                                       ------------      ------------      ------------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                (11,928,620)      (17,959,209)       (1,123,191)       (6,563,611)
                                                       ------------      ------------      ------------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (12,165,407)      (18,229,692)       11,721,906          (927,509)

NET ASSETS:
   Beginning of year                                     36,075,030        34,033,974        39,985,111        50,089,109
                                                       ------------      ------------      ------------       -----------
   End of year                                         $ 23,909,623      $ 15,804,282      $ 51,707,017       $49,161,600
                                                       ============      ============      ============       ===========

                            See accompanying notes.

                                   VA I - 10

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                  Sub-accounts
                                                     ----------------------------------------------------------------------
                                                                                         AllianceBernstein AllianceBernstein
                                                                                         U.S. Government/  U.S. Government/
                                                     AllianceBernstein AllianceBernstein    High Grade        High Grade
                                                       Small/Mid Cap     Total Return       Securities        Securities
                                                      Value Portfolio      Portfolio         Portfolio         Portfolio
                                                         - Class A         - Class A         - Class A         - Class B
                                                     ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                         $  (391,440)     $  1,945,989      $  1,260,710       $   40,999
   Net realized gain (loss) on investments                2,785,818         1,717,919            26,456            1,543
   Capital gain distributions from mutual funds           2,656,192                --         2,270,980           87,113
   Net change in unrealized appreciation
     (depreciation) of investments                       (2,018,490)          244,053        (3,113,668)        (120,481)
                                                        -----------      ------------      ------------       ----------
Increase (decrease) in net assets resulting from
  operations                                              3,032,080         3,907,961           444,478            9,174
                                                        -----------      ------------      ------------       ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               233,906           907,383           124,975               --
   Administrative charges                                  (141,632)         (318,502)         (154,216)          (4,429)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                      393,509           753,990        (2,416,961)         118,768
   Contract withdrawals                                  (5,551,653)      (18,668,311)      (13,089,701)        (167,452)
   Surrender charges                                       (116,421)         (252,109)         (198,252)          (4,304)
   Death benefits                                          (961,384)       (3,515,158)       (2,346,046)         (58,895)
   Annuity payments                                              --           (35,336)          (24,077)              --
                                                        -----------      ------------      ------------       ----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (6,143,675)      (21,128,043)      (18,104,278)        (116,312)
                                                        -----------      ------------      ------------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (3,111,595)      (17,220,082)      (17,659,800)        (107,138)

NET ASSETS:
   Beginning of year                                     62,032,327       175,304,940        89,616,817        3,199,883
                                                        -----------      ------------      ------------       ----------
   End of year                                          $58,920,732      $158,084,858      $ 71,957,017       $3,092,745
                                                        ===========      ============      ============       ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                         $  (686,555)     $  1,367,065      $  1,368,904       $   41,711
   Net realized gain (loss) on investments                2,414,764           401,487         1,292,229           38,993
   Capital gain distributions from mutual funds           1,324,596                --         2,765,192           95,996
   Net change in unrealized appreciation
     (depreciation) of investments                        6,318,898        10,788,956        (3,225,980)        (109,505)
                                                        -----------      ------------      ------------       ----------
Increase (decrease) in net assets resulting from
  operations                                              9,371,703        12,557,508         2,200,345           67,195
                                                        -----------      ------------      ------------       ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               316,029         1,683,856           484,023               --
   Administrative charges                                  (135,626)         (327,005)         (184,245)          (4,705)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    2,200,163         6,554,227       (10,998,619)        (474,083)
   Contract withdrawals                                  (3,882,536)      (17,387,083)      (12,580,913)        (167,293)
   Surrender charges                                        (86,512)         (229,925)         (198,096)          (4,581)
   Death benefits                                        (1,040,358)       (4,274,974)       (2,948,611)         (24,113)
   Annuity payments                                              --           (31,006)          (39,770)              --
                                                        -----------      ------------      ------------       ----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (2,628,840)      (14,011,910)      (26,466,231)        (674,775)
                                                        -----------      ------------      ------------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   6,742,863        (1,454,402)      (24,265,886)        (607,580)

NET ASSETS:
   Beginning of year                                     55,289,464       176,759,342       113,882,703        3,807,463
                                                        -----------      ------------      ------------       ----------
   End of year                                          $62,032,327      $175,304,940      $ 89,616,817       $3,199,883
                                                        ===========      ============      ============       ==========

                            See accompanying notes.

                                   VA I - 11

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                  Sub-accounts
                                                     ----------------------------------------------------------------------
                                                     AllianceBernstein                                     AllianceBernstein
                                                      U.S. Large Cap   AllianceBernstein                       Worldwide
                                                       Blended Style    Utility Income   AllianceBernstein   Privatization
                                                         Portfolio         Portfolio      Value Portfolio      Portfolio
                                                         - Class B         - Class A         - Class B         - Class A
                                                     ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                         $  (28,976)       $   323,534       $  (129,744)      $  (341,500)
   Net realized gain (loss) on investments                  93,438           (161,906)        2,957,487         2,306,608
   Capital gain distributions from mutual funds                 --                 --         1,319,559                --
   Net change in unrealized appreciation
     (depreciation) of investments                         148,779          5,810,777        (1,154,636)        4,444,941
                                                        ----------        -----------       -----------       -----------
Increase (decrease) in net assets resulting from
  operations                                               213,241          5,972,405         2,992,666         6,410,049
                                                        ----------        -----------       -----------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                   --             91,916           462,491            90,754
   Administrative charges                                   (2,844)           (91,619)         (191,383)          (67,141)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                     450,328          2,847,408            54,602         2,780,165
   Contract withdrawals                                   (263,415)        (5,289,256)       (7,174,120)       (4,392,839)
   Surrender charges                                        (2,272)           (84,609)         (128,391)          (42,341)
   Death benefits                                          (17,404)        (1,053,527)       (1,517,428)         (772,617)
   Annuity payments                                         (2,649)            (3,230)               --           (31,926)
                                                        ----------        -----------       -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                   161,744         (3,582,917)       (8,494,229)       (2,435,945)
                                                        ----------        -----------       -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    374,985          2,389,488        (5,501,563)        3,974,104

NET ASSETS:
   Beginning of year                                     2,414,174         42,375,534        79,244,075        35,891,399
                                                        ----------        -----------       -----------       -----------
   End of year                                          $2,789,159        $44,765,022       $73,742,512       $39,865,503
                                                        ==========        ===========       ===========       ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                         $  (25,403)       $   282,473       $  (380,451)      $  (347,860)
   Net realized gain (loss) on investments                  84,643         (2,037,418)        1,121,672           313,693
   Capital gain distributions from mutual funds                 --                 --                --                --
   Net change in unrealized appreciation
     (depreciation) of investments                         134,137          9,713,629         7,492,132         6,455,393
                                                        ----------        -----------       -----------       -----------
Increase (decrease) in net assets resulting from
  operations                                               193,377          7,958,684         8,233,353         6,421,226
                                                        ----------        -----------       -----------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                  240            258,358           462,256            67,830
   Administrative charges                                   (3,043)           (79,228)         (180,697)          (52,365)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   1,246,522          1,416,678         7,809,288         3,840,810
   Contract withdrawals                                   (199,530)        (3,964,991)       (4,479,183)       (3,700,800)
   Surrender charges                                        (1,898)           (60,854)          (98,472)          (37,768)
   Death benefits                                          (14,849)        (1,086,198)       (1,262,041)         (421,358)
   Annuity payments                                             --             (1,015)               --           (38,439)
                                                        ----------        -----------       -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 1,027,442         (3,517,250)        2,251,151          (342,090)
                                                        ----------        -----------       -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,220,819          4,441,434        10,484,504         6,079,136

NET ASSETS:
   Beginning of year                                     1,193,355         37,934,100        68,759,571        29,812,263
                                                        ----------        -----------       -----------       -----------
   End of year                                          $2,414,174        $42,375,534       $79,244,075       $35,891,399
                                                        ==========        ===========       ===========       ===========

                            See accompanying notes.

                                   VA I - 12

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                      Sub-accounts
                                                     ---------------------------------------------
                                                                 Delaware
                                                      Delaware     VIP      Delaware    Delaware
                                                        VIP      Capital    VIP Cash   VIP Growth
                                                      Balanced   Reserves   Reserves  Opportunities
                                                      Series -   Series -   Series -    Series -
                                                      Standard   Standard   Standard    Standard
                                                       class      class      class        class
                                                     ----------  --------  ---------  -------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                      $    8,459  $  6,633  $   4,768   $  (14,188)
   Net realized gain (loss) on investments              (26,150)     (439)        --     (210,773)
   Capital gain distributions from mutual funds              --        --         --           --
   Net change in unrealized appreciation
     (depreciation) of investments                       36,469    (5,177)        --      318,660
                                                     ----------  --------  ---------   ----------
Increase (decrease) in net assets resulting from
  operations                                             18,778     1,017      4,768       93,699
                                                     ----------  --------  ---------   ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --        --         --           --
   Administrative charges                                  (484)     (136)      (201)        (366)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                       (2)       (2)      (212)         377
   Contract withdrawals                                (109,170)  (49,097)   (87,639)    (337,409)
   Surrender charges                                         --        --         --           --
   Death benefits                                            --        --    (91,689)          --
   Annuity payments                                          --        --         --           --
                                                     ----------  --------  ---------   ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (109,656)  (49,235)  (179,741)    (337,398)
                                                     ----------  --------  ---------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (90,878)  (48,218)  (174,973)    (243,699)

NET ASSETS:
   Beginning of year                                    941,999   242,158    470,237    1,255,075
                                                     ----------  --------  ---------   ----------
   End of year                                       $  851,121  $193,940  $ 295,264   $1,011,376
                                                     ==========  ========  =========   ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $   10,766  $  7,823  $  (1,883)  $  (14,127)
   Net realized gain (loss) on investments              (63,701)      383         --      (32,346)
   Capital gain distributions from mutual funds              --        --         --           --
   Net change in unrealized appreciation
     (depreciation) of investments                       92,818    (2,233)        --      170,358
                                                     ----------  --------  ---------   ----------
Increase (decrease) in net assets resulting from
  operations                                             39,883     5,973     (1,883)     123,885
                                                     ----------  --------  ---------   ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --        --         --           --
   Administrative charges                                  (657)     (131)      (243)        (305)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                 (153,449)     (262)   131,030       40,521
   Contract withdrawals                                (131,371)   (9,833)  (149,695)     (34,731)
   Surrender charges                                         --        --         --           --
   Death benefits                                            --        --         --           --
   Annuity payments                                          --        --         --           --
                                                     ----------  --------  ---------   ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (285,477)  (10,226)   (18,908)       5,485
                                                     ----------  --------  ---------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (245,594)   (4,253)   (20,791)     129,370

NET ASSETS:
   Beginning of year                                  1,187,593   246,411    491,028    1,125,705
                                                     ----------  --------  ---------   ----------
   End of year                                       $  941,999  $242,158  $ 470,237   $1,255,075
                                                     ==========  ========  =========   ==========

                            See accompanying notes.

                                   VA I - 13

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                          Sub-accounts
                                                     -----------------------------------------------------
                                                                                              Dreyfus VIF
                                                       Delaware    Delaware                      Small
                                                       VIP High    VIP Value  Dreyfus Stock     Company
                                                     Yield Series  Series -    Index Fund,       Stock
                                                      - Standard   Standard   Inc. - Initial  Portfolio -
                                                        class        class        shares     Initial shares
                                                     ------------ ----------  -------------- --------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                       $  25,709   $   22,005   $    13,301     $  (24,417)
   Net realized gain (loss) on investments              (10,458)      38,670      (107,297)       161,198
   Capital gain distributions from mutual funds              --           --            --         94,228
   Net change in unrealized appreciation
     (depreciation) of investments                       (4,259)     133,072       300,963       (251,813)
                                                      ---------   ----------   -----------     ----------
Increase (decrease) in net assets resulting from
  operations                                             10,992      193,747       206,967        (20,804)
                                                      ---------   ----------   -----------     ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --           --        24,828            480
   Administrative charges                                  (351)      (1,999)       (6,828)        (1,246)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                     (177)         230       (67,574)       (32,218)
   Contract withdrawals                                 (16,555)    (280,970)   (1,605,064)      (452,688)
   Surrender charges                                         --           --       (16,226)        (8,670)
   Death benefits                                       (13,490)    (110,414)      (80,962)            --
   Annuity payments                                          --       (5,027)       (5,415)            --
                                                      ---------   ----------   -----------     ----------
Increase (decrease) in net assets resulting from
  principal transactions                                (30,573)    (398,180)   (1,757,241)      (494,342)
                                                      ---------   ----------   -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (19,581)    (204,433)   (1,550,274)      (515,146)

NET ASSETS:
   Beginning of year                                    484,932    4,474,101     8,338,752      2,053,325
                                                      ---------   ----------   -----------     ----------
   End of year                                        $ 465,351   $4,269,668   $ 6,788,478     $1,538,179
                                                      =========   ==========   ===========     ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  32,762   $   19,862   $    29,149     $  (25,417)
   Net realized gain (loss) on investments              (84,176)      (2,528)     (327,465)       111,018
   Capital gain distributions from mutual funds              --           --            --        122,358
   Net change in unrealized appreciation
     (depreciation) of investments                      108,568      547,156     1,010,749         83,295
                                                      ---------   ----------   -----------     ----------
Increase (decrease) in net assets resulting from
  operations                                             57,154      564,490       712,433        291,254
                                                      ---------   ----------   -----------     ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --           --        39,388          3,180
   Administrative charges                                  (420)      (2,382)       (7,964)          (902)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  (35,022)      (5,815)     (148,715)       127,036
   Contract withdrawals                                (200,234)    (844,410)   (1,872,168)      (208,122)
   Surrender charges                                         --           --       (28,544)        (4,386)
   Death benefits                                            --           --      (140,140)       (93,349)
   Annuity payments                                          --       (5,527)       (5,006)            --
                                                      ---------   ----------   -----------     ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (235,676)    (858,134)   (2,163,149)      (176,543)
                                                      ---------   ----------   -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (178,522)    (293,644)   (1,450,716)       114,711

NET ASSETS:
   Beginning of year                                    663,454    4,767,745     9,789,468      1,938,614
                                                      ---------   ----------   -----------     ----------
   End of year                                        $ 484,932   $4,474,101   $ 8,338,752     $2,053,325
                                                      =========   ==========   ===========     ==========

                            See accompanying notes.

                                   VA I - 14

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                          Sub-accounts
                                                     ------------------------------------------------------
                                                     Fidelity VIP
                                                         Asset     Fidelity VIP  Fidelity VIP  Fidelity VIP
                                                        Manager     Contrafund      Growth      High Income
                                                      Portfolio -   Portfolio -   Portfolio -   Portfolio -
                                                     Initial Class Initial Class Initial Class Initial Class
                                                     ------------- ------------- ------------- -------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                       $    93,475   $  (39,709)   $   (38,479)  $  193,113
   Net realized gain (loss) on investments               (201,994)      82,855       (736,134)      68,061
   Capital gain distributions from mutual funds             2,297          671             --           --
   Net change in unrealized appreciation
     (depreciation) of investments                        234,343      473,351        913,415     (254,289)
                                                      -----------   ----------    -----------   ----------
Increase (decrease) in net assets resulting from
  operations                                              128,121      517,168        138,802        6,885
                                                      -----------   ----------    -----------   ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              11,091        8,118         12,355        2,240
   Administrative charges                                  (3,394)      (2,814)        (5,248)        (904)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   (163,961)     140,696       (312,099)    (114,507)
   Contract withdrawals                                (1,196,919)    (585,861)    (1,506,398)    (369,262)
   Surrender charges                                      (16,892)      (5,694)        (6,963)      (2,889)
   Death benefits                                         (71,153)     (11,091)       (64,939)      (5,509)
   Annuity payments                                        (2,427)      (1,721)        (3,137)          --
                                                      -----------   ----------    -----------   ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (1,443,655)    (458,367)    (1,886,429)    (490,831)
                                                      -----------   ----------    -----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (1,315,534)      58,801     (1,747,627)    (483,946)

NET ASSETS:
   Beginning of year                                    6,974,219    3,658,656      6,003,964    1,667,011
                                                      -----------   ----------    -----------   ----------
   End of year                                        $ 5,658,685   $3,717,457    $ 4,256,337   $1,183,065
                                                      ===========   ==========    ===========   ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $   116,528   $  (36,754)   $   (74,404)  $  126,478
   Net realized gain (loss) on investments               (302,060)     (19,477)      (742,349)      56,683
   Capital gain distributions from mutual funds                --           --             --           --
   Net change in unrealized appreciation
     (depreciation) of investments                        460,927      510,536        907,272      (63,178)
                                                      -----------   ----------    -----------   ----------
Increase (decrease) in net assets resulting from
  operations                                              275,395      454,305         90,519      119,983
                                                      -----------   ----------    -----------   ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              17,723       11,122         20,098        1,350
   Administrative charges                                  (4,331)      (2,955)        (6,709)      (1,083)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   (193,104)     200,815       (258,607)      92,016
   Contract withdrawals                                (1,536,689)    (472,499)    (1,409,931)    (395,887)
   Surrender charges                                      (36,015)      (8,057)       (19,457)      (3,350)
   Death benefits                                        (156,633)     (38,448)           194          112
   Annuity payments                                        (2,472)      (1,569)        (2,960)          --
                                                      -----------   ----------    -----------   ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (1,911,521)    (311,591)    (1,677,372)    (306,842)
                                                      -----------   ----------    -----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (1,636,126)     142,714     (1,586,853)    (186,859)

NET ASSETS:
   Beginning of year                                    8,610,345    3,515,942      7,590,817    1,853,870
                                                      -----------   ----------    -----------   ----------
   End of year                                        $ 6,974,219   $3,658,656    $ 6,003,964   $1,667,011
                                                      ===========   ==========    ===========   ==========

                            See accompanying notes.

                                   VA I - 15

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                          Sub-accounts
                                                     -----------------------------------------------------
                                                     Fidelity VIP  Fidelity VIP
                                                      Investment       Money     Fidelity VIP    Mercury
                                                      Grade Bond      Market       Overseas    Basic Value
                                                      Portfolio -   Portfolio -   Portfolio -  V.I. Fund -
                                                     Initial Class Initial Class Initial Class   Class I
                                                     ------------- ------------- ------------- -----------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                       $   75,094    $    37,899    $  (1,704)  $   (17,016)
   Net realized gain (loss) on investments               (55,468)            --       (6,561)      262,772
   Capital gain distributions from mutual funds           69,955             --        1,428       477,356
   Net change in unrealized appreciation
     (depreciation) of investments                       (67,576)            --       45,071      (655,062)
                                                      ----------    -----------    ---------   -----------
Increase (decrease) in net assets resulting from
  operations                                              22,005         37,899       38,234        68,050
                                                      ----------    -----------    ---------   -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              3,886         16,750        1,845           580
   Administrative charges                                 (1,904)        (2,128)        (306)      (14,765)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    87,951         13,450       (5,783)     (509,209)
   Contract withdrawals                                 (946,032)    (1,072,534)     (92,155)   (1,211,617)
   Surrender charges                                      (8,642)        (4,177)         (37)       (5,213)
   Death benefits                                        (17,578)            --           --      (253,093)
   Annuity payments                                       (5,665)            --           --          (728)
                                                      ----------    -----------    ---------   -----------
Increase (decrease) in net assets resulting from
  principal transactions                                (887,984)    (1,048,639)     (96,436)   (1,994,045)
                                                      ----------    -----------    ---------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (865,979)    (1,010,740)     (58,202)   (1,925,995)

NET ASSETS:
   Beginning of year                                   3,371,298      3,099,313      286,116     8,329,790
                                                      ----------    -----------    ---------   -----------
   End of year                                        $2,505,319    $ 2,088,573    $ 227,914   $ 6,403,795
                                                      ==========    ===========    =========   ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  117,543    $    (8,235)   $    (397)  $   (25,292)
   Net realized gain (loss) on investments                26,875             --      (36,070)       74,216
   Capital gain distributions from mutual funds          121,885             --           --        12,512
   Net change in unrealized appreciation
     (depreciation) of investments                      (160,330)            --       70,350       676,471
                                                      ----------    -----------    ---------   -----------
Increase (decrease) in net assets resulting from
  operations                                             105,973         (8,235)      33,883       737,907
                                                      ----------    -----------    ---------   -----------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              8,509         11,998        2,340           940
   Administrative charges                                 (2,280)        (2,334)        (357)      (16,880)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  (115,340)      (648,767)      (5,745)       31,682
   Contract withdrawals                                 (851,002)    (1,298,063)    (148,972)     (503,163)
   Surrender charges                                     (10,709)       (15,181)         (23)       (9,856)
   Death benefits                                         (4,223)            --           --       (95,796)
   Annuity payments                                       (5,829)            --           --          (541)
                                                      ----------    -----------    ---------   -----------
Increase (decrease) in net assets resulting from
  principal transactions                                (980,874)    (1,952,347)    (152,757)     (593,614)
                                                      ----------    -----------    ---------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (874,901)    (1,960,582)    (118,874)      144,293

NET ASSETS:
   Beginning of year                                   4,246,199      5,059,895      404,990     8,185,497
                                                      ----------    -----------    ---------   -----------
   End of year                                        $3,371,298    $ 3,099,313    $ 286,116   $ 8,329,790
                                                      ==========    ===========    =========   ===========

                            See accompanying notes.

                                   VA I - 16

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                      Sub-accounts
                                                     ----------------------------------------------
                                                                   Mercury
                                                                  Domestic     Mercury     Mercury
                                                       Mercury      Money      Global      Global
                                                      Core Bond  Market V.I. Allocation    Growth
                                                     V.I. Fund -   Fund -    V.I. Fund - V.I. Fund -
                                                       Class I     Class I     Class I     Class I
                                                     ----------- ----------- ----------- -----------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                       $  14,697   $   5,547  $   14,829   $  (1,369)
   Net realized gain (loss) on investments                6,661          --      29,651    (157,474)
   Capital gain distributions from mutual funds              --          --          --          --
   Net change in unrealized appreciation
     (depreciation) of investments                      (18,353)         --      87,411     221,959
                                                      ---------   ---------  ----------   ---------
Increase (decrease) in net assets resulting from
  operations                                              3,005       5,547     131,891      63,116
                                                      ---------   ---------  ----------   ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --          --         440          --
   Administrative charges                                  (450)       (755)     (2,440)       (937)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    1,948     500,490     280,981      61,526
   Contract withdrawals                                (214,839)   (192,532)   (221,641)   (244,526)
   Surrender charges                                     (1,715)     (5,368)     (1,722)     (8,686)
   Death benefits                                            --    (548,487)    (28,653)    (45,693)
   Annuity payments                                          --          --          --          --
                                                      ---------   ---------  ----------   ---------
Increase (decrease) in net assets resulting from
  principal transactions                               (215,056)   (246,652)     26,965    (238,316)
                                                      ---------   ---------  ----------   ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (212,051)   (241,105)    158,856    (175,200)

NET ASSETS:
   Beginning of year                                    506,005     591,597   1,332,502     807,809
                                                      ---------   ---------  ----------   ---------
   End of year                                        $ 293,954   $ 350,492  $1,491,358   $ 632,609
                                                      =========   =========  ==========   =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  11,305   $  (2,663) $   22,094   $   1,273
   Net realized gain (loss) on investments                  941          --     (12,048)    (70,333)
   Capital gain distributions from mutual funds              --          --          --          --
   Net change in unrealized appreciation
     (depreciation) of investments                        2,347          --     138,273     168,448
                                                      ---------   ---------  ----------   ---------
Increase (decrease) in net assets resulting from
  operations                                             14,593      (2,663)    148,319      99,388
                                                      ---------   ---------  ----------   ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --          --          --          --
   Administrative charges                                  (578)       (977)     (2,100)     (1,096)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    2,194    (196,381)    420,101     (62,874)
   Contract withdrawals                                 (41,932)    (33,766)   (175,810)     (9,491)
   Surrender charges                                        (74)       (589)     (3,969)        (26)
   Death benefits                                            --      (3,025)     (2,473)    (34,429)
   Annuity payments                                          --          --          --          --
                                                      ---------   ---------  ----------   ---------
Increase (decrease) in net assets resulting from
  principal transactions                                (40,390)   (234,738)    235,749    (107,916)
                                                      ---------   ---------  ----------   ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (25,797)   (237,401)    384,068      (8,528)

NET ASSETS:
   Beginning of year                                    531,802     828,998     948,434     816,337
                                                      ---------   ---------  ----------   ---------
   End of year                                        $ 506,005   $ 591,597  $1,332,502   $ 807,809
                                                      =========   =========  ==========   =========

                            See accompanying notes.

                                   VA I - 17

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                       Sub-accounts
                                                     ------------------------------------------------
                                                       Mercury
                                                        High        Mercury      Mercury     Mercury
                                                       Current   International  Large Cap   Large Cap
                                                     Income V.I.  Value V.I.    Core V.I.    Growth
                                                       Fund -       Fund -       Fund -    V.I. Fund -
                                                       Class I      Class I      Class I     Class I
                                                     ----------- ------------- ----------  -----------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                       $  51,796   $   30,849   $  (14,109)  $ (10,535)
   Net realized gain (loss) on investments              (36,212)      91,275      (21,538)     24,330
   Capital gain distributions from mutual funds              --           --       75,033          --
   Net change in unrealized appreciation
     (depreciation) of investments                      (18,962)      88,780      159,518      61,673
                                                      ---------   ----------   ----------   ---------
Increase (decrease) in net assets resulting from
  operations                                             (3,378)     210,904      198,904      75,468
                                                      ---------   ----------   ----------   ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --           75          440          --
   Administrative charges                                (1,325)      (4,637)      (3,621)     (1,684)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  (23,920)     254,972      (41,406)     17,246
   Contract withdrawals                                (378,625)    (285,553)    (100,864)   (171,206)
   Surrender charges                                     (5,010)         (61)      (1,185)        (90)
   Death benefits                                        (5,722)     (47,777)     (62,177)         --
   Annuity payments                                          --           --         (708)         --
                                                      ---------   ----------   ----------   ---------
Increase (decrease) in net assets resulting from
  principal transactions                               (414,602)     (82,981)    (209,521)   (155,734)
                                                      ---------   ----------   ----------   ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (417,980)     127,923      (10,617)    (80,266)

NET ASSETS:
   Beginning of year                                    894,162    2,166,236    1,834,708     938,811
                                                      ---------   ----------   ----------   ---------
   End of year                                        $ 476,182   $2,294,159   $1,824,091   $ 858,545
                                                      =========   ==========   ==========   =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  53,221   $   21,130   $   (8,974)  $ (10,287)
   Net realized gain (loss) on investments              (19,876)      28,985      (56,763)      5,009
   Capital gain distributions from mutual funds              --           --           --          --
   Net change in unrealized appreciation
     (depreciation) of investments                       48,750      326,098      313,863      61,685
                                                      ---------   ----------   ----------   ---------
Increase (decrease) in net assets resulting from
  operations                                             82,095      376,213      248,126      56,407
                                                      ---------   ----------   ----------   ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --          135           --          --
   Administrative charges                                (1,484)      (4,163)      (4,014)     (1,709)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   64,115        1,893       63,698     213,008
   Contract withdrawals                                 (61,416)     (75,100)     (72,672)    (37,936)
   Surrender charges                                       (351)        (234)      (1,838)       (320)
   Death benefits                                            --      (38,182)     (73,788)   (116,895)
   Annuity payments                                          --           --         (478)         --
                                                      ---------   ----------   ----------   ---------
Increase (decrease) in net assets resulting from
  principal transactions                                    864     (115,651)     (89,092)     56,148
                                                      ---------   ----------   ----------   ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  82,959      260,562      159,034     112,555

NET ASSETS:
   Beginning of year                                    811,203    1,905,674    1,675,674     826,256
                                                      ---------   ----------   ----------   ---------
   End of year                                        $ 894,162   $2,166,236   $1,834,708   $ 938,811
                                                      =========   ==========   ==========   =========

                            See accompanying notes.

                                   VA I - 18

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                            Sub-accounts
                                                     ---------------------------------------------------------
                                                                            Mercury                  UIF Core
                                                      Mercury Utilities      Value                  Plus Fixed
                                                             and         Opportunities   UBS U.S.     Income
                                                     Telecommunications   V.I. Fund -   Allocation  Portfolio -
                                                     V.I. Fund - Class I    Class I     Portfolio     Class I
                                                     ------------------- ------------- -----------  -----------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                           $  5,720        $  (29,693)  $    37,387    $ 1,034
   Net realized gain (loss) on investments                 (31,602)           88,105      (613,099)        18
   Capital gain distributions from mutual funds                 --           356,700            --        268
   Net change in unrealized appreciation
     (depreciation) of investments                          92,271          (216,642)    1,437,899        (87)
                                                          --------        ----------   -----------    -------
Increase (decrease) in net assets resulting from
  operations                                                66,389           198,470       862,187      1,233
                                                          --------        ----------   -----------    -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                   --                --         7,931         --
   Administrative charges                                     (914)           (5,600)      (36,523)        --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                      96,495            47,797    (1,419,466)        (1)
   Contract withdrawals                                    (55,212)         (563,726)   (1,526,266)        --
   Surrender charges                                          (682)           (8,827)      (23,402)        --
   Death benefits                                           (7,574)          (35,559)     (280,752)        --
   Annuity payments                                             --                --        (5,618)    (2,657)
                                                          --------        ----------   -----------    -------
Increase (decrease) in net assets resulting from
  principal transactions                                    32,113          (565,915)   (3,284,096)    (2,658)
                                                          --------        ----------   -----------    -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     98,502          (367,445)   (2,421,909)    (1,425)

NET ASSETS:
   Beginning of year                                       444,087         2,946,178    18,896,048     37,169
                                                          --------        ----------   -----------    -------
   End of year                                            $542,589        $2,578,733   $16,474,139    $35,744
                                                          ========        ==========   ===========    =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                           $  4,712        $  (38,902)  $   (84,690)   $ 1,136
   Net realized gain (loss) on investments                 (58,097)           42,683    (1,116,491)        16
   Capital gain distributions from mutual funds                 --           326,962            --         85
   Net change in unrealized appreciation
     (depreciation) of investments                         141,659            18,629     2,800,309         89
                                                          --------        ----------   -----------    -------
Increase (decrease) in net assets resulting from
  operations                                                88,274           349,372     1,599,128      1,326
                                                          --------        ----------   -----------    -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                   --                --           600         --
   Administrative charges                                     (669)           (5,898)      (41,201)        --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                     (41,775)          130,610    (1,831,848)       172
   Contract withdrawals                                     (6,098)          (98,558)     (790,671)        --
   Surrender charges                                            --            (2,137)      (16,070)        --
   Death benefits                                          (20,779)          (40,379)     (762,641)        --
   Annuity payments                                             --                --        (5,952)    (2,691)
                                                          --------        ----------   -----------    -------
Increase (decrease) in net assets resulting from
  principal transactions                                   (69,321)          (16,362)   (3,447,783)    (2,519)
                                                          --------        ----------   -----------    -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     18,953           333,010    (1,848,655)    (1,193)

NET ASSETS:
   Beginning of year                                       425,134         2,613,168    20,744,703     38,362
                                                          --------        ----------   -----------    -------
   End of year                                            $444,087        $2,946,178   $18,896,048    $37,169
                                                          ========        ==========   ===========    =======

                            See accompanying notes.

                                   VA I - 19

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                   Sub-accounts
                                                     ----------------------------------------
                                                        UIF                          Van Eck
                                                      Equity      UIF        UIF    Worldwide
                                                      Growth   Technology   Value   Emerging
                                                     Portfolio Portfolio  Portfolio  Markets
                                                     - Class I - Class I  - Class I   Fund
                                                     --------- ---------- --------- ---------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                       $   (81)  $   (91)   $    --  $  (3,844)
   Net realized gain (loss) on investments                130      (215)       996    102,692
   Capital gain distributions from mutual funds            --        --         --         --
   Net change in unrealized appreciation
     (depreciation) of investments                      4,530       134     (1,018)    64,340
                                                      -------   -------    -------  ---------
Increase (decrease) in net assets resulting from
  operations                                            4,579      (172)       (22)   163,188
                                                      -------   -------    -------  ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              --        --         --      9,546
   Administrative charges                                  --        --         --       (572)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                     (2)       (1)        22    108,686
   Contract withdrawals                                    --        --         --    (62,548)
   Surrender charges                                       --        --         --     (1,013)
   Death benefits                                          --        --         --         --
   Annuity payments                                    (2,351)     (886)        --         --
                                                      -------   -------    -------  ---------
Increase (decrease) in net assets resulting from
  principal transactions                               (2,353)     (887)        22     54,099
                                                      -------   -------    -------  ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 2,226    (1,059)        --    217,287

NET ASSETS:
   Beginning of year                                   32,865    13,268         --    510,162
                                                      -------   -------    -------  ---------
   End of year                                        $35,091   $12,209    $    --  $ 727,449
                                                      =======   =======    =======  =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  (184)  $   (98)   $     6  $  (4,417)
   Net realized gain (loss) on investments                (92)     (245)         6    108,697
   Capital gain distributions from mutual funds            --        --         77         --
   Net change in unrealized appreciation
     (depreciation) of investments                      2,412       (60)       308     14,208
                                                      -------   -------    -------  ---------
Increase (decrease) in net assets resulting from
  operations                                            2,136      (403)       397    118,488
                                                      -------   -------    -------  ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              --        --         --     13,340
   Administrative charges                                  --        --         --       (745)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    152        70     (2,731)   (89,826)
   Contract withdrawals                                    --        --         --    (89,522)
   Surrender charges                                       --        --         --       (311)
   Death benefits                                          --        --         --    (32,133)
   Annuity payments                                    (2,270)     (928)        --         --
                                                      -------   -------    -------  ---------
Increase (decrease) in net assets resulting from
  principal transactions                               (2,118)     (858)    (2,731)  (199,197)
                                                      -------   -------    -------  ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    18    (1,261)    (2,334)   (80,709)

NET ASSETS:
   Beginning of year                                   32,847    14,529      2,334    590,871
                                                      -------   -------    -------  ---------
   End of year                                        $32,865   $13,268    $    --  $ 510,162
                                                      =======   =======    =======  =========

                            See accompanying notes.

                                   VA I - 20

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                  Sub-accounts
                                                     -------------------------------------
                                                      Van Eck
                                                     Worldwide           Vanguard
                                                       Hard    Vanguard  Dividend Vanguard
                                                      Assets   500 Index  Growth    GNMA
                                                       Fund      Fund      Fund     Fund
                                                     --------- --------- -------- --------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                      $ (5,785)  $   234  $   176  $  1,083
   Net realized gain (loss) on investments             50,224       146       21      (264)
   Capital gain distributions from mutual funds            --        --       --        --
   Net change in unrealized appreciation
     (depreciation) of investments                    174,834       256      974      (290)
                                                     --------   -------  -------  --------
Increase (decrease) in net assets resulting from
  operations                                          219,273       636    1,171       529
                                                     --------   -------  -------  --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                           7,700        --       --        --
   Administrative charges                                (692)       --       --        --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                184,347    20,215   25,030   (16,446)
   Contract withdrawals                               (91,694)       --       --        --
   Surrender charges                                   (1,475)       --       --        --
   Death benefits                                          --        --       --        --
   Annuity payments                                        --    (1,230)    (668)   (2,524)
                                                     --------   -------  -------  --------
Increase (decrease) in net assets resulting from
  principal transactions                               98,186    18,985   24,362   (18,970)
                                                     --------   -------  -------  --------
TOTAL INCREASE (DECREASE) IN NET ASSETS               317,459    19,621   25,533   (18,441)

NET ASSETS:
   Beginning of year                                  364,401     8,300       --    33,095
                                                     --------   -------  -------  --------
   End of year                                       $681,860   $27,921  $25,533  $ 14,654
                                                     ========   =======  =======  ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $ (1,771)  $    87  $    --  $    397
   Net realized gain (loss) on investments             33,067        26       --        34
   Capital gain distributions from mutual funds            --        --       --        --
   Net change in unrealized appreciation
     (depreciation) of investments                      8,268       644       --        55
                                                     --------   -------  -------  --------
Increase (decrease) in net assets resulting from
  operations                                           39,564       757       --       486
                                                     --------   -------  -------  --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                           3,099        --       --        --
   Administrative charges                                (192)       --       --        --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                275,218        76       --    31,969
   Contract withdrawals                               (53,602)       --       --        --
   Surrender charges                                      (77)       --       --        --
   Death benefits                                          --        --       --        --
   Annuity payments                                        --      (648)      --    (1,080)
                                                     --------   -------  -------  --------
Increase (decrease) in net assets resulting from
  principal transactions                              224,446      (572)      --    30,889
                                                     --------   -------  -------  --------
TOTAL INCREASE (DECREASE) IN NET ASSETS               264,010       185       --    31,375

NET ASSETS:
   Beginning of year                                  100,391     8,115       --     1,720
                                                     --------   -------  -------  --------
   End of year                                       $364,401   $ 8,300  $    --  $ 33,095
                                                     ========   =======  =======  ========

                            See accompanying notes.

                                   VA I - 21

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                      Sub-accounts
                                                     ---------------------------------------------
                                                                Vanguard    Vanguard
                                                     Vanguard  Inflation- LifeStrategy   Vanguard
                                                      Health   Protected  Conservative LifeStrategy
                                                       Care    Securities    Growth       Growth
                                                       Fund       Fund        Fund         Fund
                                                     --------  ---------- ------------ ------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                      $    379   $  7,144    $   693      $  1,899
   Net realized gain (loss) on investments                413          8        315         1,299
   Capital gain distributions from mutual funds         2,413        464         --            --
   Net change in unrealized appreciation
     (depreciation) of investments                      5,498     (5,476)       168         5,813
                                                     --------   --------    -------      --------
Increase (decrease) in net assets resulting from
  operations                                            8,703      2,140      1,176         9,011
                                                     --------   --------    -------      --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              --         --         --            --
   Administrative charges                                  --         --         --            --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                 (4,121)   124,981         --        35,118
   Contract withdrawals                                    --         --         --            --
   Surrender charges                                       --         --         --            --
   Death benefits                                          --         --         --            --
   Annuity payments                                    (7,118)   (10,133)    (2,907)       (9,205)
                                                     --------   --------    -------      --------
Increase (decrease) in net assets resulting from
  principal transactions                              (11,239)   114,848     (2,907)       25,913
                                                     --------   --------    -------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (2,536)   116,988     (1,731)       34,924

NET ASSETS:
   Beginning of year                                   67,830     23,992     34,374        96,574
                                                     --------   --------    -------      --------
   End of year                                       $ 65,294   $140,980    $32,643      $131,498
                                                     ========   ========    =======      ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $    389   $    744    $   717      $  1,328
   Net realized gain (loss) on investments                (58)        22        218           383
   Capital gain distributions from mutual funds         1,742        123         --            --
   Net change in unrealized appreciation
     (depreciation) of investments                      1,686        509      1,413         8,370
                                                     --------   --------    -------      --------
Increase (decrease) in net assets resulting from
  operations                                            3,759      1,398      2,348        10,081
                                                     --------   --------    -------      --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              --         --         --            --
   Administrative charges                                  --         --         --            --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                 67,853     24,093        384        36,685
   Contract withdrawals                                    --         --         --            --
   Surrender charges                                       --         --         --            --
   Death benefits                                          --         --         --            --
   Annuity payments                                    (3,782)    (1,499)    (2,885)       (5,153)
                                                     --------   --------    -------      --------
Increase (decrease) in net assets resulting from
  principal transactions                               64,071     22,594     (2,501)       31,532
                                                     --------   --------    -------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                67,830     23,992       (153)       41,613

NET ASSETS:
   Beginning of year                                       --         --     34,527        54,961
                                                     --------   --------    -------      --------
   End of year                                       $ 67,830   $ 23,992    $34,374      $ 96,574
                                                     ========   ========    =======      ========

                            See accompanying notes.

                                   VA I - 22

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                    Sub-accounts
                                                     ------------------------------------------
                                                                    Vanguard   Vanguard
                                                       Vanguard   LifeStrategy  Prime
                                                     LifeStrategy   Moderate    Money   Vanguard
                                                        Income       Growth     Market  PRIMECAP
                                                         Fund         Fund       Fund     Fund
                                                     ------------ ------------ -------- --------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                        $  4,789     $ 13,783    $  107   $   (4)
   Net realized gain (loss) on investments                  240        3,077        --       61
   Capital gain distributions from mutual funds              --           --        --       87
   Net change in unrealized appreciation
     (depreciation) of investments                         (509)      30,142        --       76
                                                       --------     --------    ------   ------
Increase (decrease) in net assets resulting from
  operations                                              4,520       47,002       107      220
                                                       --------     --------    ------   ------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --           --        --       --
   Administrative charges                                    --           --        --       --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   34,725      438,763        --       (2)
   Contract withdrawals                                      --           --        --       --
   Surrender charges                                         --           --        --       --
   Death benefits                                            --           --        --       --
   Annuity payments                                     (12,205)     (49,780)     (403)    (247)
                                                       --------     --------    ------   ------
Increase (decrease) in net assets resulting from
  principal transactions                                 22,520      388,983      (403)    (249)
                                                       --------     --------    ------   ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  27,040      435,985      (296)     (29)

NET ASSETS:
   Beginning of year                                    148,452      292,373     4,985    3,104
                                                       --------     --------    ------   ------
   End of year                                         $175,492     $728,358    $4,689   $3,075
                                                       ========     ========    ======   ======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $  3,735     $  5,878    $   18   $   --
   Net realized gain (loss) on investments                  103          676        --       33
   Capital gain distributions from mutual funds              --           --        --       --
   Net change in unrealized appreciation
     (depreciation) of investments                        2,462       19,374        --      441
                                                       --------     --------    ------   ------
Increase (decrease) in net assets resulting from
  operations                                              6,300       25,928        18      474
                                                       --------     --------    ------   ------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --           --        --       --
   Administrative charges                                    --           --        --       --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  128,514       80,950        48       25
   Contract withdrawals                                      --           --        --       --
   Surrender charges                                         --           --        --       --
   Death benefits                                            --           --        --       --
   Annuity payments                                      (7,103)     (18,051)     (418)    (237)
                                                       --------     --------    ------   ------
Increase (decrease) in net assets resulting from
  principal transactions                                121,411       62,899      (370)    (212)
                                                       --------     --------    ------   ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 127,711       88,827      (352)     262

NET ASSETS:
   Beginning of year                                     20,741      203,546     5,337    2,842
                                                       --------     --------    ------   ------
   End of year                                         $148,452     $292,373    $4,985   $3,104
                                                       ========     ========    ======   ======

                            See accompanying notes.

                                   VA I - 23

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                   Sub-accounts
                                                     ---------------------------------------
                                                     Vanguard Vanguard Vanguard
                                                      Small-   Small-   Total     Vanguard
                                                       Cap      Cap      Bond       Total
                                                      Growth   Value    Market  International
                                                      Index    Index    Index    Stock Index
                                                       Fund     Fund     Fund       Fund
                                                     -------- -------- -------- -------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                      $     5  $   294   $  339    $  4,220
   Net realized gain (loss) on investments                (2)     (11)     (17)      6,276
   Capital gain distributions from mutual funds           --       --        2          --
   Net change in unrealized appreciation
     (depreciation) of investments                       317     (377)    (173)     27,382
                                                     -------  -------   ------    --------
Increase (decrease) in net assets resulting from
  operations                                             320      (94)     151      37,878
                                                     -------  -------   ------    --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             --       --       --          --
   Administrative charges                                 --       --       --          --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                19,622   19,623       (1)         (4)
   Contract withdrawals                                   --       --       --          --
   Surrender charges                                      --       --       --          --
   Death benefits                                         --       --       --          --
   Annuity payments                                     (546)    (540)    (787)    (32,239)
                                                     -------  -------   ------    --------
Increase (decrease) in net assets resulting from
  principal transactions                              19,076   19,083     (788)    (32,243)
                                                     -------  -------   ------    --------
TOTAL INCREASE (DECREASE) IN NET ASSETS               19,396   18,989     (637)      5,635

NET ASSETS:
   Beginning of year                                      --       --    9,535     271,666
                                                     -------  -------   ------    --------
   End of year                                       $19,396  $18,989   $8,898    $277,301
                                                     =======  =======   ======    ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $    --  $    --   $  180    $  4,873
   Net realized gain (loss) on investments                --       --       (8)        756
   Capital gain distributions from mutual funds           --       --       10          --
   Net change in unrealized appreciation
     (depreciation) of investments                        --       --      (13)     39,227
                                                     -------  -------   ------    --------
Increase (decrease) in net assets resulting from
  operations                                              --       --      169      44,856
                                                     -------  -------   ------    --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             --       --       --          --
   Administrative charges                                 --       --       --          --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    --       --    4,895     241,310
   Contract withdrawals                                   --       --       --          --
   Surrender charges                                      --       --       --          --
   Death benefits                                         --       --       --          --
   Annuity payments                                       --       --     (804)    (14,500)
                                                     -------  -------   ------    --------
Increase (decrease) in net assets resulting from
  principal transactions                                  --       --    4,091     226,810
                                                     -------  -------   ------    --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   --       --    4,260     271,666

NET ASSETS:
   Beginning of year                                      --       --    5,275          --
                                                     -------  -------   ------    --------
   End of year                                       $    --  $    --   $9,535    $271,666
                                                     =======  =======   ======    ========

                            See accompanying notes.

                                   VA I - 24

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                    Sub-accounts
                                                     -----------------------------------------
                                                                          Vanguard   Vanguard
                                                     Vanguard  Vanguard      VIF        VIF
                                                       U.S.       VIF      Capital  Diversified
                                                      Growth   Balanced    Growth      Value
                                                       Fund    Portfolio  Portfolio  Portfolio
                                                     -------- ----------  --------- -----------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                       $  (26) $   37,481  $     47   $  2,019
   Net realized gain (loss) on investments                22      15,815       379      2,941
   Capital gain distributions from mutual funds           --      31,647       456         --
   Net change in unrealized appreciation
     (depreciation) of investments                       472      89,688     4,132     15,043
                                                      ------  ----------  --------   --------
Increase (decrease) in net assets resulting from
  operations                                             468     174,631     5,014     20,003
                                                      ------  ----------  --------   --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             --          --        --         --
   Administrative charges                                 --          --        --         --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    (2)  1,542,636    45,242    180,326
   Contract withdrawals                                   --          --        --         --
   Surrender charges                                      --          --        --         --
   Death benefits                                         --          --        --         --
   Annuity payments                                     (393)   (146,923)   (3,382)   (19,018)
                                                      ------  ----------  --------   --------
Increase (decrease) in net assets resulting from
  principal transactions                                (395)  1,395,713    41,860    161,308
                                                      ------  ----------  --------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   73   1,570,344    46,874    181,311

NET ASSETS:
   Beginning of year                                   4,875   1,848,551    67,211    184,457
                                                      ------  ----------  --------   --------
   End of year                                        $4,948  $3,418,895  $114,085   $365,768
                                                      ======  ==========  ========   ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  (22) $   11,621  $   (112)  $     (8)
   Net realized gain (loss) on investments               (10)      4,637        48      2,684
   Capital gain distributions from mutual funds           --          --        --         --
   Net change in unrealized appreciation
     (depreciation) of investments                       317      92,308     6,022     20,091
                                                      ------  ----------  --------   --------
Increase (decrease) in net assets resulting from
  operations                                             285     108,566     5,958     22,767
                                                      ------  ----------  --------   --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             --          --        --         --
   Administrative charges                                 --          --        --         --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    44   1,409,544    62,405    148,210
   Contract withdrawals                                   --          --        --         --
   Surrender charges                                      --          --        --         --
   Death benefits                                         --          --        --         --
   Annuity payments                                     (386)    (52,586)   (1,152)    (3,908)
                                                      ------  ----------  --------   --------
Increase (decrease) in net assets resulting from
  principal transactions                                (342)  1,356,958    61,253    144,302
                                                      ------  ----------  --------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (57)  1,465,524    67,211    167,069

NET ASSETS:
   Beginning of year                                   4,932     383,027        --     17,388
                                                      ------  ----------  --------   --------
   End of year                                        $4,875  $1,848,551  $ 67,211   $184,457
                                                      ======  ==========  ========   ========

                            See accompanying notes.

                                   VA I - 25

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                  Sub-accounts
                                                     --------------------------------------
                                                     Vanguard  Vanguard            Vanguard
                                                        VIF       VIF    Vanguard  VIF High
                                                      Equity    Equity      VIF      Yield
                                                      Income     Index    Growth     Bond
                                                     Portfolio Portfolio Portfolio Portfolio
                                                     --------- --------- --------- ---------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                      $  3,672  $  1,201   $   (57) $    392
   Net realized gain (loss) on investments                585       393       125       105
   Capital gain distributions from mutual funds        11,425     4,189        --        --
   Net change in unrealized appreciation
     (depreciation) of investments                     (5,964)   (1,288)    2,769     4,749
                                                     --------  --------   -------  --------
Increase (decrease) in net assets resulting from
  operations                                            9,718     4,495     2,837     5,246
                                                     --------  --------   -------  --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              --        --        --        --
   Administrative charges                                  --        --        --        --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                112,879   102,034    46,315   163,106
   Contract withdrawals                                    --        --        --        --
   Surrender charges                                       --        --        --        --
   Death benefits                                          --        --        --        --
   Annuity payments                                   (14,887)   (9,690)   (1,375)   (9,966)
                                                     --------  --------   -------  --------
Increase (decrease) in net assets resulting from
  principal transactions                               97,992    92,344    44,940   153,140
                                                     --------  --------   -------  --------
TOTAL INCREASE (DECREASE) IN NET ASSETS               107,710    96,839    47,777   158,386

NET ASSETS:
   Beginning of year                                  204,327   103,269    14,759    17,083
                                                     --------  --------   -------  --------
   End of year                                       $312,037  $200,108   $62,536  $175,469
                                                     ========  ========   =======  ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $   (139) $     78   $   (49) $    137
   Net realized gain (loss) on investments               (330)   (1,530)     (627)      (26)
   Capital gain distributions from mutual funds           576       897        --        --
   Net change in unrealized appreciation
     (depreciation) of investments                     10,762     8,347     1,171       834
                                                     --------  --------   -------  --------
Increase (decrease) in net assets resulting from
  operations                                           10,869     7,792       495       945
                                                     --------  --------   -------  --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              --        --        --        --
   Administrative charges                                  --        --        --        --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                196,623   121,791    15,051    16,824
   Contract withdrawals                                    --   (20,543)       --        --
   Surrender charges                                       --        --        --        --
   Death benefits                                          --        --        --        --
   Annuity payments                                    (3,165)   (5,771)     (787)     (686)
                                                     --------  --------   -------  --------
Increase (decrease) in net assets resulting from
  principal transactions                              193,458    95,477    14,264    16,138
                                                     --------  --------   -------  --------
TOTAL INCREASE (DECREASE) IN NET ASSETS               204,327   103,269    14,759    17,083

NET ASSETS:
   Beginning of year                                       --        --        --        --
                                                     --------  --------   -------  --------
   End of year                                       $204,327  $103,269   $14,759  $ 17,083
                                                     ========  ========   =======  ========

                            See accompanying notes.

                                   VA I - 26

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                      Sub-accounts
                                                     ---------------------------------------------
                                                       Vanguard    Vanguard   Vanguard    Vanguard
                                                          VIF      VIF Mid-   VIF Money   VIF REIT
                                                     International Cap Index   Market       Index
                                                       Portfolio   Portfolio  Portfolio   Portfolio
                                                     ------------- --------- -----------  ---------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                        $     (3)   $    (73) $     4,190  $  1,556
   Net realized gain (loss) on investments                3,999       1,656           --     4,554
   Capital gain distributions from mutual funds              --          --           --     5,167
   Net change in unrealized appreciation
     (depreciation) of investments                       47,290      18,790           --     8,574
                                                       --------    --------  -----------  --------
Increase (decrease) in net assets resulting from
  operations                                             51,286      20,373        4,190    19,851
                                                       --------    --------  -----------  --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --          --    4,368,826        --
   Administrative charges                                    --          --           --        --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  330,890     184,977   (4,336,697)  129,558
   Contract withdrawals                                      --          --           --        --
   Surrender charges                                         --          --           --        --
   Death benefits                                            --          --           --        --
   Annuity payments                                     (18,254)     (8,622)      (6,929)  (11,061)
                                                       --------    --------  -----------  --------
Increase (decrease) in net assets resulting from
  principal transactions                                312,636     176,355       25,200   118,497
                                                       --------    --------  -----------  --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 363,922     196,728       29,390   138,348

NET ASSETS:
   Beginning of year                                     78,446      58,639        4,433    77,497
                                                       --------    --------  -----------  --------
   End of year                                         $442,368    $255,367  $    33,823  $215,845
                                                       ========    ========  ===========  ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $    532    $    131  $     1,275  $    724
   Net realized gain (loss) on investments                1,673         950           --      (339)
   Capital gain distributions from mutual funds              --          --           --       702
   Net change in unrealized appreciation
     (depreciation) of investments                        8,324       7,458           --    12,902
                                                       --------    --------  -----------  --------
Increase (decrease) in net assets resulting from
  operations                                             10,529       8,539        1,275    13,989
                                                       --------    --------  -----------  --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --          --    3,489,979        --
   Administrative charges                                    --          --           --        --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   17,683      31,784   (3,568,226)   41,658
   Contract withdrawals                                  (5,771)     (2,945)          --        --
   Surrender charges                                         --          --           --        --
   Death benefits                                            --          --           --        --
   Annuity payments                                      (3,814)     (3,016)        (599)   (4,938)
                                                       --------    --------  -----------  --------
Increase (decrease) in net assets resulting from
  principal transactions                                  8,098      25,823      (78,846)   36,720
                                                       --------    --------  -----------  --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  18,627      34,362      (77,571)   50,709

NET ASSETS:
   Beginning of year                                     59,819      24,277       82,004    26,788
                                                       --------    --------  -----------  --------
   End of year                                         $ 78,446    $ 58,639  $     4,433  $ 77,497
                                                       ========    ========  ===========  ========

                            See accompanying notes.

                                   VA I - 27

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                    Sub-accounts
                                                     ------------------------------------------
                                                      Vanguard   Vanguard  Vanguard   Vanguard
                                                     VIF Short-     VIF    VIF Total  VIF Total
                                                        Term       Small     Bond       Stock
                                                     Investment-  Company   Market     Market
                                                        Grade     Growth     Index      Index
                                                      Portfolio  Portfolio Portfolio  Portfolio
                                                     ----------- --------- --------- ----------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                       $  1,222    $  (312) $  9,705  $    3,575
   Net realized gain (loss) on investments                 (12)       666    (3,810)     13,509
   Capital gain distributions from mutual funds             --      2,319     2,006      12,524
   Net change in unrealized appreciation
     (depreciation) of investments                         (90)     3,283    (2,415)     32,918
                                                      --------    -------  --------  ----------
Increase (decrease) in net assets resulting from
  operations                                             1,120      5,956     5,486      62,526
                                                      --------    -------  --------  ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               --         --        --          --
   Administrative charges                                   --         --        --          --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  20,261     23,973   173,397     451,339
   Contract withdrawals                                     --         --        --          --
   Surrender charges                                        --         --        --          --
   Death benefits                                           --         --        --          --
   Annuity payments                                     (5,894)    (5,847)  (24,953)    (96,261)
                                                      --------    -------  --------  ----------
Increase (decrease) in net assets resulting from
  principal transactions                                14,367     18,126   148,444     355,078
                                                      --------    -------  --------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 15,487     24,082   153,930     417,604

NET ASSETS:
   Beginning of year                                    49,219     47,445   204,510     681,258
                                                      --------    -------  --------  ----------
   End of year                                        $ 64,706    $71,527  $358,440  $1,098,862
                                                      ========    =======  ========  ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $    944    $  (145) $  7,671  $   (1,235)
   Net realized gain (loss) on investments                (623)       505    (2,853)      2,335
   Capital gain distributions from mutual funds             --         --       277          75
   Net change in unrealized appreciation
     (depreciation) of investments                         710      5,868    (2,815)     75,829
                                                      --------    -------  --------  ----------
Increase (decrease) in net assets resulting from
  operations                                             1,031      6,228     2,280      77,004
                                                      --------    -------  --------  ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               --         --        --          --
   Administrative charges                                   --         --        --          --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  49,207     30,766   228,169     623,362
   Contract withdrawals                                (11,791)    (2,933)  (14,527)         --
   Surrender charges                                        --         --        --          --
   Death benefits                                           --         --        --          --
   Annuity payments                                     (4,654)    (3,153)  (11,412)    (36,084)
                                                      --------    -------  --------  ----------
Increase (decrease) in net assets resulting from
  principal transactions                                32,762     24,680   202,230     587,278
                                                      --------    -------  --------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 33,793     30,908   204,510     664,282

NET ASSETS:
   Beginning of year                                    15,426     16,537        --      16,976
                                                      --------    -------  --------  ----------
   End of year                                        $ 49,219    $47,445  $204,510  $  681,258
                                                      ========    =======  ========  ==========

                            See accompanying notes.

                                   VA I - 28

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                               Sub-accounts
                                                            ------------------
                                                             Vanguard  Vanguard
                                                            Wellington Windsor
                                                               Fund      Fund
                                                            ---------- --------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                              $  2,099   $   20
   Net realized gain (loss) on investments                        507       41
   Capital gain distributions from mutual funds                 3,798      240
   Net change in unrealized appreciation (depreciation) of
     investments                                                2,992     (185)
                                                             --------   ------
Increase (decrease) in net assets resulting from operations     9,396      116
                                                             --------   ------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                      --       --
   Administrative charges                                          --       --
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                              119,004       (1)
   Contract withdrawals                                            --       --
   Surrender charges                                               --       --
   Death benefits                                                  --       --
   Annuity payments                                            (8,136)    (239)
                                                             --------   ------
Increase (decrease) in net assets resulting from principal
  transactions                                                110,868     (240)
                                                             --------   ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       120,264     (124)

NET ASSETS:
   Beginning of year                                            2,951    2,996
                                                             --------   ------
   End of year                                               $123,215   $2,872
                                                             ========   ======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                              $     62   $   22
   Net realized gain (loss) on investments                         13       21
   Capital gain distributions from mutual funds                    85       14
   Net change in unrealized appreciation (depreciation) of
     investments                                                  121      280
                                                             --------   ------
Increase (decrease) in net assets resulting from operations       281      337
                                                             --------   ------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                      --       --
   Administrative charges                                          --       --
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                                   27       27
   Contract withdrawals                                            --       --
   Surrender charges                                               --       --
   Death benefits                                                  --       --
   Annuity payments                                              (231)    (229)
                                                             --------   ------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (204)    (202)
                                                             --------   ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            77      135

NET ASSETS:
   Beginning of year                                            2,874    2,861
                                                             --------   ------
   End of year                                               $  2,951   $2,996
                                                             ========   ======

                            See accompanying notes.

                                   VA I - 29

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Variable Account I (the "Account") was established by AIG Life Insurance Company (the "Company") on June 5, 1986, to fund individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts") issued by the Company. The following products are offered by the Account: Gallery, Ovation, Ovation Advisor, Group Immediate Variable Annuity ("GIVA"), and Vanguard Lifetime Income Program Immediate Variable Annuity ("Vanguard SPIA"). The Variable Annuity product is no longer offered. Ovation Plus, Paradigm, Profile and Trilogy were discontinued as of May 1, 2003. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Sub-accounts are as follows:

AIM Variable Insurance Funds (AIM V.I.):                      American Funds(R) - continued:
   AIM V.I. Capital Appreciation Fund - Series I                 American Funds(R) The Bond Fund of America(SM) (1)
                                                                 American Funds(R) Capital World Growth and Income
   AIM V.I. International Growth Fund - Series I                   Fund,(SM) Inc. (1)
                                                                 American Funds(R) EuroPacific Growth Fund(R) (1)
                                                                 American Funds(R) The Investment Company of
The AllianceBernstein Growth Funds:                                America(R) (1)
   AllianceBernstein Large Cap Growth Fund - Class A (1) (9)     American Funds(R) The New Economy Fund(R) (1)
                                                                 American Funds(R) SMALLCAP World Fund(R) (1)
                                                                 American Funds(R) Washington Mutual Investors
AllianceBernstein Variable Products Series Funds, Inc.:            Fund,(SM) Inc. (1)
   AllianceBernstein Americas Government Income Portfolio
    - Class A
   AllianceBernstein Global Bond Portfolio - Class A          Columbia Funds Trust I:
   AllianceBernstein Global Dollar Government Portfolio -
    Class A                                                      Columbia High Yield Opportunity Fund (1) (16)
   AllianceBernstein Global Technology Portfolio -
    Class A (14)
   AllianceBernstein Global Technology Portfolio -
    Class B (14)                                              Columbia Funds Trust VII:
   AllianceBernstein Growth and Income Portfolio -
    Class A                                                      Columbia Newport Tiger Fund (1) (16)
   AllianceBernstein Growth and Income Portfolio -
    Class B
   AllianceBernstein Growth Portfolio - Class A               Delaware VIP Trust:
   AllianceBernstein Growth Portfolio - Class B                  Delaware VIP Balanced Series - Standard class
   AllianceBernstein High Yield Portfolio - Class A              Delaware VIP Capital Reserves Series - Standard class
   AllianceBernstein International Portfolio - Class A           Delaware VIP Cash Reserves Series - Standard class
   AllianceBernstein International Value Portfolio -             Delaware VIP Growth Opportunities Series - Standard
    Class A                                                        class
   AllianceBernstein Large Cap Growth Portfolio -
    Class A (12)                                                 Delaware VIP High Yield Series - Standard class
   AllianceBernstein Large Cap Growth Portfolio -
    Class B (12)                                                 Delaware VIP Value Series - Standard class (6)
   AllianceBernstein Money Market Portfolio - Class A
   AllianceBernstein Money Market Portfolio - Class B         Dreyfus Stock Index Fund, Inc. - Initial shares
   AllianceBernstein Real Estate Investment Portfolio -
    Class A
   AllianceBernstein Small Cap Growth Portfolio -
    Class A (3)                                               Dreyfus Variable Investment Fund ("Dreyfus VIF"):
   AllianceBernstein Small/Mid Cap Value Portfolio -             Dreyfus VIF Small Company Stock Portfolio - Initial
     Class A (13)                                                  shares
   AllianceBernstein Total Return Portfolio - Class A
   AllianceBernstein U.S. Government/High Grade Securities
     Portfolio - Class A                                      FAM Variable Series Funds, Inc.: (10)
   AllianceBernstein U.S. Government/High Grade Securities
     Portfolio - Class B                                         Mercury Basic Value V.I. Fund - Class I (11)
   AllianceBernstein U.S. Large Cap Blended Style Portfolio
    - Class B                                                    Mercury Core Bond V.I. Fund - Class I (11)
   AllianceBernstein Utility Income Portfolio - Class A          Mercury Domestic Money Market V.I. Fund - Class I (11)
   AllianceBernstein Value Portfolio - Class B                   Mercury Global Allocation V.I. Fund - Class I (11)
   AllianceBernstein Worldwide Privatization Portfolio -
     Class A                                                     Mercury Global Growth V.I. Fund - Class I (11)
                                                                 Mercury High Current Income V.I. Fund - Class I (11)
American Funds(R):                                               Mercury International Value V.I. Fund - Class I (11)
   American Funds(R) AMCAP Fund(R) (1)

                                   VA I - 30

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

FAM Variable Series Funds, Inc. - continued: (10)                   The Universal Institutional Funds, Inc. ("UIF") - continued:
   Mercury Large Cap Core V.I. Fund - Class I (11)                     UIF Technology Portfolio - Class I
   Mercury Large Cap Growth V.I. Fund - Class I (11)                   UIF Value Portfolio - Class I
   Mercury Utilities and Telecommunications V.I. Fund -
     Class I (11)
   Mercury Value Opportunities V.I. Fund - Class I (5) (11)         Van Eck Worldwide Insurance Trust ("Van Eck"):
                                                                       Van Eck Worldwide Emerging Markets Fund
Fidelity(R) Variable Insurance Products ("Fidelity VIP"):              Van Eck Worldwide Hard Assets Fund
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial Class
   Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class          The Vanguard Group(R):
   Fidelity(R) VIP Growth Portfolio - Initial Class                    Vanguard(R) 500 Index Fund
   Fidelity(R) VIP High Income Portfolio - Initial Class               Vanguard(R) Dividend Growth Fund
   Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class     Vanguard(R) GNMA Fund
   Fidelity(R) VIP Money Market Portfolio - Initial Class              Vanguard(R) Health Care Fund (8)
   Fidelity(R) VIP Overseas Portfolio - Initial Class                  Vanguard(R) Inflation-Protected Securities Fund
                                                                       Vanguard(R) International Growth Fund (1) (15)
Franklin(R) Templeton(R) Investments ("Franklin"):                     Vanguard(R) LifeStrategy(R) Conservative Growth Fund
   Franklin Gold and Precious Metals Fund - Class A (1)                Vanguard(R) LifeStrategy(R) Growth Fund
   Franklin Mutual Financial Services Fund - Class A (1)               Vanguard(R) LifeStrategy(R) Income Fund
   Franklin Templeton Foreign Fund - Class A (1)                       Vanguard(R) LifeStrategy(R) Moderate Growth Fund
                                                                       Vanguard(R) Prime Money Market Fund
MFS(R) Mutual Funds ("MFS"):                                           Vanguard(R) PRIMECAP Fund
   MFS(R) Emerging Growth Fund (1)                                     Vanguard(R) Small-Cap Growth Index Fund
   MFS(R) New Discovery Fund (1)                                       Vanguard(R) Small-Cap Value Index Fund
   MFS(R) Research Fund (1)                                            Vanguard(R) Total Bond Market Index Fund
                                                                       Vanguard(R) Total International Stock Index Fund (8)
OppenheimerFunds(R):                                                   Vanguard(R) U.S. Growth Fund
   Oppenheimer Centennial Money Market Trust -
     Class A (1) (4)                                                   Vanguard(R) Wellington(TM) Fund
   Oppenheimer International Bond Fund - Class A (1)                   Vanguard(R) Windsor(TM) Fund
   Oppenheimer Strategic Income Fund - Class A (1)
                                                                    Vanguard(R) Variable Insurance Fund ("Vanguard VIF"):
Putnam Investments:                                                    Vanguard(R) VIF Balanced Portfolio
   Putnam Discovery Growth Fund - Class A (1)                          Vanguard(R) VIF Capital Growth Portfolio
   Putnam Health Sciences Trust - Class A (1)                          Vanguard(R) VIF Diversified Value Portfolio
   Putnam International Capital Opportunities Fund -
     Class A (1) (4)                                                   Vanguard(R) VIF Equity Income Portfolio
   Putnam Voyager Fund - Class A (1)                                   Vanguard(R) VIF Equity Index Portfolio
   The Putnam Fund for Growth and Income - Class A (1)                 Vanguard(R) VIF Growth Portfolio
                                                                       Vanguard(R) VIF High Yield Bond Portfolio
UBS Series Trust ("UBS"):                                              Vanguard(R) VIF International Portfolio
   UBS U.S. Allocation Portfolio (2)                                   Vanguard(R) VIF Mid-Cap Index Portfolio
                                                                       Vanguard(R) VIF Money Market Portfolio
The Universal Institutional Funds, Inc. ("UIF"):                       Vanguard(R) VIF REIT Index Portfolio
   UIF Core Plus Fixed Income Portfolio - Class I                      Vanguard(R) VIF Short-Term Investment-Grade Portfolio (7)
   UIF Equity Growth Portfolio - Class I                               Vanguard(R) VIF Small Company Growth Portfolio
   UIF International Magnum Portfolio - Class I (1)                    Vanguard(R) VIF Total Bond Market Index Portfolio
   UIF Mid Cap Growth Portfolio - Class I (1)                          Vanguard(R) VIF Total Stock Market Index Portfolio
   UIF Money Market Portfolio - Class I (1)

(1) Sub-accounts had no activity.
(2) Effective April 29, 2004, UBS Series Trust Tactical Allocation Portfolio changed its name to UBS U.S. Allocation Portfolio.

                                   VA I - 31

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

(3) Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.
(4) Effective May 1, 2004, Oppenheimer Centennial Money Market Trust - Class A and Putnam International Capital Opportunities Fund - Class A were no longer available for investment in the GIVA contract.
(5) Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund - Class I changed its name to Merrill Lynch Value Opportunities V.I. Fund - Class I.
(6) Effective July 30, 2004, Delaware VIP Large Cap Value Series - Standard class changed its name to Delaware VIP Value Series - Standard class.
(7) Effective August 19, 2004, Vanguard VIF Short-Term Corporate Portfolio changed its name to Vanguard VIF Short-Term Investment-Grade Portfolio.
(8) Effective December 1, 2004, Vanguard Health Care Fund and Vanguard Total International Stock Index Fund are no longer offered as investment options in the GIVA contract.
(9) Effective December 15, 2004, AllianceBernstein Premier Growth Fund - Class A changed its name to AllianceBernstein Large Cap Growth Fund - Class A.
(10)Effective May 1, 2005, Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch") changed its name to FAM Variable Series Funds, Inc.
(11)Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.
(12)Effective May 2, 2005, AllianceBernstein Premier Growth Fund - Class A and AllianceBernstein Premier Growth Fund - Class B changed its name to AllianceBernstein Large Cap Growth Fund - Class A and AllianceBernstein Large Cap Growth Fund - Class B, respectively.
(13)Effective May 2, 2005, AllianceBernstein Small Cap Value Portfolio - Class A changed its name to AllianceBernstein Small/Mid Cap Value Portfolio - Class A.
(14)Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A and AllianceBernstein Technology Portfolio - Class B changed its name to AllianceBernstein Global Technology Portfolio - Class A and AllianceBernstein Global Technology Portfolio - Class B, respectively.
(15)Effective May 2, 2005, Vanguard International Growth Fund is no longer offered as an investment option.
(16)Effective July 1, 2005, Columbia High Yield Opportunity Fund and Columbia Newport Tiger Fund are no longer offered as investment options.

In addition to the Sub-accounts above, contract owners may allocate contract funds to a fixed account that is part of the Company's general account. Contract owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with contract owner instructions. The purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

                                   VA I - 32

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% or 5.0% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Account to the Company. Payments between the Company and the Account are disclosed in the Statement of Changes in Net Assets as net transfers from (to) other Sub-accounts or fixed rate option.

Annuity reserves are calculated according to either the 1983(a) Individual Mortality Table or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Contract Charges

Premium taxes - The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

Mortality and expense risk and administrative charges - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Sub-accounts. A summary of the charges by contract follows:

                                   VA-I - 33

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

                 Mortality & Expense Risk and
                    Administrative Charges
Contracts            Maximum Annual Rate
---------        ----------------------------
Gallery                      1.40%
Ovation                      1.40%
Ovation Advisor              1.40%
Ovation Plus                 1.40%
Paradigm                     1.40%
Profile                      1.40%
GIVA                         1.25%
Trilogy                      1.40%
Vanguard SPIA                0.52%
Variable Annuity             1.40%

Accidental death benefit charges - Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent, on an annual basis, to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk and administrative charges line of the statement of operations.

Annual administrative fee - An annual administrative expense charge of $30 may be assessed against each contract on its anniversary date. The annual administrative expense is paid by redemption of units outstanding. Contracts under the Vanguard SPIA and GIVA products are not subject to the annual administrative expense charge. Annual fees are included with administrative charges in the Statement of Changes in Net Assets under principal transactions.

Distribution charges - Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent, on an annual basis, to 0.20% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets under principal transactions.

Death benefit rider charges - The Annual Ratchet Plan is a death benefit rider. Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to 0.10% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets under principal transactions.

The Equity Assurance Plan is a death benefit rider. Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to a maximum 0.20% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets under principal transactions.

Transfer charges - A $10 transfer fee for each transfer in excess of 12 during the contract year may be assessed on all contracts issued under the Vanguard SPIA and GIVA products. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. The transfer charges are paid by redemption of units outstanding. Transfer charges are included with net transfers from
(to) other sub-accounts or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

                                   VA-I - 34

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

Surrender charge - In the event that a contract owner withdraws all or a portion of the contract value within the surrender charge period, the contracts provide that they will be assessed a surrender charge. The surrender charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts. Contracts under the Ovation Advisor, Vanguard SPIA and GIVA products are not subjected to surrender charges. For the Vanguard SPIA product, a partial withdrawal transaction charge may be assessed for each partial withdrawal. The partial withdrawal transaction charge is the lesser of 2% of the amount withdrawn or $25. The surrender charges and partial withdrawals are paid by redemption of units outstanding. The surrender charges and partial withdrawals are included with surrender charges in the Statement of Changes in Net Assets under principal transactions.

                                   VA-I - 35

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                         Cost of    Proceeds
  Sub-accounts                                          Purchases  from Sales
  ---------------------------------------------------- ----------- -----------
  AIM V.I. Capital Appreciation Fund - Series I        $    18,523 $   335,632
  AIM V.I. International Growth Fund - Series I            117,946     361,085
  AllianceBernstein Americas Government Income
    Portfolio - Class A                                  8,485,833  11,743,215
  AllianceBernstein Global Bond Portfolio - Class A      5,108,893   3,359,144
  AllianceBernstein Global Dollar Government
    Portfolio - Class A                                  6,831,799   6,134,487
  AllianceBernstein Global Technology Portfolio -
    Class A                                                703,278  17,551,773
  AllianceBernstein Global Technology Portfolio -
    Class B                                              1,750,643   6,623,428
  AllianceBernstein Growth and Income Portfolio -
    Class A                                              5,724,418  53,874,900
  AllianceBernstein Growth and Income Portfolio -
    Class B                                              4,094,009  32,456,598
  AllianceBernstein Growth Portfolio - Class A           2,256,383  24,513,804
  AllianceBernstein Growth Portfolio - Class B           3,438,808  10,299,040
  AllianceBernstein High Yield Portfolio - Class A       4,663,254   9,603,440
  AllianceBernstein International Portfolio - Class A    5,157,778   6,596,739
  AllianceBernstein International Value Portfolio -
    Class A                                              8,806,688   6,266,449
  AllianceBernstein Large Cap Growth Portfolio -
    Class A                                              3,082,097  36,725,762
  AllianceBernstein Large Cap Growth Portfolio -
    Class B                                              2,322,699  13,688,763
  AllianceBernstein Money Market Portfolio - Class A    18,877,034  23,545,591
  AllianceBernstein Money Market Portfolio - Class B    11,655,735  11,435,433
  AllianceBernstein Real Estate Investment Portfolio
    - Class A                                            9,905,808  14,544,128
  AllianceBernstein Small Cap Growth Portfolio -
    Class A                                              3,161,720  11,548,817
  AllianceBernstein Small/Mid Cap Value Portfolio -
    Class A                                              6,152,974  10,031,897
  AllianceBernstein Total Return Portfolio - Class A     8,463,847  27,645,905
  AllianceBernstein U.S. Government/High Grade
    Securities Portfolio - Class A                       8,450,533  23,023,121
  AllianceBernstein U.S. Government/High Grade
    Securities Portfolio - Class B                         654,055     642,262
  AllianceBernstein U.S. Large Cap Blended Style
    Portfolio - Class B                                  1,106,330     973,561
  AllianceBernstein Utility Income Portfolio - Class A   7,424,597  10,683,981
  AllianceBernstein Value Portfolio - Class B            6,866,773  14,171,186
  AllianceBernstein Worldwide Privatization Portfolio
    - Class A                                            5,706,684   8,484,129
  Delaware VIP Balanced Series - Standard class             19,100     120,298
  Delaware VIP Capital Reserves Series - Standard
    class                                                    9,677      52,214
  Delaware VIP Cash Reserves Series - Standard class       179,196     354,251
  Delaware VIP Growth Opportunities Series - Standard
    class                                                  128,112     479,698
  Delaware VIP High Yield Series - Standard class           73,763      78,627
  Delaware VIP Value Series - Standard class                76,253     452,428
  Dreyfus Stock Index Fund, Inc. - Initial shares          164,495   1,908,443
  Dreyfus VIF Small Company Stock Portfolio - Initial
    shares                                                 307,374     731,907
  Fidelity VIP Asset Manager Portfolio - Initial Class     211,668   1,559,552
  Fidelity VIP Contrafund Portfolio - Initial Class        321,019     818,425
  Fidelity VIP Growth Portfolio - Initial Class             60,737   1,985,645
  Fidelity VIP High Income Portfolio - Initial Class       282,814     580,532
  Fidelity VIP Investment Grade Bond Portfolio -
    Initial Class                                          593,779   1,336,714
  Fidelity VIP Money Market Portfolio - Initial Class      868,475   1,879,215
  Fidelity VIP Overseas Portfolio - Initial Class            9,444     106,160
  Mercury Basic Value V.I. Fund - Class I                  700,005   2,233,720
  Mercury Core Bond V.I. Fund - Class I                     22,002     223,419
  Mercury Domestic Money Market V.I. Fund - Class I        760,124   1,001,230
  Mercury Global Allocation V.I. Fund - Class I            529,286     487,494
  Mercury Global Growth V.I. Fund - Class I                122,621     362,316
  Mercury High Current Income V.I. Fund - Class I          150,728     516,406
  Mercury International Value V.I. Fund - Class I          329,425     381,558
  Mercury Large Cap Core V.I. Fund - Class I               193,933     342,535
  Mercury Large Cap Growth V.I. Fund - Class I              18,615     184,883

                                   VA I - 36

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                            Cost of    Proceeds
Sub-accounts                                               Purchases  from Sales
---------------------------------------------------------  ---------- ----------
Mercury Utilities and Telecommunications V.I. Fund -
  Class I                                                  $  170,807 $  132,973
Mercury Value Opportunities V.I. Fund - Class I               545,433    784,344
UBS U.S. Allocation Portfolio                                 356,077  3,602,780
UIF Core Plus Fixed Income Portfolio - Class I                  1,574      2,930
UIF Equity Growth Portfolio - Class I                             161      2,596
UIF Technology Portfolio - Class I                                 --        977
UIF Value Portfolio - Class I                                      --      2,712
Van Eck Worldwide Emerging Markets Fund                       254,006    203,745
Van Eck Worldwide Hard Assets Fund                            215,531    123,130
Vanguard 500 Index Fund                                        20,558      1,331
Vanguard Dividend Growth Fund                                  25,274        736
Vanguard GNMA Fund                                             10,369     28,256
Vanguard Health Care Fund                                       7,327     15,776
Vanguard Inflation-Protected Securities Fund                  153,743     31,290
Vanguard LifeStrategy Conservative Growth Fund                    942      3,161
Vanguard LifeStrategy Growth Fund                              37,686      9,875
Vanguard LifeStrategy Income Fund                              40,547     13,242
Vanguard LifeStrategy Moderate Growth Fund                    461,018     58,252
Vanguard Prime Money Market Fund                                  143        446
Vanguard PRIMECAP Fund                                            105        278
Vanguard Small-Cap Growth Index Fund                           19,671        590
Vanguard Small-Cap Value Index Fund                            19,959        582
Vanguard Total Bond Market Index Fund                             410        868
Vanguard Total International Stock Index Fund                   5,600     33,622
Vanguard U.S. Growth Fund                                          10        431
Vanguard VIF Balanced Portfolio                             1,639,140    174,299
Vanguard VIF Capital Growth Portfolio                          46,030      3,668
Vanguard VIF Diversified Value Portfolio                      183,255     19,928
Vanguard VIF Equity Income Portfolio                          129,066     15,986
Vanguard VIF Equity Index Portfolio                           107,901     10,170
Vanguard VIF Growth Portfolio                                  46,369      1,486
Vanguard VIF High Yield Bond Portfolio                        164,192     10,662
Vanguard VIF International Portfolio                          340,096     27,466
Vanguard VIF Mid-Cap Index Portfolio                          185,535      9,255
Vanguard VIF Money Market Portfolio                         3,846,900  3,817,510
Vanguard VIF REIT Index Portfolio                             153,206     27,991
Vanguard VIF Short-Term Investment-Grade Portfolio             21,800      6,215
Vanguard VIF Small Company Growth Portfolio                    26,217      6,085
Vanguard VIF Total Bond Market Index Portfolio                215,022     54,868
Vanguard VIF Total Stock Market Index Portfolio               481,296    110,120
Vanguard Wellington Fund                                      127,021     10,256
Vanguard Windsor Fund                                             281        264

                                   VA I - 37

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2005.

                                                                       Value of
                                                    Net Asset Value Shares at Fair Cost of Shares
Sub-accounts                               Shares      Per Share        Value           Held
---------------------------------------  ---------- --------------- -------------- --------------
AIM V.I. Capital Appreciation Fund -
  Series I                                   44,456     $24.68       $  1,097,185   $  1,308,254
AIM V.I. International Growth Fund -
  Series I                                   58,196      23.17          1,348,401        926,488
AllianceBernstein Americas Government
  Income Portfolio - Class A              3,055,636      13.06         39,906,607     38,579,631
AllianceBernstein Global Bond Portfolio
  - Class A                               1,415,504      11.32         16,023,510     17,876,145
AllianceBernstein Global Dollar
  Government Portfolio - Class A          1,415,735      14.42         20,414,905     19,111,763
AllianceBernstein Global Technology
  Portfolio - Class A                     3,637,480      15.86         57,690,438    108,136,269
AllianceBernstein Global Technology
  Portfolio - Class B                     1,532,200      15.63         23,948,289     23,754,534
AllianceBernstein Growth and Income
  Portfolio - Class A                     8,781,034      24.88        218,472,120    189,334,418
AllianceBernstein Growth and Income
  Portfolio - Class B                     7,480,808      24.65        184,401,927    154,383,202
AllianceBernstein Growth Portfolio -
  Class A                                 4,411,857      20.49         90,398,946    108,930,325
AllianceBernstein Growth Portfolio -
  Class B                                 2,743,143      20.15         55,274,332     46,619,063
AllianceBernstein High Yield Portfolio
  - Class A                               4,266,257       7.43         31,698,291     30,998,101
AllianceBernstein International
  Portfolio - Class A                     2,961,626      18.09         53,575,812     31,907,817
AllianceBernstein International Value
  Portfolio - Class A                     2,230,480      19.06         42,512,957     28,601,799
AllianceBernstein Large Cap Growth
  Portfolio - Class A                     5,559,645      26.99        150,054,813    182,050,930
AllianceBernstein Large Cap Growth
  Portfolio - Class B                     2,859,339      26.54         75,886,860     68,543,466
AllianceBernstein Money Market
  Portfolio - Class A                    19,216,465       1.00         19,216,465     19,216,465
AllianceBernstein Money Market
  Portfolio - Class B                    16,011,608       1.00         16,011,608     16,011,608
AllianceBernstein Real Estate
  Investment Portfolio - Class A          2,273,733      19.98         45,429,193     34,105,120
AllianceBernstein Small Cap Growth
  Portfolio - Class A                     3,479,124      12.26         42,654,055     32,730,159
AllianceBernstein Small/Mid Cap Value
  Portfolio - Class A                     3,453,736      17.06         58,920,732     43,720,189
AllianceBernstein Total Return
  Portfolio - Class A                     8,242,172      19.18        158,084,859    141,525,559
AllianceBernstein U.S. Government/High
  Grade Securities Portfolio - Class A    6,087,734      11.82         71,957,016     74,350,188
AllianceBernstein U.S. Government/High
  Grade Securities Portfolio - Class B      263,886      11.72          3,092,745      3,242,175
AllianceBernstein U.S. Large Cap
  Blended Style Portfolio - Class B         214,551      13.00          2,789,159      2,440,887
AllianceBernstein Utility Income
  Portfolio - Class A                     2,168,848      20.64         44,765,022     37,761,750
AllianceBernstein Value Portfolio -
  Class B                                 5,743,186      12.84         73,742,514     58,005,091
AllianceBernstein Worldwide
  Privatization Portfolio - Class A       1,642,584      24.27         39,865,503     24,975,511
Delaware VIP Balanced Series - Standard
  class                                      62,906      13.53            851,121        972,571
Delaware VIP Capital Reserves Series -
  Standard class                             19,951       9.71            193,721        195,862
Delaware VIP Cash Reserves Series -
  Standard class                            294,944       1.00            294,944        294,944
Delaware VIP Growth Opportunities
  Series - Standard class                    56,883      17.78          1,011,377      1,142,848
Delaware VIP High Yield Series -
  Standard class                             78,740       5.91            465,351        513,365
Delaware VIP Value Series - Standard
  class                                     222,032      19.23          4,269,668      3,576,216
Dreyfus Stock Index Fund, Inc. -
  Initial shares                            213,340      31.82          6,788,477      6,651,113
Dreyfus VIF Small Company Stock
  Portfolio - Initial shares                 70,656      21.77          1,538,179      1,374,661
Fidelity VIP Asset Manager Portfolio -
  Initial Class                             376,242      15.04          5,658,685      5,654,175
Fidelity VIP Contrafund Portfolio -
  Initial Class                             119,802      31.03          3,717,457      2,882,100
Fidelity VIP Growth Portfolio - Initial
  Class                                     126,301      33.70          4,256,337      4,239,747
Fidelity VIP High Income Portfolio -
  Initial Class                             191,745       6.17          1,183,065      1,188,353
Fidelity VIP Investment Grade Bond
  Portfolio - Initial Class                 196,342      12.76          2,505,319      2,564,367
Fidelity VIP Money Market Portfolio -
  Initial Class                           2,088,573       1.00          2,088,573      2,088,573
Fidelity VIP Overseas Portfolio -
  Initial Class                              11,058      20.61            227,914        155,509
Mercury Basic Value V.I. Fund - Class I     433,568      14.77          6,403,795      5,920,307
Mercury Core Bond V.I. Fund - Class I        24,510      11.95            292,896        289,537
Mercury Domestic Money Market V.I. Fund
  - Class I                                 350,493       1.00            350,493        350,493
Mercury Global Allocation V.I. Fund -
  Class I                                   110,145      13.54          1,491,358      1,290,603
Mercury Global Growth V.I. Fund - Class
  I                                          57,562      10.99            632,609        668,950
Mercury High Current Income V.I. Fund -
  Class I                                    62,690       7.55            473,309        475,452
Mercury International Value V.I. Fund -
  Class I                                   154,385      14.86          2,294,159      1,749,477
Mercury Large Cap Core V.I. Fund -
  Class I                                    57,560      31.69          1,824,091      1,597,968

                                   VA I - 38

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2005.

                                                                      Value of
                                                   Net Asset Value Shares at Fair Cost of Shares
Sub-accounts                              Shares      Per Share        Value           Held
---------------------------------------- --------- --------------- -------------- --------------
Mercury Large Cap Growth V.I. Fund -
  Class I                                   78,050     $ 11.00      $   858,545    $   704,460
Mercury Utilities and
  Telecommunications V.I. Fund - Class I    53,935       10.06          542,590        587,715
Mercury Value Opportunities V.I. Fund -
  Class I                                  103,439       24.93        2,578,734      2,463,095
UBS U.S. Allocation Portfolio            1,160,968       14.19       16,474,139     17,360,558
UIF Core Plus Fixed Income Portfolio -
  Class I                                    3,100       11.53           35,745         35,443
UIF Equity Growth Portfolio - Class I        2,217       15.83           35,091         29,126
UIF Technology Portfolio - Class I           3,411        3.58           12,210         14,246
UIF Value Portfolio - Class I                   --       14.49               --             --
Van Eck Worldwide Emerging Markets Fund     36,537       19.91          727,449        478,415
Van Eck Worldwide Hard Assets Fund          24,580       27.74          681,860        466,897
Vanguard 500 Index Fund                        243      114.92           27,921         26,794
Vanguard Dividend Growth Fund                2,056       12.42           25,533         24,559
Vanguard GNMA Fund                           1,423       10.30           14,654         14,879
Vanguard Health Care Fund                      468      139.45           65,295         58,111
Vanguard Inflation-Protected Securities
  Fund                                      11,594       12.16          140,980        145,947
Vanguard LifeStrategy Conservative
  Growth Fund                                2,107       15.49           32,643         28,094
Vanguard LifeStrategy Growth Fund            6,262       21.00          131,499        114,449
Vanguard LifeStrategy Income Fund           13,009       13.49          175,492        172,551
Vanguard LifeStrategy Moderate Growth
  Fund                                      39,435       18.47          728,359        676,522
Vanguard Prime Money Market Fund             4,689        1.00            4,689          4,689
Vanguard PRIMECAP Fund                          47       65.31            3,075          2,317
Vanguard Small-Cap Growth Index Fund         1,181       16.43           19,396         19,079
Vanguard Small-Cap Value Index Fund          1,304       14.56           18,989         19,366
Vanguard Total Bond Market Index Fund          884       10.06            8,898          9,114
Vanguard Total International Stock
  Index Fund                                19,432       14.27          277,301        210,692
Vanguard U.S. Growth Fund                      276       17.95            4,948          4,294
Vanguard VIF Balanced Portfolio            179,564       19.04        3,418,895      3,226,552
Vanguard VIF Capital Growth Portfolio        7,126       16.01          114,085        103,931
Vanguard VIF Diversified Value Portfolio    25,454       14.37          365,769        329,316
Vanguard VIF Equity Income Portfolio        16,776       18.60          312,038        307,241
Vanguard VIF Equity Index Portfolio          7,180       27.87          200,107        193,050
Vanguard VIF Growth Portfolio                4,829       12.95           62,536         58,596
Vanguard VIF High Yield Bond Portfolio      20,427        8.59          175,469        169,887
Vanguard VIF International Portfolio        25,467       17.37          442,368        384,244
Vanguard VIF Mid-Cap Index Portfolio        13,916       18.35          255,367        228,301
Vanguard VIF Money Market Portfolio         33,824        1.00           33,824         33,824
Vanguard VIF REIT Index Portfolio           10,654       20.26          215,845        193,598
Vanguard VIF Short-Term
  Investment-Grade Portfolio                 6,157       10.51           64,706         63,957
Vanguard VIF Small Company Growth
  Portfolio                                  3,647       19.61           71,527         61,906
Vanguard VIF Total Bond Market Index
  Portfolio                                 31,975       11.21          358,440        363,670
Vanguard VIF Total Stock Market Index
  Portfolio                                 37,237       29.51        1,098,862        989,205
Vanguard Wellington Fund                     4,060       30.35          123,215        119,980
Vanguard Windsor Fund                          167       17.15            2,872          2,571

                                   VA I - 39

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2005.

                                                                    Accumulation Annuity Annuity
                                                       Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                           Units Issued   Redeemed   Issued  Redeemed  (Decrease)
----------------------------------------------------   ------------ ------------ ------- -------- ------------
2   AIM V.I. Capital Appreciation Fund - Series I             --            (61)     --       --          (61)
3   AIM V.I. Capital Appreciation Fund - Series I            695        (29,195)     37     (136)     (28,599)
2   AIM V.I. International Growth Fund - Series I             --           (101)     --       --         (101)
3   AIM V.I. International Growth Fund - Series I          8,620        (26,444)     --       --      (17,824)
1   AllianceBernstein Americas Government Income
      Portfolio - Class A                                 14,041       (273,035)    924     (673)    (258,743)
2   AllianceBernstein Americas Government Income
      Portfolio - Class A                                      2        (13,011)     --       --      (13,009)
1   AllianceBernstein Global Bond Portfolio - Class A    133,120       (122,872)    276     (364)      10,160
2   AllianceBernstein Global Bond Portfolio - Class A      9,702         (9,682)     --       --           20
3   AllianceBernstein Global Bond Portfolio - Class A         --             --      --       --           --
1   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                 55,300        (89,917)      4     (217)     (34,830)
2   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                    815         (3,168)     --       --       (2,353)
1   AllianceBernstein Global Technology Portfolio -
      Class A                                              7,665     (1,005,768)  2,069   (2,700)    (998,734)
2   AllianceBernstein Global Technology Portfolio -
      Class A                                                175        (64,471)     --       --      (64,296)
3   AllianceBernstein Global Technology Portfolio -
      Class A                                                308        (25,286)     --       --      (24,978)
4   AllianceBernstein Global Technology Portfolio -
      Class B                                              3,169       (305,521)     --       --     (302,352)
5   AllianceBernstein Global Technology Portfolio -
      Class B                                              2,089        (11,803)     --       --       (9,714)
1   AllianceBernstein Growth and Income Portfolio -
      Class A                                              7,995     (1,118,190)    279   (2,911)  (1,112,827)
2   AllianceBernstein Growth and Income Portfolio -
      Class A                                                 64        (43,411)     --       --      (43,347)
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                              3,908       (135,939)     40     (221)    (132,212)
4   AllianceBernstein Growth and Income Portfolio -
      Class B                                             22,558       (725,829)     36     (160)    (703,395)
5   AllianceBernstein Growth and Income Portfolio -
      Class B                                                169        (26,236)     --       --      (26,067)
1   AllianceBernstein Growth Portfolio - Class A           7,399       (755,106)    141   (2,047)    (749,613)
2   AllianceBernstein Growth Portfolio - Class A              --        (37,611)     --       --      (37,611)
3   AllianceBernstein Growth Portfolio - Class A             164        (80,792)     --       --      (80,628)
4   AllianceBernstein Growth Portfolio - Class B          10,075       (254,788)     88      (10)    (244,635)
5   AllianceBernstein Growth Portfolio - Class B             607         (6,467)     --       --       (5,860)
1   AllianceBernstein High Yield Portfolio - Class A       5,932       (645,417)     --     (245)    (639,730)
2   AllianceBernstein High Yield Portfolio - Class A          --        (36,081)     --       --      (36,081)
1   AllianceBernstein International Portfolio - Class
      A                                                  314,626       (378,689)  2,234   (1,262)     (63,091)
2   AllianceBernstein International Portfolio - Class
      A                                                    3,677         (6,217)     --       --       (2,540)
1   AllianceBernstein International Value Portfolio -
      Class A                                            387,232       (252,404)     --       --      134,828
2   AllianceBernstein International Value Portfolio -
      Class A                                             28,869        (24,509)     --       --        4,360
1   AllianceBernstein Large Cap Growth Portfolio -
      Class A                                             15,267     (1,148,876)  1,781   (3,685)  (1,135,513)
2   AllianceBernstein Large Cap Growth Portfolio -
      Class A                                                183        (54,036)     --       --      (53,853)
3   AllianceBernstein Large Cap Growth Portfolio -
      Class A                                                599        (10,963)     36     (183)     (10,511)
4   AllianceBernstein Large Cap Growth Portfolio -
      Class B                                             17,808       (402,393)      9      (37)    (384,613)
5   AllianceBernstein Large Cap Growth Portfolio -
      Class B                                                 37        (14,489)     --       --      (14,452)
1   AllianceBernstein Money Market Portfolio - Class A   587,269       (963,307)     16     (505)    (376,527)
2   AllianceBernstein Money Market Portfolio - Class A     3,623         (5,926)     --       --       (2,303)
4   AllianceBernstein Money Market Portfolio - Class B   414,674       (396,256)     --       --       18,418
5   AllianceBernstein Money Market Portfolio - Class B        --         (7,484)     --       --       (7,484)
1   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                  1,875       (428,913)    162     (733)    (427,609)
2   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                  1,482        (27,394)     --       --      (25,912)
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                             12,685       (647,918)    653   (1,956)    (636,536)
2   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                                 --        (30,865)     --       --      (30,865)
3   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                                 75         (6,816)     --       --       (6,741)
1   AllianceBernstein Small/Mid Cap Value Portfolio -
      Class A                                             27,546       (377,789)     --       --     (350,243)
2   AllianceBernstein Small/Mid Cap Value Portfolio -
      Class A                                              7,758        (23,636)     --       --      (15,878)
1   AllianceBernstein Total Return Portfolio - Class A    81,065       (907,391)    263   (1,619)    (827,682)
2   AllianceBernstein Total Return Portfolio - Class A       138        (35,051)     --       --      (34,913)
3   AllianceBernstein Total Return Portfolio - Class A        68        (18,869)     --       --      (18,801)

                                   VA I - 40

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                                    Accumulation Annuity Annuity
                                                       Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                           Units Issued   Redeemed   Issued  Redeemed  (Decrease)
----------------------------------------------------   ------------ ------------ ------- -------- ------------
1   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                       7,778     (1,088,689)  1,797   (1,680)  (1,080,794)
2   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                      50,894        (99,906)     --       --      (49,012)
4   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                      10,455        (13,764)     --       --       (3,309)
5   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                          --         (4,165)     --       --       (4,165)
1   AllianceBernstein U.S. Large Cap Blended Style
      Portfolio - Class B                                 37,418        (23,888)  2,523     (241)      15,812
2   AllianceBernstein U.S. Large Cap Blended Style
      Portfolio - Class B                                     --         (1,744)     --       --       (1,744)
1   AllianceBernstein Utility Income Portfolio -
      Class A                                            120,767       (279,349)    792     (154)    (157,944)
2   AllianceBernstein Utility Income Portfolio -
      Class A                                              9,442         (7,059)     --       --        2,383
4   AllianceBernstein Value Portfolio - Class B           40,639       (704,758)     --       --     (664,119)
5   AllianceBernstein Value Portfolio - Class B           14,598        (39,028)     --       --      (24,430)
1   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                                 99,284       (196,586)     64   (1,443)     (98,681)
2   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                                  8,554         (9,967)     --       --       (1,413)
7   Delaware VIP Balanced Series - Standard class             --         (3,857)     --       --       (3,857)
7   Delaware VIP Capital Reserves Series - Standard
      class                                                   --             (4)     --       --           (4)
7   Delaware VIP Capital Reserves Series - Standard
      class                                                   --         (2,937)     --       --       (2,937)
7   Delaware VIP Cash Reserves Series - Standard class        --             --      --       --           --
7   Delaware VIP Cash Reserves Series - Standard class        --        (11,006)     --       --      (11,006)
7   Delaware VIP Growth Opportunities Series -
      Standard class                                          --           (159)     --       --         (159)
7   Delaware VIP Growth Opportunities Series -
      Standard class                                          --        (10,671)     --       --      (10,671)
7   Delaware VIP High Yield Series - Standard class           --             (2)     --       --           (2)
7   Delaware VIP High Yield Series - Standard class           --         (1,237)     --       --       (1,237)
7   Delaware VIP Value Series - Standard class                --         (1,063)     --       --       (1,063)
7   Delaware VIP Value Series - Standard class                --         (9,742)      7     (137)      (9,872)
2   Dreyfus Stock Index Fund, Inc. - Initial shares           --             --      --       --           --
3   Dreyfus Stock Index Fund, Inc. - Initial shares        1,319        (94,261)    210     (325)     (93,057)
2   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                          --             --      --       --           --
3   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                          34        (35,122)     --       --      (35,088)
3   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                                  694        (91,494)     28     (168)     (90,940)
2   Fidelity VIP Contrafund Portfolio - Initial Class         --             (3)     --       --           (3)
3   Fidelity VIP Contrafund Portfolio - Initial Class      9,081        (35,530)     38     (130)     (26,541)
2   Fidelity VIP Growth Portfolio - Initial Class             --             (1)     --       --           (1)
3   Fidelity VIP Growth Portfolio - Initial Class            781       (119,035)    184     (224)    (118,294)
2   Fidelity VIP High Income Portfolio - Initial Class        --             --      --       --           --
3   Fidelity VIP High Income Portfolio - Initial Class       194        (42,777)     --       --      (42,583)
3   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                        5,678        (60,310)     54     (380)     (54,958)
3   Fidelity VIP Money Market Portfolio - Initial
      Class                                                2,468        (86,711)     --       --      (84,243)
3   Fidelity VIP Overseas Portfolio - Initial Class          129         (6,560)     --       --       (6,431)
1   Mercury Basic Value V.I. Fund - Class I                   35        (98,897)     10      (49)     (98,901)
2   Mercury Basic Value V.I. Fund - Class I                   --        (20,423)     --       --      (20,423)
1   Mercury Core Bond V.I. Fund - Class I                    144        (15,985)     --       --      (15,841)
2   Mercury Core Bond V.I. Fund - Class I                     --             (3)     --       --           (3)
1   Mercury Domestic Money Market V.I. Fund - Class I     40,440        (65,325)     --       --      (24,885)
2   Mercury Domestic Money Market V.I. Fund - Class I      3,423             (4)     --       --        3,419
1   Mercury Global Allocation V.I. Fund - Class I         21,179        (15,992)     --       --        5,187
2   Mercury Global Allocation V.I. Fund - Class I             --         (2,618)     --       --       (2,618)
1   Mercury Global Growth V.I. Fund - Class I              6,436        (34,791)     --       --      (28,355)
2   Mercury Global Growth V.I. Fund - Class I                 --            (60)     --       --          (60)
1   Mercury High Current Income V.I. Fund - Class I           --        (32,159)     --       --      (32,159)

                                   VA I - 41

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                                    Accumulation Annuity Annuity
                                                       Accumulation    Units      Units   Units    Net Increase
Sub-accounts                                           Units Issued   Redeemed   Issued  Redeemed   (Decrease)
---------------------------------------------------    ------------ ------------ ------- --------  ------------
2   Mercury High Current Income V.I. Fund - Class I        2,258        (3,419)       --       --      (1,161)
1   Mercury International Value V.I. Fund - Class I       18,903       (23,563)       --       --      (4,660)
2   Mercury International Value V.I. Fund - Class I           --        (1,261)       --       --      (1,261)
1   Mercury Large Cap Core V.I. Fund - Class I                28       (13,599)       12      (53)    (13,612)
2   Mercury Large Cap Core V.I. Fund - Class I               122            (8)       --       --         114
1   Mercury Large Cap Growth V.I. Fund - Class I           1,814       (17,939)       --       --     (16,125)
1   Mercury Utilities and Telecommunications V.I.
      Fund - Class I                                       2,286        (2,015)       --       --         271
2   Mercury Utilities and Telecommunications V.I.
      Fund - Class I                                       4,278        (1,951)       --       --       2,327
1   Mercury Value Opportunities V.I. Fund - Class I        3,849       (28,625)       --       --     (24,776)
2   Mercury Value Opportunities V.I. Fund - Class I           --        (3,941)       --       --      (3,941)
1   UBS U.S. Allocation Portfolio                            523      (194,779)       37     (401)   (194,620)
2   UBS U.S. Allocation Portfolio                             --       (18,424)       --       --     (18,424)
1   UIF Core Plus Fixed Income Portfolio - Class I            --            --        --     (231)       (231)
1   UIF Equity Growth Portfolio - Class I                     --            --        --     (232)       (232)
1   UIF Technology Portfolio - Class I                        --            --        --     (115)       (115)
1   UIF Value Portfolio - Class I                             --            --        --       --          --
3   Van Eck Worldwide Emerging Markets Fund               10,018        (5,939)       --       --       4,079
3   Van Eck Worldwide Hard Assets Fund                    12,818        (5,795)       --       --       7,023
1   Vanguard 500 Index Fund                                   --            --     1,793     (111)      1,682
6   Vanguard Dividend Growth Fund                             --            --     2,068      (54)      2,014
6   Vanguard GNMA Fund                                        --            --        --   (1,794)     (1,794)
6   Vanguard Health Care Fund                                 --            --        --     (921)       (921)
6   Vanguard Inflation-Protected Securities Fund              --            --    11,129     (900)     10,229
1   Vanguard LifeStrategy Conservative Growth Fund            --            --        --     (249)       (249)
1   Vanguard LifeStrategy Growth Fund                         --            --        --     (100)       (100)
6   Vanguard LifeStrategy Growth Fund                         --            --     2,968     (649)      2,319
1   Vanguard LifeStrategy Income Fund                         --            --        --     (225)       (225)
6   Vanguard LifeStrategy Income Fund                         --            --     3,193     (894)      2,299
1   Vanguard LifeStrategy Moderate Growth Fund                --            --    38,093   (2,415)     35,678
6   Vanguard LifeStrategy Moderate Growth Fund                --            --        --   (1,752)     (1,752)
1   Vanguard Prime Money Market Fund                          --            --        --      (39)        (39)
1   Vanguard PRIMECAP Fund                                    --            --        --      (21)        (21)
1   Vanguard Small-Cap Growth Index Fund                      --            --     1,423      (40)      1,383
1   Vanguard Small-Cap Value Index Fund                       --            --     1,501      (42)      1,459
1   Vanguard Total Bond Market Index Fund                     --            --        --      (69)        (69)
6   Vanguard Total International Stock Index Fund             --            --        --   (2,205)     (2,205)
1   Vanguard U.S. Growth Fund                                 --            --        --      (41)        (41)
6   Vanguard VIF Balanced Portfolio                           --            --   126,186  (11,998)    114,188
6   Vanguard VIF Capital Growth Portfolio                     --            --     3,375     (266)      3,109
6   Vanguard VIF Diversified Value Portfolio                  --            --    12,997   (1,352)     11,645
1   Vanguard VIF Equity Income Portfolio                      --            --         4      (57)        (53)
6   Vanguard VIF Equity Income Portfolio                      --            --     8,845   (1,125)      7,720
6   Vanguard VIF Equity Index Portfolio                       --            --     8,178     (801)      7,377
6   Vanguard VIF Growth Portfolio                             --            --     3,764     (115)      3,649
1   Vanguard VIF High Yield Bond Portfolio                    --            --    11,676     (737)     10,939
6   Vanguard VIF High Yield Bond Portfolio                    --            --     3,569     (183)      3,386
1   Vanguard VIF International Portfolio                      --            --    10,549     (678)      9,871
6   Vanguard VIF International Portfolio                      --            --    15,254     (732)     14,522
6   Vanguard VIF Mid-Cap Index Portfolio                      --            --    13,203     (614)     12,589
1   Vanguard VIF Money Market Portfolio                       --            --    86,445  (86,445)         --
6   Vanguard VIF Money Market Portfolio                       --            --   342,431 (339,604)      2,827
1   Vanguard VIF REIT Index Portfolio                         --            --         9     (124)       (115)

                                   VA I - 42

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                                    Accumulation Annuity Annuity
                                                       Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                           Units Issued   Redeemed   Issued  Redeemed  (Decrease)
----------------------------------------------------   ------------ ------------ ------- -------- ------------
6   Vanguard VIF REIT Index Portfolio                       --           --       8,882     (644)     8,238
6   Vanguard VIF Short-Term Investment-Grade Portfolio      --           --       1,980     (573)     1,407
6   Vanguard VIF Small Company Growth Portfolio             --           --       2,141     (485)     1,656
6   Vanguard VIF Total Bond Market Index Portfolio          --           --      16,364   (2,350)    14,014
6   Vanguard VIF Total Stock Market Index Portfolio         --           --      37,136   (7,715)    29,421
1   Vanguard Wellington Fund                                --           --      10,230     (670)     9,560
1   Vanguard Windsor Fund                                   --           --          --      (20)       (20)

Footnotes
1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and GIVA products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3  Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5 Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
6  Vanguard SPIA product.
7  Variable Annuity product.

                                   VA I - 43

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                    Accumulation Annuity Annuity
                                                       Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                           Units Issued   Redeemed   Issued  Redeemed  (Decrease)
----------------------------------------------------   ------------ ------------ ------- -------- ------------
2   AIM V.I. Capital Appreciation Fund - Series I             --           (814)     --       --         (814)
3   AIM V.I. Capital Appreciation Fund - Series I            626        (34,461)     --     (123)     (33,958)
2   AIM V.I. International Growth Fund - Series I             --           (167)     --       --         (167)
3   AIM V.I. International Growth Fund - Series I         28,069        (21,378)     --       --        6,691
1   AllianceBernstein Americas Government Income
      Portfolio - Class A                                 13,930       (662,269)    602     (739)    (648,476)
2   AllianceBernstein Americas Government Income
      Portfolio - Class A                                     41        (18,272)     --       --      (18,231)
1   AllianceBernstein Global Bond Portfolio - Class A     43,861       (171,243)    261     (353)    (127,474)
2   AllianceBernstein Global Bond Portfolio - Class A         83        (10,794)     --       --      (10,711)
3   AllianceBernstein Global Bond Portfolio - Class A         --         (2,047)     --       --       (2,047)
1   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                  6,553       (142,086)    234     (223)    (135,522)
2   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                     51        (11,218)     --       --      (11,167)
1   AllianceBernstein Growth and Income Portfolio -
      Class A                                             55,422     (1,286,252)  5,829   (6,873)  (1,231,874)
2   AllianceBernstein Growth and Income Portfolio -
      Class A                                                104        (31,236)     --       --      (31,132)
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                                447       (174,698)     16     (231)    (174,466)
4   AllianceBernstein Growth and Income Portfolio -
      Class B                                            205,472       (505,050)    459     (152)    (299,271)
5   AllianceBernstein Growth and Income Portfolio -
      Class B                                                222        (32,473)     --       --      (32,251)
1   AllianceBernstein Growth Portfolio - Class A          16,102       (752,742)    274   (6,942)    (743,308)
2   AllianceBernstein Growth Portfolio - Class A           5,110         (7,060)     --       --       (1,950)
3   AllianceBernstein Growth Portfolio - Class A             385        (99,267)     --       --      (98,882)
4   AllianceBernstein Growth Portfolio - Class B          25,610       (243,635)     --       --     (218,025)
5   AllianceBernstein Growth Portfolio - Class B              20         (8,758)     --       --       (8,738)
1   AllianceBernstein High Yield Portfolio - Class A      10,429       (637,614)     --     (259)    (627,444)
2   AllianceBernstein High Yield Portfolio - Class A         272        (30,718)     --       --      (30,446)
1   AllianceBernstein International Portfolio - Class
      A                                                  268,673       (454,521)  3,295   (1,024)    (183,577)
2   AllianceBernstein International Portfolio - Class
      A                                                    3,426         (4,720)     --       --       (1,294)
1   AllianceBernstein International Value Portfolio -
      Class A                                            649,999       (198,126)     --       --      451,873
2   AllianceBernstein International Value Portfolio -
      Class A                                             12,934         (6,634)     --       --        6,300
1   AllianceBernstein Money Market Portfolio - Class A    41,774       (960,692) 31,087  (32,412)    (920,243)
2   AllianceBernstein Money Market Portfolio - Class A     6,954        (23,937)     --       --      (16,983)
4   AllianceBernstein Money Market Portfolio - Class B    37,036     (1,482,765)     --       --   (1,445,729)
5   AllianceBernstein Money Market Portfolio - Class B    31,669        (13,639)     --       --       18,030
1   AllianceBernstein Premier Growth Portfolio -
      Class A                                             14,226     (1,603,592) 10,538   (9,557)  (1,588,385)
2   AllianceBernstein Premier Growth Portfolio -
      Class A                                                597        (49,769)     --       --      (49,172)
3   AllianceBernstein Premier Growth Portfolio -
      Class A                                                 --        (11,440)      2     (185)     (11,623)
4   AllianceBernstein Premier Growth Portfolio -
      Class B                                             29,456       (521,862)    547      (32)    (491,891)
5   AllianceBernstein Premier Growth Portfolio -
      Class B                                                316        (19,117)     --       --      (18,801)
1   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                278,051       (323,487)  1,847   (1,107)     (44,696)
2   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                    301        (32,454)     --       --      (32,153)
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                             41,624       (628,638)  2,595   (1,856)    (586,275)
2   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                                197        (23,977)     --       --      (23,780)
3   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                              2,135        (12,685)     --       --      (10,550)
1   AllianceBernstein Small Cap Value Portfolio -
      Class A                                            162,910       (339,507)     --       --     (176,597)
2   AllianceBernstein Small Cap Value Portfolio -
      Class A                                              2,040         (4,831)     --       --       (2,791)
1   AllianceBernstein Technology Portfolio - Class A      12,243     (1,013,683)  3,463   (9,646)  (1,007,623)
2   AllianceBernstein Technology Portfolio - Class A         347        (36,682)     --       --      (36,335)
3   AllianceBernstein Technology Portfolio - Class A         493        (28,916)     --       --      (28,423)
4   AllianceBernstein Technology Portfolio - Class B      10,019       (431,176)     --       --     (421,157)
5   AllianceBernstein Technology Portfolio - Class B          31        (10,536)     --       --      (10,505)
1   AllianceBernstein Total Return Portfolio - Class A   359,166       (940,090)  3,077   (1,783)    (579,630)
2   AllianceBernstein Total Return Portfolio - Class A       237        (25,351)     --       --      (25,114)
3   AllianceBernstein Total Return Portfolio - Class A        31        (19,301)     --       --      (19,270)

                                   VA I - 44

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                    Accumulation Annuity Annuity
                                                       Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                           Units Issued   Redeemed   Issued  Redeemed  (Decrease)
----------------------------------------------------   ------------ ------------ ------- -------- ------------
1   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                      30,283     (1,654,117)   397    (2,537)  (1,625,974)
2   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                         127        (57,224)    --        --      (57,097)
4   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                          --        (35,181)    --        --      (35,181)
5   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                          --         (8,391)    --        --       (8,391)
1   AllianceBernstein U.S. Large Cap Blended Style
      Portfolio - Class B                                107,433        (17,901)    --        --       89,532
2   AllianceBernstein U.S. Large Cap Blended Style
      Portfolio - Class B                                  8,073         (1,425)    --        --        6,648
1   AllianceBernstein Utility Income Portfolio -
      Class A                                             87,797       (275,180)    --       (59)    (187,442)
2   AllianceBernstein Utility Income Portfolio -
      Class A                                                132         (9,857)    --        --       (9,725)
4   AllianceBernstein Value Portfolio - Class B          734,533       (530,311)    --        --      204,222
5   AllianceBernstein Value Portfolio - Class B            5,018        (13,611)    --        --       (8,593)
1   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                                178,351       (197,466)   585    (1,937)     (20,467)
2   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                                    212         (6,098)    --        --       (5,886)
7   Delaware VIP Balanced Series - Standard class             --         (9,072)    --        --       (9,072)
7   Delaware VIP Balanced Series - Standard class             --         (4,429)    --        --       (4,429)
7   Delaware VIP Capital Reserves Series - Standard
      class                                                   --             (5)    --        --           (5)
7   Delaware VIP Capital Reserves Series - Standard
      class                                                   --           (596)    --        --         (596)
7   Delaware VIP Cash Reserves Series - Standard class    11,354        (12,517)    --        --       (1,163)
7   Delaware VIP Growth Opportunities Series -
      Standard class                                       1,613             (2)    --        --        1,611
7   Delaware VIP Growth Opportunities Series -
      Standard class                                          --         (1,275)    --        --       (1,275)
7   Delaware VIP High Yield Series - Standard class           --         (3,299)    --        --       (3,299)
7   Delaware VIP High Yield Series - Standard class          317         (8,851)    --        --       (8,534)
7   Delaware VIP Value Series - Standard class                --             (1)    --    (1,002)      (1,003)
7   Delaware VIP Value Series - Standard class                --        (25,323)   717        --      (24,606)
2   Dreyfus Stock Index Fund, Inc. - Initial shares           --         (1,276)    --        --       (1,276)
3   Dreyfus Stock Index Fund, Inc. - Initial shares        2,215       (124,233)    16      (311)    (122,313)
2   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                          --             --     --        --           --
3   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                       9,497        (24,179)    --        --      (14,682)
2   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                                   --         (1,570)    --        --       (1,570)
3   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                                1,134       (122,869)     5      (164)    (121,894)
2   Fidelity VIP Contrafund Portfolio - Initial Class         --             (3)    --        --           (3)
3   Fidelity VIP Contrafund Portfolio - Initial Class     14,092        (35,025)    22      (141)     (21,052)
2   Fidelity VIP Growth Portfolio - Initial Class             --             --     --        --           --
3   Fidelity VIP Growth Portfolio - Initial Class          1,236       (107,643)     2      (199)    (106,604)
2   Fidelity VIP High Income Portfolio - Initial Class        --             (1)    --        --           (1)
3   Fidelity VIP High Income Portfolio - Initial Class     7,828        (36,548)    --        --      (28,720)
3   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                          546        (62,418)    25      (385)     (62,232)
3   Fidelity VIP Money Market Portfolio - Initial
      Class                                                  968       (158,410)    --        --     (157,442)
3   Fidelity VIP Overseas Portfolio - Initial Class          180        (11,904)    --        --      (11,724)
1   Merrill Lynch Basic Value V.I. Fund - Class I          2,888        (38,104)   397       (45)     (34,864)
2   Merrill Lynch Basic Value V.I. Fund - Class I             --         (2,616)    --        --       (2,616)
1   Merrill Lynch Core Bond V.I. Fund - Class I              165         (3,278)    --        --       (3,113)
2   Merrill Lynch Core Bond V.I. Fund - Class I               --             (3)    --        --           (3)
1   Merrill Lynch Domestic Money Market V.I. Fund -
      Class I                                                 --        (20,422)    --        --      (20,422)
2   Merrill Lynch Domestic Money Market V.I. Fund -
      Class I                                                 --             (1)    --        --           (1)
1   Merrill Lynch Global Allocation V.I. Fund - Class
      I                                                   32,409         (3,245)    --        --       29,164
2   Merrill Lynch Global Allocation V.I. Fund - Class
      I                                                      987        (11,343)    --        --      (10,356)
1   Merrill Lynch Global Growth V.I. Fund - Class I           --        (13,525)    --        --      (13,525)
2   Merrill Lynch Global Growth V.I. Fund - Class I           --            (66)    --        --          (66)

                                   VA I - 45

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                    Accumulation Annuity Annuity
                                                       Accumulation    Units      Units   Units    Net Increase
Sub-accounts                                           Units Issued   Redeemed   Issued  Redeemed   (Decrease)
----------------------------------------------------   ------------ ------------ ------- --------  ------------
1   Merrill Lynch High Current Income V.I. Fund -
      Class I                                              4,333        (5,410)       --       --      (1,077)
2   Merrill Lynch High Current Income V.I. Fund -
      Class I                                              1,114           (58)       --       --       1,056
1   Merrill Lynch International Value V.I. Fund -
      Class I                                                 11        (9,214)       --       --      (9,203)
2   Merrill Lynch International Value V.I. Fund -
      Class I                                                744        (1,249)       --       --        (505)
1   Merrill Lynch Large Cap Core V.I. Fund - Class I       3,949       (11,294)      414      (48)     (6,979)
2   Merrill Lynch Large Cap Core V.I. Fund - Class I         590            (9)       --       --         581
1   Merrill Lynch Large Cap Growth V.I. Fund - Class I    24,419       (18,001)       --       --       6,418
1   Merrill Lynch Utilities and Telecommunications
      V.I. Fund - Class I                                     --        (5,653)       --       --      (5,653)
2   Merrill Lynch Utilities and Telecommunications
      V.I. Fund - Class I                                     --            --        --       --          --
1   Merrill Lynch Value Opportunities V.I. Fund -
      Class I                                              7,538        (6,741)       --       --         797
2   Merrill Lynch Value Opportunities V.I. Fund -
      Class I                                                 --        (1,623)       --       --      (1,623)
1   UBS U.S. Allocation Portfolio                             42      (231,192)       --     (421)   (231,571)
2   UBS U.S. Allocation Portfolio                             --       (13,661)       --       --     (13,661)
1   UIF Core Plus Fixed Income Portfolio - Class I            --            --        15     (241)       (226)
1   UIF Equity Growth Portfolio - Class I                     --            --        16     (244)       (228)
1   UIF Technology Portfolio - Class I                        --            --         8     (121)       (113)
1   UIF Value Portfolio - Class I                             --            --        --     (211)       (211)
3   Van Eck Worldwide Emerging Markets Fund                1,318       (20,029)       --       --     (18,711)
3   Van Eck Worldwide Hard Assets Fund                    23,323        (4,770)       --       --      18,553
1   Vanguard 500 Index Fund                                   --            --         7      (63)        (56)
6   Vanguard GNMA Fund                                        --            --     3,086     (104)      2,982
6   Vanguard Health Care Fund                                 --            --     6,036     (338)      5,698
6   Vanguard Inflation-Protected Securities Fund              --            --     2,289     (139)      2,150
1   Vanguard LifeStrategy Conservative Growth Fund            --            --        34     (262)       (228)
1   Vanguard LifeStrategy Growth Fund                         --            --        14     (105)        (91)
6   Vanguard LifeStrategy Growth Fund                         --            --     3,316     (355)      2,961
1   Vanguard LifeStrategy Income Fund                         --            --        99     (235)       (136)
6   Vanguard LifeStrategy Income Fund                         --            --    12,279     (509)     11,770
6   Vanguard LifeStrategy Moderate Growth Fund                --            --     7,450   (1,638)      5,812
1   Vanguard Prime Money Market Fund                          --            --         5      (42)        (37)
1   Vanguard PRIMECAP Fund                                    --            --         3      (22)        (19)
1   Vanguard Total Bond Market Index Fund                     --            --       431      (72)        359
6   Vanguard Total International Stock Index Fund             --            --    20,824   (1,168)     19,656
1   Vanguard U.S. Growth Fund                                 --            --         5      (43)        (38)
6   Vanguard VIF Balanced Portfolio                           --            --   123,541   (4,676)    118,865
6   Vanguard VIF Capital Growth Portfolio                     --            --     5,417      (98)      5,319
6   Vanguard VIF Diversified Value Portfolio                  --            --    12,443     (321)     12,122
1   Vanguard VIF Equity Income Portfolio                      --            --     1,691      (45)      1,646
6   Vanguard VIF Equity Income Portfolio                      --            --    14,995     (226)     14,769
6   Vanguard VIF Equity Index Portfolio                       --            --    11,484   (2,893)      8,591
6   Vanguard VIF Growth Portfolio                             --            --     1,368      (74)      1,294
6   Vanguard VIF High Yield Bond Portfolio                    --            --     1,573      (63)      1,510
6   Vanguard VIF International Portfolio                      --            --     1,511     (958)        553
6   Vanguard VIF Mid-Cap Index Portfolio                      --            --     2,804     (569)      2,235
1   Vanguard VIF Money Market Portfolio                       --            --     2,666   (2,666)         --
6   Vanguard VIF Money Market Portfolio                       --            --   347,586 (355,339)     (7,753)
1   Vanguard VIF REIT Index Portfolio                         --            --     1,832     (101)      1,731
6   Vanguard VIF REIT Index Portfolio                         --            --     1,842     (321)      1,521
6   Vanguard VIF Short-Term Investment-Grade Portfolio        --            --     4,923   (1,641)      3,282
6   Vanguard VIF Small Company Growth Portfolio               --            --     2,946     (612)      2,334
6   Vanguard VIF Total Bond Market Index Portfolio            --            --    22,215   (2,764)     19,451
6   Vanguard VIF Total Stock Market Index Portfolio           --            --    57,340   (3,149)     54,191

                                   VA I - 46

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                    Accumulation Annuity Annuity
                                                       Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                           Units Issued   Redeemed   Issued  Redeemed  (Decrease)
---------------------------------------------------    ------------ ------------ ------- -------- ------------
1   Vanguard Wellington Fund                                --           --         2      (21)       (19)
1   Vanguard Windsor Fund                                   --           --         2      (21)       (19)

Footnotes
1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and GIVA products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3  Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5 Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
6  Vanguard SPIA product.
7  Variable Annuity product.

                                   VA I - 47

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Sub-accounts                                           Units (a) Value   Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ------------ ---------- --------- ----------
2005
2   AIM V.I. Capital Appreciation Fund - Series I            990 $11.48 $     11,364    0.05%     1.45%      7.27%
3   AIM V.I. Capital Appreciation Fund - Series I         94,212  11.53    1,085,821    0.05%     1.40%      7.33%
2   AIM V.I. International Growth Fund - Series I            980  14.43       14,139    0.60%     1.45%     16.24%
3   AIM V.I. International Growth Fund - Series I         92,099  14.49    1,334,262    0.60%     1.40%     16.29%
1   AllianceBernstein Americas Government Income
      Portfolio - Class A                              1,853,190  21.35   39,556,609    6.86%     1.40%      7.16%
2   AllianceBernstein Americas Government Income
      Portfolio - Class A                                 16,466  21.26      349,998    6.40%     1.45%      7.11%
1   AllianceBernstein Global Bond Portfolio - Class A    909,967  17.03   15,494,005    9.39%     1.40%     -8.94%
2   AllianceBernstein Global Bond Portfolio - Class A     31,182  16.96      528,704    7.55%     1.45%     -8.98%
3   AllianceBernstein Global Bond Portfolio - Class A         63  12.78          801    9.06%     1.40%     -8.94%
1   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                593,367  33.47   19,859,233    5.90%     1.40%      8.10%
2   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                 16,673  33.33      555,672    6.02%     1.45%      8.05%
1   AllianceBernstein Global Technology Portfolio -
      Class A *                                        3,430,602  15.88   54,482,738    0.00%     1.40%      2.42%
2   AllianceBernstein Global Technology Portfolio -
      Class A *                                          160,427  15.81    2,537,089    0.00%     1.45%      2.37%
3   AllianceBernstein Global Technology Portfolio -
      Class A *                                           43,634  15.37      670,610    0.00%     1.40%      2.42%
4   AllianceBernstein Global Technology Portfolio -
      Class B *                                        1,432,336  15.67   22,440,649    0.00%     1.40%      2.21%
5   AllianceBernstein Global Technology Portfolio -
      Class B *                                           96,636  15.60    1,507,640    0.00%     1.45%      2.16%
1   AllianceBernstein Growth and Income Portfolio -
      Class A                                          5,150,075  40.32  207,630,186    1.47%     1.40%      3.41%
2   AllianceBernstein Growth and Income Portfolio -
      Class A                                            176,457  40.15    7,084,149    1.54%     1.45%      3.36%
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                            150,268  25.01    3,757,785    1.21%     1.40%      3.41%
4   AllianceBernstein Growth and Income Portfolio -
      Class B                                          4,526,504  39.68  179,612,690    1.25%     1.40%      3.15%
5   AllianceBernstein Growth and Income Portfolio -
      Class B                                            121,205  39.51    4,789,237    1.17%     1.45%      3.09%
1   AllianceBernstein Growth Portfolio - Class A       3,103,702  27.67   85,879,047    0.00%     1.40%     10.42%
2   AllianceBernstein Growth Portfolio - Class A         106,451  27.55    2,933,097    0.00%     1.45%     10.36%
3   AllianceBernstein Growth Portfolio - Class A          82,954  19.13    1,586,802    0.00%     1.40%     10.42%
4   AllianceBernstein Growth Portfolio - Class B       1,973,252  27.21   53,692,489    0.00%     1.40%     10.09%
5   AllianceBernstein Growth Portfolio - Class B          58,380  27.10    1,581,843    0.00%     1.45%     10.03%
1   AllianceBernstein High Yield Portfolio - Class A   2,778,502  11.02   30,615,117    8.24%     1.40%      0.37%
2   AllianceBernstein High Yield Portfolio - Class A      98,709  10.97    1,083,174    8.63%     1.45%      0.32%
1   AllianceBernstein International Portfolio - Class
      A                                                3,003,328  17.22   51,711,655    0.47%     1.40%     17.51%
2   AllianceBernstein International Portfolio - Class
      A                                                  108,724  17.15    1,864,157    0.49%     1.45%     17.45%
1   AllianceBernstein International Value Portfolio -
      Class A                                          2,217,641  18.51   41,050,514    0.58%     1.40%     15.17%
2   AllianceBernstein International Value Portfolio -
      Class A                                             79,189  18.47    1,462,443    0.65%     1.45%     15.11%
1   AllianceBernstein Large Cap Growth Portfolio -
      Class A *                                        4,752,800  30.12  143,159,333    0.00%     1.40%     13.55%
2   AllianceBernstein Large Cap Growth Portfolio -
      Class A *                                          219,121  29.99    6,572,420    0.00%     1.45%     13.49%
3   AllianceBernstein Large Cap Growth Portfolio -
      Class A *                                           23,778  13.59      323,059    0.00%     1.40%     13.55%
4   AllianceBernstein Large Cap Growth Portfolio -
      Class B *                                        2,474,671  29.69   73,461,562    0.00%     1.40%     13.25%
5   AllianceBernstein Large Cap Growth Portfolio -
      Class B *                                           82,045  29.56    2,425,298    0.00%     1.45%     13.19%
1   AllianceBernstein Money Market Portfolio - Class A 1,443,518  12.84   18,532,109    2.61%     1.40%      0.94%
2   AllianceBernstein Money Market Portfolio - Class A    57,677  12.78      737,354    3.00%     1.45%      0.88%
4   AllianceBernstein Money Market Portfolio - Class B 1,249,080  12.63   15,778,165    2.07%     1.40%      0.68%
5   AllianceBernstein Money Market Portfolio - Class B    21,657  12.58      272,422    1.82%     1.45%      0.63%
1   AllianceBernstein Real Estate Investment
      Portfolio - Class A                              1,713,918  25.39   43,508,901    3.15%     1.40%     10.12%
2   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                 75,964  25.28    1,920,292    3.08%     1.45%     10.07%
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                          3,250,316  12.41   40,342,954    0.00%     1.40%      3.78%
2   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                            170,998  12.36    2,113,508    0.00%     1.45%      3.73%
3   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                             16,380  12.06      197,594    0.00%     1.40%      3.78%
1   AllianceBernstein Small/Mid Cap Value Portfolio -
      Class A *                                        3,232,495  17.70   57,219,329    0.73%     1.40%      5.43%
2   AllianceBernstein Small/Mid Cap Value Portfolio -
      Class A *                                           96,342  17.66    1,701,403    0.77%     1.45%      5.38%
1   AllianceBernstein Total Return Portfolio - Class A 6,219,857  24.71  153,669,013    2.56%     1.40%      2.47%
2   AllianceBernstein Total Return Portfolio - Class A   162,454  24.60    3,996,746    2.59%     1.45%      2.41%

                                   VA I - 48

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                              Investment
                                                                           Unit                 Income    Expense    Total
Sub-accounts                                                     Units (a) Value  Net Assets  Ratio (b)  Ratio (c) Return (d)
--------------------------------------------------------------   --------- ------ ----------- ---------- --------- ----------
2005 - Continued
3   AllianceBernstein Total Return Portfolio - Class A              33,917 $12.36 $   419,099    2.66%     1.40%      2.47%
1   AllianceBernstein U.S. Government/High Grade Securities
      Portfolio - Class A                                        4,360,176  16.08  70,114,479    2.97%     1.40%      0.56%
2   AllianceBernstein U.S. Government/High Grade Securities
      Portfolio - Class A                                          115,065  16.01   1,842,538    2.83%     1.45%      0.51%
4   AllianceBernstein U.S. Government/High Grade Securities
      Portfolio - Class B                                          190,291  15.82   3,011,226    2.66%     1.40%      0.34%
5   AllianceBernstein U.S. Government/High Grade Securities
      Portfolio - Class B                                            5,173  15.76      81,519    3.44%     1.45%      0.29%
1   AllianceBernstein U.S. Large Cap Blended Style Portfolio -
      Class B                                                      212,143  12.70   2,694,338    0.28%     1.40%      8.13%
2   AllianceBernstein U.S. Large Cap Blended Style Portfolio -
      Class B                                                        7,475  12.68      94,821    0.25%     1.45%      8.08%
1   AllianceBernstein Utility Income Portfolio - Class A         1,806,112  23.98  43,318,452    2.17%     1.40%     14.45%
2   AllianceBernstein Utility Income Portfolio - Class A            60,567  23.88   1,446,570    2.47%     1.45%     14.39%
4   AllianceBernstein Value Portfolio - Class B                  5,697,258  12.62  71,870,996    1.23%     1.40%      4.02%
5   AllianceBernstein Value Portfolio - Class B                    148,703  12.59   1,871,516    1.14%     1.45%      3.97%
1   AllianceBernstein Worldwide Privatization Portfolio - Class
      A                                                          1,306,320  29.01  37,890,962    0.43%     1.40%     19.16%
2   AllianceBernstein Worldwide Privatization Portfolio - Class
      A                                                             68,361  28.88   1,974,541    0.46%     1.45%     19.10%
7   Delaware VIP Balanced Series - Standard class                   28,930  29.42     851,121    2.13%     1.25%      2.40%
7   Delaware VIP Capital Reserves Series - Standard class            8,624  22.49     193,940    4.12%     1.25%      0.54%
7   Delaware VIP Capital Reserves Series - Standard class               --  16.80          --    6.68%     1.40%      0.39%
7   Delaware VIP Cash Reserves Series - Standard class                  --  13.36          --    0.00%     1.40%      1.29%
7   Delaware VIP Cash Reserves Series - Standard class              17,880  16.51     295,264    2.30%     1.25%      1.44%
7   Delaware VIP Growth Opportunities Series - Standard class        6,627  30.31     200,850    0.00%     1.40%      9.86%
7   Delaware VIP Growth Opportunities Series - Standard class       23,737  34.15     810,526    0.00%     1.25%     10.02%
7   Delaware VIP High Yield Series - Standard class                    669  17.46      11,690    6.58%     1.40%      2.15%
7   Delaware VIP High Yield Series - Standard class                 18,271  24.83     453,661    6.69%     1.25%      2.30%
7   Delaware VIP Value Series - Standard class                       4,750  32.47     154,241    1.87%     1.40%      4.56%
7   Delaware VIP Value Series - Standard class                     106,740  38.56   4,115,427    1.74%     1.25%      4.71%
2   Dreyfus Stock Index Fund, Inc. - Initial shares                    814  19.48      15,851    1.60%     1.45%      3.19%
3   Dreyfus Stock Index Fund, Inc. - Initial shares                346,198  19.56   6,772,627    1.54%     1.40%      3.24%
2   Dreyfus VIF Small Company Stock Portfolio - Initial shares       1,040  14.33      14,903    0.00%     1.45%     -0.54%
3   Dreyfus VIF Small Company Stock Portfolio - Initial shares     105,839  14.39   1,523,276    0.00%     1.40%     -0.49%
3   Fidelity VIP Asset Manager Portfolio - Initial Class           343,752  16.46   5,658,685    2.84%     1.40%      2.60%
2   Fidelity VIP Contrafund Portfolio - Initial Class                  427  18.82       8,039    0.29%     1.45%     15.26%
3   Fidelity VIP Contrafund Portfolio - Initial Class              196,314  18.90   3,709,418    0.29%     1.40%     15.32%
2   Fidelity VIP Growth Portfolio - Initial Class                       77  16.90       1,306    0.53%     1.45%      4.28%
3   Fidelity VIP Growth Portfolio - Initial Class                  250,705  16.97   4,255,031    0.53%     1.40%      4.33%
2   Fidelity VIP High Income Portfolio - Initial Class               1,168  11.81      13,805   14.91%     1.45%      1.23%
3   Fidelity VIP High Income Portfolio - Initial Class              98,552  11.86   1,169,260   14.91%     1.40%      1.28%
3   Fidelity VIP Investment Grade Bond Portfolio - Initial Class   154,340  16.23   2,505,319    3.94%     1.40%      0.77%
3   Fidelity VIP Money Market Portfolio - Initial Class            165,921  12.59   2,088,573    2.78%     1.40%      1.60%
3   Fidelity VIP Overseas Portfolio - Initial Class                 13,573  16.79     227,914    0.71%     1.40%     17.40%
1   Mercury Basic Value V.I. Fund - Class I *                      344,465  17.20   5,926,198    1.20%     1.40%      1.51%
2   Mercury Basic Value V.I. Fund - Class I *                       27,874  17.13     477,597    1.00%     1.45%      1.46%
1   Mercury Core Bond V.I. Fund - Class I *                         18,369  13.57     249,321    5.12%     1.40%      0.60%
2   Mercury Core Bond V.I. Fund - Class I *                          3,302  13.52      44,633    4.95%     1.45%      0.55%
1   Mercury Domestic Money Market V.I. Fund - Class I *             26,678  11.57     308,767    2.69%     1.40%      1.27%
2   Mercury Domestic Money Market V.I. Fund - Class I *              3,620  11.53      41,725    2.00%     1.45%      1.22%
1   Mercury Global Allocation V.I. Fund - Class I *                 91,040  15.20   1,384,223    2.55%     1.40%      8.98%
2   Mercury Global Allocation V.I. Fund - Class I *                  7,075  15.14     107,135    2.27%     1.45%      8.93%

                                   VA I - 49

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                    Investment
                                                                 Unit                 Income    Expense    Total
Sub-accounts                                           Units (a) Value  Net Assets  Ratio (b)  Ratio (c) Return (d)
---------------------------------------------------    --------- ------ ----------- ---------- --------- ----------
2005 - Continued
1   Mercury Global Growth V.I. Fund - Class I *          62,562  $10.00 $   625,364    0.99%     1.40%     13.47%
2   Mercury Global Growth V.I. Fund - Class I *             727    9.96       7,245    1.16%     1.45%     13.42%
1   Mercury High Current Income V.I. Fund - Class I *    37,243   12.58     468,597    8.83%     1.40%      0.13%
2   Mercury High Current Income V.I. Fund - Class I *       605   12.53       7,585   16.58%     1.45%      0.08%
1   Mercury International Value V.I. Fund - Class I *   140,781   15.47   2,178,364    2.74%     1.40%     10.13%
2   Mercury International Value V.I. Fund - Class I *     7,508   15.42     115,795    2.61%     1.45%     10.08%
1   Mercury Large Cap Core V.I. Fund - Class I *        106,450   16.59   1,765,715    0.61%     1.40%     11.63%
2   Mercury Large Cap Core V.I. Fund - Class I *          3,534   16.52      58,376    0.66%     1.45%     11.57%
1   Mercury Large Cap Growth V.I. Fund - Class I *       83,509   10.28     858,545    0.17%     1.40%      9.11%
1   Mercury Utilities and Telecommunications V.I.
      Fund - Class I *                                   30,504   16.51     503,728    2.65%     1.40%     12.55%
2   Mercury Utilities and Telecommunications V.I.
      Fund - Class I *                                    2,363   16.45      38,861    4.19%     1.45%     12.50%
1   Mercury Value Opportunities V.I. Fund - Class I *   102,905   21.88   2,251,650    0.25%     1.40%      8.85%
2   Mercury Value Opportunities V.I. Fund - Class I *    15,009   21.79     327,083    0.24%     1.45%      8.80%
1   UBS U.S. Allocation Portfolio                       906,556   16.08  14,575,620    1.60%     1.40%      5.31%
2   UBS U.S. Allocation Portfolio                       118,516   16.02   1,898,519    1.59%     1.45%      5.26%
1   UIF Core Plus Fixed Income Portfolio - Class I        3,047   11.73      35,744    3.58%     0.75%      3.44%
1   UIF Equity Growth Portfolio - Class I                 3,066   11.44      35,091    0.47%     0.75%     14.85%
1   UIF Technology Portfolio - Class I                    1,520    8.03      12,209    0.00%     0.75%     -1.02%
1   UIF Value Portfolio - Class I                            --   13.40          --    0.00%     0.75%      3.78%
3   Van Eck Worldwide Emerging Markets Fund              46,816   15.54     727,449    0.72%     1.40%     30.17%
3   Van Eck Worldwide Hard Assets Fund                   34,998   19.48     681,860    0.27%     1.40%     49.57%
1   Vanguard 500 Index Fund                               2,435   11.47      27,921    1.87%     0.75%      3.99%
6   Vanguard Dividend Growth Fund                         2,014   12.68      25,533    1.91%     0.52%      3.70%
6   Vanguard GNMA Fund                                    1,358   10.79      14,654    5.11%     0.52%      2.80%
6   Vanguard Health Care Fund                             4,777   13.67      65,294    1.07%     0.52%     14.81%
6   Vanguard Inflation-Protected Securities Fund         12,379   11.39     140,980    9.38%     0.52%      2.06%
1   Vanguard LifeStrategy Conservative Growth Fund        2,712   12.03      32,643    2.81%     0.75%      3.68%
1   Vanguard LifeStrategy Growth Fund                     1,092   12.62      13,773    1.94%     0.75%      6.09%
6   Vanguard LifeStrategy Growth Fund                     9,068   12.98     117,725    2.30%     0.52%      6.33%
1   Vanguard LifeStrategy Income Fund                     1,546   11.73      18,135    3.42%     0.75%      2.46%
6   Vanguard LifeStrategy Income Fund                    14,069   11.18     157,357    3.50%     0.52%      2.70%
1   Vanguard LifeStrategy Moderate Growth Fund           35,678   12.41     442,657    4.88%     0.75%      4.90%
6   Vanguard LifeStrategy Moderate Growth Fund           23,059   12.39     285,701    2.41%     0.52%      5.14%
1   Vanguard Prime Money Market Fund                        454   10.34       4,689    2.96%     0.75%      2.24%
1   Vanguard PRIMECAP Fund                                  236   13.02       3,075    0.57%     0.75%      7.69%
1   Vanguard Small-Cap Growth Index Fund                  1,383   14.02      19,396    0.49%     0.75%      7.83%
1   Vanguard Small-Cap Value Index Fund                   1,459   13.01      18,989    3.54%     0.75%      5.28%
1   Vanguard Total Bond Market Index Fund                   771   11.54       8,898    4.43%     0.75%      1.63%
6   Vanguard Total International Stock Index Fund        17,451   15.89     277,301    2.04%     0.52%     14.97%
1   Vanguard U.S. Growth Fund                               473   10.47       4,948    0.20%     0.75%     10.33%
6   Vanguard VIF Balanced Portfolio                     268,437   12.74   3,418,895    1.90%     0.52%      6.28%
6   Vanguard VIF Capital Growth Portfolio                 8,428   13.54     114,085    0.45%     0.52%      7.12%
6   Vanguard VIF Diversified Value Portfolio             25,311   14.45     365,768    1.26%     0.52%      7.06%
1   Vanguard VIF Equity Income Portfolio                  1,593   11.20      17,851    2.45%     0.75%      3.36%
6   Vanguard VIF Equity Income Portfolio                 22,489   13.08     294,186    1.89%     0.52%      3.60%
6   Vanguard VIF Equity Index Portfolio                  15,968   12.53     200,108    1.18%     0.52%      4.25%
6   Vanguard VIF Growth Portfolio                         4,943   12.65      62,536    0.17%     0.52%     10.92%
1   Vanguard VIF High Yield Bond Portfolio               10,939   10.87     118,854    0.00%     0.75%      1.99%
6   Vanguard VIF High Yield Bond Portfolio                4,896   11.56      56,615    3.33%     0.52%      2.22%
1   Vanguard VIF International Portfolio                  9,871   12.92     127,493    0.00%     0.75%     15.44%

                                   VA I - 50

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Sub-accounts                                           Units (a) Value   Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ------------ ---------- --------- ----------
2005 - Continued
6   Vanguard VIF International Portfolio                  20,403 $15.43 $    314,875    0.77%     0.52%     15.71%
6   Vanguard VIF Mid-Cap Index Portfolio                  17,020  15.00      255,367    0.38%     0.52%     13.39%
1   Vanguard VIF Money Market Portfolio                       --  10.29           --    0.00%     0.75%      2.40%
6   Vanguard VIF Money Market Portfolio                    3,266  10.35       33,823   25.89%     0.52%      2.64%
1   Vanguard VIF REIT Index Portfolio                      1,616  13.43       21,696    2.80%     0.75%     11.00%
6   Vanguard VIF REIT Index Portfolio                     12,188  15.93      194,149    1.39%     0.52%     11.26%
6   Vanguard VIF Short-Term Investment-Grade Portfolio     6,221  10.40       64,706    2.70%     0.52%      1.72%
6   Vanguard VIF Small Company Growth Portfolio            5,544  12.90       71,527    0.00%     0.52%      5.71%
6   Vanguard VIF Total Bond Market Index Portfolio        33,465  10.71      358,440    4.01%     0.52%      1.87%
6   Vanguard VIF Total Stock Market Index Portfolio       85,167  12.90    1,098,862    0.93%     0.52%      5.58%
1   Vanguard Wellington Fund                               9,809  12.56      123,215    4.45%     0.75%      6.03%
1   Vanguard Windsor Fund                                    235  12.25        2,872    1.42%     0.75%      4.21%

2004
2   AIM V.I. Capital Appreciation Fund - Series I          1,051  10.70       11,241    0.00%     1.45%      5.09%
3   AIM V.I. Capital Appreciation Fund - Series I        122,811  10.74    1,318,801    0.00%     1.40%      5.14%
2   AIM V.I. International Growth Fund - Series I          1,081  12.41       13,418    0.64%     1.45%     22.22%
3   AIM V.I. International Growth Fund - Series I        109,923  12.46    1,369,365    0.64%     1.40%     22.28%
1   AllianceBernstein Americas Government Income
      Portfolio - Class A                              2,111,933  19.92   42,065,862    5.08%     1.40%      3.43%
2   AllianceBernstein Americas Government Income
      Portfolio - Class A                                 29,475  19.84      584,908    4.80%     1.45%      3.37%
1   AllianceBernstein Global Bond Portfolio - Class A    899,807  18.70   16,824,355    5.47%     1.40%      8.11%
2   AllianceBernstein Global Bond Portfolio - Class A     31,162  18.63      580,507    5.51%     1.45%      8.05%
3   AllianceBernstein Global Bond Portfolio - Class A         63  14.03          885   11.06%     1.40%      8.11%
1   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                628,197  30.96   19,449,691    6.45%     1.40%      8.59%
2   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                 19,026  30.85      586,878    6.72%     1.45%      8.53%
1   AllianceBernstein Growth and Income Portfolio -
      Class A                                          6,262,902  38.99  244,161,672    0.88%     1.40%      9.91%
2   AllianceBernstein Growth and Income Portfolio -
      Class A                                            219,804  38.84    8,537,408    0.90%     1.45%      9.86%
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                            282,480  24.18    6,830,906    0.97%     1.40%      9.91%
4   AllianceBernstein Growth and Income Portfolio -
      Class B                                          5,229,899  38.47  201,194,063    0.72%     1.40%      9.68%
5   AllianceBernstein Growth and Income Portfolio -
      Class B                                            147,272  38.33    5,644,554    0.74%     1.45%      9.62%
1   AllianceBernstein Growth Portfolio - Class A       3,853,315  25.06   96,562,814    0.00%     1.40%     13.14%
2   AllianceBernstein Growth Portfolio - Class A         144,062  24.97    3,596,773    0.00%     1.45%     13.08%
3   AllianceBernstein Growth Portfolio - Class A         163,582  17.32    2,833,937    0.00%     1.40%     13.14%
4   AllianceBernstein Growth Portfolio - Class B       2,217,887  24.72   54,819,089    0.00%     1.40%     12.94%
5   AllianceBernstein Growth Portfolio - Class B          64,240  24.63    1,581,914    0.00%     1.45%     12.88%
1   AllianceBernstein High Yield Portfolio - Class A   3,418,232  10.98   37,525,351    6.23%     1.40%      6.48%
2   AllianceBernstein High Yield Portfolio - Class A     134,790  10.94    1,474,402    6.65%     1.45%      6.43%
1   AllianceBernstein International Portfolio - Class
      A                                                3,066,419  14.65   44,929,430    0.26%     1.40%     15.98%
2   AllianceBernstein International Portfolio - Class
      A                                                  111,264  14.60    1,624,203    0.28%     1.45%     15.93%
1   AllianceBernstein International Value Portfolio -
      Class A                                          2,082,813  16.07   33,477,137    0.49%     1.40%     23.46%
2   AllianceBernstein International Value Portfolio -
      Class A                                             74,829  16.04    1,200,523    0.48%     1.45%     23.39%
1   AllianceBernstein Money Market Portfolio - Class A 1,820,045  12.72   23,149,556    0.74%     1.40%     -0.68%
2   AllianceBernstein Money Market Portfolio - Class A    59,980  12.67      760,067    0.85%     1.45%     -0.73%
4   AllianceBernstein Money Market Portfolio - Class B 1,230,662  12.55   15,440,025    0.43%     1.40%     -0.93%
5   AllianceBernstein Money Market Portfolio - Class B    29,141  12.50      364,257    0.57%     1.45%     -0.98%
1   AllianceBernstein Premier Growth Portfolio -
      Class A                                          5,888,313  26.53  156,197,494    0.00%     1.40%      7.11%
2   AllianceBernstein Premier Growth Portfolio -
      Class A                                            272,974  26.43    7,214,251    0.00%     1.45%      7.06%
3   AllianceBernstein Premier Growth Portfolio -
      Class A                                             34,289  11.97      410,278    0.00%     1.40%      7.11%
4   AllianceBernstein Premier Growth Portfolio -
      Class B                                          2,859,284  26.21   74,947,558    0.00%     1.40%      6.84%
5   AllianceBernstein Premier Growth Portfolio -
      Class B                                             96,497  26.11    2,519,997    0.00%     1.45%      6.79%

                                   VA I - 51

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Sub-accounts                                           Units (a) Value   Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ------------ ---------- --------- ----------
2004 - Continued
1   AllianceBernstein Real Estate Investment
      Portfolio - Class A                              2,141,527 $23.05 $ 49,367,234    2.08%     1.40%     33.74%
2   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                101,876  22.97    2,339,783    2.09%     1.45%     33.68%
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A *                                        3,886,852  11.96   46,487,482    0.00%     1.40%     12.96%
2   AllianceBernstein Small Cap Growth Portfolio -
      Class A *                                          201,863  11.92    2,405,361    0.00%     1.45%     12.90%
3   AllianceBernstein Small Cap Growth Portfolio -
      Class A *                                           23,121  11.62      268,757    0.00%     1.40%     12.96%
1   AllianceBernstein Small Cap Value Portfolio -
      Class A                                          3,582,738  16.79   60,151,686    0.18%     1.40%     17.64%
2   AllianceBernstein Small Cap Value Portfolio -
      Class A                                            112,220  16.76    1,880,641    0.17%     1.45%     17.59%
1   AllianceBernstein Technology Portfolio - Class A   4,429,336  15.51   68,679,065    0.00%     1.40%      3.99%
2   AllianceBernstein Technology Portfolio - Class A     224,723  15.45    3,471,517    0.00%     1.45%      3.94%
3   AllianceBernstein Technology Portfolio - Class A      68,612  15.01    1,029,525    0.00%     1.40%      3.99%
4   AllianceBernstein Technology Portfolio - Class B   1,734,688  15.33   26,589,834    0.00%     1.40%      3.63%
5   AllianceBernstein Technology Portfolio - Class B     106,350  15.27    1,624,124    0.00%     1.45%      3.57%
1   AllianceBernstein Total Return Portfolio - Class A 7,047,539  24.11  169,927,969    2.15%     1.40%      7.56%
2   AllianceBernstein Total Return Portfolio - Class A   197,367  24.02    4,741,220    2.23%     1.45%      7.50%
3   AllianceBernstein Total Return Portfolio - Class A    52,718  12.06      635,751    2.03%     1.40%      7.56%
1   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                   5,440,970  15.99   87,002,900    2.70%     1.40%      2.32%
2   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                     164,077  15.93    2,613,917    2.72%     1.45%      2.27%
4   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                     193,600  15.77    3,053,168    2.55%     1.40%      2.08%
5   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                       9,338  15.71      146,715    2.74%     1.45%      2.03%
1   AllianceBernstein U.S. Large Cap Blended Style
      Portfolio - Class B                                196,331  11.75    2,305,973    0.08%     1.40%      7.65%
2   AllianceBernstein U.S. Large Cap Blended Style
      Portfolio - Class B                                  9,219  11.74      108,201    0.02%     1.45%      7.59%
1   AllianceBernstein Utility Income Portfolio -
      Class A                                          1,964,056  20.96   41,160,680    2.04%     1.40%     22.60%
2   AllianceBernstein Utility Income Portfolio -
      Class A                                             58,184  20.88    1,214,854    1.95%     1.45%     22.54%
4   AllianceBernstein Value Portfolio - Class B        6,361,377  12.13   77,148,234    0.85%     1.40%     11.80%
5   AllianceBernstein Value Portfolio - Class B          173,133  12.11    2,095,841    0.77%     1.45%     11.74%
1   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                              1,405,001  24.34   34,199,304    0.21%     1.40%     22.54%
2   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                                 69,774  24.25    1,692,095    0.22%     1.45%     22.48%
7   Delaware VIP Balanced Series - Standard class             --  18.94           --    3.89%     1.40%      4.37%
7   Delaware VIP Balanced Series - Standard class         32,787  28.73      941,999    2.16%     1.25%      4.53%
7   Delaware VIP Capital Reserves Series - Standard
      class                                                8,628  22.37      193,003    4.53%     1.25%      2.40%
7   Delaware VIP Capital Reserves Series - Standard
      class                                                2,937  16.73       49,155    4.24%     1.40%      2.25%
7   Delaware VIP Cash Reserves Series - Standard class    28,886  16.28      470,237    0.87%     1.25%     -0.38%
7   Delaware VIP Growth Opportunities Series -
      Standard class                                       6,786  27.59      187,228    0.00%     1.40%     10.91%
7   Delaware VIP Growth Opportunities Series -
      Standard class                                      34,408  31.03    1,067,847    0.00%     1.25%     11.08%
7   Delaware VIP High Yield Series - Standard class          671  17.09       11,474    8.91%     1.40%     12.66%
7   Delaware VIP High Yield Series - Standard class       19,508  24.27      473,458    6.78%     1.25%     12.83%
7   Delaware VIP Value Series - Standard class *           5,813  31.05      180,506    1.65%     1.40%     13.33%
7   Delaware VIP Value Series - Standard class *         116,612  36.82    4,293,595    1.67%     1.25%     13.50%
2   Dreyfus Stock Index Fund, Inc. - Initial shares          814  18.88       15,362    1.30%     1.45%      9.05%
3   Dreyfus Stock Index Fund, Inc. - Initial shares      439,255  18.95    8,323,390    1.68%     1.40%      9.10%
2   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                       1,040  14.41       14,984    0.00%     1.45%     16.81%
3   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                     140,927  14.46    2,038,341    0.00%     1.40%     16.87%
2   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                                   --  15.98           --    2.87%     1.45%      3.95%
3   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                              434,692  16.04    6,974,219    2.87%     1.40%      4.00%
2   Fidelity VIP Contrafund Portfolio - Initial Class        430  16.33        7,023    0.34%     1.45%     13.81%
3   Fidelity VIP Contrafund Portfolio - Initial Class    222,855  16.39    3,651,633    0.34%     1.40%     13.87%

                                   VA I - 52

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                              Investment
                                                                           Unit                 Income    Expense    Total
Sub-accounts                                                     Units (a) Value  Net Assets  Ratio (b)  Ratio (c) Return (d)
--------------------------------------------------------------   --------- ------ ----------- ---------- --------- ----------
2004 - Continued
2   Fidelity VIP Growth Portfolio - Initial Class                       78 $16.21 $     1,259    0.29%     1.45%      1.89%
3   Fidelity VIP Growth Portfolio - Initial Class                  368,999  16.27   6,002,705    0.29%     1.40%      1.94%
2   Fidelity VIP High Income Portfolio - Initial Class               1,168  11.67      13,637    8.52%     1.45%      8.02%
3   Fidelity VIP High Income Portfolio - Initial Class             141,135  11.71   1,653,374    8.52%     1.40%      8.07%
3   Fidelity VIP Investment Grade Bond Portfolio - Initial Class   209,298  16.11   3,371,298    4.45%     1.40%      3.00%
3   Fidelity VIP Money Market Portfolio - Initial Class            250,164  12.39   3,099,313    1.05%     1.40%     -0.20%
3   Fidelity VIP Overseas Portfolio - Initial Class                 20,004  14.30     286,116    1.14%     1.40%     12.06%
1   Merrill Lynch Basic Value V.I. Fund - Class I                  443,366  16.95   7,514,169    1.08%     1.40%      9.53%
2   Merrill Lynch Basic Value V.I. Fund - Class I                   48,297  16.89     815,621    1.09%     1.45%      9.47%
1   Merrill Lynch Core Bond V.I. Fund - Class I                     34,210  13.49     461,570    3.57%     1.40%      3.06%
2   Merrill Lynch Core Bond V.I. Fund - Class I                      3,305  13.44      44,435    3.57%     1.45%      3.01%
1   Merrill Lynch Domestic Money Market V.I. Fund - Class I         51,563  11.43     589,305    0.71%     1.40%     -0.48%
2   Merrill Lynch Domestic Money Market V.I. Fund - Class I            201  11.39       2,292    0.92%     1.45%     -0.53%
1   Merrill Lynch Global Allocation V.I. Fund - Class I             85,853  13.95   1,197,753    3.66%     1.40%     12.79%
2   Merrill Lynch Global Allocation V.I. Fund - Class I              9,693  13.90     134,749    2.05%     1.45%     12.73%
1   Merrill Lynch Global Growth V.I. Fund - Class I                 90,917   8.81     800,893    1.47%     1.40%     13.62%
2   Merrill Lynch Global Growth V.I. Fund - Class I                    787   8.78       6,916    1.53%     1.45%     13.56%
1   Merrill Lynch High Current Income V.I. Fund - Class I           69,402  12.57     872,051    7.60%     1.40%     10.27%
2   Merrill Lynch High Current Income V.I. Fund - Class I            1,766  12.52      22,111    8.81%     1.45%     10.21%
1   Merrill Lynch International Value V.I. Fund - Class I          145,441  14.05   2,043,390    2.38%     1.40%     20.83%
2   Merrill Lynch International Value V.I. Fund - Class I            8,769  14.01     122,846    2.38%     1.45%     20.77%
1   Merrill Lynch Large Cap Core V.I. Fund - Class I               120,062  14.86   1,784,069    0.84%     1.40%     15.17%
2   Merrill Lynch Large Cap Core V.I. Fund - Class I                 3,420  14.81      50,639    0.94%     1.45%     15.11%
1   Merrill Lynch Large Cap Growth V.I. Fund - Class I              99,634   9.42     938,811    0.24%     1.40%      6.30%
1   Merrill Lynch Utilities and Telecommunications V.I. Fund -
      Class I                                                       30,233  14.67     443,567    2.41%     1.40%     23.97%
2   Merrill Lynch Utilities and Telecommunications V.I. Fund -
      Class I                                                           36  14.62         520    2.57%     1.45%     23.91%
1   Merrill Lynch Value Opportunities V.I. Fund - Class I *        127,681  20.10   2,566,605    0.00%     1.40%     13.38%
2   Merrill Lynch Value Opportunities V.I. Fund - Class I *         18,950  20.03     379,573    0.00%     1.45%     13.32%
1   UBS U.S. Allocation Portfolio *                              1,101,176  15.27  16,811,976    0.94%     1.40%      9.14%
2   UBS U.S. Allocation Portfolio *                                136,940  15.22   2,084,072    0.93%     1.45%      9.08%
1   UIF Core Plus Fixed Income Portfolio - Class I                   3,278  11.34      37,169    3.75%     0.75%      3.59%
1   UIF Equity Growth Portfolio - Class I                            3,298   9.96      32,865    0.16%     0.75%      6.97%
1   UIF Technology Portfolio - Class I                               1,635   8.12      13,268    0.00%     0.75%     -2.38%
1   UIF Value Portfolio - Class I                                       --  12.91          --    2.09%     0.75%     16.95%
3   Van Eck Worldwide Emerging Markets Fund                         42,737  11.94     510,162    0.62%     1.40%     24.14%
3   Van Eck Worldwide Hard Assets Fund                              27,975  13.03     364,401    0.19%     1.40%     22.26%
1   Vanguard 500 Index Fund                                            753  11.03       8,300    1.79%     0.75%      9.91%
6   Vanguard GNMA Fund                                               3,152  10.50      33,095    2.57%     0.52%      3.59%
6   Vanguard Health Care Fund                                        5,698  11.90      67,830    1.71%     0.52%      8.94%
6   Vanguard Inflation-Protected Securities Fund                     2,150  11.16      23,992    6.93%     0.52%      7.71%
1   Vanguard LifeStrategy Conservative Growth Fund                   2,961  11.61      34,374    2.82%     0.75%      7.22%
1   Vanguard LifeStrategy Growth Fund                                1,192  11.89      14,173    1.97%     0.75%     11.73%
6   Vanguard LifeStrategy Growth Fund                                6,749  12.21      82,401    2.38%     0.52%     11.99%
1   Vanguard LifeStrategy Income Fund                                1,771  11.44      20,264    3.21%     0.75%      5.22%
6   Vanguard LifeStrategy Income Fund                               11,770  10.89     128,188    5.74%     0.52%      5.46%
6   Vanguard LifeStrategy Moderate Growth Fund                      24,811  11.78     292,373    2.90%     0.52%      9.99%
1   Vanguard Prime Money Market Fund                                   493  10.11       4,985    1.10%     0.75%      0.35%
1   Vanguard PRIMECAP Fund                                             257  12.09       3,104    0.74%     0.75%     17.43%
1   Vanguard Total Bond Market Index Fund                              840  11.36       9,535    2.93%     0.75%      3.47%
6   Vanguard Total International Stock Index Fund                   19,656  13.82     271,666    3.97%     0.52%     20.21%

                                   VA I - 53

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Sub-accounts                                           Units (a) Value   Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ------------ ---------- --------- ----------
2004 - Continued
1   Vanguard U.S. Growth Fund                                514 $ 9.49 $      4,875    0.28%     0.75%      6.23%
6   Vanguard VIF Balanced Portfolio                      154,249  11.98    1,848,551    1.42%     0.52%     10.71%
6   Vanguard VIF Capital Growth Portfolio                  5,319  12.64       67,211    0.00%     0.52%     17.02%
6   Vanguard VIF Diversified Value Portfolio              13,666  13.50      184,457    0.37%     0.52%     19.84%
1   Vanguard VIF Equity Income Portfolio                   1,646  10.84       17,836    0.00%     0.75%     12.65%
6   Vanguard VIF Equity Income Portfolio                  14,769  12.63      186,491    0.12%     0.52%     12.73%
6   Vanguard VIF Equity Index Portfolio                    8,591  12.02      103,269    0.88%     0.52%     10.23%
6   Vanguard VIF Growth Portfolio                          1,294  11.41       14,759    0.15%     0.52%      6.70%
6   Vanguard VIF High Yield Bond Portfolio                 1,510  11.31       17,083    2.10%     0.52%      7.96%
6   Vanguard VIF International Portfolio                   5,881  13.34       78,446    1.26%     0.52%     18.80%
6   Vanguard VIF Mid-Cap Index Portfolio                   4,431  13.23       58,639    0.87%     0.52%     19.69%
6   Vanguard VIF Money Market Portfolio                      439  10.09        4,433    4.61%     0.52%      0.78%
1   Vanguard VIF REIT Index Portfolio                      1,731  12.10       20,946    0.00%     0.75%     20.74%
6   Vanguard VIF REIT Index Portfolio                      3,950  14.32       56,551    2.54%     0.52%     29.84%
6   Vanguard VIF Short-Term Investment-Grade
      Portfolio *                                          4,814  10.22       49,219    3.89%     0.52%      1.54%
6   Vanguard VIF Small Company Growth Portfolio            3,888  12.20       47,445    0.06%     0.52%     14.70%
6   Vanguard VIF Total Bond Market Index Portfolio        19,451  10.51      204,510    8.25%     0.52%      3.66%
6   Vanguard VIF Total Stock Market Index Portfolio       55,746  12.22      681,258    0.02%     0.52%     11.96%
1   Vanguard Wellington Fund                                 249  11.85        2,951    2.88%     0.75%     10.34%
1   Vanguard Windsor Fund                                    255  11.75        2,996    1.47%     0.75%     12.53%

2003
2   AIM V.I. Capital Appreciation Fund - Series I          1,865  10.18       18,987    0.00%     1.45%     27.59%
3   AIM V.I. Capital Appreciation Fund - Series I        156,769  10.21    1,601,103    0.00%     1.40%     27.66%
2   AIM V.I. International Growth Fund - Series I          1,248  10.16       12,672    0.45%     1.45%     27.27%
3   AIM V.I. International Growth Fund - Series I        103,232  10.19    1,051,681    0.45%     1.40%     27.34%
1   AllianceBernstein Americas Government Income
      Portfolio - Class A                              2,760,409  19.26   53,161,067    4.83%     1.40%      5.87%
2   AllianceBernstein Americas Government Income
      Portfolio - Class A                                 47,706  19.20      915,798    4.62%     1.45%      5.82%
1   AllianceBernstein Global Bond Portfolio - Class A  1,027,281  17.30   17,767,141    6.29%     1.40%     11.65%
2   AllianceBernstein Global Bond Portfolio - Class A     41,873  17.24      721,878    5.93%     1.45%     11.66%
3   AllianceBernstein Global Bond Portfolio - Class A      2,110  12.98       27,382   11.20%     1.40%     11.69%
1   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                763,719  28.51   21,775,961    5.72%     1.40%     31.58%
2   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                 30,193  28.42      858,145    5.64%     1.45%     31.46%
1   AllianceBernstein Growth and Income Portfolio -
      Class A                                          7,494,776  35.47  265,834,782    1.03%     1.40%     30.64%
2   AllianceBernstein Growth and Income Portfolio -
      Class A                                            250,936  35.36    8,871,978    1.02%     1.45%     30.61%
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                            456,946  22.00   10,053,264    1.29%     1.40%     30.65%
4   AllianceBernstein Growth and Income Portfolio -
      Class B                                          5,529,170  35.08  193,941,609    0.83%     1.40%     30.35%
5   AllianceBernstein Growth and Income Portfolio -
      Class B                                            179,523  34.96    6,276,776    0.81%     1.45%     30.27%
1   AllianceBernstein Growth Portfolio - Class A       4,596,623  22.15  101,813,109    0.00%     1.40%     33.19%
2   AllianceBernstein Growth Portfolio - Class A         146,012  22.08    3,223,723    0.00%     1.45%     33.08%
3   AllianceBernstein Growth Portfolio - Class A         262,464  15.31    4,018,958    0.00%     1.40%     33.15%
4   AllianceBernstein Growth Portfolio - Class B       2,435,912  21.89   53,310,512    0.00%     1.40%     32.80%
5   AllianceBernstein Growth Portfolio - Class B          72,978  21.82    1,592,020    0.00%     1.45%     32.78%
1   AllianceBernstein High Yield Portfolio - Class A   4,045,676  10.31   41,711,274    5.98%     1.40%     20.73%
2   AllianceBernstein High Yield Portfolio - Class A     165,236  10.28    1,698,315    5.65%     1.45%     20.64%
1   AllianceBernstein International Portfolio - Class
      A                                                3,249,996  12.63   41,056,823    0.13%     1.40%     29.70%
2   AllianceBernstein International Portfolio - Class
      A                                                  112,558  12.59    1,417,363    0.13%     1.45%     29.68%
1   AllianceBernstein International Value Portfolio -
      Class A                                          1,630,940  13.02   21,233,604    0.34%     1.40%     42.29%
2   AllianceBernstein International Value Portfolio -
      Class A                                             68,529  13.00      891,010    0.34%     1.45%     42.25%
1   AllianceBernstein Money Market Portfolio - Class A 2,740,288  12.81   35,092,595    0.56%     1.40%     -0.88%

                                   VA I - 54

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Sub-accounts                                           Units (a) Value   Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ------------ ---------- --------- ----------
2003 - Continued
2   AllianceBernstein Money Market Portfolio - Class A    76,963 $12.77 $    982,435    0.58%     1.45%     -0.89%
4   AllianceBernstein Money Market Portfolio - Class B 2,676,391  12.66   33,893,717    0.31%     1.40%     -1.14%
5   AllianceBernstein Money Market Portfolio - Class B    11,111  12.62      140,257    0.38%     1.45%     -1.15%
1   AllianceBernstein Premier Growth Portfolio -
      Class A                                          7,476,698  24.77  185,168,151    0.00%     1.40%     21.94%
2   AllianceBernstein Premier Growth Portfolio -
      Class A                                            322,146  24.69    7,952,684    0.00%     1.45%     21.91%
3   AllianceBernstein Premier Growth Portfolio -
      Class A                                             45,912  11.17      512,889    0.00%     1.40%     21.96%
4   AllianceBernstein Premier Growth Portfolio -
      Class B                                          3,351,175  24.53   82,218,177    0.00%     1.40%     21.64%
5   AllianceBernstein Premier Growth Portfolio -
      Class B                                            115,298  24.46    2,819,674    0.00%     1.45%     21.61%
1   AllianceBernstein Real Estate Investment
      Portfolio - Class A                              2,186,223  17.24   37,682,357    2.50%     1.40%     37.34%
2   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                134,029  17.18    2,302,754    2.44%     1.45%     37.34%
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                          4,473,127  10.59   47,361,193    0.00%     1.40%     46.85%
2   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                            225,643  10.55    2,381,429    0.00%     1.45%     46.79%
3   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                             33,671  10.29      346,487    0.00%     1.40%     46.79%
1   AllianceBernstein Small Cap Value Portfolio -
      Class A                                          3,759,335  14.27   53,650,298    0.53%     1.40%     39.37%
2   AllianceBernstein Small Cap Value Portfolio -
      Class A                                            115,011  14.25    1,639,166    0.54%     1.45%     39.18%
1   AllianceBernstein Technology Portfolio - Class A   5,436,959  14.91   81,068,515    0.00%     1.40%     42.14%
2   AllianceBernstein Technology Portfolio - Class A     261,058  14.86    3,880,050    0.00%     1.45%     41.96%
3   AllianceBernstein Technology Portfolio - Class A      97,035  14.43    1,400,165    0.00%     1.40%     42.02%
4   AllianceBernstein Technology Portfolio - Class B   2,155,845  14.79   31,889,169    0.00%     1.40%     41.82%
5   AllianceBernstein Technology Portfolio - Class B     116,855  14.74    1,722,967    0.00%     1.45%     41.77%
1   AllianceBernstein Total Return Portfolio - Class A 7,627,169  22.42  170,980,771    2.56%     1.40%     17.43%
2   AllianceBernstein Total Return Portfolio - Class A   222,481  22.35    4,971,440    2.58%     1.45%     17.36%
3   AllianceBernstein Total Return Portfolio - Class A    71,988  11.21      807,131    2.65%     1.40%     17.40%
1   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                   7,066,944  15.63  110,437,430    3.25%     1.40%      2.41%
2   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                     221,174  15.58    3,445,273    3.00%     1.45%      2.41%
4   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                     228,781  15.45    3,534,444    3.07%     1.40%      2.18%
5   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                      17,729  15.40      273,019    3.35%     1.45%      2.12%
1   AllianceBernstein U.S. Large Cap Blended Style
      Portfolio - Class B                                106,799  10.91    1,165,304    0.00%     1.40%      9.11%
2   AllianceBernstein U.S. Large Cap Blended Style
      Portfolio - Class B                                  2,571  10.91       28,051    0.00%     1.45%      9.08%
1   AllianceBernstein Utility Income Portfolio -
      Class A                                          2,151,498  17.09   36,777,006    3.05%     1.40%     18.21%
2   AllianceBernstein Utility Income Portfolio -
      Class A                                             67,909  17.04    1,157,094    3.10%     1.45%     18.16%
4   AllianceBernstein Value Portfolio - Class B        6,157,155  10.85   66,790,897    0.72%     1.40%     26.73%
5   AllianceBernstein Value Portfolio - Class B          181,726  10.83    1,968,674    0.72%     1.45%     26.56%
1   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                              1,425,468  19.86   28,314,242    1.02%     1.40%     41.48%
2   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                                 75,660  19.80    1,498,021    0.97%     1.45%     41.42%
7   Delaware VIP Balanced Series - Standard class          9,072  18.15      164,662    3.34%     1.40%     17.55%
7   Delaware VIP Balanced Series - Standard class         37,216  27.49    1,022,931    3.16%     1.25%     17.71%
7   Delaware VIP Capital Reserves Series - Standard
      class                                                8,633  21.84      188,580    4.14%     1.25%      3.33%
7   Delaware VIP Capital Reserves Series - Standard
      class                                                3,533  16.37       57,831    3.72%     1.40%      3.19%
7   Delaware VIP Cash Reserves Series - Standard class    30,049  16.34      491,028    0.52%     1.25%     -0.66%
7   Delaware VIP Growth Opportunities Series -
      Standard class                                       5,175  24.87      128,720    0.00%     1.40%     39.12%
7   Delaware VIP Growth Opportunities Series -
      Standard class                                      35,683  27.94      996,985    0.00%     1.25%     39.28%
7   Delaware VIP High Yield Series - Standard class        3,970  15.17       60,232    8.09%     1.40%     26.98%
7   Delaware VIP High Yield Series - Standard class       28,042  21.51      603,222    7.42%     1.25%     27.14%
7   Delaware VIP Value Series - Standard class             6,816  27.40      186,762    1.50%     1.40%     26.50%
7   Delaware VIP Value Series - Standard class           141,218  32.44    4,580,983    2.01%     1.25%     26.71%

                                   VA I - 55

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                    Investment
                                                                 Unit                 Income    Expense    Total
Sub-accounts                                           Units (a) Value  Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ----------- ---------- --------- ----------
2003 - Continued
2   Dreyfus Stock Index Fund, Inc. - Initial shares        2,090 $17.31 $    36,185    1.47%     1.45%     26.55%
3   Dreyfus Stock Index Fund, Inc. - Initial shares      561,568  17.37   9,753,283    1.44%     1.40%     26.59%
2   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                       1,040  12.34      12,835    0.11%     1.45%     40.82%
3   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                     155,609  12.38   1,925,779    0.10%     1.40%     40.95%
2   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                                1,570  15.38      24,145    3.66%     1.45%     16.32%
3   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                              556,586  15.43   8,586,200    3.66%     1.40%     16.34%
2   Fidelity VIP Contrafund Portfolio - Initial Class        433  14.35       6,217    0.45%     1.45%     26.61%
3   Fidelity VIP Contrafund Portfolio - Initial Class    243,907  14.39   3,509,725    0.45%     1.40%     26.67%
2   Fidelity VIP Growth Portfolio - Initial Class             78  15.91       1,242    0.28%     1.45%     30.92%
3   Fidelity VIP Growth Portfolio - Initial Class        475,603  15.96   7,589,575    0.28%     1.40%     31.02%
2   Fidelity VIP High Income Portfolio - Initial Class     1,169  10.81      12,633    7.55%     1.45%     25.50%
3   Fidelity VIP High Income Portfolio - Initial Class   169,855  10.84   1,841,237    7.55%     1.40%     25.46%
3   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                      271,530  15.64   4,246,199    3.87%     1.40%      3.77%
2   Fidelity VIP Money Market Portfolio - Initial
      Class                                                   --  12.37          --    0.96%     1.45%     -0.45%
3   Fidelity VIP Money Market Portfolio - Initial
      Class                                              407,606  12.41   5,059,895    0.96%     1.40%     -0.37%
3   Fidelity VIP Overseas Portfolio - Initial Class       31,728  12.76     404,990    0.97%     1.40%     41.35%
1   Mercury HW International VIP Portfolio                    --  10.53          --    0.19%     1.40%     27.01%
2   Mercury HW International VIP Portfolio                    --  10.50          --    0.22%     1.45%     27.03%
1   Merrill Lynch American Balanced V.I. Fund - Class
      I                                                       --   9.26          --    0.00%     1.40%     12.34%
1   Merrill Lynch Basic Value V.I. Fund - Class I        478,230  15.47   7,400,091    1.12%     1.40%     31.36%
2   Merrill Lynch Basic Value V.I. Fund - Class I         50,913  15.43     785,406    1.12%     1.45%     31.29%
1   Merrill Lynch Core Bond V.I. Fund - Class I           37,323  13.09     488,622    3.70%     1.40%      3.33%
2   Merrill Lynch Core Bond V.I. Fund - Class I            3,308  13.05      43,180    3.86%     1.45%      3.26%
1   Merrill Lynch Developing Capital Markets V.I.
      Fund - Class I                                          --   9.63          --    4.64%     1.40%     39.03%
2   Merrill Lynch Developing Capital Markets V.I.
      Fund - Class I                                          --   9.61          --    4.45%     1.45%     38.81%
1   Merrill Lynch Domestic Money Market V.I. Fund -
      Class I                                             71,985  11.48     826,687    0.73%     1.40%     -0.66%
2   Merrill Lynch Domestic Money Market V.I. Fund -
      Class I                                                202  11.45       2,311    0.73%     1.45%     -0.70%
1   Merrill Lynch Global Allocation V.I. Fund - Class
      I                                                   56,689  12.37     701,203    3.32%     1.40%     32.86%
2   Merrill Lynch Global Allocation V.I. Fund - Class
      I                                                   20,049  12.33     247,231    3.93%     1.45%     32.74%
1   Merrill Lynch Global Growth V.I. Fund - Class I      104,442   7.75     809,736    1.05%     1.40%     31.63%
2   Merrill Lynch Global Growth V.I. Fund - Class I          853   7.73       6,601    1.82%     1.45%     31.64%
1   Merrill Lynch High Current Income V.I. Fund -
      Class I                                             70,479  11.40     803,134    9.31%     1.40%     26.33%
2   Merrill Lynch High Current Income V.I. Fund -
      Class I                                                710  11.36       8,069   10.77%     1.45%     26.27%
1   Merrill Lynch International Value V.I. Fund -
      Class I                                            154,644  11.63   1,798,097    5.56%     1.40%     10.43%
2   Merrill Lynch International Value V.I. Fund -
      Class I                                              9,274  11.60     107,577    5.57%     1.45%     10.43%
1   Merrill Lynch Large Cap Core V.I. Fund - Class I     127,041  12.90   1,639,153    0.40%     1.40%     29.67%
2   Merrill Lynch Large Cap Core V.I. Fund - Class I       2,839  12.86      36,521    0.38%     1.45%     29.67%
1   Merrill Lynch Large Cap Growth V.I. Fund - Class I        --   8.53          --    0.00%     1.40%     27.12%
1   Merrill Lynch Large Cap Growth V.I. Fund - Class I    93,216   8.86     826,256    0.00%     1.40%      3.88%
1   Merrill Lynch Utilities and Telecommunications
      V.I. Fund - Class I                                 35,886  11.83     424,708    2.87%     1.40%     18.47%
2   Merrill Lynch Utilities and Telecommunications
      V.I. Fund - Class I                                     36  11.80         426    3.05%     1.45%     18.46%
1   Merrill Lynch Value Opportunities V.I. Fund -
      Class I                                            126,884  17.73   2,249,553    0.07%     1.40%     40.93%
2   Merrill Lynch Value Opportunities V.I. Fund -
      Class I                                             20,573  17.67     363,615    0.07%     1.45%     40.83%
1   UBS U.S. Allocation Portfolio                      1,332,747  13.99  18,643,595    1.16%     1.40%     25.80%
2   UBS U.S. Allocation Portfolio                        150,601  13.95   2,101,108    1.32%     1.45%     25.80%
1   UIF Core Plus Fixed Income Portfolio - Class I         3,504  10.95      38,362    0.06%     0.75%      3.87%
1   UIF Equity Growth Portfolio - Class I                  3,526   9.32      32,847    0.00%     0.75%     24.05%
1   UIF Technology Portfolio - Class I                     1,748   8.31      14,529    0.00%     0.75%     46.62%
1   UIF Value Portfolio - Class I                            211  11.04       2,334    0.00%     0.75%     33.00%
3   Van Eck Worldwide Emerging Markets Fund               61,448   9.62     590,871    0.12%     1.40%     52.15%

                                   VA I - 56

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Sub-accounts                                           Units (a) Value   Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ------------ ---------- --------- ----------
2003 - Continued
3   Van Eck Worldwide Hard Assets Fund                     9,422 $10.65 $    100,391    0.64%     1.40%      43.01%
1   Vanguard 500 Index Fund                                  809  10.03        8,115    1.60%     0.75%      27.47%
6   Vanguard GNMA Fund                                       170  10.13        1,720    0.76%     0.52%       1.35%
1   Vanguard LifeStrategy Conservative Growth Fund         3,189  10.83       34,527    2.57%     0.75%      15.67%
1   Vanguard LifeStrategy Growth Fund                      1,283  10.64       13,661    1.71%     0.75%      27.48%
6   Vanguard LifeStrategy Growth Fund                      3,788  10.90       41,300    1.97%     0.52%       9.02%
1   Vanguard LifeStrategy Income Fund                      1,907  10.88       20,741    3.38%     0.75%       9.98%
6   Vanguard LifeStrategy Moderate Growth Fund            18,999  10.71      203,546    2.39%     0.52%       7.13%
1   Vanguard Prime Money Market Fund                         530  10.08        5,337    0.98%     0.75%       0.16%
1   Vanguard PRIMECAP Fund                                   276  10.30        2,842    0.44%     0.75%      36.78%
1   Vanguard Total Bond Market Index Fund                    481  10.98        5,275    8.79%     0.75%       3.20%
1   Vanguard U.S. Growth Fund                                552   8.93        4,932    0.33%     0.75%      25.08%
6   Vanguard VIF Balanced Portfolio                       35,384  10.82      383,027    0.00%     0.52%       8.25%
6   Vanguard VIF Diversified Value Portfolio               1,544  11.26       17,388    0.00%     0.52%      12.64%
6   Vanguard VIF International Portfolio                   5,328  11.23       59,819    0.00%     0.52%      12.27%
6   Vanguard VIF Mid-Cap Index Portfolio                   2,196  11.06       24,277    0.00%     0.52%      10.56%
6   Vanguard VIF Money Market Portfolio                    8,192  10.01       82,004    0.73%     0.52%       0.10%
6   Vanguard VIF REIT Index Portfolio                      2,429  11.03       26,788    0.00%     0.52%      10.28%
6   Vanguard VIF Short-Term Investment-Grade Portfolio     1,532  10.07       15,426    0.00%     0.52%       0.70%
6   Vanguard VIF Small Company Growth Portfolio            1,554  10.64       16,537    0.00%     0.52%       6.40%
6   Vanguard VIF Total Stock Market Index Portfolio        1,555  10.91       16,976    0.00%     0.52%       9.15%
1   Vanguard Wellington Fund                                 268  10.74        2,874    3.09%     0.75%      19.83%
1   Vanguard Windsor Fund                                    274  10.44        2,861    1.22%     0.75%      35.97%

2002
2   AIM V.I. Capital Appreciation Fund - Series I          1,915   7.98       15,273    0.00%     1.45%     -25.45%
3   AIM V.I. Capital Appreciation Fund - Series I        174,350   8.00    1,394,185    0.00%     1.40%     -25.41%
2   AIM V.I. International Growth Fund - Series I          1,249   7.98        9,975    0.60%     1.45%     -16.89%
3   AIM V.I. International Growth Fund - Series I        146,435   8.00    1,172,168    0.39%     1.40%     -16.85%
1   AllianceBernstein Americas Government Income
      Portfolio - Class A                              3,551,827  18.19   64,615,635    5.07%     1.40%       9.45%
2   AllianceBernstein Americas Government Income
      Portfolio - Class A                                 77,435  18.14    1,404,897    5.29%     1.45%       9.40%
1   AllianceBernstein Global Bond Portfolio - Class A  1,063,112  15.49   16,462,865    0.85%     1.40%      15.29%
2   AllianceBernstein Global Bond Portfolio - Class A     35,192  15.44      543,499    0.90%     1.45%      15.23%
3   AllianceBernstein Global Bond Portfolio - Class A     17,463  11.62      202,924    0.88%     1.40%      15.29%
1   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                897,444  21.67   19,451,085    6.54%     1.40%      14.53%
2   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                 27,899  21.62      603,039    9.23%     1.45%      14.47%
1   AllianceBernstein Growth and Income Portfolio -
      Class A                                          8,618,957  27.15  233,967,594    0.64%     1.40%     -23.14%
2   AllianceBernstein Growth and Income Portfolio -
      Class A                                            267,105  27.07    7,231,116    0.64%     1.45%     -23.18%
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                            324,303  16.84    5,460,606    0.60%     1.40%     -23.14%
4   AllianceBernstein Growth and Income Portfolio -
      Class B                                          5,721,618  26.91  153,966,195    0.58%     1.40%     -23.35%
5   AllianceBernstein Growth and Income Portfolio -
      Class B                                            180,402  26.84    4,841,378    0.61%     1.45%     -23.39%
1   AllianceBernstein Growth Portfolio - Class A       5,372,655  16.63   89,354,118    0.00%     1.40%     -29.08%
2   AllianceBernstein Growth Portfolio - Class A         160,437  16.59    2,661,047    0.00%     1.45%     -29.11%
3   AllianceBernstein Growth Portfolio - Class A         200,058  11.50    2,300,171    0.00%     1.40%     -29.08%
4   AllianceBernstein Growth Portfolio - Class B       2,490,925  16.48   41,040,545    0.00%     1.40%     -29.26%
5   AllianceBernstein Growth Portfolio - Class B          69,835  16.43    1,147,483    0.00%     1.45%     -29.30%
1   AllianceBernstein High Yield Portfolio - Class A   3,616,820   8.54   30,883,503    6.46%     1.40%      -4.38%
2   AllianceBernstein High Yield Portfolio - Class A     153,149   8.52    1,304,314    6.00%     1.45%      -4.43%
1   AllianceBernstein International Portfolio - Class
      A                                                3,715,310   9.74   36,169,007    0.05%     1.40%     -16.45%
2   AllianceBernstein International Portfolio - Class
      A                                                  109,418   9.71    1,062,310    0.05%     1.45%     -16.50%

                                   VA I - 57

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Sub-accounts                                           Units (a) Value   Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ------------ ---------- --------- ----------
2002 - Continued
1   AllianceBernstein International Value Portfolio -
      Class A                                          1,404,665 $ 9.15 $ 12,846,278    0.14%     1.40%      -6.47%
2   AllianceBernstein International Value Portfolio -
      Class A                                             72,074   9.14      658,598    0.11%     1.45%      -6.51%
1   AllianceBernstein Money Market Portfolio - Class A 5,029,056  12.92   64,965,075    1.07%     1.40%      -0.30%
2   AllianceBernstein Money Market Portfolio - Class A   143,799  12.88    1,852,554    1.24%     1.45%      -0.35%
4   AllianceBernstein Money Market Portfolio - Class B 3,501,890  12.81   44,846,578    0.87%     1.40%      -0.55%
5   AllianceBernstein Money Market Portfolio - Class B    68,450  12.77      874,227    0.95%     1.45%      -0.60%
1   AllianceBernstein Premier Growth Portfolio -
      Class A                                          8,952,876  20.31  181,817,723    0.00%     1.40%     -31.61%
2   AllianceBernstein Premier Growth Portfolio -
      Class A                                            356,910  20.25    7,228,588    0.00%     1.45%     -31.64%
3   AllianceBernstein Premier Growth Portfolio -
      Class A                                            253,204   9.16    2,319,470    0.00%     1.40%     -31.61%
4   AllianceBernstein Premier Growth Portfolio -
      Class B                                          3,626,004  20.17   73,126,803    0.00%     1.40%     -31.80%
5   AllianceBernstein Premier Growth Portfolio -
      Class B                                            123,402  20.11    2,481,937    0.00%     1.45%     -31.84%
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                          4,678,873   7.21   33,738,091    0.00%     1.40%     -32.72%
2   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                            220,740   7.19    1,587,382    0.00%     1.45%     -32.75%
3   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                             50,718   7.01      355,433    0.00%     1.40%     -32.72%
1   AllianceBernstein Real Estate Investment
      Portfolio - Class A                              2,296,783  12.55   28,819,965    2.79%     1.40%       1.17%
2   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                142,864  12.51    1,787,800    2.90%     1.45%       1.12%
1   AllianceBernstein Small Cap Value Portfolio -
      Class A                                          3,537,441  10.24   36,240,688    0.26%     1.40%      -7.50%
2   AllianceBernstein Small Cap Value Portfolio -
      Class A                                            113,662  10.24    1,163,486    0.22%     1.45%      -7.55%
1   AllianceBernstein Technology Portfolio - Class A   6,507,121  10.49   68,288,796    0.00%     1.40%     -42.52%
2   AllianceBernstein Technology Portfolio - Class A     298,166  10.47    3,120,606    0.00%     1.45%     -42.55%
3   AllianceBernstein Technology Portfolio - Class A     122,373  10.16    1,242,796    0.00%     1.40%     -42.52%
4   AllianceBernstein Technology Portfolio - Class B   2,215,703  10.43   23,114,430    0.00%     1.40%     -42.62%
5   AllianceBernstein Technology Portfolio - Class B     114,475  10.40    1,190,973    0.00%     1.45%     -42.65%
1   AllianceBernstein Total Return Portfolio - Class A 7,748,990  19.09  147,964,881    2.01%     1.40%     -11.83%
2   AllianceBernstein Total Return Portfolio - Class A   186,681  19.04    3,554,969    2.20%     1.45%     -11.87%
3   AllianceBernstein Total Return Portfolio - Class A    91,811   9.55      876,815    1.99%     1.40%     -11.83%
1   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                   9,206,476  15.26  140,445,210    2.77%     1.40%       6.29%
2   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                     242,090  15.21    3,683,090    2.94%     1.45%       6.23%
4   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                     255,166  15.12    3,858,444    2.53%     1.40%       6.05%
5   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                      16,606  15.08      250,426    2.54%     1.45%       5.99%
1   AllianceBernstein Utility Income Portfolio -
      Class A                                          2,458,985  14.46   35,555,868    1.83%     1.40%     -23.20%
2   AllianceBernstein Utility Income Portfolio -
      Class A                                             71,898  14.42    1,036,802    1.66%     1.45%     -23.24%
4   AllianceBernstein Value Portfolio - Class B        5,613,964   8.56   48,074,324    0.22%     1.40%     -14.16%
5   AllianceBernstein Value Portfolio - Class B          159,835   8.56    1,367,582    0.21%     1.45%     -14.20%
1   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                              1,594,756  14.04   22,390,940    1.84%     1.40%      -5.52%
2   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                                 76,002  14.00    1,064,208    1.82%     1.45%      -5.57%
7   Delaware VIP Balanced Series - Standard class         11,341  15.44      175,105    3.04%     1.40%     -17.44%
7   Delaware VIP Balanced Series - Standard class         48,585  23.35    1,134,329    3.04%     1.25%     -17.31%
7   Delaware VIP Capital Reserves Series - Standard
      class                                                9,491  21.14      200,652    5.42%     1.25%       5.77%
7   Delaware VIP Capital Reserves Series - Standard
      class                                                8,324  15.86      132,052    4.59%     1.40%       5.62%
7   Delaware VIP Cash Reserves Series - Standard class    77,894  16.45    1,281,098    1.18%     1.25%       0.00%
7   Delaware VIP Cash Reserves Series - Standard class        --  13.37           --   19.97%     1.40%      -0.15%
7   Delaware VIP Growth Opportunities Series -
      Standard class                                       6,307  17.88      112,793   11.73%     1.40%     -25.98%
7   Delaware VIP Growth Opportunities Series -
      Standard class                                      36,772  20.06      737,540   12.90%     1.25%     -25.87%
7   Delaware VIP High Yield Series - Standard class        4,875  11.95       58,270   10.13%     1.40%       0.42%
7   Delaware VIP High Yield Series - Standard class       30,022  16.92      507,933   10.55%     1.25%       0.57%

                                   VA I - 58

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                    Investment
                                                                 Unit                 Income    Expense    Total
Sub-accounts                                           Units (a) Value  Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ----------- ---------- --------- ----------
2002 - Continued
7   Delaware VIP Value Series - Standard class             6,994 $21.66 $   151,477    1.59%     1.40%     -19.81%
7   Delaware VIP Value Series - Standard class           169,903  25.60   4,349,989    1.66%     1.25%     -19.69%
2   Dreyfus Stock Index Fund, Inc. - Initial shares        2,091  13.68      28,610    1.49%     1.45%     -23.48%
3   Dreyfus Stock Index Fund, Inc. - Initial shares      655,094  13.72   8,988,442    1.29%     1.40%     -23.44%
2   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                       1,041   8.76       9,118    0.24%     1.45%     -20.87%
3   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                     165,148   8.78   1,450,018    0.23%     1.40%     -20.83%
2   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                                1,570  13.22      20,765    6.24%     1.45%     -10.04%
3   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                              634,620  13.26   8,415,280    4.33%     1.40%     -10.00%
2   Fidelity VIP Contrafund Portfolio - Initial Class        125  11.33       1,412    0.99%     1.45%     -10.66%
3   Fidelity VIP Contrafund Portfolio - Initial Class    303,636  11.36   3,449,014    0.89%     1.40%     -10.61%
2   Fidelity VIP Growth Portfolio - Initial Class             79  12.15         955    0.32%     1.45%     -31.11%
3   Fidelity VIP Growth Portfolio - Initial Class        562,462  12.18   6,851,466    0.27%     1.40%     -31.08%
2   Fidelity VIP High Income Portfolio - Initial Class     1,170   8.61      10,080   14.07%     1.45%       1.95%
3   Fidelity VIP High Income Portfolio - Initial Class   201,717   8.64   1,742,374   11.57%     1.40%       2.01%
3   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                      453,606  15.07   6,837,666    4.53%     1.40%       8.81%
2   Fidelity VIP Money Market Portfolio - Initial
      Class                                                  434  12.43       5,396    0.59%     1.45%       0.23%
3   Fidelity VIP Money Market Portfolio - Initial
      Class                                              726,516  12.46   9,055,451    1.67%     1.40%       0.28%
3   Fidelity VIP Overseas Portfolio - Initial Class       54,714   9.03     493,984    0.82%     1.40%     -21.39%
1   Mercury HW International VIP Portfolio               160,731   8.29   1,332,414    3.90%     1.40%     -12.77%
2   Mercury HW International VIP Portfolio                 8,846   8.27      73,196    3.70%     1.45%     -12.81%
1   Merrill Lynch American Balanced V.I. Fund - Class
      I                                                    1,178   8.24       9,702    2.84%     1.40%     -14.88%
1   Merrill Lynch Basic Value V.I. Fund - Class I        497,628  11.78   5,860,891    0.93%     1.40%     -18.91%
2   Merrill Lynch Basic Value V.I. Fund - Class I         55,754  11.75     654,963    0.95%     1.45%     -18.95%
1   Merrill Lynch Core Bond V.I. Fund - Class I           43,626  12.67     552,875    4.57%     1.40%       8.05%
2   Merrill Lynch Core Bond V.I. Fund - Class I            3,312  12.64      41,862    4.70%     1.45%       8.00%
1   Merrill Lynch Developing Capital Markets V.I.
      Fund - Class I                                      14,501   6.93     100,560    0.41%     1.40%     -11.49%
2   Merrill Lynch Developing Capital Markets V.I.
      Fund - Class I                                       3,987   6.92      27,579    0.40%     1.45%     -11.54%
1   Merrill Lynch Domestic Money Market V.I. Fund -
      Class I                                            111,621  11.56   1,290,531    1.58%     1.40%       0.07%
2   Merrill Lynch Domestic Money Market V.I. Fund -
      Class I                                                202  11.53       2,331    1.71%     1.45%       0.02%
1   Merrill Lynch Global Allocation V.I. Fund - Class
      I                                                   44,798   9.31     417,193    2.52%     1.40%      -9.42%
2   Merrill Lynch Global Allocation V.I. Fund - Class
      I                                                    9,014   9.29      83,728    2.93%     1.45%      -9.47%
1   Merrill Lynch Global Growth V.I. Fund - Class I       99,535   5.89     585,938    0.11%     1.40%     -28.74%
2   Merrill Lynch Global Growth V.I. Fund - Class I           --   5.88          --    0.00%     1.45%     -28.78%
1   Merrill Lynch High Current Income V.I. Fund -
      Class I                                             64,194   9.02     579,027    9.90%     1.40%      -2.83%
2   Merrill Lynch High Current Income V.I. Fund -
      Class I                                                 --   9.00          --   14.83%     1.45%      -2.88%
1   Merrill Lynch Large Cap Core V.I. Fund - Class I     124,750   9.95   1,241,056    0.81%     1.40%     -18.14%
2   Merrill Lynch Large Cap Core V.I. Fund - Class I       3,140   9.92      31,156    0.81%     1.45%     -18.18%
1   Merrill Lynch Large Cap Growth V.I. Fund - Class I    94,393   6.71     633,141    0.00%     1.40%     -24.46%
1   Merrill Lynch Natural Resources Fund                      --  12.89          --    0.00%     1.40%      13.47%
2   Merrill Lynch Natural Resources Fund                      --  12.86          --    0.00%     1.45%      13.50%
1   Merrill Lynch Utilities and Telecommunications
      V.I. Fund - Class I                                 43,290   9.99     432,264    3.37%     1.40%     -19.90%
2   Merrill Lynch Utilities and Telecommunications
      V.I. Fund - Class I                                     37   9.96         366    2.18%     1.45%     -19.94%
1   Merrill Lynch Value Opportunities V.I. Fund -
      Class I                                            127,179  12.58   1,599,971    0.00%     1.40%     -24.82%
2   Merrill Lynch Value Opportunities V.I. Fund -
      Class I                                             26,752  12.55     335,683    0.00%     1.45%     -24.86%
1   UBS U.S. Allocation Portfolio                      1,567,327  11.12  17,421,847    0.81%     1.40%     -23.76%
2   UBS U.S. Allocation Portfolio                        183,716  11.09   2,037,685    0.82%     1.45%     -23.80%
1   UIF Core Plus Fixed Income Portfolio - Class I         4,077  10.54      42,977    3.37%     0.75%       6.52%
1   UIF Equity Growth Portfolio - Class I                  4,232   7.51      31,797    0.16%     0.75%     -28.40%
1   UIF Technology Portfolio - Class I                     1,867   5.67      10,583    0.00%     0.75%     -49.35%
1   UIF Value Portfolio - Class I                            463   8.30       3,837    0.59%     0.75%     -22.74%

                                   VA I - 59

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                      Investment
                                                                  Unit                  Income    Expense    Total
Sub-accounts                                           Units (a)  Value   Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   ---------- ------ ------------ ---------- --------- ----------
2002 - Continued
3   Van Eck Worldwide Emerging Markets Fund                85,796 $ 6.32 $    542,588    0.17%     1.40%      -4.25%
3   Van Eck Worldwide Hard Assets Fund                     25,846   7.45      192,486    0.87%     1.40%      -4.19%
1   Vanguard 500 Index Fund                                   868   7.87        6,829    1.47%     0.75%       0.00%
1   Vanguard LifeStrategy Conservative Growth Fund          3,429   9.36       32,093    1.97%     0.75%       0.00%
1   Vanguard LifeStrategy Growth Fund                       1,380   8.35       11,516    1.54%     0.75%       0.00%
1   Vanguard LifeStrategy Income Fund                       2,050   9.89       20,288    2.92%     0.75%       0.00%
1   Vanguard Prime Money Market Fund                          569  10.06        5,721    0.97%     0.75%       0.00%
1   Vanguard PRIMECAP Fund                                    296   7.53        2,230    1.21%     0.75%       0.00%
1   Vanguard U.S. Growth Fund                                 593   7.14        4,230    0.40%     0.75%       0.00%
1   Vanguard Wellington Fund                                  287   8.96        2,573    2.77%     0.75%       0.00%
1   Vanguard Windsor Fund                                     294   7.68        2,258    1.54%     0.75%       0.00%

2001
2   AIM V.I. Capital Appreciation Fund - Series I           1,675  10.70       17,925    0.00%     1.45%     -24.39%
3   AIM V.I. Capital Appreciation Fund - Series I         212,831  10.72    2,281,641    0.00%     1.40%     -24.34%
2   AIM V.I. International Growth Fund - Series I           1,251   9.61       12,017    0.62%     1.45%     -24.65%
3   AIM V.I. International Growth Fund - Series I         285,545   9.63    2,748,812    0.24%     1.40%     -24.62%
1   AllianceBernstein Americas Government Income
      Portfolio - Class A                               2,683,830  16.62   44,609,351    6.13%     1.40%       2.16%
2   AllianceBernstein Americas Government Income
      Portfolio - Class A                                  44,442  16.58      737,059    4.74%     1.45%       2.06%
1   AllianceBernstein Global Bond Portfolio - Class A     644,799  13.43    8,660,882    0.00%     1.40%      -1.67%
2   AllianceBernstein Global Bond Portfolio - Class A      20,430  13.40      273,811    0.00%     1.45%      -1.74%
3   AllianceBernstein Global Bond Portfolio - Class A      16,773  10.08      169,060    0.00%     1.40%      -1.67%
1   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                 477,555  18.92    9,037,648   10.46%     1.40%       7.83%
2   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                  12,365  18.88      233,491    9.61%     1.45%       7.78%
1   AllianceBernstein Growth and Income Portfolio -
      Class A                                          11,262,387  35.32  397,752,465    0.60%     1.40%      -1.05%
2   AllianceBernstein Growth and Income Portfolio -
      Class A                                             337,172  35.24   11,881,538    0.57%     1.45%      -1.10%
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                             594,277  21.91   13,018,480    0.61%     1.40%      -1.06%
4   AllianceBernstein Growth and Income Portfolio -
      Class B                                           4,597,812  35.11  161,410,548    0.44%     1.40%      -1.25%
5   AllianceBernstein Growth and Income Portfolio -
      Class B                                             157,141  35.03    5,504,411    0.51%     1.45%      -1.30%
1   AllianceBernstein Growth Portfolio - Class A        7,321,002  23.45  171,677,981    0.27%     1.40%     -24.55%
2   AllianceBernstein Growth Portfolio - Class A          217,197  23.40    5,082,022    0.26%     1.45%     -24.57%
3   AllianceBernstein Growth Portfolio - Class A          262,883  16.21    4,261,717    0.27%     1.40%     -24.53%
4   AllianceBernstein Growth Portfolio - Class B        2,337,209  23.29   54,439,422    0.15%     1.40%     -24.72%
5   AllianceBernstein Growth Portfolio - Class B           74,266  23.24    1,726,017    0.14%     1.45%     -24.76%
1   AllianceBernstein High Yield Portfolio - Class A    3,178,040   8.93   28,379,789    7.58%     1.40%       1.59%
2   AllianceBernstein High Yield Portfolio - Class A      122,440   8.91    1,091,082    7.26%     1.45%       1.49%
1   AllianceBernstein International Portfolio - Class
      A                                                 4,259,637  11.65   49,635,643    0.00%     1.40%     -23.44%
2   AllianceBernstein International Portfolio - Class
      A                                                   118,393  11.63    1,376,526    0.00%     1.45%     -23.46%
1   AllianceBernstein International Value Portfolio -
      Class A                                             379,508   9.78    3,710,767    0.00%     1.40%      -2.22%
2   AllianceBernstein International Value Portfolio -
      Class A                                              13,018   9.77      127,249    0.00%     1.45%      -2.25%
1   AllianceBernstein Money Market Portfolio - Class A  6,153,628  12.96   79,733,336    3.38%     1.40%       2.11%
2   AllianceBernstein Money Market Portfolio - Class A    119,747  12.93    1,548,151    3.87%     1.45%       2.04%
4   AllianceBernstein Money Market Portfolio - Class B  3,525,517  12.88   45,399,463    2.47%     1.40%       1.88%
5   AllianceBernstein Money Market Portfolio - Class B     62,016  12.85      796,835    3.24%     1.45%       1.81%
1   AllianceBernstein Premier Growth Portfolio -
      Class A                                          12,039,087  29.70  357,501,371    0.00%     1.40%     -18.38%
2   AllianceBernstein Premier Growth Portfolio -
      Class A                                             512,622  29.63   15,188,700    0.00%     1.45%     -18.40%
3   AllianceBernstein Premier Growth Portfolio -
      Class A                                              91,161  13.39    1,221,060    0.00%     1.40%     -18.38%
4   AllianceBernstein Premier Growth Portfolio -
      Class B                                           3,127,395  29.57   92,485,049    0.00%     1.40%     -18.56%
5   AllianceBernstein Premier Growth Portfolio -
      Class B                                             121,580  29.51    3,587,496    0.00%     1.45%     -18.60%
1   AllianceBernstein Real Estate Investment
      Portfolio - Class A                               1,720,052  12.40   21,332,597    3.10%     1.40%       9.27%

                                   VA I - 60

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Sub-accounts                                           Units (a) Value   Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ------------ ---------- --------- ----------
2001 - Continued
2   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                105,314 $12.37 $  1,303,245    2.57%     1.45%       9.22%
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                          5,108,790  10.72   54,752,873    0.00%     1.40%     -13.99%
2   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                            215,396  10.69    2,303,378    0.00%     1.45%     -14.04%
3   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                             62,518  10.42      651,192    0.00%     1.40%     -13.99%
1   AllianceBernstein Small Cap Value Portfolio -
      Class A                                          1,544,796  11.08   17,109,741    0.00%     1.40%      10.76%
2   AllianceBernstein Small Cap Value Portfolio -
      Class A                                             27,532  11.07      304,836    0.00%     1.45%      10.72%
1   AllianceBernstein Technology Portfolio - Class A   8,757,045  18.26  159,877,968    0.00%     1.40%     -26.29%
2   AllianceBernstein Technology Portfolio - Class A     428,061  18.22    7,797,853    0.00%     1.45%     -26.31%
3   AllianceBernstein Technology Portfolio - Class A     154,500  17.67    2,729,686    0.00%     1.40%     -26.29%
4   AllianceBernstein Technology Portfolio - Class B   2,196,651  18.18   39,936,063    0.00%     1.40%     -26.51%
5   AllianceBernstein Technology Portfolio - Class B     127,344  18.14    2,310,058    0.00%     1.45%     -26.53%
1   AllianceBernstein Total Return Portfolio - Class A 6,996,722  21.66  151,521,619    1.63%     1.40%       0.82%
2   AllianceBernstein Total Return Portfolio - Class A   176,712  21.61    3,818,432    1.42%     1.45%       0.78%
3   AllianceBernstein Total Return Portfolio - Class A   104,738  10.83    1,134,438    3.40%     1.40%       0.85%
1   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                   6,393,452  14.35   91,762,502    4.04%     1.40%       6.39%
2   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                     125,819  14.32    1,801,839    3.72%     1.45%       6.32%
4   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                     213,701  14.26    3,047,165    4.14%     1.40%       6.09%
5   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                       8,794  14.23      125,117    3.20%     1.45%       6.02%
1   AllianceBernstein Utility Income Portfolio -
      Class A                                          2,898,269  18.83   54,569,784    3.84%     1.40%     -23.59%
2   AllianceBernstein Utility Income Portfolio -
      Class A                                             97,061  18.79    1,823,466    3.93%     1.45%     -23.63%
4   AllianceBernstein Value Portfolio - Class B        2,388,655   9.98   23,829,454    0.00%     1.40%      -0.24%
5   AllianceBernstein Value Portfolio - Class B           53,532   9.97      533,864    0.00%     1.45%      -0.27%
1   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                              2,075,860  14.86   30,850,133    0.21%     1.40%     -18.43%
2   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                                 89,564  14.83    1,328,095    0.20%     1.45%     -18.48%
7   Delaware VIP Balanced Series - Standard class         11,664  18.70      218,129    1.15%     1.40%      -8.95%
7   Delaware VIP Balanced Series - Standard class         72,289  28.24    2,041,132    2.40%     1.25%      -8.81%
7   Delaware VIP Capital Reserves Series - Standard
      class                                               22,694  19.99      453,759    5.59%     1.25%       6.91%
7   Delaware VIP Capital Reserves Series - Standard
      class                                                8,328  15.02      124,943    2.81%     1.40%       6.75%
7   Delaware VIP Cash Reserves Series - Standard class    51,146  16.45      841,147    2.04%     1.25%       2.59%
7   Delaware VIP Cash Reserves Series - Standard class       139  13.39        1,864    7.51%     1.40%       2.43%
7   Delaware VIP Growth Opportunities Series -
      Standard class                                       7,369  24.16      178,045    0.00%     1.40%     -16.96%
7   Delaware VIP Growth Opportunities Series -
      Standard class                                      44,502  27.06    1,204,098    0.00%     1.25%     -16.84%
7   Delaware VIP High Yield Series - Standard class        4,911  11.90       58,450    3.85%     1.40%      -5.44%
7   Delaware VIP High Yield Series - Standard class       33,651  16.82      566,072    9.05%     1.25%      -5.30%
7   Delaware VIP Value Series - Standard class             7,180  27.01      193,931    0.10%     1.40%      -5.20%
7   Delaware VIP Value Series - Standard class           219,986  31.88    7,012,989    0.19%     1.25%      -5.09%
2   Dreyfus Stock Index Fund, Inc. - Initial shares        1,658  17.88       29,652    1.19%     1.45%     -13.44%
3   Dreyfus Stock Index Fund, Inc. - Initial shares      818,316  17.92   14,666,237    1.06%     1.40%     -13.42%
2   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                       1,042  11.07       11,530    0.07%     1.45%      -2.93%
3   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                     178,062  11.09    1,974,710    0.06%     1.40%      -2.89%
2   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                                1,046  14.70       15,384    0.00%     1.45%      -5.46%
3   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                              863,618  14.73   12,723,960    3.97%     1.40%      -5.43%
2   Fidelity VIP Contrafund Portfolio - Initial Class        125  12.68        1,590    0.77%     1.45%     -13.50%
3   Fidelity VIP Contrafund Portfolio - Initial Class    369,807  12.71    4,699,257    0.80%     1.40%     -13.50%
2   Fidelity VIP Growth Portfolio - Initial Class             79  17.64        1,395    0.07%     1.45%     -18.84%
3   Fidelity VIP Growth Portfolio - Initial Class        749,470  17.67   13,246,181    0.08%     1.40%     -18.81%

                                   VA I - 61

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                    Investment
                                                                 Unit                 Income    Expense    Total
Sub-accounts                                           Units (a) Value  Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ----------- ---------- --------- ----------
2001 - Continued
2   Fidelity VIP High Income Portfolio - Initial Class     1,171 $ 8.45 $     9,893   13.06%     1.45%     -12.98%
3   Fidelity VIP High Income Portfolio - Initial Class   289,878   8.47   2,454,659   21.70%     1.40%     -12.97%
3   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                      372,421  13.85   5,159,382    7.32%     1.40%       6.98%
2   Fidelity VIP Money Market Portfolio - Initial
      Class                                                2,483  12.40      30,797    9.23%     1.45%       2.67%
3   Fidelity VIP Money Market Portfolio - Initial
      Class                                              985,367  12.43  12,247,550    4.09%     1.40%       2.72%
3   Fidelity VIP Overseas Portfolio - Initial Class       57,865  11.49     664,582    5.19%     1.40%     -22.29%
1   Mercury HW International VIP Portfolio               176,533   9.50   1,677,652    3.03%     1.40%     -14.15%
2   Mercury HW International VIP Portfolio                10,911   9.49     103,553    3.93%     1.45%     -14.19%
1   Merrill Lynch American Balanced V.I. Fund - Class
      I                                                    1,180   9.68      11,415    2.58%     1.40%      -3.23%
1   Merrill Lynch Basic Value V.I. Fund - Class I        592,994  14.52   8,612,954    0.95%     1.40%       2.79%
2   Merrill Lynch Basic Value V.I. Fund - Class I         65,327  14.49     946,875    0.96%     1.45%       2.72%
1   Merrill Lynch Core Bond V.I. Fund - Class I           50,951  11.73     597,594    5.59%     1.40%       5.19%
2   Merrill Lynch Core Bond V.I. Fund - Class I            3,315  11.70      38,801    6.03%     1.45%       5.16%
1   Merrill Lynch Developing Capital Markets V.I.
      Fund - Class I                                      14,689   7.84     115,088    0.90%     1.40%       0.07%
2   Merrill Lynch Developing Capital Markets V.I.
      Fund - Class I                                       4,489   7.82      35,096    0.93%     1.45%      -0.01%
1   Merrill Lynch Domestic Money Market V.I. Fund -
      Class I                                            118,201  11.55   1,365,627    3.62%     1.40%       2.42%
2   Merrill Lynch Domestic Money Market V.I. Fund -
      Class I                                              5,157  11.53      59,456    4.08%     1.45%       2.39%
1   Merrill Lynch Global Allocation V.I. Fund - Class
      I                                                   76,766  10.28     789,286    1.35%     1.40%     -10.12%
2   Merrill Lynch Global Allocation V.I. Fund - Class
      I                                                   12,251  10.26     125,696    1.36%     1.45%     -10.15%
1   Merrill Lynch Global Growth V.I. Fund - Class I      101,771   8.26     840,754    0.90%     1.40%     -24.14%
2   Merrill Lynch Global Growth V.I. Fund - Class I        2,263   8.25      18,674    1.31%     1.45%     -24.17%
1   Merrill Lynch High Current Income V.I. Fund -
      Class I                                             70,160   9.28     651,309   10.61%     1.40%       2.58%
2   Merrill Lynch High Current Income V.I. Fund -
      Class I                                                193   9.26       1,788   14.33%     1.45%       2.48%
1   Merrill Lynch Large Cap Core V.I. Fund - Class I     126,262  12.15   1,534,402    0.78%     1.40%      -8.70%
2   Merrill Lynch Large Cap Core V.I. Fund - Class I       3,160  12.13      38,318    0.48%     1.45%      -8.75%
1   Merrill Lynch Large Cap Growth V.I. Fund - Class I    80,147   8.88     711,649    0.02%     1.40%     -10.58%
1   Merrill Lynch Natural Resources Fund                   2,843  11.36      32,284    0.17%     1.40%     -12.24%
2   Merrill Lynch Natural Resources Fund                     576  11.33       6,533    0.19%     1.45%     -12.28%
1   Merrill Lynch Utilities and Telecommunications
      V.I. Fund - Class I                                 69,972  12.47     872,249    3.30%     1.40%     -15.20%
2   Merrill Lynch Utilities and Telecommunications
      V.I. Fund - Class I                                  1,947  12.44      24,218    3.97%     1.45%     -15.26%
1   Merrill Lynch Value Opportunities V.I. Fund -
      Class I                                            120,804  16.73   2,021,508    0.23%     1.40%      28.03%
2   Merrill Lynch Value Opportunities V.I. Fund -
      Class I                                             29,630  16.70     494,786    0.23%     1.45%      27.96%
1   UBS U.S. Allocation Portfolio                      1,947,305  14.58  28,390,697    2.40%     1.40%     -13.63%
2   UBS U.S. Allocation Portfolio                        248,176  14.56   3,612,233    2.32%     1.45%     -13.67%
1   UIF Core Plus Fixed Income Portfolio - Class I         4,354   9.90      43,086    3.98%     0.75%     -19.46%
1   UIF Equity Growth Portfolio - Class I                  4,520  10.49      47,435    0.00%     0.75%       4.90%
1   UIF Technology Portfolio - Class I                     1,993  11.19      22,301    0.00%     0.75%     -30.99%
1   UIF Value Portfolio - Class I                            497  10.74       5,332    0.43%     0.75%     -36.37%
3   Van Eck Worldwide Emerging Markets Fund               69,215   6.61     457,167    0.00%     1.40%      -3.15%
3   Van Eck Worldwide Hard Assets Fund                    26,544   7.77     206,322    1.19%     1.40%     -11.67%

Footnotes
1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and GIVA products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3  Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5 Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
6  Vanguard SPIA product.
7  Variable Annuity product.

                                   VA I - 62

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

Footnotes - Continued

(a) The 2002 units reflect accumulation units valued at accumulation unit values. The 2001 units reflect annuity units valued at annuity unit values. The change in the 2002 presentation does not have any effect on the net assets held in the Sub-accounts.

(b) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-accounts invest.

(c) These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(d) These amounts represent the total return for the years indicated, including changes in the value of the underlying Sub-account, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Sub-account became an available investment option during the year. For the years ended December 31, 2005, 2004 and 2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

*  Fund name changes.

2004

..   Effective April 29, 2004, UBS Series Trust Tactical Allocation Portfolio
    changed its name to UBS U.S. Allocation Portfolio.
..   Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.
..   Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund - Class I
    changed its name to Merrill Lynch Value Opportunities V.I. Fund - Class I.
..   Effective July 30, 2004, Delaware VIP Large Cap Value Series changed its name to Delaware VIP Value Series.
..   Effective August 19, 2004, Vanguard VIF Short-Term Corporate Portfolio
    changed its name to Vanguard VIF Short-Term Investment-Grade Portfolio.

2005

..   Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.
..   Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class A
    and AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class A and AllianceBernstein Large Cap Growth Portfolio - Class B, respectively.
..   Effective May 2, 2005, AllianceBernstein Small Cap Value Portfolio - Class
    A changed its name to AllianceBernstein Small/Mid Cap Value Portfolio - Class A.
..   Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A and
    AllianceBernstein Technology Portfolio - Class B changed its name to AllianceBernstein Global Technology Portfolio - Class A and AllianceBernstein Global Technology Portfolio - Class B, respectively.

                                   VA I - 63

                          AIG LIFE INSURANCE COMPANY
                         (a wholly-owned subsidiary of
                      American International Group, Inc.)

                   REPORT ON AUDITS OF FINANCIAL STATEMENTS

             FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

[LOGO]

                                                     PricewaterhouseCoopers LLP
                                                     Suite 2900
                                                     1201 Louisiana
                                                     Houston, TX 77002-5678
                                                     Telephone (713) 356-4000

            Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
AIG Life Insurance Company:

In our opinion, the accompanying balance sheets as of December 31, 2005 and 2004 and the related statements of income, shareholders' equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (an indirect, wholly-owned subsidiary of American International Group, Inc.) at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

PRICEWATERHOUSECOOPERS LLP

April 24, 2006

                          AIG LIFE INSURANCE COMPANY
                                BALANCE SHEETS
                                (in thousands)

                                                     December 31, December 31,
                                                         2005         2004
                                                     ------------ ------------
Assets
Investments:
   Fixed maturities available for sale, at fair
     value.......................................... $ 8,826,072  $ 9,879,583
   (cost: 2005 - $8,410,382; 2004 - $9,207,004)
   Equity securities available for sale, at fair
     value..........................................      27,434        7,782
   (cost: 2005 - $24,094; 2004 - $5,297)
   Mortgage loans on real estate....................     514,343      494,343
   Policy loans.....................................     201,568      254,448
   Other long-term investments......................      36,984       62,642
   Derivative assets, at fair value.................      35,561       52,886
   Security lending collateral......................   1,666,201    1,307,339
   Short-term investments...........................      31,463       40,666
                                                     -----------  -----------
   Total investments................................  11,339,626   12,099,689

Cash................................................       9,556       12,262
Investment income due and accrued...................     123,194      142,437
Reinsurance assets..................................     136,369      118,973
Deferred policy acquisition costs...................     244,233      253,774
Premium and insurance balances receivable...........      34,626       53,744
Amounts due from related parties....................       4,431       13,159
Other assets........................................       6,112        6,030
Assets held in separate accounts....................   3,123,472    3,218,345
                                                     -----------  -----------
   Total assets..................................... $15,021,619  $15,918,413
                                                     ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                                BALANCE SHEETS
                     (in thousands, except share amounts)

                                                      December 31, December 31,
                                                          2005         2004
                                                      ------------ ------------
Liabilities
   Policyholders' contract deposits.................. $ 6,170,747  $ 7,016,323
   Future policy benefits for life and accident and
     health insurance contracts......................   2,393,263    2,388,991
   Reserve for unearned premiums.....................      28,401       22,371
   Policy and contract claims........................     135,671       99,492
   Amounts due to related parties....................      71,897       58,686
   Income taxes payable..............................     145,849      234,735
   Derivative liabilities, at fair value.............      10,429       40,494
   Other liabilities.................................      22,709       65,843
   Liabilities related to separate accounts..........   3,123,472    3,218,345
   Security lending payable..........................   1,666,201    1,307,339
                                                      -----------  -----------
       Total liabilities.............................  13,768,639   14,452,619
                                                      -----------  -----------
Shareholders' equity
Series A preferred stock, $100,000 par value;
   1,000 and 2,500 shares authorized, issued and
     outstanding, respectively.......................     100,000      250,000
   Common stock, $5 par value; 1,000,000 shares
     authorized; 976,703 issued and outstanding......       4,884        4,884
   Additional paid-in capital........................     302,283      302,283
   Accumulated other comprehensive income............     253,676      388,716
   Retained earnings.................................     592,137      519,911
                                                      -----------  -----------
       Total shareholders' equity....................   1,252,980    1,465,794
                                                      -----------  -----------
Total liabilities and shareholders' equity........... $15,021,619  $15,918,413
                                                      ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                             STATEMENTS OF INCOME
                                (in thousands)

                                                   Years ended December 31,
                                               --------------------------------
                                                  2005        2004       2003
                                               ----------  ----------  --------
Revenues:
   Premiums and other considerations.......... $  295,021  $  306,411  $227,243
   Net investment income......................    730,341     692,324   706,452
   Realized capital gains (losses)............     (9,270)     22,430    45,930
                                               ----------  ----------  --------
       Total revenues.........................  1,016,092   1,021,165   979,625
                                               ----------  ----------  --------
Benefits and expenses:
   Death and other benefits...................    344,545     374,137   317,856
   Increase in future policy benefits.........     75,113      38,964     2,883
   Interest credited on policyholder contract
     deposits.................................    278,748     306,867   351,518
   Insurance acquisition and other operating
     expenses.................................    117,373     126,492   153,321
                                               ----------  ----------  --------
   Total benefits and expenses................    815,779     846,460   825,578
                                               ----------  ----------  --------
Income before income taxes....................    200,313     174,705   154,047
                                               ----------  ----------  --------
Income taxes:
   Current....................................     83,956      67,265    29,307
   Deferred...................................    (16,937)     (7,354)   23,447
                                               ----------  ----------  --------
   Total income tax expense...................     67,019      59,911    52,754
                                               ----------  ----------  --------
Net income before cumulative effect of
  accounting change...........................    133,294     114,794   101,293
Cumulative effect of accounting change, Net
  of tax......................................         --      (6,911)       --
                                               ----------  ----------  --------
Net income.................................... $  133,294  $  107,883  $101,293
                                               ==========  ==========  ========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                      STATEMENTS OF SHAREHOLDERS' EQUITY
                                (in thousands)

                                                  Years ended December 31,
                                             ----------------------------------
                                                2005        2004        2003
                                             ----------  ----------  ----------
Preferred Stock
Balance at beginning and end of year........ $  250,000  $  250,000  $  250,000
Shares redeemed.............................   (150,000)         --          --
                                             ----------  ----------  ----------
Balance at end of year......................    100,000     250,000     250,000
                                             ----------  ----------  ----------
Common stock
Balance at beginning and end of year........      4,884       4,884       4,884
                                             ----------  ----------  ----------
Additional paid-in capital
Balance at beginning of year................    302,283     302,283     212,283
Capital contribution from parent............         --          --      90,000
                                             ----------  ----------  ----------
Balance at end of year......................    302,283     302,283     302,283
                                             ----------  ----------  ----------
Accumulated other comprehensive income
Balance at beginning of year, as reported...    388,716     349,823     180,035
Other comprehensive income..................   (135,040)     38,893     169,788
                                             ----------  ----------  ----------
Balance at end of year......................    253,676     388,716     349,823
                                             ----------  ----------  ----------
Retained earnings
Balance at beginning of year................    519,911     423,753     334,060
Net income..................................    133,294     107,883     101,293
Dividends to shareholders...................    (61,068)    (11,725)    (11,600)
                                             ----------  ----------  ----------
Balance at end of year......................    592,137     519,911     423,753
                                             ----------  ----------  ----------
   Total shareholders' equity............... $1,252,980  $1,465,794  $1,330,743
                                             ==========  ==========  ==========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CASH FLOWS
                                (in thousands)

                                                           Years ended December 31,
                                                    -------------------------------------
                                                        2005         2004         2003
                                                    -----------  -----------  -----------
Cash flows from operating activities:
   Net income...................................... $   133,294  $   107,883  $   101,293
Adjustments to reconcile net income to net cash
  provided by operating activities:
   Change in insurance reserves....................      46,482       50,916       20,218
   Change in accounting principles.................          --        6,911           --
   Change in premiums and insurance balances
     receivable and payable - net..................      36,228        5,976      (11,905)
   Change in reinsurance assets....................     (17,400)       4,530      (44,575)
   Change in deferred policy acquisition costs.....      56,583       63,458       37,272
   Change in other policyholders' contracts........     237,287     (107,347)     (51,489)
   Interest credited to policyholder contracts.....     278,748      306,867      351,518
   Change in investment income due and accrued.....      19,243        5,031       10,328
   Realized capital (gains) losses.................       9,270      (22,430)     (45,930)
   Change in income taxes - net....................     (14,934)         (83)      26,480
   Change in reserves for commissions, expenses
     and taxes.....................................      (4,820)       2,002        9,163
   Amortization of premiums and discounts on
     securities....................................     (12,977)     (33,678)      (8,669)
   Change in other assets and liabilities - net....     (33,564)      23,593      (46,146)
                                                    -----------  -----------  -----------
Net cash provided by operating activities..........     733,440      413,629      347,558
Cash flows from investing activities:
   Sale of fixed maturities........................   4,741,528    3,106,933    4,188,555
   Redemptions and maturities of fixed maturities..     864,169      716,121      493,880
   Sale of equity securities.......................      38,079        1,409       33,802
   Purchase of fixed maturities....................  (4,792,066)  (3,809,615)  (4,551,183)
   Purchase of equity securities...................     (59,147)      (3,153)      (4,763)
   Purchase of real estate.........................      (2,925)      (1,319)      (4,231)
   Mortgage loans funded...........................    (121,088)     (72,181)    (142,539)
   Repayments of mortgage loans....................      92,172       48,547       32,694
   Change in policy loans..........................      52,880        7,460       84,946
   Change in short-term investments................       9,203      (20,260)      24,382
   Sales or distributions of other invested assets.      93,083       24,229       19,027
   Investments in other invested assets............      (1,497)       1,871       (1,699)
   Change in security lending collateral...........    (358,862)     252,104    1,187,716
   Other - net.....................................     (77,858)       6,330       (3,895)
                                                    -----------  -----------  -----------
Net cash provided by investing activities..........     477,671      258,476    1,356,692
Cash flows from financing activities:
   Deposits on policyholder contracts..............     123,760      149,355      185,933
   Withdrawals on policyholder contracts...........  (1,485,371)    (635,369)    (749,867)
   Capital contribution from parent................          --       90,000       59,000
   Redemption of preferred stock...................    (150,000)          --           --
   Dividends to shareholders.......................     (61,068)     (11,725)     (11,600)
   Change in security lending payable..............     358,862     (252,104)  (1,187,716)
                                                    -----------  -----------  -----------
Net cash used in financing activities..............  (1,213,817)    (659,843)  (1,704,250)
                                                    -----------  -----------  -----------
Change in cash.....................................      (2,706)      12,262           --
Cash at beginning of period........................      12,262           --           --
                                                    -----------  -----------  -----------
Cash at end of year................................       9,556       12,262           --
                                                    ===========  ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                      STATEMENTS OF COMPREHENSIVE INCOME
                                (in thousands)

                                                    Years ended December 31,
                                                 -----------------------------
                                                    2005      2004      2003
                                                 ---------  --------  --------
Comprehensive income
Net income...................................... $ 133,294  $107,883  $101,293
Other comprehensive income
Change in net unrealized appreciation
  (depreciation) of investments - net of
  reclassifications.............................  (208,992)   61,570   259,485
Deferred income tax benefit (expense) on above
  changes.......................................    73,952   (22,677)  (89,697)
                                                 ---------  --------  --------
Other comprehensive income......................  (135,040)   38,893   169,788
                                                 ---------  --------  --------
Comprehensive income (loss)..................... $  (1,746) $146,776  $271,081
                                                 =========  ========  ========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1. Nature of Operations

   AIG Life Insurance Company (the "Company") is part of the Domestic Life Segment (the "Domestic Life") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in Delaware, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable, terminal funding annuities, immediate annuities, and structured settlement contracts. The Company is currently licensed to write and reinsure life, annuity and accident and health business in the District of Columbia, Puerto Rico and all states except New York.

2. Summary of Significant Accounting Policies

    (a)Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

       We have reclassified certain amounts in our 2004 and 2003 financial statements to conform to the 2005 presentation. The reclassifications included the presentation of collateral received with respect to the company's securities lending program separately on the balance sheet as "Securities Lending Collateral" and a corresponding "Securities Lending Payable". In addition, changes in "Securities Lending Collateral" and "Securities Lending Payable" have been separately classified as Investing Activities and Financing Activities, respectively, in the Statement of Cash Flows. None of these reclassifications had an effect on earnings, shareholder's equity or cash flows.

    (b)Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2005. Statutory net income and capital and surplus of the Company are as follows:

                                                         2005     2004
                                                       -------- --------
                                                        (in thousands)
       Statutory net income........................... $151,166 $131,585
       Statutory capital and surplus.................. $635,980 $739,951

       The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

    (c)Insurance Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

    (d)Investments:

       (i)Fixed Maturity and Equity Securities

          Cash and short-term investments primarily include interest bearing cash accounts, commercial paper and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of greater than three months and less than one year at the date of acquisition. Such highly liquid investments with original maturities of three months or less are classified as cash equivalents. Investments with original maturities of greater than three months are classified as short-term.

          Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2005 and 2004. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of other comprehensive income or loss within shareholder's equity. Realized gains and losses on the sale of investments are recognized in operating earnings at the date of sale and are determined by using the specific cost identification method.

          Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

          The Company evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Company's management and a continual review of its investment.

          In general, a security is considered a candidate for impairment if it meets any of the following criteria: Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; In the opinion of the Company's management, the Company does not have the ability or intent to hold the investment until recovery, irrespective of the occurrence of one of the foregoing events.

          Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

      (ii)Mortgage Loans

          Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2005 and 2004.

          Interest on performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accrual of discount. Interest on non-performing mortgage loans is recorded as income when received.

     (iii)Policy Loans

          Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

      (iv)Other Long-Term Investments

          Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are carried at net asset value and the change in net asset value is recorded in net investment income.

       (v)Securities Lending Collateral and Securities Lending Payable

          Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

      (vi)Dollar Roll Agreements

          Throughout the year, the Company enters into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the balance sheet in other liabilities.

    (e)Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company reviews for recoverability, the carrying amounts of DAC on at least an annual basis.

       Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are immediately charged to expense in the period such determination is made.

       With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

       DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income.

    (f)Income Taxes: The Company joins in a consolidated federal income tax return with AIG and its domestic subsidiaries. The Company and AIG have a written tax allocation agreement whereby AIG agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, AIG agrees to reimburse the Company for any tax benefits, if any, arising out of its net losses and tax credits within ninety days after the filing of that consolidated tax return for the year in which these losses and tax credits are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

       A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

    (g)Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

       Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

       For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

       Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

    (h)Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims, and, (2) an estimate, based upon prior experience, for accident and health claims reported and for incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

    (i)Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain amounts. Each account has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

    (j)Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company does provide reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in increase in future policy benefits in the statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to increase in future policy benefits expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

    (k)Reinsurance: The Company generally limits its exposure to loss on any single insured to $5.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $10.0 million. These limits were increased from lower amounts on June 1, 2005. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

       Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

    (l)Derivatives: The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company recognizes all derivatives in the balance sheet at fair value.

       Statement of Financial Accounting Standards No. 133 - "Accounting for Derivative Instruments and Hedging Activities" (FAS 133) requires that third-party derivatives used for hedging must be specifically matched with the underlying exposures to an outside third party and documented contemporaneously to qualify for hedge accounting treatment. The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

    (m)Recently Issued Accounting Standards: In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. In December 2003, the FASB issued FIN46R.

       The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

       The following VIE activities are not consolidated by the Company under FIN46R:

       i. The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

       ii.The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

      iii.The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

       In March 2005, FASB issued FSP FIN46R-5 "Implicit Variable Interests under FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities" ("FSP FIN46R-5") to address whether a reporting enterprise has an implicit variable interest in a variable interest entity ("VIE") or potential VIE when specific conditions exist. Although implicit variable interests are mentioned in FIN46R, the term is not defined and only one example is provided. FSP FIN46R-5 offers additional guidance, stating that implicit variable interests are implied financial interests in an entity that change with changes in the fair value of the entity's net assets exclusive of variable interests.

       An implicit variable interest acts the same as an explicit variable interest except it involves the absorbing and/or receiving of variability indirectly from the entity (rather than directly). The identification of an implicit variable interest is a matter of judgment that depends on the relevant facts and circumstances. The Company adopted FSP FIN46R-5 in the second quarter of 2005. The adoption of FSP FIN46R-5 did not have a material effect on the Company's financial condition or results of operations.

       In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The Company reported a one-time cumulative accounting charge upon adoption of $6.9 million after taxes, to reflect the guaranteed minimum death benefit liability as of January 1, 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account ("separate account seed money") do not qualify for separate account accounting and reporting.

       The Company was required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

       In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-01. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's consolidated financial position or results of operations.

       In December 2004, the FASB issued Statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein.

       In April 2005, the SEC delayed the effective date for FAS 123R until the first fiscal year beginning after June 15, 2005. As a result, AIG expects to adopt the provisions of the revised FAS 123R and its related interpretive guidance in the first quarter of 2006. AIG and the Company are currently assessing the impact of FAS 123R and believes the impact will not be material to AIG's or the Company's financial condition or results of operations.

       At the March 2004 meeting, the Emerging Issue Task Force "EITF" reached a consensus with respect to Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." On September 30, 2004, the FASB issued FASB Staff Position ("FSP") EITF No. 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" delaying the effective date of this guidance until the FASB has resolved certain implementation issues with respect to this guidance, but the disclosures remain effective. This FSP, retitled FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Issue No. 03-1 and codifies certain existing guidance on impairment. Adoption of FSP FAS 115-1 is not expected to have a material effect on the Company's financial condition or results of operations.

       On December 16, 2004, the FASB issued Statement No. 153, "Exchanges of Nonmonetary Assets--An Amendment of APB Opinion No. 29" ("FAS 153"). FAS 153 amends APB Opinion No. 29, "Accounting for Nonmonetary Transactions". The amendments made by FAS 153 are based on the principle that exchanges of nonmonetary assets should be measured based on the fair value of the assets exchanged. Further, the amendments eliminate the narrow exception for nonmonetary exchanges of similar productive assets and replace it with a broader exception for exchanges of nonmonetary assets that do not have "commercial substance." Previously, APB Opinion No. 29 required that the accounting for an exchange of a productive asset for a similar productive asset or an equivalent interest in the same or similar productive asset should be based on the recorded amount of the asset relinquished. The provisions in FAS 153 are effective for nonmonetary asset exchanges beginning July 1, 2005. The adoption of FAS 153 did not have a material effect on the Company's financial condition or results of operations.

       On June 1, 2005, the FASB issued Statement No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 replaces APB Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." FAS 154 requires that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements presented on the new accounting principle, unless its impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a "restatement." The new standard is effective for accounting changes and correction of errors beginning January 1, 2006.

       At the June 2005 meeting, the EITF reached a consensus with respect to Issue No. 04-5, "Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights" (formerly, "Investor's Accounting for an Investment in a Limited Partnership When the Investor Is the Sole General Partner and the Limited Partners Have Certain Rights"). The Issue addresses what rights held by the limited partner(s) preclude consolidation in circumstances in which the sole general partner would consolidate the limited partnership in accordance with generally accepted accounting principles absent the existence of the rights held by the limited partner(s). Based on that consensus, the EITF also agreed to amend the consensus in Issue No. 96-16, "Investor's Accounting for an Investee When the Investor Has a Majority of the Voting Interest but the Minority Shareholders Have Certain Approval or Veto Rights." The guidance in this Issue is effective after June 29, 2005 for general partners of all new limited partnerships formed and for existing limited partnerships for which the partnership agreements are modified. For general partners in all other limited partnerships, the guidance in this Issue is effective beginning January 1, 2006. The Company is currently assessing the effect of adopting this EITF Issue.

       On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS 133 paragraph 9(a). The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

       On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

       On September 19, 2005, FASB issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company is currently assessing the effect of implementing this guidance.

       On February 16, 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155") an amendment to SFAS 140 and SFAS 133. SFAS 155 permits the Company to elect to measure any hybrid financial instrument at fair value (with changes in fair value recognized in earnings) if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under SFAS 133. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable. SFAS 155 will be effective for all instruments acquired, issued, or subject to a remeasurement event occurring after the beginning of a company's fiscal year that begins after September 15, 2006, with earlier adoption permitted as of the beginning of 2006, provided that financial statements for any interim period of that fiscal year have not been issued. The Company has elected to early adopt SFAS 155 effective January 1, 2006. Adoption of SFAS 155 is not expected to have a material effect on the Company's consolidated financial condition or results of operations.

3. Investment Information

    (a)Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                   Years ended December 31,
                                                 ----------------------------
                                                   2005      2004      2003
                                                 --------  --------  --------
Fixed maturities................................ $623,193  $629,928  $648,416
Equity securities...............................      662        13     1,446
Mortgage loans..................................   33,524    33,470    31,785
Policy loans....................................   16,485    18,285    24,367
Cash and short-term investments.................    3,368       673       520
Other long-term investments.....................   58,278    16,349     7,957
                                                 --------  --------  --------
   Total investment income......................  735,510   698,718   714,491
Investment expenses.............................   (5,169)   (6,394)   (8,039)
                                                 --------  --------  --------
   Net investment income........................ $730,341  $692,324  $706,452
                                                 ========  ========  ========

    (b)Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2005, 2004 and 2003 are summarized below (in thousands):

                                                   Years ended December 31,
                                                 ----------------------------
                                                    2005      2004     2003
                                                 ---------  -------  --------
Realized gains (losses) on investments:
Fixed maturities................................ $   4,705  $(2,703) $ 27,352
Equity securities...............................    (1,960)     422     1,804
Mortgage loans..................................        --       --      (448)
Derivatives.....................................   (10,637)  33,517    21,713
Other long-term investments.....................    (1,378)  (8,806)   (4,491)
                                                 ---------  -------  --------
Realized gains (losses)......................... $  (9,270) $22,430  $ 45,930
                                                 =========  =======  ========
Change in net unrealized appreciation
  (depreciation) of investments:
Fixed maturities................................ $(256,889) $49,069  $302,768
Equity securities...............................       855    1,775    (1,587)
Deferred policy acquisition costs...............    47,042   10,726   (41,696)
                                                 ---------  -------  --------
Change in net unrealized appreciation
  (depreciation) of investments................. $(208,992) $61,570  $259,485
                                                 =========  =======  ========

   During 2005, 2004 and 2003, gross gains of $67,166,000, $59,556,000 and
   $123,572,000, respectively, and gross losses of $62,461,000, $62,259,000 and
   $96,220,000, respectively, were realized on dispositions of fixed maturity investments. The 2005, 2004 and 2003 losses include writedowns of $15,289,000, $13,357,000 and $48,860,000, respectively, for certain securities available for sale, which experienced a decline in value deemed other than temporary.

   During 2005, 2004 and 2003, gross gains of $1,947,000, $422,000 and
   $1,873,000, respectively, and gross losses of $3,907,000, $0 and $69,000, respectively, were realized on dispositions of equity securities.

   The following table summarizes the gross unrealized losses and fair value on fixed maturities and equity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2005 (in thousands).

                            12 months or less   Greater than 12 months         Total
                          --------------------- ---------------------- ---------------------
                            Fair     Unrealized  Fair      Unrealized    Fair     Unrealized
December 31, 2005           Value      Losses    Value       Losses      Value      Losses
-----------------         ---------- ----------  --------  ----------  ---------- ----------
Fixed maturities......... $2,052,643  $51,137   $226,534    $20,223    $2,279,177  $71,360
Equity Securities........     19,464      878         --         --        19,464      878
                          ----------  -------    --------   -------    ----------  -------
Total.................... $2,072,107  $52,015   $226,534    $20,223    $2,298,641  $72,238
                          ==========  =======    ========   =======    ==========  =======

   As of December 31, 2005, the Company held 470 and 5 of individual bond and stock investments that were in an unrealized loss position, of which 42 individual investments (bonds) were in an unrealized loss position continuously for 12 months or more.

   The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2005, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

    (c)Amortized Cost and Fair Value of Fixed Maturities and Equity Securities:
       The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2005 and 2004 are as follows (in thousands):

                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized   Fair
2005                                  Cost       Gains      Losses     Value
----                                ---------- ---------- ---------- ----------
Fixed maturities:
   U.S. Government and government
     agencies and authorities...... $   54,045  $ 10,812   $   735   $   64,122
   Foreign Governments.............    112,360    12,144       911      123,593
   States, municipalities and
     political subdivisions........     18,533       391       223       18,701
   Mortgage-backed securities......  1,323,126    23,343    20,259    1,326,210
   All other corporate.............  6,902,318   440,359    49,231    7,293,446
                                    ----------  --------   -------   ----------
Total fixed maturities............. $8,410,382  $487,049   $71,359   $8,826,072
                                    ==========  ========   =======   ==========
Equity securities.................. $   24,094  $  4,218   $   878   $   27,434
                                    ==========  ========   =======   ==========

                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized   Fair
2004                                  Cost       Gains      Losses     Value
----                                ---------- ---------- ---------- ----------
Fixed maturities:
   U.S. Government and government
     agencies and authorities...... $   66,124  $ 12,039   $   238   $   77,925
   Foreign Governments.............    102,437     7,976        38      110,375
   States, municipalities and
     political subdivisions........     36,141     4,348       200       40,289
   Mortgage-backed securities......  1,115,677    54,862     3,525    1,167,014
   All other corporate.............  7,886,625   635,758    38,403    8,483,980
                                    ----------  --------   -------   ----------
Total fixed maturities............. $9,207,004  $714,983   $42,404   $9,879,583
                                    ==========  ========   =======   ==========
Equity securities.................. $    5,297  $  2,925   $   440   $    7,782
                                    ==========  ========   =======   ==========

   The amortized cost and fair value of fixed maturities, available for sale at December 31, 2005, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                        Amortized    Fair
                                                          Cost       Value
                                                        ---------- ----------
Fixed maturity securities, excluding mortgage-backed
  securities:
   Due in one year or less............................. $  294,260 $  295,706
   Due after one year through five years...............  1,061,989  1,096,663
   Due after five years through ten years..............  2,165,755  2,230,215
   Due after ten years.................................  3,565,252  3,877,278
Mortgage-backed securities.............................  1,323,126  1,326,210
                                                        ---------- ----------
   Total fixed maturity securities..................... $8,410,382 $8,826,072
                                                        ========== ==========

    (d)Net Unrealized Gains (Losses) on Fixed Maturities and Equity Securities:
       Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                                 2005       2004       2003
                                              ---------  ---------  ---------
Gross unrealized gains....................... $ 491,267  $ 717,908  $ 693,695
Gross unrealized losses......................   (72,237)   (42,844)   (69,475)
Deferred policy acquisition costs............   (25,633)   (72,675)   (83,402)
Deferred income tax expense..................  (139,721)  (213,673)  (190,995)
                                              ---------  ---------  ---------
Net unrealized gains on securities........... $ 253,676  $ 388,716  $ 349,823
                                              =========  =========  =========

    (e)Fixed Maturities Below Investment Grade: At December 31, 2005 and 2004, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $642,779,000 and $605,708,000, respectively, and an aggregate market value of $669,847,000 and $643,178,000, respectively.

    (f)Non-income Producing Assets: Non-income producing assets were insignificant to the Company's statement of income.

    (g)Investments Greater than 10% of Equity: There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2005.

    (h)Statutory Deposits: Securities with a carrying value of $3,390,000 and $3,395,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2005 and 2004, respectively.

    (i)Mortgage Loans: At December 31, 2005, mortgage loans were collateralized by properties primarily located in seven geographic areas, with loans totaling approximately 43% of the aggregate carrying value of the portfolio secured by properties located in the Northeast region, 16% in the West region and 7% in the Mid-Atlantic region, 14% in the Southeast, 13% in the Mid-west, and 4% in the Northwest region. No more than 3% of the portfolio was secured by properties in any other single geographic region.

       At December 31, 2005, the type of property collateralizing the mortgage loan portfolio was approximately 45% for office, 15% for residential, 11% for hotels, 10% for industrial, 12% for retail and 7% for other.

4. Deferred Policy Acquisition Costs

   The following reflects deferred policy acquisition costs which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                   Years ended December 31,
                                                 ----------------------------
                                                   2005      2004      2003
                                                 --------  --------  --------
Balance at beginning of year.................... $253,774  $307,175  $386,258
Acquisition costs deferred......................    8,961    10,254    53,661
Amortization charged to income..................  (65,544)  (74,381)  (91,048)
Effect of net unrealized gains(losses)..........   47,042    10,726   (41,696)
                                                 --------  --------  --------
Balance at end of year.......................... $244,233  $253,774  $307,175
                                                 ========  ========  ========

5. Policyholder Contract Deposits and Future Policy Benefits

    (a)The analysis of the future policy benefits and policyholder contract deposits at December 31, 2005 and 2004 follows (in thousands):

                                                            2005       2004
                                                         ---------- ----------
Policyholder contract deposits:
Annuities............................................... $3,406,323 $3,698,107
Universal life..........................................    474,715    445,538
Guaranteed investment contracts ("GICs")................    628,065  1,247,678
Corporate-owned life insurance..........................  1,629,800  1,593,169
Other contract deposits.................................     31,844     31,831
                                                         ---------- ----------
                                                         $6,170,747 $7,016,323
                                                         ========== ==========

                                                            2005       2004
                                                         ---------- ----------
Future policy benefits:
Ordinary life........................................... $   49,917 $   71,398
Group life..............................................     17,090     19,234
Life contingent annuities...............................  1,184,716  1,049,910
Terminal funding........................................  1,021,846  1,133,143
Accident and health.....................................    119,694    115,306
                                                         ---------- ----------
                                                         $2,393,263 $2,388,991
                                                         ========== ==========

    (b)The liability for policyholder contract deposits has been established based on the following assumptions:

       (i)Interest rates credited on deferred annuities, which vary by territory and year of issuance, range from 3.0 percent to 6.2 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year though some are guaranteed for longer periods. Withdrawal charges generally range from zero to 6 percent grading to zero over a period of zero to 7 years.

      (ii)Domestically, GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.9 percent to 7.8 percent and maturities range from 2 to 6 years. The average maturity of these GICs is 3 years.

     (iii)Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2005 was 5.4 percent.

      (iv)The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.5 percent to 5.7 percent and guarantees ranging from 3.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 3.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

    (c)The liability for future policy benefits has been established based upon the following assumptions:

       (i)Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 7.5 percent and grade to not less than 1.8 percent.

      (ii)Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated
          4.2 percent.

6. Reserves For Guaranteed Benefits:

   Details concerning the Company's guaranteed minimum death benefit (GMDB) exposure as of December 31, 2005 and 2004 were as follows:

                                                   Return of Net Deposits Plus a
                                                         Minimum Return
                                                   ----------------------------
                                                      (dollars in millions)
                                                   ----------------------------
                                                       2005           2004
                                                   ------------   ------------
Account value..................................... $      2,040   $      1,886
Net amount at risk (a)............................           88            102
Average attained age of contract holders..........           65             68
Range of GMDB increase rates (b)..................  0.00%-10.00%   0.00%-10.00%

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

(b) Reinsured with top rated companies

   The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                        Years ended December 31
                                                         (in thousands)
                                                        ----------------------
                                                          2005        2004
                                                         -------     -------
Balance at January 1 (c)............................... $   352     $   733
Guaranteed benefits incurred...........................   5,427       1,930
Guaranteed benefits paid...............................  (5,379)     (2,311)
                                                         -------     -------
Balance at December 31................................. $   400     $   352
                                                         =======     =======

(c) Included is the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

   The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2005 and 2004:

  . Data used was 1,000 stochastically generated investment performance scenarios.

  .   Mean investment performance assumption was 10%.

  .   Volatility assumption was 16%.

  .   Mortality was assumed to be 87.5% of the 1983a table.

  . Lapse rates vary by contract type and duration and range from 5% to 25% with an average of 15%.

  .   The discount rate was 8%.

7. Income Taxes

    (a)Income tax liabilities were as follows (in thousands):

                                                        Years ended December 31,
                                                        -----------------------
                                                           2005         2004
                                                         ---------   ---------
Current tax receivables................................ $   5,406    $   6,779
Deferred tax liabilities...............................  (151,255)    (241,514)
                                                         ---------   ---------
   Income taxes payable................................ $(145,849)   $(234,735)
                                                         =========   =========

   The components of deferred tax assets and liabilities were as follows (in thousands):

                                                       Years ended December 31,
                                                       -----------------------
                                                          2005         2004
                                                        ---------   ---------
       Deferred tax assets applicable to:
       Policy reserves................................ $  26,915    $  36,595
       Basis differential of investments..............    42,374       17,141
       Other..........................................     6,721        5,991
                                                        ---------   ---------
       Total deferred tax assets......................    76,010       59,727
                                                        ---------   ---------
Deferred tax liabilities applicable to:
       Deferred policy acquisition costs..............    85,482       88,821
       Net unrealized appreciation on debt and
         equity securities available for sale.........   139,779      210,170
       Other..........................................     2,004        2,250
                                                        ---------   ---------
   Total deferred tax liabilities.....................   227,265      301,241
                                                        ---------   ---------
Net deferred tax liabilities.......................... $(151,255)   $(241,514)
                                                        ---------   ---------

    (b)Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $2.2 million of policyholders' surplus on which deferred tax liability has not been provided, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on these distributions. During 2005, the Company distributed cash dividends in excess of $61 million, thereby eliminating its policyholders' surplus account and its exposure to federal income taxation.

    (c)The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal tax rate to pretax income (loss) as a result of the following differences (in thousands):

                                                      Years ended December 31,
                                                     -------------------------
                                                       2005     2004     2003
                                                     -------  -------  -------
Income tax expense at statutory percentage of GAAP
  pretax income (loss).............................. $70,110  $61,147  $53,916
State income tax....................................     385      315       78
Dividends received deduction........................  (1,785)      --       --
Prior year true-up..................................  (1,722)  (1,540)    (759)
Other...............................................      31      (11)    (481)
                                                     -------  -------  -------
Income tax expense.................................. $67,019  $59,911  $52,754
                                                     =======  =======  =======

    (d)The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

   The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8. Commitments and Contingencies

   The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

   The Company had $27.4 million and $27.5 million of unfunded commitments for its investments in limited partnerships at December 31, 2005 and 2004, respectively.

   On February 9, 2006, American International Group, Inc. (AIG) announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice (DOJ), the Securities and Exchange Commission (SEC), the Office of the New York Attorney General (NYAG) and the New York State Department of Insurance (DOI). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company will need to obtain permission from the SEC to continue to provide its variable annuities. While the SEC has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

9. Derivative Financial Instruments

   (a) Use of Derivative Financial Instruments: The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put options). The Company is neither a dealer nor a trader in derivative financial instruments.

   (b) Interest Rate and Currency Swap Agreements: The Company uses interest rate swap agreements to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

   Currency swap agreements are used to convert cash flow from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

   The difference between amounts paid and received on swap agreements involved in qualifying hedging relationships is recorded on an accrual basis as an adjustment to realized gains/losses over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

   The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses). Swap agreements generally have terms of two to ten years.

   Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in millions):

                                                                 2005    2004
                                                                ------  ------
Liability swaps
   Interest rate swap agreements to receive floating rate:
       Notional amount......................................... $506.9  $606.9
       Fair Value..............................................   (5.2)  (27.6)
   Currency swap agreements (receive Koruna dollars/pay U. S.
     dollars):
       Notional amount (in U.S. dollars)....................... $ 52.4  $ 52.4
       Fair Value..............................................   16.3    23.8
   Currency swap agreements (receive Euro dollars/pay U. S.
     dollars):
       Notional amount (in U.S. dollars)....................... $ 51.1  $ 51.1
       Fair Value..............................................   19.3    29.1


Asset Swaps:
   Currency swap agreements (receive U.S. dollars/pay Euro
     dollars):.................................................
       Notional amount (in U.S. dollars)....................... $ 15.8  $ 15.8
       Fair Value..............................................   (2.3)   (5.0)
   Currency swap agreements (receive U.S. dollars/pay British pounds):
       Notional amount (in U.S. dollars)....................... $ 40.0  $ 40.0
       Fair Value..............................................    (.8)   (4.8)
   Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
       Notional amount (in U.S. dollars)....................... $  7.3  $  7.3
       Fair Value..............................................   (1.9)   (1.3)
   Currency swap agreements (receive U.S. dollars/pay
     Australian dollars:
       Notional amount (in U.S. dollars)....................... $ 35.0  $ 30.0
       Fair Value..............................................    (.2)   (1.8)

(c) Risks Inherent In the Use of Derivatives:

       Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.) Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis.

       Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the Company's affiliated investment advisor, and within the Company to prevent and detect such mismatches.

10. Fair Value of Financial Instruments

    (a)Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

       The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                                      Carrying
2005                                                      Fair Value   Amount
----                                                      ---------- ----------
Cash and short-term investments.......................... $   41,019 $   41,019
Fixed maturities.........................................  8,826,072  8,826,072
Equity securities........................................     27,434     27,434
Mortgage and policy loans................................    728,502    715,911
Investment contracts.....................................  3,889,916  4,065,953
Other long-term investments..............................     36,984     36,984
Assets and liabilities related to separate accounts......  3,123,472  3,123,472
Derivative assets........................................     35,561     35,561
Derivative liabilities...................................     10,429     10,429

                                                                      Carrying
2004                                                      Fair Value   Amount
----                                                      ---------- ----------
Cash and short-term investments.......................... $   52,928 $   52,928
Fixed maturities.........................................  9,879,583  9,879,583
Equity securities........................................      7,782      7,782
Mortgage and policy loans................................    759,014    748,791
Investment contracts.....................................  4,972,727  4,945,786
Other long-term investments..............................     62,642     62,642
Assets and liabilities related to separate accounts......  3,218,345  3,218,345
Derivative assets........................................     52,886     52,886
Derivative liabilities...................................     40,494     40,494

    (b)The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

       Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

       Fixed maturity securities: Fair value is based principally on independent pricing services broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

       Equity securities: Fair values for equity securities were based upon quoted market prices.

       Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were estimated to approximate carrying value.

       Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

       Other long-term investments: Fair value of other invested assets is based upon the fair-value of the net assets of these investments as determined by the general partners.

       Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these amounts are equal to the account assets.

       Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

11. Shareholders' Equity:

    (a)The Board of Directors is authorized to issue up to 1,000,000 shares of preferred stock that may be issued in one or more series and with such stated value and terms as may be determined by the Board of Directors. There were 1,000 and 2,500 Series A preferred shares with a par value of $100,000 issued and outstanding at December 31, 2005 and 2004 respectively. The holder of Series A preferred stock is entitled to cumulative dividends at a rate which is recalculated on a quarterly basis. Common stock dividends may not be paid unless provision has been made for payment of Series A preferred dividends. The Series A preferred stock has no additional voting rights. The terms of the Series A preferred stock include the right of the Company to redeem all shares at par value any time at the option of the Company. On December 28, 2005, the Company redeemed 1,500 shares of preferred stock. The redemption of $150,000,000 was paid to National Union Fire Insurance Company of Pittsburgh, an affiliate.

    (b)The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. During 2005 and 2004, the Company paid dividends of $61,068,750 and $11,725,000, respectively, to its shareholders.

12. Employee Benefits

    (c)Currently all the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

13. Reinsurance

    (a)The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

       The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

2005                                        Premiums and Other Considerations
----                               Life     ----------------------------------
                                 Insurance           Accident
                                 in Force    Life   and Health Annuity  Total
                                 ---------- ------- ---------- ------- -------
Direct.......................... 36,797,482 169,270  324,970   116,108 610,348

   Assumed - Nonaffiliated......         --      --       --        --      --
   Assumed - Affiliated.........      5,111      --       --        --      --
                                 ---------- -------  -------   ------- -------
Total Assumed...................      5,111      --       --        --      --


   Ceded - Nonaffiliated........ 10,107,158  38,110    2,622     5,098  45,830
   Ceded - Affiliated...........  3,689,646      47  269,450        -- 269,497
                                 ---------- -------  -------   ------- -------
Total Ceded..................... 13,796,804  38,157  272,072     5,098 315,327
                                 ---------- -------  -------   ------- -------
Net............................. 23,005,789 131,113   52,898   111,010 295,021
                                 ========== =======  =======   ======= =======

2004                                       Premiums and Other Considerations
----                             Life     -----------------------------------
                               Insurance            Accident
                               in Force     Life   and Health Annuity  Total
                               ---------- -------  ---------- ------- -------
Direct........................ 36,527,437 163,299   365,337   140,710 669,346

   Assumed - Nonaffiliated....         --    (113)       --        --    (113)
   Assumed - Affiliated.......     10,949     (49)       --        --     (49)
                               ---------- -------   -------   ------- -------
Total Assumed.................     10,949    (162)       --        --    (162)


   Ceded - Nonaffiliated...... 10,581,608  31,117     8,899     5,705  45,721
   Ceded - Affiliated.........  3,828,489     764   316,288        -- 317,052
                               ---------- -------   -------   ------- -------
Total Ceded................... 14,410,097  31,881   325,187     5,705 362,773
                               ---------- -------   -------   ------- -------
Net........................... 22,128,289 131,256    40,150   135,005 306,411
                               ========== =======   =======   ======= =======

2003                                       Premiums and Other Considerations
----                             Life     -----------------------------------
                               Insurance            Accident
                               in Force     Life   and Health Annuity  Total
                               ---------- -------  ---------- ------- -------
Direct........................ 41,971,038 152,345   341,266   62,945  556,556

   Assumed - Nonaffiliated....         --     113        --       --      113
   Assumed - Affiliated.......     18,593      (9)                --       (9)
                               ---------- -------   -------   ------  -------
Total Assumed.................     18,593     104                 --      104


   Ceded - Nonaffiliated...... 10,887,505  19,328    19,702    6,422   45,452
   Ceded - Affiliated.........  4,334,490     (12)  283,977       --  283,965
                               ---------- -------   -------   ------  -------
Total Ceded................... 15,221,995  19,316   303,679    6,422  329,417
                               ---------- -------   -------   ------  -------
Net........................... 26,767,636 133,133    37,587   56,523  227,243
                               ========== =======   =======   ======  =======

    (b)Reinsurance recoveries, which reduced death and other benefits, approximated $231,679,000 and $239,618,000, respectively, for each of the years ended December 31, 2005 and 2004.

       The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14. Transactions with Related Parties

    (a)The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2005 was $269,497,000 and $18,815,000 respectively. Premium income and commission ceded for 2004 amounted to $317,052,000 and $20,133,000, respectively. Premium income and commission ceded to affiliates amounted to $283,965,000 and $19,719,000, respectively, for the year ended December 31, 2003.

    (b)The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2005, 2004 and 2003, the Company was charged $30,578,000, $26,601,000 and $25,800,000, respectively, for expenses attributed to the Company but incurred by affiliates.

    (c)The Company's insurance policy obligations are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against National Union. National Union's statutory financial statements are contained in the Company's variable product registration statements filed with the SEC. Additionally, National Union files statutory annual and quarterly reports with the Pennsylvania Insurance Department, where such reports are available to the public.

       The Company expects that the National Union guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the National Union guarantee would continue to be covered by the guarantee, including obligations arising from purchase payments received after termination, until satisfied in full.

    (d)In 2003, the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda ("ALB"), an affiliate. The agreement has an effective date of January 1, 2003. Under the agreement, ALB reinsures a 100% quota share of the Company's liability on selective level term products and universal life products issued by the Company. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

                      NATIONAL UNION FIRE INSURANCE COMPANY
                               OF PITTSBURGH, PA.

                                NAIC CODE: 19445

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                      NATIONAL UNION FIRE INSURANCE COMPANY
                               OF PITTSBURGH, PA.

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                TABLE OF CONTENTS

Report of Independent Auditors ..................................     2

Statements of Admitted Assets ...................................     3

Statements of Liabilities, Capital and Surplus ..................     4

Statements of Income and Changes in Capital and Surplus .........     5

Statements of Cash Flow .........................................     6

Notes to Statutory Basis Financial Statements ...................     7

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of National Union Fire Insurance Company of Pittsburgh, PA.

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of National Union Fire Insurance Company of Pittsburgh, PA. (the "Company") as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow, for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2005 and 2004, or the results of its operations or its cash flow for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Notes 1 and 2 to the financial statements.

PricewaterhouseCoopers LLP
New York, NY
April 27, 2006

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                          STATEMENTS OF ADMITTED ASSETS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

AS OF DECEMBER 31,                                                                                           2005          2004
                                                                                                         ------------  ------------
Cash and Invested Assets:
  Bonds, principally at amortized cost (NAIC market value: 2005 - $11,028,298; 2004 - $9,570,573)        $ 10,806,319  $  9,305,455
  Stocks:
     Common stocks, at NAIC market value (Cost: 2005 - $2,760,035; 2004 - $2,736,085)                       6,445,976     5,869,968
     Non-redeemable preferred stocks, at NAIC market value (Cost: 2005 - $2,110,012; 2004 - $2,259,718)     2,110,150     2,259,870
  Other invested assets, primarily at equity (Cost: 2005 - $978,354; 2004 - $778,680)                       1,425,397     1,051,860
  Short-term investments, at amortized cost (approximates NAIC market value)                                  168,815       109,446
  Securities lending collateral                                                                                83,903        43,883
  Cash                                                                                                         50,752       115,855
  Receivable for securities                                                                                         -        20,336
                                                                                                         ------------  ------------
       TOTAL CASH AND INVESTED ASSETS                                                                    $ 21,091,312  $ 18,776,673
                                                                                                         ------------  ------------

Investment income due and accrued                                                                             193,851       132,033
Agents' balances or uncollected premiums:
  Premiums in course of collection                                                                            705,461       637,680
  Premiums and installments booked but deferred and not yet due                                             1,460,490     1,216,506
  Accrued retrospective premiums                                                                               29,300         8,146
Amounts billed and receivable from high deductible policies                                                   333,315       387,572
Reinsurance recoverable on loss payments                                                                      419,911       258,992
Funds held by or deposited with reinsurers                                                                     25,026       170,139
Deposit accounting assets                                                                                   1,410,584     1,729,756
Deposit accounting assets - funds held                                                                        457,042       448,279
Federal and foreign income taxes recoverable from parent                                                      763,168       630,958
Net deferred tax assets                                                                                       385,906       379,832
Receivable from parent, subsidiaries and affiliates                                                           826,889       571,351
Equities in underwriting pools and associations                                                               609,772       526,124
Other admitted assets                                                                                         133,600       356,466
                                                                                                         ------------  ------------
       TOTAL ADMITTED ASSETS                                                                             $ 28,845,627  $ 26,230,507
                                                                                                         ============  ============

                See Notes to Statutory Basis Financial Statements

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                    (000'S OMITTED EXCEPT SHARE INFORMATION)

 AS OF DECEMBER 31,                                                      2005              2004
----------------------------------------------------------------     ------------      ------------
                                   Liabilities

Reserves for losses and loss adjustment expenses                     $ 11,786,300      $  9,811,368
Unearned premium reserves                                               4,291,224         4,142,837
Commissions, premium taxes, and other expenses payable                    278,031           289,329
Reinsurance payable on paid loss and loss adjustment expenses             153,630           273,785
Funds held by company under reinsurance treaties                          267,740           275,189
Provision for reinsurance                                                 201,761           334,696
Ceded reinsurance premiums payable, net of ceding commissions             429,327            66,516
Retroactive reinsurance reserves - assumed                                 34,720            11,270
Retroactive reinsurance reserves - ceded                                  (68,657)          (86,065)
Deposit accounting liabilities                                            513,961           691,335
Deposit accounting liabilities - funds held                             1,062,338         1,149,918
Securities lending payable                                                 83,903            43,883
Collateral deposit liability                                              533,851           484,435
Payable to parent, subsidiaries and affiliates                            886,989         1,190,865
Other liabilities                                                         270,346           174,325
                                                                     ------------      ------------
  TOTAL LIABILITIES                                                  $ 20,725,464      $ 18,853,686
                                                                     ------------      ------------

                               Capital and Surplus

Common capital stock, $5.00 par value, 1,000,000 shares
   authorized; 895,750 shares issued and outstanding                        4,479             4,479
Capital in excess of par value                                          2,694,092         2,494,262
Unassigned surplus                                                      5,349,702         4,791,970
Special surplus funds from retroactive reinsurance                         71,890            86,110
                                                                     ------------      ------------
  TOTAL CAPITAL AND SURPLUS                                             8,120,163         7,376,821
                                                                     ------------      ------------
 TOTAL LIABILITIES, CAPITAL, AND SURPLUS                             $ 28,845,627      $ 26,230,507
                                                                     ============      ============

                See Notes to Statutory Basis Financial Statements

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

             STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                                 2005          2004
---------------------------------------------------------------------------  -----------   -----------

                              Statements of Income

Underwriting Income:
  Premiums earned                                                            $ 7,035,963   $ 6,592,662
                                                                             -----------   -----------

Underwriting Deductions:
  Losses incurred                                                              5,207,675     4,943,210
  Loss adjustment expenses incurred                                            1,138,284       755,384
  Other underwriting expenses incurred                                         1,401,165     1,369,229
                                                                             -----------   -----------
Total Underwriting Deductions                                                  7,747,124     7,067,823
                                                                             -----------   -----------
NET UNDERWRITING LOSS                                                           (711,161)     (475,161)
                                                                             -----------   -----------

Investment Income:
  Net investment income earned                                                   747,551       826,487
  Net realized capital gains (net of capital
   gains taxes: 2005 - $24,064; 2004 - $24,340)                                   44,691        45,202
                                                                             -----------   -----------
NET INVESTMENT GAIN                                                              792,242       871,689
                                                                             -----------   -----------

Net loss from agents' or premium balances charged-off                           (153,838)      (45,160)
Other gain                                                                        96,755        76,169
                                                                             -----------   -----------
NET INCOME AFTER CAPITAL GAINS TAXES AND BEFORE FEDERAL INCOME TAXES              23,998       427,537
Federal income tax expense (benefit)                                            (107,916)      101,147
                                                                             -----------   -----------
    NET INCOME                                                               $   131,914   $   326,390
                                                                             ===========   ===========

                         Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous Year                        $ 7,376,821   $ 6,899,256
  Adjustment to beginning surplus                                               (205,585)     (545,684)
                                                                             -----------   -----------
CAPITAL AND SURPLUS, AS OF JANUARY 1,                                          7,171,236     6,353,572
                                                                             -----------   -----------

Changes in capital and surplus:
  Net income                                                                     131,914       326,390
  Change in net unrealized capital gains [net of capital gains
   taxes: 2005 - $(18,068); 2004 - $43,543]                                      697,684       529,835
  Change in net deferred income taxes                                             46,237       298,938
  Change in non-admitted assets                                                  (88,388)      (91,499)
  Change in provision for reinsurance                                            132,935        42,397
  Paid in surplus                                                                199,830       143,782
  Cash dividends to stockholder                                                  (97,750)     (207,199)
  Other surplus adjustments                                                            -       (39,660)
  Foreign exchange translation                                                   (73,535)       20,265
                                                                             -----------   -----------
    TOTAL CHANGES IN CAPITAL AND SURPLUS                                         948,927     1,023,249
                                                                             -----------   -----------
 CAPITAL AND SURPLUS, AS OF DECEMBER 31,                                     $ 8,120,163   $ 7,376,821
                                                                             ===========   ===========

                See Notes to Statutory Basis Financial Statements

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                             STATEMENTS OF CASH FLOW

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                      2005          2004
-----------------------------------------------------------      ------------  ------------
                              Cash From Operations

Premiums collected, net of reinsurance                           $  7,217,780  $  7,010,374
Net investment income                                                 720,255       831,974
Miscellaneous income (expense)                                        (57,062)       31,571
                                                                 ------------  ------------
  SUB-TOTAL                                                         7,880,973     7,873,919
                                                                 ------------  ------------
Benefit and loss related payments                                   3,931,978       (65,276)
Commission and other expense paid                                   2,113,308     1,864,377
Dividends paid to policyholders                                           927           634
Change in federal income taxes                                         47,537       675,868
                                                                 ------------  ------------
  NET CASH FROM OPERATIONS                                          1,787,223     5,398,316
                                                                 ------------  ------------

                              Cash From Investments

Proceeds from investments sold, matured, or repaid
  Bonds                                                             2,374,908     2,314,128
  Stocks                                                              677,784       550,433
  Other                                                             3,296,328     4,193,343
                                                                 ------------  ------------
  TOTAL PROCEEDS FROM INVESTMENTS SOLD, MATURED, OR REPAID          6,349,020     7,057,904
                                                                 ------------  ------------

Cost of Investments Acquired
  Bonds                                                             3,915,482     5,009,144
  Stocks                                                              521,240       459,758
  Other                                                             3,256,822     4,240,241
                                                                 ------------  ------------
  TOTAL COST OF INVESTMENTS ACQUIRED                                7,693,544     9,709,143
                                                                 ------------  ------------
  NET CASH (USED IN) INVESTING ACTIVITIES                          (1,344,524)   (2,651,240)
                                                                 ------------  ------------

                  Cash From Financing and Miscellaneous Sources

Capital and Surplus paid-in, less treasury stock                            -       143,782
Dividends to stockholder                                             (146,977)     (206,320)
Net deposit on deposit-type contracts and other insurance              45,455      (677,632)
Other                                                                (346,911)   (2,021,066)
                                                                 ------------  ------------
  NET CASH (USED IN) FINANCING AND MISCELLANEOUS ACTIVITIES          (448,433)   (2,761,236)
                                                                 ------------  ------------
  NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                        (5,734)      (14,160)
Cash and short-term Investments:
  Beginning of year                                                   225,301       239,461
                                                                 ------------  ------------
  END OF YEAR                                                    $    219,567  $    225,301
                                                                 ============  ============

                See Notes to Statutory Basis Financial Statements

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A.    ORGANIZATION

      The National Union Fire Insurance Company of Pittsburgh, PA. (the "Company") is a direct wholly-owned subsidiary of the American International Group, Inc. (the "Parent" or "AIG").

      The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability (D&O), difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation the Company is a leading provider in customized structured products.

      The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept the risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

      The Company has significant transactions with the Parent and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

B.    SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

      PRESCRIBED OR PERMITTED STATUTORY ACCOUNTING PRACTICES:

      The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania.

      The Insurance Department of the Commonwealth of Pennsylvania recognizes only statutory accounting practices prescribed or permitted by the Commonwealth of Pennsylvania for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the Pennsylvania Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the Commonwealth of Pennsylvania. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      The Insurance Department of the Commonwealth of Pennsylvania has adopted the following accounting practices that differ from those found in NAIC SAP. Specifically, the prescribed practice of discounting of workers compensation reserves on a non-tabular basis (in NAIC SAP, discounting of reserves is not permitted on a non tabular basis) and the permitted practice that Schedule F is prepared on a New York basis, including New York Regulation 20 reinsurance credits for calculating the provision for unauthorized reinsurance (in NAIC SAP, New York Regulation 20 reinsurance credits are not permitted).

      A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the Commonwealth of Pennsylvania is shown below:

                     DECEMBER 31,                    2005         2004
      -----------------------------------------  -----------   -----------

      NET INCOME, PENNSYLVANIA INSURANCE
      DEPARTMENT                                 $   131,914   $   326,390
      State Practices - (Deduction) Income:
         Non-Tabular Discounting                    (403,719)      (46,613)
                                                 -----------   -----------
      NET (LOSS) INCOME, NAIC SAP                $  (271,805)  $   279,777
                                                 ===========   ===========

      STATUTORY SURPLUS, PENNSYLVANIA INSURANCE
      DEPARTMENT                                 $ 8,120,163   $ 7,376,821
      State Practices - (Charge) Credit:
         Non-Tabular Discounting                    (594,958)     (191,239)
         Reinsurance Credits                        (212,192)     (201,318)
                                                 -----------   -----------
      STATUTORY SURPLUS, NAIC SAP                $ 7,313,013   $ 6,984,264
                                                 ===========   ===========

      In addition to the aforementioned matters, the Commissioner has permitted the Company to utilize the independent audit of the Company's Parent (the consolidated upstream holding company) to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. The Commissioner has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP, to value investments in joint ventures, limited partnerships and hedge funds.

      STATUTORY ACCOUNTING PRACTICES AND GENERALLY ACCEPTED ACCOUNTING
      PRINCIPLES:

      NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). NAIC SAP varies in certain respects from GAAP. A description of these accounting differences is set forth below:

      Under GAAP:

      a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

      b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

      c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

      d.    Estimated undeclared dividends to policyholders are accrued;

      e. The reserves for losses and loss adjustment expense (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      f. Debt and equity securities deemed to be available for sale or trading are reported at fair value. The difference between the cost and the fair value for securities available for sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

      g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

      h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

      i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the income statement.

      Under NAIC SAP:

      a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

      b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

      c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments, which is reported directly in surplus. Dividends are reported as investment income;

      d.    Declared dividends to policyholders are accrued;

      e. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

      f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 4-6) are reported at lower of cost or market;

      g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

      h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the income statement and surplus is segregated by the ceding entity to the extent of gains realized; and

      i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

      The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      SIGNIFICANT STATUTORY ACCOUNTING PRACTICES:

      A summary of the Company's significant statutory accounting practices are as follows:

      USE OF ESTIMATES: The preparation of financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Pennsylvania requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

      INVESTED ASSETS: The Company's invested assets are accounted for as follows:

      - Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months or less from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

      - Bonds: Bonds with an NAIC designation of 1 to 3 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 4 to 6 are carried at the lower of amortized cost or the NAIC-designated market value. Bonds that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

            Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2005 and 2004, the NAIC market value of the Company's mortgage-backed securities approximated $238,400 and $237,683, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flows, and are valued using the retrospective method. Prepayment assumptions were obtained from broker surveys.

      - Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund are carried at amortized cost. All below investment grade preferred stocks are carried at the lower of amortized cost or NAIC designated market values.

            Investments in affiliates for which the Company's ownership interest (including ownership interest of the Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The discount rate is approximately 23.0%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      - Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in value are recorded as unrealized gains or losses. Investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss. The intermediate bond mutual fund, owned by AIG, is carried principally at the NAIC market value and the unrealized gain or loss reported as unassigned surplus.

      - Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for a specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

            Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the disposition of options are determined on the basis of specific identification and are included in income.

            Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Through out the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

            Any change in unrealized gains or losses on derivatives purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

      - Net Investment Gains (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of specific identification.

      - Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives and foreign currency translation are credited or charged to unassigned surplus.

      REVENUE RECOGNITION: Direct written premium contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement on Statutory Accounting Practices (SSAP) No. 66 entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments by using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2005 and 2004, accrued premiums related to the Company's retrospectively rated contracts amounted to $29,300 and $8,146, respectively, net of non-admitted premium balances of $3,256 and $905, respectively.

     Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts-Premiums, the Company records these estimates [commonly known as Earned But Unbilled (EBUB) Premiums] as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the EBUB premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

     In accordance with SSAP No. 53, the Company reviews its ultimate losses in respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projections and associated acquisition expenses. Investment income is not considered in the calculation.

     For certain lines of business for which the insurance policy is issued on a claims-made basis, the Company offers the Insured the option to purchase an extended reporting endorsement (commonly referred to as Tail Coverage), which permits the extended reporting of insured events after the termination of the claims made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

     REINSURANCE: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

     RETROACTIVE REINSURANCE: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the income statement. Surplus gains are reported as segregated unassigned funds (surplus) until the actual retroactive reinsurance recovered exceeds the consideration paid.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     As agreed with the Company's domiciliary state, the Company analyzed the status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including IBNR) exceeded $100 for compliance with the nine month rule as prescribed in SSAP No. 62, entitled Property and Casualty Reinsurance. Any such treaties for which the documentation required by SSAP No. 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the Domiciliary Insurance Department.

     DEPOSIT ACCOUNTING: All assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions in accordance with SSAP No. 62 and SSAP No. 75 entitled Reinsurance Deposit Accounting - An Amendment to SSAP No. 62, Property and Casualty Reinsurance.

     As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

     FOREIGN PROPERTY CASUALTY BUSINESS: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (AIUOA). See Note 5 for a description of AIUOA pooling arrangement and related financial statement presentation.

     COMMISSIONS AND UNDERWRITING EXPENSES: Commissions, premium taxes, and certain other underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP No. 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

     RESERVES FOR LOSSES AND LAE: The reserves for losses and LAE, including incurred but not reported (IBNR) losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     The Company  discounts  its loss reserves on workers' compensation claims.

     The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. At December 31,

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     2005 and 2004, the reserves for losses (net of reinsurance) subject to tabular discount were $2,135,010 and $1,423,684, respectively. As of December 31, 2005 and 2004, the Company's tabular discounting amounted to $194,527 and $151,671, respectively, all of which were applied to the Company's case reserves.

     As prescribed by the Pennsylvania Insurance statutes, the calculation of the Company's non-tabular discount is determined as follows:

     - For accident years 2001 and prior - based upon the industry payout pattern and a 6.0% interest rate.

     - For accident years 2002 and subsequent - based upon the yield of U.S. Treasury securities between one and twenty years and the Company's own payout pattern.

     At December 31, 2005 and 2004, the reserves for losses (net of reinsurance) subject to non-tabular discounting were $3,420,746 and $1,272,013, respectively. As of December 31, 2005, the Company's non-tabular discount amounted to $594,958, of which $224,416 and $370,542 was applied to case reserves and IBNR, respectively. As of December 31, 2004, the Company's non-tabular discount amounted to $191,239, all of which was applied to the Company's case reserves.

     FOREIGN EXCHANGE: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

     STATUTORY BASIS RESERVES: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

     POLICYHOLDERS' DIVIDENDS: Dividends to policyholders are charged to income as declared.

     CAPITAL AND SURPLUS: Common capital stock and capital in excess of par value represent amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

     NON-ADMITTED ASSETS: Certain assets, principally electronic data processing
     (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, prepaid expenses and certain deferred taxes that exceed statutory guidance are designated as Non-admitted Assets and are directly charged to unassigned surplus. EDP equipment is depreciated over five years using the straight line method. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2005 and 2004, depreciation and amortization expense amounted to $25,983 and $18,008, respectively.

     RECLASSIFICATIONS: Certain balances contained in the 2004 financial statements have been reclassified to conform with the current year's presentation.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

A.   ACCOUNTING ADJUSTMENTS TO 2005 STATUTORY BASIS FINANCIAL STATEMENTS

     During 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls over balance sheet reconciliations. As a result of these remediation efforts, management concluded that certain adjustments should be made to the assets, liabilities, net income and unassigned surplus as reported in the Company's 2004 amended Annual Statement. The adjustments resulted in an after tax statutory charge of $205,585. In accordance with SSAP No. 3, entitled Accounting Changes and Correction of Errors, the Company reported the impact to its 2004 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2005.

     CAPITAL AND SURPLUS, AS OF DECEMBER 31, 2004               $ 7,376,821

     Adjustments to Beginning Capital and Surplus:

       1. Asset realization                                        (242,195)

       2. Revenue recognition                                       (68,690)
                                                                -----------

             TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND
               SURPLUS, BEFORE FEDERAL INCOME TAXES                (310,885)

     Federal Income Taxes:

          Current federal income taxes                               23,551

          Deferred income taxes                                      81,749
                                                                -----------

             TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND
               SURPLUS, AFTER FEDERAL INCOME TAXES                 (205,585)
                                                                -----------

     CAPITAL AND SURPLUS, AS OF JANUARY 1, 2005                 $ 7,171,236
                                                                ===========

     An explanation for each of the adjustments for prior period corrections is described below:

     1. ASSET REALIZATION: As a result of the remediation of the internal control weaknesses related to the balance sheet reconciliations, a further review was performed of the Company's allowance for doubtful accounts and other accruals. Based on this review, the Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

     2. REVENUE RECOGNITION: As a result of the remediation of the internal control weaknesses related to the Company's revenue recognition policies, a further review was performed by the Company that resulted in revisions to revenues that were recognized in prior periods related to certain long duration environmental insurance contracts.

'
            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   ACCOUNTING ADJUSTMENTS TO 2004 STATUTORY BASIS FINANCIAL STATEMENTS

     As a result of regulatory inquiries into certain transactions, AIG conducted an internal review of information and certain transactions from January 2000 to May 2005. As part of the internal review, the Company reviewed the statutory accounting treatment for matters identified during the internal review and concluded that certain transactions required adjustment.

     An agreement was reached with the Company's domiciliary state to re-file its 2004 annual statement using the methodology prescribed under SSAP No.
     3. In applying this methodology, the Company has reflected the impact (in the amount of $545,684) to its 2003 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2004.

     A reconciliation of the Company's unassigned surplus balance from December 31, 2003 to January 1, 2004, taking into consideration these prior period adjustments, is outlined in the table below:

     CAPITAL AND SURPLUS, AS OF DECEMBER 31, 2003               $ 6,899,256

     Adjustments to beginning capital and surplus:

     1. Risk Transfer (Union Excess, Richmond and other)           (455,383)

     2. Coventry                                                    (16,817)

     3. In-Substance Defeasance                                      19,500

     4. Loss Reserves                                               (79,040)

     5. DBG Analysis                                                (56,278)

     6. Other Adjustments                                            42,334

     TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS            (545,684)
                                                                -----------

     CAPITAL AND SURPLUS, AS OF JANUARY 1, 2004                 $ 6,353,572
                                                                ===========

     The above reconciliation of the Company's unassigned surplus at January 1, 2004 is presented net of income taxes. The Company has evaluated any deferred income taxes arising from these adjustments for admissibility in accordance with NAIC SAP.

     An explanation of each of the accounting adjustments included in the reconciliation above are discussed below:

     1. RISK TRANSFER (UNION EXCESS, RICHMOND AND OTHER): Reinsurance ceded to Union Excess Reinsurance Company, Ltd. (Union Excess), a Barbados-domiciled reinsurer, Richmond Insurance Company, Ltd. (Richmond), a Bermuda-based reinsurance holding company, and some other insurance and reinsurance transactions were adjusted to deposit accounting due to insufficient risk transfer in accordance with SSAP No. 62 and SSAP No. 75.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     2.   COVENTRY:  Life  settlements  are  designed to assist  life  insurance policyholders to monetize the existing value of life insurance policies. The Company determined, in light of new information not available at the time the initial accounting determination was made, that the accounting for these transactions as insurance and reinsurance was a misapplication of statutory accounting and such transactions have been reversed in the Company's financial statements.

     3. IN-SUBSTANCE DEFEASANCE: The Company entered into a funding agreement and related interest rate swap. These contracts were intended to be entered into by American International Specialty Lines Insurance Company (AISLIC) to economically hedge a corresponding AISLIC contract. The Company has since assigned the intercompany funding agreement and novated the interest rate swap to AISLIC as if in each case the contracts had been entered into by AISLIC at inception.

     4. LOSS RESERVES: The Company determined that the unsupported changes in reserves independently from the actuarial process constituted errors which have been adjusted accordingly.

     5. DOMESTIC BROKERAGE GROUP (DBG) ANALYSIS: The Company has determined that allowances related to certain premium receivable, reinsurance recoverable and other assets were not sufficient. The adjustment has established additional allowances for these items.

     6. OTHER ADJUSTMENTS: The Company has summarized other miscellaneous adjustments that individually did not have a significant impact on the adjustment of its statutory financial statements.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 3 - INVESTMENTS

The amortized cost and NAIC market values* of the Company's bond investments at December 31, 2005 and 2004 are outlined in the table below:

                                                                                        GROSS          GROSS            NAIC *
                                                                      AMORTIZED      UNREALIZED      UNREALIZED         MARKET
                                                                        COST            GAINS          LOSSES           VALUE
                                                                     -----------     -----------     -----------     -----------
AS OF DECEMBER 31, 2005

   U.S. governments                                                  $    29,928     $       960     $        39     $    30,849
   All other governments                                                 649,321          10,352           8,611         651,062
   States, territories and possessions                                 1,835,166          44,713           4,654       1,875,225
   Political subdivisions of states, territories and possessions       2,643,663          60,523           2,539       2,701,647
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                        5,212,354         119,179           7,282       5,324,251
   Public utilities                                                       54,429             954             633          54,750
   Industrial and miscellaneous                                          381,458          18,070           9,014         390,514
                                                                     -----------     -----------     -----------     -----------
      TOTAL BONDS, AS OF DECEMBER 31, 2005                           $10,806,319     $   254,751     $    32,772     $11,028,298
                                                                     ===========     ===========     ===========     ===========
AS OF DECEMBER 31, 2004

   U.S. governments                                                  $    45,062     $     1,117     $       144     $    46,035
   All other governments                                                 465,565          17,831             260         483,136
   States, territories and possessions                                 2,097,759          58,903           4,204       2,152,458
   Political subdivisions of states, territories and possessions       1,933,929          56,880             555       1,990,254
   Special revenue and special assessment obligation and all
   non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                        4,300,455         131,102           2,836       4,428,721
   Public utilities                                                       10,515           1,205               -          11,720
   Industrial and miscellaneous                                          452,170           6,795             716         458,249
                                                                     -----------     -----------     -----------     -----------
      TOTAL BONDS, AS OF DECEMBER 31, 2004                           $ 9,305,455     $   273,833     $     8,715     $ 9,570,573
                                                                     ===========     ===========     ===========     ===========

As of December 31, 2005 and 2004, the actual fair market value, principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $11,030,435 and $9,673,296, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and NAIC market values* of bonds at December 31, 2005 and 2004, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.


                                                        2005                                 2004
                                             ----------------------------     ------------------------------
                                              AMORTIZED         NAIC *          AMORTIZED            NAIC *
AS OF DECEMBER 31,                              COST         MARKET VALUE         COST          MARKET VALUE
--------------------------------------       -----------     ------------     ------------     -------------
Due in one year or less                      $    86,639     $    87,166      $    29,408      $    37,302
Due after one year through five years            546,495         565,421          507,375          519,338
Due after five years through ten years         8,122,058       8,259,989        1,447,668        1,482,452
Due after ten years                            1,813,491       1,877,322        7,083,325        7,293,798
Mortgaged-backed securities                      237,636         238,400          237,679          237,683
                                             -----------     -----------      -----------      -----------
   TOTAL BONDS                               $10,806,319     $11,028,298      $ 9,305,455      $ 9,570,573
                                             ===========     ===========      ===========      ===========

During 2005 and 2004, proceeds from the sale of the Company's bonds were $2,114,173 and $2,126,400, respectively. During 2005 and 2004, the Company realized gross gains of $52,643 and $18,767, respectively and gross losses of $21,356 and $19,712, respectively, related to these sales.

During 2005 and 2004, proceeds from the sale of the Company's equity investments amounted to $585,696 and $501,264, respectively. Gross gains of $43,085 and $57,845 and gross losses of $8,592 and $7,161 were realized on those sales in 2005 and 2004, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and market values of the Company's common and preferred stocks at December 31, 2005 and 2004 are set forth in the table below:

                                         DECEMBER 31, 2005                                      DECEMBER 31, 2004
                     ----------------------------------------------------    ----------------------------------------------------
                                     GROSS         GROSS         NAIC *                       GROSS         GROSS        NAIC *
                      AMORTIZED    UNREALIZED    UNREALIZED      MARKET       AMORTIZED    UNREALIZED    UNREALIZED      MARKET
                         COST        GAINS         LOSSES        VALUE          COST          GAINS        LOSSES        VALUE
                     ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
Common Stocks:

   Affiliated        $2,168,153    $3,730,014    $  127,265    $5,770,902    $2,133,267    $3,137,924    $  179,416    $5,091,775
   Non-affiliated       591,892       101,725        18,543       675,074       602,818       188,730        13,355       778,193
                     ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
      TOTAL          $2,760,045    $3,831,739    $  145,808    $6,445,976    $2,736,085    $3,326,654    $  192,771    $5,869,968
                     ==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========
Preferred Stocks:

   Affiliated        $2,100,000    $        -    $        -    $2,100,000    $2,250,000    $        -    $        -    $2,250,000
   Non-affiliated        10,012           386           248        10,150         9,718           311           159         9,870
                     ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
      TOTAL          $2,110,012    $      386    $      248    $2,110,150    $2,259,718    $      311    $      159    $2,259,870
                     ==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========

The NAIC market value column for preferred stocks in the above table does not agree to the carrying amount in the Company's Statements of Admitted Assets due to the Company's redeemable preferred stocks being carried at amortized, while the Company's perpetual preferred stocks being carried at market value.

As of December 31, 2005 and 2004, the Company held derivative investments of $(44,341) and $(729), respectively.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The fair market value together with the aging of the pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2005 and 2004 is set forth in the table below:

                                           12 MONTHS OR LESS      GREATER THAN 12 MONTHS           TOTAL
                                        -----------------------   ----------------------   ----------------------
                                           FAIR      UNREALIZED     FAIR     UNREALIZED       FAIR     UNREALIZED
    DESCRIPTION OF SECURITIES             VALUE        LOSSES      VALUE       LOSSES         VALUE      LOSSES
-------------------------------------   ----------   ----------   --------   -----------   ---------   ----------
As of December 31, 2005:

  U. S. Governments                     $    5,333   $       39   $      -   $         -   $    5,333   $       39
  All Other Governments                    268,895        4,240    124,919         4,371      393,814        8,611
  States, territories and possessions      378,022        3,069     31,115         1,585      409,137        4,654
  Political subdivisions of states,
  territories and possessions              387,574        2,539          -             -      387,574        2,539
  Special revenue                          812,359        6,842     12,251           440      824,610        7,282
  Public utilities                          47,746          633          -             -       47,746          633
  Industrial and miscellaneous             113,404        4,603      5,753         4,411      119,157        9,014
                                        ----------   ----------   --------   -----------   ----------   ----------
  TOTAL BONDS                            2,013,333       21,965    174,038        10,807    2,187,371       32,772

  Common Stock                             287,947       20,822    336,178       124,986      654,125      145,808
  Preferred Stock                                -            -        751           248          751          248
                                        ----------   ----------   --------   -----------   ----------   ----------
  TOTAL STOCKS                             651,822      145,403      3,054           653      654,876      145,056
                                        ----------   ----------   --------   -----------   ----------   ----------
  TOTAL BONDS AND STOCKS                $2,665,155   $  167,368   $177,092   $    11,460   $2,842,247   $  178,828
                                        ==========   ==========   ========   ===========   ==========   ==========

As of December 31, 2004:

  U. S. Governments                     $    2,400   $      144   $      -   $         -   $    2,400   $      144
  All Other Governments                    121,010          260          -             -      121,010          260
  States, territories and possessions      170,120          982    285,409         3,227      455,529        4,204
  Political subdivisions of states,
  territories and possessions              174,418          555          -             -      174,418          555
  Special revenue                          365,583        2,110     22,410           245      387,993        2,836
  Public utilities                               -            -          -             -            -            -
  Industrial and miscellaneous              72,522          601     10,524           115       83,046          716
                                        ----------   ----------   --------   -----------   ----------   ----------
  TOTAL BONDS                              906,053        4,652    318,343         4,063    1,224,396        8,715
  Common Stock                             331,234      192,771          -             -      331,234      192,771
  Preferred Stock                                -            -        811           159          811          159
                                        ----------   ----------   --------   -----------   ----------   ----------
  TOTAL STOCKS                             331,234      192,771        811           159      332,045      192,930
                                        ----------   ----------   --------   -----------   ----------   ----------
  TOTAL BONDS AND STOCKS                $1,237,287   $  197,423   $319,154   $     4,222   $1,556,441   $  201,645
                                        ==========   ==========   ========   ===========   ==========   ==========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer);

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

c. In the opinion of the Company's management, it is probable that AIG may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2005, the Company has both the ability and intent to hold these investments to recovery.

During 2005 and 2004, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $2,652 and $702, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $0 and $7,726, respectively.

During 2005 and 2004, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

FOR THE YEARS ENDED DECEMBER 31,     2005      2004
--------------------------------   -------   --------
Marlwood                           $     -   $  8,877
Odyssey Invest                           -      1,914
Advance Technology Venture               -      1,045
DLJ Merchant Banking Partners        2,923          -
Castleriggs Partners                 2,412          -
Healthcare Partners III              1,491          -
Sandler Capital IV                   1,353          -
RCBA Strategic Partners              1,242          -
Polyventures II                      1,184          -
Items less than $1.0 million           661        754
                                   -------   --------

    TOTAL                          $11,266   $ 12,590
                                   =======   ========

As of December 31, 2005 and 2004, securities with a market value of $81,453 and $41,888, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

Securities carried at amortized cost of $1,499,498 and $1,248,472 were deposited with regulatory authorities as required by law at December 31, 2005 and 2004, respectively.

During 2005 and 2004, included in Net investment income earned were investment expenses of $6,226 and $6,053, respectively, and interest expense of $88,991 and $61,398, respectively.

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2005 and 2004 is set forth in the table below:

                                                           2005            2004
                                                       ------------    ------------
RESERVES FOR LOSSES AND LAE, AS OF BEGINNING
  OF THE PERIOD                                        $  9,811,368    $  6,686,734

Adjustments for prior period corrections                   (174,946)        908,324

Incurred losses and LAE related to:

    Current accident year                                 5,005,099       4,808,892

    Prior accident years                                  1,340,860         889,702
                                                       ------------    ------------

       TOTAL INCURRED LOSSES AND LAE                      6,345,959       5,698,594
                                                       ------------    ------------

Paid losses and LAE related to:

    Current accident year                                (1,274,795)       (930,546)

    Prior accident years                                 (2,921,286)     (2,551,738)
                                                       ------------    ------------

       TOTAL PAID LOSSES AND LAE                         (4,196,081)     (3,482,284)
                                                       ------------    ------------

RESERVES FOR LOSSES AND LAE, AS OF DECEMBER 31,        $ 11,786,300    $  9,811,368
                                                       ============    ============

During the 2005 and 2004 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $1,340,860 and $889,702, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures at year-end 2005 (see Note 12.B for further information concerning the Company's asbestos and environmental reserves).

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $198,497 and $170,076, respectively.

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $7,743,937 and $6,341,900, respectively (exclusive of intercompany pooling).

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 5 - RELATED PARTY TRANSACTIONS

A.    NATIONAL UNION INTERCOMPANY POOLING AGREEMENT

      The Company, as well as certain other insurance company subsidiaries of the Parent, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to the Company (the lead pooling participant). In turn, each pooling participant receives from the Company their percentage share of the pooled business.

      In connection therewith, the Company's share of the pool is 38.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

      A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                        NAIC CO.   PARTICIPATION
      MEMBER COMPANY                                      CODE         PERCENT
      --------------                                    --------   -------------
      National Union Fire Insurance Company
        of Pittsburgh, PA.                                19445         38.0%
      American Home Assurance Company                     19380         36.0%
      Commerce and Industry Insurance Company             19410         10.0%
      New Hampshire Insurance Company                     23481          5.0%
      The Insurance Company of the State
        of Pennsylvania                                   19429          5.0%
      Birmingham Fire Insurance Company of
        Pennsylvania                                      19402          5.0%
      AIU Insurance Company                               19399          1.0%
      American International Pacific
        Insurance Company                                 23795          0.0%
      American International South
        Insurance Company                                 40258          0.0%
      Granite State Insurance Company                     23809          0.0%
      Illinois National Insurance Company                 23817          0.0%


B.    AMERICAN INTERNATIONAL UNDERWRITERS OVERSEAS ASSOCIATION POOLING
      ARRANGEMENT

      AIG formed American International Underwriters Overseas Association (AIUOA), a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      A list of all members in the AIUOA and their respective participation percentages is set forth in the table below:

                                                                       NAIC CO.   PARTICIPATION
      MEMBER COMPANY                                                    CODE        PERCENT
      --------------                                                   --------   -------------
      American International Underwriters Overseas, Limited                  -         67.0%
      New Hampshire Insurance Company (NHIC)                             23481         12.0%
      National Union Fire Insurance Company of Pittsburgh, PA.           19445         11.0%
      American Home Assurance Company (AHAC)                             19380         10.0%


      In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, AHAC, and the Company.

      At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves and unearned premium reserves, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves and unearned premium reserves are recorded on a gross basis. As of December 31, 2005 and 2004, the Company's interest in AIUOA amounted to $613,711 and $530,063, respectively, gross of $957,256 and $623,392, respectively, in loss reserves and unearned premium reserves, after consideration of the National Union intercompany pooling agreement.

      Additionally, the Company holds 16.9% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2005, the Company's interest in AIG Europe S.A. amounted to $241,997.

C.    GUARANTEE ARRANGEMENTS

      The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

      The guarantees are not expected to have a material effect upon the Company's surplus as guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

      The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

A list of the guarantees that were in effect at December 31, 2005 is outlined in the table below:

As of December 31, 2005

                                      GUARANTEE  POLICYHOLDER    INVESTED   ESTIMATED POLICYHOLDERS'
GUARANTEED COMPANY                     ISSUED     OBLIGATIONS     ASSETS      LOSS       SURPLUS
------------------------------------- ---------- ------------- ------------ ---------  ------------
New Hampshire Indemnity Company,
Inc.                                  12/15/1997 $     156,315 $    279,068 $       - $      99,675
Audubon Insurance Company              11/5/1997       171,796       66,379         -        62,051
Landmark Insurance Company
(California)                            3/2/1998        81,202      222,233         -        98,347
Starr Excess Liability Insurance
Company, Ltd.                          7/29/1998       320,268    2,250,828         -       714,201
Starr Excess Liability Insurance
International Limited                  5/28/1998     2,060,866      454,066         -       203,015 *
American International Insurance
Company of PR                          11/5/1997       265,170      179,584         -       122,858 *
AHICO First American-Hungarian
Insurance Company                      9/15/1998         9,475       16,902         -     3,458,736 *
AIG Europe (Ireland) Ltd.             12/15/1997       531,701      367,461         -       154,614 *
AIG Global Trade and Political Risk    11/5/1997           615      417,860         -       162,650 *
AIG Poland Insurance Company           9/15/1998        24,906       30,296         -        26,689 *
AIG Russia Insurance Company ZAO       9/15/1998           n/a          n/a         -           n/a
AIG Slovakia Insurance Company A. S.  12/23/1998         5,116        3,832         -         3,359 *
First American Czech Insurance
Company, Rt.                           9/15/1998           n/a          n/a         -           n/a
La Meridional Compania Argentina de
Seguros S.A.                            1/6/1998        88,497       62,962         -        64,961 *
AIG Romania Insurance Company (w/d
2/13/03)                              12/23/1998        13,705       19,345         -         5,285 *
AIG Ukraine Insurance Company (w/d
2/13/03)                               10/1/2000         1,941        9,075         -           798 *
AIG Bulgaria Ins and Reinsurance Co
(w/d 2/13/03)                         12/31/1998         4,633        7,647         -         4,291 *
AIG Life Insurance Company(+)          7/13/1998     8,469,700    9,247,410         -       702,511 **
American International Assurance Co
(Bermuda) Ltd                          8/23/1999     7,466,172    9,552,342         -     1,346,926
American International Life Assurance
Company of N Y(+)                      7/13/1998     7,219,889    7,915,072         -       696,304
                                                 ------------- ------------ --------- -------------
   TOTAL GUARANTEES                              $  26,891,967 $ 31,102,362 $       - $   7,927,271
                                                 ============= ============ ========= =============

----
(+)   The guaranteed company is backed by a support agreeement issued by AIG.

(*)   Policyholders' surplus is based on local GAAP financial statements.

(**) Policyholders' surplus for life companies is increased by the asset valuation reserve (AVR).

(n/a) Not Available

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

D.    INVESTMENTS IN AFFILIATES

      As of December 31, 2005, the Company's preferred and common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                                               EQUITY AT
                                                     OWNERSHIP      COST        DECEMBER     CHANGE IN
      AFFILIATED INVESTMENT                           PERCENT       2005        31, 2005    EQUITY 2005
      ---------------------------------------------  ---------  ------------- ------------ ----------------
      Preferred Stocks:

      AIG Life Insurance Company                         100.0% $     100,000 $    100,000 $              -
      AIG Capital Corporation                            100.0%     2,000,000    2,000,000                -
                                                         -----  ------------- ------------ ----------------
         TOTAL PREFERRED STOCKS - AFFILIATES                        2,100,000    2,100,000                -
                                                                ------------- ------------ ----------------
      Common stocks:

      International Lease Finance Corporation             32.8%       793,240    2,000,248           65,177
      Lexington Insurance Company                         70.0%       257,973    1,795,395          228,474
      United Guaranty Corporation                         45.9%        74,893      272,619              (91)
      AIU Insurance Company                               32.0%        40,000      348,853          159,879
      American International Specialty Lines
      Insurance Company                                   70.0%       109,497      268,454          (12,344)
      Starr Excess Liability Insurance Company Ltd.      100.0%       385,454      714,201          133,184
      Pine Street Real Estate Holding Corp.               22.1%         3,139       14,964                3
      21st Century Insurance Group                        33.1%       467,720      346,106           55,189
      American International Realty, Inc.                 22.1%        20,736       17,769           (1,355)
      Eastgreen, Inc.                                      9.4%         8,976        9,768              249
      AIG Lodging Opportunities, Inc.                    100.0%         3,026          342           (2,779)
      National Union Fire Ins. Company of Vt.            100.0%         1,000       18,522           18,522
      National Union Fire Ins. Company of La.            100.0%         2,500        6,054              135
                                                         -----  ------------- ------------ ----------------
         TOTAL COMMON STOCKS - AFFILIATES                           2,168,154    5,813,295          644,243
                                                                ------------- ------------ ----------------
      TOTAL COMMON AND PREFERRED STOCK - AFFILIATES             $   4,268,154 $  7,913,295 $        644,243
                                                                ============= ============ ================

      The Company has ownership interests in certain affiliated real estate holding companies.

      The remaining equity interest in these investments, except for 21st Century Insurance Group, is owned by other affiliated companies, which are wholly owned by the Parent.

      From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2005, the Company's total investments in partnerships with affiliated entities where AIG interest was greater than 10.0% amounted to $548,880.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

E.    OTHER RELATED PARTY TRANSACTIONS

      The following table summarizes all transactions (excluding reinsurance and cost allocation transactions) that occurred during 2005 and 2004 between the Company and any affiliated companies* that exceeded half of one percent of the Company's admitted assets as of December 31, 2005 and 2004:

                                                ASSETS RECEIVED BY    ASSETS TRANSFERRED BY
                                                   THE COMPANY              THE COMPANY
      ----------------------------------------------------------------------------------------
                  EXPLANTION
       DATE OF        OF        NAME OF     STATEMENT                STATEMENT
      TRANSACTION TRANSACTION  AFFILIATE(*)   VALUE     DESCRIPTION     VALUE      DESCRIPTION
      ----------- -----------  -----------  ----------  -----------  ------------  -----------
      YEAR ENDED DECEMBER 31, 2005

       3/3/2005 Dividend         AIG      $        -         -     $     49,227      Cash
       6/3/2005 Dividend         AIG      $        -         -     $     59,870      Cash
       9/3/2005 Dividend         AIG      $        -         -     $     37,880      Cash
       3/3/2005 Dividend     ILFC /AIGCC  $   28,867      Cash     $          -         -
       6/3/2005 Dividend     ILFC /AIGCC  $   28,164      Cash     $          -         -
       9/3/2005 Dividend     ILFC /AIGCC  $   28,164      Cash     $          -         -
      12/3/2005 Dividend     ILFC /AIGCC  $   29,949      Cash     $          -         -

      YEAR ENDED DECEMBER 31, 2004

        3/3/2004 Dividend        AIG       $        -         -     $     48,348      Cash
        6/3/2004 Dividend        AIG       $        -         -     $     59,519      Cash
        9/3/2004 Dividend        AIG       $        -         -     $     48,875      Cash
       12/3/2004 Dividend        AIG       $        -         -     $     49,578      Cash
      12/17/2004 Purch Bonds     UGC       $  284,635     Bonds     $    284,635      Cash
        3/3/2004 Dividend     ILFC /AIGCC  $   27,636      Cash     $          -         -
        6/3/2004 Dividend     ILFC /AIGCC  $   27,812      Cash     $          -         -
        9/3/2004 Dividend     ILFC /AIGCC  $   27,812      Cash     $          -         -
       12/3/2004 Dividend     ILFC /AIGCC  $   28,867      Cash     $          -         -

      The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the Commonwealth of Pennsylvania, transactions with Union Excess and Richmond are treated as affiliated.

----
(*) International Lease Finance Corporation (ILFC); AIG Capital Corporation (AIGCC); United Guaranty Corporation (UGC).

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      The Company did not change its methods of establishing terms regarding any affiliate transaction during the years ended December 31, 2005 and 2004.

      In the ordinary course of business, the Company utilizes certain affiliated companies for data center systems, investment services, salvage and subrogation, and claims management. These companies are AIG Technology, Inc., AIG Global Investment Corp. and AIG Global Trust Services, Limited, AI Recovery, Inc., and AIG Domestic Claims, Inc., respectively. In connection with these services, the fees paid by the Company to these affiliates during 2005 and 2004 are outlined in the table below:

      FOR THE YEARS ENDED DECEMBER 31,       2005       2004
      ----------------------------------  ----------  ---------
      AIG Technology, Inc.(+)             $   28,183  $  25,778
      AIG Global Investment Corporation        5,188      4,241
      AIG Global Trust Services, Limited         143        229
      AI Recovery, Inc.                        3,772      3,274
      AIG Domestic Claims, Inc.              112,960    120,687
                                          ----------  ---------

         TOTAL                            $  150,246  $ 154,209
                                          ==========  =========

---
(+)   Formerly AIG Data Center, Inc.

      As of December 31, 2005 and 2004, short-term investments included amounts invested in the AIG Managed Money Market Fund of $19,369 and $109,446, respectively.

      Federal and foreign income taxes recoverable from the Parent as of December 31, 2005 and 2004 amounted to $763,168 and $630,958, respectively.

      During 2005 and 2004, the Company sold $202,251 and $227,539, respectively, of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,627 and $2,992, respectively, related to these transactions.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

As of December 31, 2005 and 2004, the Company had the following balances payable/receivable to/from its affiliates (excluding reinsurance transactions):

AS OF DECEMBER 31,                                     2005           2004
------------------                                  ----------     ----------
Balances with pool member companies                 $  403,833     $  709,843
Balances with less than 0.5% of admitted assets        483,156        481,022
                                                    ----------     ----------
PAYABLE TO PARENT, SUBSIDIARIES AND AFFILIATES      $  886,989     $1,190,865
                                                    ==========     ==========

AIG                                                 $  199,830     $        -
American Home Canada                                   156,575        156,575
Balances with pool member companies                    236,379        112,507
Balances with less than 0.5% of admitted assets        234,105        302,269
                                                    ----------     ----------
RECEIVABLE FROM PARENT, SUBSIDIARIES AND
 AFFILIATES                                         $  826,889     $  571,351
                                                    ==========     ==========

NOTE 6 -REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2005 and 2004, the Company's net premiums written and net premiums earned were comprised of the following:

FOR THE YEARS ENDED DECEMBER 31,              2005                           2004
                                  ---------------------------     ---------------------------
                                    WRITTEN         EARNED          WRITTEN          EARNED
                                  -----------     -----------     -----------     -----------
Direct Premiums                   $ 5,588,284     $ 5,838,904     $ 6,361,956     $ 6,291,282
Reinsurance premiums assumed:

       Affiliates                  22,153,164      21,595,324      21,103,816      19,703,510
       Non-affiliates                 494,482         548,499         502,326         533,280
                                  -----------     -----------     -----------     -----------
         GROSS PREMIUMS            28,235,930      27,982,727      27,968,098      26,528,072
                                  -----------     -----------     -----------     -----------
Reinsurance premiums ceded:

       Affiliates                  19,860,111      19,676,550      19,544,479      18,386,791
       Non-affiliates               1,288,840       1,270,214       1,394,320       1,548,619
                                  -----------     -----------     -----------     -----------
         NET PREMIUMS             $ 7,086,979     $ 7,035,963     $ 7,029,299     $ 6,592,662
                                  ===========     ===========     ===========     ===========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2005 and 2004 with the return of the unearned premium reserve is as follows:

                             ASSUMED REINSURANCE           CEDED REINSURANCE                   NET
                        ----------------------------    -------------------------   ------------------------
                         UNEARNED                        UNEARNED
                          PREMIUM        COMMISSION       PREMIUM     COMMISSION     PREMIUM     COMMISSION
                         RESERVES          EQUITY        RESERVES       EQUITY       RESERVES      EQUITY
                        -----------      -----------    -----------   -----------   -----------  -----------
DECEMBER 31, 2005

  Affiliated            $10,662,670      $ 1,218,460    $ 9,437,660   $ 1,100,419   $ 1,225,010  $   118,041

  Non Affiliated            891,932          101,924        507,060        59,123   $   384,872  $    42,801
                        -----------      -----------    -----------   -----------   -----------  -----------
  TOTALS                $11,554,602      $ 1,320,384    $ 9,944,720   $ 1,159,542   $ 1,609,882  $   160,842
                        ===========      ===========    ===========   ===========   ===========  ===========
DECEMBER 31, 2004

  Affiliated            $ 9,810,548      $ 1,168,029    $ 9,095,231   $ 1,058,103   $   715,317  $   109,926

  Non Affiliated            945,951          112,624        488,434        56,823       457,517       55,801
                        -----------      -----------    -----------   -----------   -----------  -----------
  TOTALS                $10,756,499      $ 1,280,653    $ 9,583,665   $ 1,114,926   $ 1,172,834  $   165,727
                        ===========      ===========    ===========   ===========   ===========  ===========

As of December 31, 2005 and 2004, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                            UNEARNED            PAID LOSSES           RESERVES FOR
                             PREMIUM                AND                 LOSSES AND
                            RESERVES                LAE                    LAE
                           -----------          -----------           ------------
DECEMBER 31, 2005

Affiliates                 $ 9,437,660          $    97,076           $ 36,164,744
Non-Affiliates                 507,060              322,835              3,728,454
                           -----------          -----------           ------------
Total                      $ 9,944,720          $   419,911           $ 39,893,198
                           ===========          ===========           ============

DECEMBER 31, 2004

Affiliates                 $ 9,095,231          $    (5,225)          $ 29,697,663
Non-Affiliates                 488,434              264,218              2,999,793
                           -----------          -----------           ------------
TOTAL                      $ 9,583,665          $   258,993           $ 32,697,456
                           ===========          ===========           ============

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's unsecured reinsurance recoverables as of December 31, 2005 in excess of 3.0% of its capital and surplus is set forth in the table below:

As of December 31, 2005

                                                            NAIC CO.
REINSURER                                                    CODE      AMOUNT
---------------------------------------------------------  --------  -----------
Affilliates:
     American Home Assurance Company                        19380   $ 24,242,369
     Commerce and Industry Insurance Company                19410      6,618,032
     Insurance Company of the State of Pennsylvania.        19429      3,366,695
     New Hampshire Insurance Company                        23841      3,350,984
     Birmingham Fire Insruance Company of Pennsylvania      19402      3,318,439
     AIU Insurance Company                                  19399        812,461
     American International Insurance Company               32220        512,797
     Transatlantic Reinsurance Company                      19453        288,819
     National Union Fire Company of Pittsburgh,
     Pennsylvania                                           19445        266,849
     American International Underwriters Overseas, Ltd.         -        222,538
     New Hampshire Indemnity Company                        23833        153,724
     AIG Global Trade And Political Risk Ins Company        10651        133,127
     United Guaranty Insurance Company                      11715         49,313
     Transatlantic Reinsurance Company                          -         27,276
     Landmark Insurance Company                             35637          9,688
     Audubon Insurance Company                              19933          6,111
     Starr Excess Liability Insurance Company, Ltd.         10932          4,779
     Hartford Steam Boiler Inspection And Insurance Co.     11452          4,290
     Euroguard Insurance Company, Limited                       -          3,807
     Illinois National Insurance Company                    23817          3,667
     National Union Fire Ins Company of Vermont                 -          3,216
     AIU Insurance Company (Japan)                              -          2,917
     American International Life Assurance Co. of NY (US)   60607          2,709
     Granite State Insurance Company                        23809          2,547
     Ascot Syndicate Lloyds 1414                                -          2,230
     American General Life Ins Co                           60488          2,091
     Arabian American Insurance Co. Ltd                         -          1,059
     First American Polish Ins Co                               -          1,040
     Other affiliates less than $1.0 million                    -         35,535
                                                                    ------------
        TOTAL AFFILIATES                                              43,449,109
                                                                    ------------

Non-Affilliates:

     Lloyd's Syndicates                                         -        387,270
                                                                    ------------
        TOTAL NON AFFILIATES                                             387,270
                                                                    ------------

   TOTAL AFFILIATES AND NON AFFILIATES                              $ 43,836,379
                                                                    ============

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

During 2005 and 2004, the Company reported in its Statements of Income $45,537 and $65,363, respectively, of statutory underwriting losses, which were comprised of premiums earned of ($1,805) and ($8,777), respectively, less losses incurred of $43,732 and $56,586, respectively, as a result of commutations with the following reinsurers:

COMPANY                                     2005      2004
---------------------------------------   -------   -------
SCOR Reinsurance Company                  $44,800   $22,458
General Re Corp                                 -    16,984
Converium Reins.                                -     7,947
AXA Albingia                                    -     6,161
CX Reinsurance                                  -     4,511
AXA Corporate Solutions                         -     3,668
National Indemnity Co.                          -     2,819
Other reinsurers less than $1.0 million       737       815
                                          -------   -------

TOTAL                                     $45,537   $65,363
                                          =======   =======

As of December 31, 2005 and 2004, the Company had reinsurance recoverables on paid losses in dispute of $149,456 and $80,435, respectively.

During 2005, the Company had written off reinsurance recoverable balances of $68,909.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2005, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                 ASSUMED       CEDED
                                                ---------    ---------
Reserves Transferred:

   Initial Reserves                             $ 228,366    $ 478,934
   Adjustments - prior year(s)                   (187,916)     (23,011)
   Adjustments - current year                       7,160      (12,417)
                                                ---------    ---------

   BALANCE AS OF DECEMBER 31, 2005                 47,610      443,506
                                                ---------    ---------

Paid Losses Recovered:

   Prior year(s)                                    3,391      344,068
   Current year                                     9,499       30,781
                                                ---------    ---------

   TOTAL RECOVERED AS OF DECEMBER 31, 2005         12,890      374,849
                                                ---------    ---------

   CARRIED RESERVES AS OF DECEMBER 31, 2005     $  34,720    $  68,657
                                                =========    =========

Consideration Paid or Received:

   Initial Reserves                             $ 212,797    $ 291,794
   Adjustments - prior year(s)                   (190,000)     (19,040)
   Adjustments - current year                           -         (876)
                                                ---------    ---------

   TOTAL PAID AS OF DECEMBER 31, 2005           $  22,797    $ 271,878
                                                =========    =========

Special Surplus from Retroactive Reinsurance:

   Initial surplus gain or loss realized$       $       -    $  50,201
   Adjustments - prior year(s)                          -       35,909
   Adjustments - current year                           -      (14,220)
                                                ---------    ---------

   BALANCE AT DECEMBER 31, 2005                 $       -    $  71,890
                                                =========    =========

CUMULATIVE FUNDS TRANSFERRED TO UNASSIGNED
SURPLUS AS OF DECEMBER 31, 2005                 $       -    $   6,628
                                                =========    =========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's retroactive reinsurance balances (by reinsurer) as of December 31, 2005, is set forth in the table below:

AS OF DECEMBER 31, 2005

REINSURER                                                  ASSUMED    CEDED
--------------------------------------------------------   -------   -------
American International Reins. Co.                          $     -   $60,516
American International Specialty Lines Insurance Company    16,760         -
Guideone Mutual Ins Co.                                      9,648         -
Commerce and Industry Insurance Company of Canada            7,280         -
PEG Reinsurance Co.                                              -     1,473
Upinsco Inc                                                      -     1,143
Swiss Re America Corp                                            -     1,138
All other reinsurers less than $1.0 million                  1,074     4,387
                                                           ------    -------

  TOTAL                                                    $34,762   $68,657
                                                           =======   =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is actually transferred. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2005 and 2004, the Company's deposit assets and liabilities were comprised of the following:

                                          2005                       2004
                             ------------------------   ------------------------
                              DEPOSIT       DEPOSIT       DEPOSIT      DEPOSIT
                              ASSETS      LIABILITIES     ASSETS     LIABILITIES
                             ----------   -----------   ----------   -----------
Direct                       $        -   $    59,922   $        -   $    34,823
Assumed                               -       454,039            -       656,512
Ceded                         1,410,584             -    1,729,756             -
                             ----------   -----------   ----------   -----------

  BALANCE AS OF DECEMBER 31, $1,410,584   $   513,961   $1,729,756   $   691,335
                             ==========   ===========   ==========   ===========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

A reconciliation of the Company's deposit assets and deposit liabilities as of December 31, 2005 and 2004 is set forth in the table below:

                                                            2005                          2004
                                                 --------------------------    --------------------------
                                                   DEPOSIT        DEPOSIT        DEPOSIT        DEPOSIT
                                                    ASSETS      LIABILITIES      ASSETS       LIABILITIES
                                                 -----------    -----------    -----------    -----------
BALANCE AS OF BEGINNING OF PERIOD                $ 1,729,756    $   491,335    $ 2,216,987    $   789,132

   Deposit activity, including loss recoveries      (471,268)       (12,605)      (459,259)       (88,858)

   Interest income or expense, net of
   amortization of margin                             95,951         35,231        112,880         (8,939)

   Change in non-admitted asset portion               56,145              -       (140,852)             -
                                                 -----------    -----------    -----------    -----------

BALANCE AS OF DECEMBER 31,                       $ 1,410,584    $   513,961    $ 1,729,756    $   691,335
                                                 ===========    ===========    ===========    ===========

During 2005 the Company received consideration of $79,279 resulting from the commutations of its reinsurance deposit accounting arrangement with the Richmond Insurance Company, Ltd.

As of December 31, 2005, the deposit assets with related parties, mostly reinsurance transaction with Union Excess, amounted to $ 1,258,466. During 2005, the Company commuted $272,387 of the deposit assets with Union Excess and Richmond resulting in a $3,944 loss.

NOTE 9 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. federal income tax return with the Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Parent for tax benefits relating to any net losses or any tax credits of the Company utilized in filing the consolidated return. The federal income tax recoverables in the accompanying Statements of Admitted Assets are due from the Parent. As of December 31,
2005 and 2004, the U.S. federal income tax rate applicable to ordinary income was 35.0%.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The components of the Company's net deferred tax assets / liabilities at December 31, 2005 and 2004 are as follows:

AS OF DECEMBER 31,                                  2005           2004
----------------------------------------------   -----------    -----------
Gross deferred tax assets                        $ 1,044,743    $   870,158
Gross deferred tax liabilities                      (484,906)      (425,130)
Non-admitted deferred tax assets in accordance
with SSAP No.10 entitled Income Taxes               (173,931)       (65,196)
                                                 -----------    -----------

NET DEFERRED TAX ASSETS ADMITTED                 $   385,906    $   379,842
                                                 ===========    ===========
CHANGE IN DEFERRED TAX ASSETS NON-
ADMITTED                                         $  (108,735)   $    65,196
                                                 ===========    ===========

During 2005 and 2004, the Company's current federal income tax expense (benefit) was comprised of the following:

FOR THE YEARS ENDED DECEMBER 31,                2005         2004
-------------------------------------------   ---------    ---------
Income tax expense (benefit) on net
underwriting and net investment income        $(106,539)   $  65,519

Federal income tax adjustment - prior years      (1,377)      35,628

                                              ---------    ---------
CURRENT INCOME TAX EXPENSE (BENEFIT)          $(107,916)   $ 101,147
                                              =========    =========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The composition of the Company's net deferred tax assets at December 31, 2005 and 2004, along with the changes in deferred income taxes for 2004, is set forth in the table below:


AS OF DECEMBER 31,                         2005            2004         CHANGE
                                        -----------    -----------    -----------
Deferred Tax Assets

   Loss reserve discount                $  506,988    $  422,379    $   84,608
   Non-admitted assets                     157,505       157,780          (275)
   Unearned premium reserve                300,386       289,999        10,387
   Other temporary difference               79,865             -        79,865
                                        ----------    ----------    ----------

     GROSS DEFERRED TAX ASSETS           1,044,743       870,158       174,585
   Non-admitted deferred tax assets       (173,931)      (65,196)     (108,735)
                                        ----------    ----------    ----------

     ADMITTED DEFERRED TAX ASSETS          870,812       804,962        65,850
                                        ----------    ----------    ----------

Deferred Tax Liabilities

   Unrealized capital gains               (185,655)     (167,587)      (18,068)
   Other temporary differences            (299,251)     (257,543)      (41,708)
                                         ----------    ----------    ----------

   GROSS DEFERRED TAX LIABILITIES         (484,906)     (425,130)      (59,776)
                                         ----------    ----------    ----------

     NET ADMITTED DEFERRED TAX ASSETS   $  385,906    $  379,832    $    6,074
                                        ==========    ==========    ==========

   Gross deferred tax assets            $1,044,743    $  870,158    $  174,585
   Gross deferred tax liabilities         (484,906)     (425,131)      (59,775)
                                        ----------    ----------    ----------

   NET DEFERRED TAX ASSETS              $  559,837    $  445,027       114,810
                                        ==========    ==========
   Income Tax effect of unrealized
   capital gains/(losses)                                               18,068
                                                                    ----------

   CHANGE IN DEFERRED INCOME TAXES                                  $  132,877
                                                                    ==========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The actual tax expense (benefit) on income from operations differs from the tax expense (benefit) calculated at the statutory tax rate. A reconciliation of the Company's income tax expense (benefit) together with the significant book to tax adjustments for 2005 is set forth below:

                                                      AMOUNT         TAX EFFECT
                                                   -----------       -----------
Net income before federal income taxes             $ 48,062          $  16,822

  Book to tax adjustments:

  Tax exempt income and dividends received
   deduction                                       (358,917)          (125,621)

  Intercompany dividends                           (149,147)           (52,202)

  Federal income tax adjustment - prior year              -             (1,377)

  Remediation adjustments                                 -            (41,254)

  Foreign tax credits                                     -            (15,200)

  Other                                               6,055              2,102
                                                  ----------         ----------

   TOTAL BOOK TO TAX ADJUSTMENTS                   (502,059)          (233,552)
                                                  ----------         ----------

TOTAL FEDERAL TAXABLE LOSS AND TAX BENEFIT         $(453,997)        $ (216,730)
                                                  ==========         ==========

Current federal income tax expense (benefit)                        $ (107,916)

Income tax on net realized capital gains                                24,064

Change in net deferred income taxes                                   (132,878)
                                                                     ----------

Total Federal income tax (benefit)                                   $ (216,730)
                                                                     ==========

The amount of federal income tax incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

Current year                       $       -

First preceding year               $  89,858

The Company did not have any unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2005.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A.    GENERAL

      Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

      AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

      Annual funding requirements are determined based on the PROJECTED UNIT CREDIT COST METHOD which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service.

      The Company's share of net expense for the qualified pension plan amounted to $6,900 and $10,400 for 2005 and 2004, respectively.

B.    DEFERRED COMPENSATION PLAN

      Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. Details of these plans are published in AIG's 2005 Annual Report on Form 10-K. During 2005, the Parent allocated $2,298 of the total cost of these stock options and certain other deferred compensation programs to the Company.

C.    POSTRETIREMENT BENEFIT PLANS

      AIG's US postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50% of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32, with a maximum $25 thereafter.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

      The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2005 and 2004 were $140,100 and $179,100, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $200 and $100 for 2005 and 2004, respectively.

      AIG is the Plan Sponsor of the pension and post retirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

      The Company's weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2005 and 2004 are set forth in the table below:

      AS OF DECEMBER 31,                                 2005            2004
      -----------------------------------------       ----------      ---------
         Discount rate                                  5.50%           5.75%

         Rate of compensation increase (average)        4.25%           4.25%

         Measurement date                             12/31/2005      12/31/2004

         Medical cost trend rate                          N/A             N/A

D.    POST-EMPLOYMENT BENEFITS AND COMPENSATED ABSENCES

      AIG provides certain benefits provided to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include medical and life insurance continuation and COBRA medical subsidies.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS:

A.    CAPITAL AND SURPLUS

      The issued capital and surplus position of the Company at December 31, 2005 and 2004 was as follows:

                                                      2005            2004
                                                 ------------     -----------
      Common stock, par value                    $      4,479     $     4,479

      Common stock in excess of par value           2,694,092       2,494,262
                                                 ------------     -----------

              TOTAL CAPITAL                         2,698,571       2,498,741
                                                 ------------     -----------

      Unassigned surplus                            5,349,702       4,791,970

      Special surplus from retroactive
          reinsurance arrangements                     71,890          86,110
                                                 ------------     -----------

           TOTAL SURPLUS                            5,421,592       4,878,080
                                                 ------------     -----------

         TOTAL CAPITAL AND SURPLUS               $  8,120,163     $ 7,376,821
                                                 ============     ===========

      The portion of unassigned funds (surplus) at December 31, 2005 and 2004 represented or reduced by each item below is as follows:

                                                      2005            2004
                                                 ------------     -----------
      Unrealized gains and losses                $  4,083,298     $ 3,367,546

      Non-admitted asset values                  $   (648,626)    $  (560,238)

      Provision for reinsurance                  $   (201,761)    $  (334,696)

B.    RISK-BASED CAPITAL REQUIREMENTS

      The NAIC has adopted a Risk-based Capital ("RBC") formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

      In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2005 reporting period.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

C.    DIVIDEND RESTRICTIONS

      Under Pennsylvania law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted [on the basis of the greater of 10.0% of the Company's statutory surplus, (excluding approximately $1,900,000 from an investment in an affiliate for which proper approval from the Insurance Department of the Commonwealth of Pennsylvania has been received) as of December 31, 2005, or 100.0% of the Company's net income for the year then ended] as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the Commonwealth of Pennsylvania. In connection therewith, at December 31, 2005, the maximum dividend payments, which may be made without prior approval during 2006, is approximately $622,016.

      Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

NOTE 12 - CONTINGENCIES

A.    LEGAL PROCEEDINGS

      The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

      Other legal proceedings include the following:

      AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. On January 28, 2005, the Alabama trial court determined that one of the current actions may proceed as a class action on behalf of the 1999 classes that were allegedly defrauded by the settlement.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      The AIG Defendants and Caremark are seeking appellate relief from the Alabama Supreme Court. The AIG Defendants cannot now estimate either the likelihood of its prevailing in these actions or the potential damages in the event liability is determined.

      On September 2, 2005, AIG sued Robert Plan Corporation, the agency which services personal auto assigned risk business alleging the misappropriation of funds and other violations of contractual arrangements. On September 27, 2005, Robert Plan Corporation countersued AIG for $370,000 in disgorged profits and $500,000 of punitive damages. Subsequently, American Home Assurance Company (American Home) was named as a counterclaim defendant in this case. American Home believes that the countersuit is without merit and intends to defend it vigorously.

      Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the
      DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG will make payments totaling approximately $1,640,000, including (i) $375,000 to be paid into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. and (ii) $343,000 to be paid into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. No amounts to be paid under the related settlement agreements will be charged to the Company, although the Company and certain affiliates will be required to adopt various business reforms.

      Various federal and state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions. It is possible that additional civil or regulatory proceedings will be filed. Additionally, various actions have been brought against AIG arising out of the liability of certain AIG subsidiaries, including the Company, for taxes, assessments, and surcharges for policies of workers compensation insurance. As of December 31, 2005, the Company recorded a provision of $57,494 to cover any contingent liabilities arising from the potential underpayment of these premium taxes and assessments.

      Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court (Massachusetts and Florida) and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices for insurance coverage in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey. The remainder of these cases have been transferred to the District of New Jersey.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint which names AIG and the following additional AIG subsidiaries as defendants: AIU Insurance Company, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania, Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania. Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA. The AIG defendants, along with other insurer defendants and the broker defendants filed motions to dismiss both the Commercial and Employee Benefits Complaints. Plaintiffs' have filed a Motion for Class Certification in the consolidated action, which defendants will oppose. Both the motion to dismiss and the class certification motions are pending.

      On January 18, 2006, American International Aviation Agency, Inc. (AIAA) and Redholm Underwriting Agents Limited (Redholm) commenced two separate arbitration proceedings against New Hampshire Insurance Company (NHIC) in the United States and United Kingdom, respectively, seeking to prevent NHIC from terminating and/or breaching certain agreements with AIAA, Redholm and their affiliates. On the same date, AIAA filed an action in Georgia state court against NHIC, and sought an injunction barring NHIC from terminating and/or breaching these agreements pending the outcome of the arbitration. AIAA and Redholm were, at the time, managing general agents for certain insurance company subsidiaries of AIG, and are wholly owned by C.V. Starr & Co., Inc. (C.V. Starr), a company that is controlled by certain former senior executives of AIG. AIG and its affiliates thereafter terminated their managing general agency relationship with AIAA. They had previously terminated their agency relationship with Redholm.

      Subsequent to the commencement of these arbitration proceedings, two other managing general agencies owned by C.V. Starr - American International Marine Agency, Inc. (AIMA), and C.V. Starr & Co. (Starr California) - commenced two additional arbitration proceedings against AIG and certain of its affiliates, and Starr Technical Risks Agency, Inc. (Starr Tech), a third C.V. Starr agency (together with AIAA, AIMA and Starr California, the C.V. Starr Agencies), asserted claims in an arbitration that had been commenced by certain AIG subsidiaries. The AIG insurance companies named in claims asserted by the C.V. Starr Agencies are: The Insurance Company of the State of Pennsylvania, Illinois National Insurance Co., American International South Insurance Company, Granite State Insurance Company, AISLIC, National Union, Birmingham Fire Insurance Company of Pennsylvania, American Home, Commerce and Industry Insurance Company, and AIU Insurance Company (the AIG Insurance Company Defendants). The claims asserted by the C.V. Starr Agencies allege that AIG and the AIG Insurance Company Defendants are irreparably harming the C.V. Starr Agencies by, among other things, misappropriating their business relationships and proprietary information, predatorily hiring their employees, and restricting their access to offices, computer systems, documents and other information. They seek damages and injunctive relief: (i) permitting the C.V. Starr Agencies to operate independently from AIG, and to produce business for other companies, and (ii) restraining AIG and its affiliates from competing with the C.V. Starr Agencies for certain business and from using the C.V. Starr Agencies' proprietary information.

      AIG and certain of the AIG Insurance Company Defendants have also instituted arbitration and litigation in New York and litigation in Georgia seeking damages, equitable and injunctive relief: (i) preventing the C.V. Starr Agencies from denying AIG access to its documents and information; (ii) enjoining the C.V. Starr Agencies from engaging in certain insurance and reinsurance transactions with non-AIG companies;
      (iii) requiring the C.V. Starr Agencies to relinquish control of certain premium trust funds; and (iv) seeking damages resulting from any

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      improper or illegal conduct of the C.V. Starr Agencies. AIG and its affiliates have also terminated or provided notice of termination of their managing general agency relationships with Starr Tech and Starr California.

      On March 20, 2006, C.V. Starr filed a lawsuit in the United States District Court for the Southern District of New York against AIG, alleging that the use by certain AIG affiliates of the name "Starr" in commerce infringes trademarks held by C.V. Starr. The Complaint alleges claims for federal trademark infringement, common law unfair competition, service mark infringement and dilution pursuant to New York law. C.V. Starr also alleges that AIG's continued ownership of certain Internet domain names that include the "Starr" name, violates federal law and constitutes conversion of C.V. Starr property. C.V. Starr seeks to enjoin AIG from using the name Starr, to turn over its rights in certain trademark and domain name rights, and also seeks damages as a result of these violations.

      AIG and its affiliates involved in the arbitration and litigation proceedings with the C.V. Starr Agencies cannot now estimate either the likelihood of their prevailing in these actions or any potential damages in the event liability is determined.

      AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

      Except for the provisions the Company recorded related to the contingent liabilities arising out of the potential underpayment of premium taxes and assessments described in the preceding paragraphs, the Company cannot predict the outcome of the matters described above, estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an inter-company pooling arrangement and, accordingly, no reserve is being established in the Company's financial statements at December 31, 2005. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.    ASBESTOS AND ENVIRONMENTAL RESERVES

      The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claim loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claim development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

      The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

      A reconciliation of the Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) as of December 31, 2005 and 2004, gross and net of reinsurance credits, is set forth below:

                                                            ASBESTOS LOSSES            ENVIRONMENTAL LOSSES
                                                      ---------------------------     ----------------------
                                                         2005             2004          2005          2004
                                                      --------------    ---------     ---------    ---------
      Direct :

      Loss and LAE reserves, beginning of period      $      731,546    $  272,012    $  271,161   $ 196,300

         Incurred losses and LAE                             517,176       535,892        66,554     117,838
         Calendar year paid losses and LAE                  (100,673)      (76,358)      (33,001)    (42,977)
                                                      --------------    ----------    ----------   ---------
      Loss and LAE reserves, as of December 31,       $    1,148,049    $  731,546    $  304,714   $ 271,161
                                                      ==============    ==========    ==========   =========
      Assumed:

      Loss and LAE reserves, beginning of period      $       95,171    $   34,601     $   6,994   $   8,522

         Incurred losses and LAE                              15,540        66,069           876        (587)
         Calendar year paid losses and LAE                   (7,901)        (5,499)         (944)       (941)
                                                      --------------    ----------    ----------   ---------
      Loss and LAE reserves, as of December 31,       $      102,810    $   95,171     $   6,926   $   6,994
                                                      ==============    ==========    ==========   =========
      Net of Reinsurance:

      Loss and LAE reserves, beginning of period      $      367,609    $  108,999    $  149,915   $ 85,324

         Incurred losses and LAE                             220,900       291,003        17,322      87,348
         Calendar year paid losses and LAE                   (41,472)      (32,393)      (24,761)    (22,757)
                                                      --------------    ----------    ----------   ---------
      LOSS AND LAE RESERVES, AS OF DECEMBER 31,       $      547,037    $  367,609    $  142,476   $ 149,915
                                                      ==============    ==========    ==========   =========

      Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2005 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

C.    OTHER CONTINGENCIES

      In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

      As of December 31, 2005, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

      In connection therewith, as of December 31, 2005 the Company's loss reserves eliminated by annuities and unrecorded loss contingencies amounted to $764,800 and $745,100, respectively.

      The Company has entered into a credit agreement with its Parent, whereby the Company may loan, subject to contractually agreed interest rates, up to a maximum of $410,000. As of December 31, 2005, the Company had no outstanding loan balances due from its Parent related to this credit arrangement.

      As part of its private equity portfolio investment, as of December 31, 2005, the Company may be called upon for an additional capital investment of up to $422,500. The Company expects only a small portion of this additional capital will be called during 2006.


      The Company has committed to provide Pound Sterling 50,000 ($86,000) in capital to a Lloyd's Syndicate. The Company believes that the likelihood of a payment during 2006 is remote.

      As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A.    SEPTEMBER 11, 2001 EVENTS

      As of December 31, 2005 and 2004, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

      AS OF DECEMBER 31,                            2005           2004
      --------------------                     ------------     -----------
      Gross of reinsurance                     $    473,083     $  473,083
      Ceded reinsurance                            (408,188)      (408,188)
                                               ------------     ----------
        NET OF REINSURANCE                     $     64,895     $   64,895
                                               ============     ==========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

B.    PROPERTY CATASTROPHE LOSSES

      During 2005, the Company incurred significant losses related to certain hurricane events. In connection therewith, the Company's estimate of its potential pre-tax loss exposure, including the cost of reinstatement premiums, related to these events is set forth in the table below:


                     LOSS OCCURRENCE                                                      PRE-TAX LOSS
      HURRICANE          PERIOD             CATEGORY      AREA / REGION                    EXPOSURE
      ---------     -------------------     --------  --------------------------------   -------------
      Katrina           August 2005             4     Louisiana / Central Gulf Coast      $   193,522
      Rita              September 2005          3     Southwestern Louisiana and Texas         50,551
      Wilma             October 2005            3     Southern Florida                         65,967
                                                                                          -----------
      TOTAL                                                                               $   310,040
                                                                                          ===========

C.    OTHER

      The Company underwrites a significant concentration of its direct business with brokers.

      As of December 31, 2005 and 2004, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,900,000 and $3,369,400, respectively. As of December 31, 2005 and 2004, the amount billed and recoverable on paid claims was $350,900 and $387,600, respectively, of which $17,600 and $22,300, respectively, were non-admitted.

      The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2005 and 2004, policyholder dividends amounted to $20 and $562, respectively, and were reported as Other Gains in the accompanying Statements of Income.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      As of December 31, 2005 and 2004, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

      AS OF DECEMBER 31,                             2005          2004
      ------------------------------------------   ---------     ---------
      Guaranty funds receivable or on deposit      $  21,216     $  19,745
      Loss funds on deposit                           65,974        79,741
      Outstanding loss drafts - suspense accounts    537,881       293,066
      Accrued recoverables                             7,157         6,294
      Other assets                                   (27,064)       67,240
      Allowance for Doubtful Accounts               (471,565)     (109,621)
                                                   ---------     ---------
         TOTAL OTHER ADMITTED ASSETS               $ 133,599     $ 356,465
                                                   =========     =========

      Guaranty fund receivables represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years.

      The Company routinely assesses the collectibility of its receivable balances for potentially, uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2005 and 2004, the Company established an allowance for doubtful accounts of $471,565 and $109,621, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

      During 2005, the Company recorded $153,838 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $208,106 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

NOTE 14 - SUBSEQUENT EVENTS

In February 2006, the Company entered into a Capital Maintenance Agreement (CMA) with its Parent. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200.0% of the Company's Authorized Control Level RBC, as reported in the Company's 2005 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, the Parent will provide a capital contribution to the Company in an amount equal to the difference between the Company's Total Adjusted Capital and 200.0% of the Company's Authorized Control Level RBC. In lieu of making any capital contribution, with the approval of the domiciliary department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2005 Annual Statement with its domiciliary regulator, this CMA superseded and replaced a similar agreement that was effective October 15, 2005 related to the Company's December 31, 2004 surplus position.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

During 2005, the board of directors of the Parent, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and LAE reserve strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Parent contributed $199,830 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $199,830 with its Parent and increased its Capital in Excess of Par Value accordingly. The recognition of this surplus contribution has been approved by the Pennsylvania Insurance Department.

In addition, with approval of the Company's domiciliary regulator, AIG provided the Company with a letter of credit for unauthorized reinsurance recoverables, at December 31, 2005, authorizing the withdrawal of up to $380,000. In addition, the calculation of the provision for reinsurance reflects the affects of cash collections from affiliates subsequent to December 31, 2005.

NOTE 15 - POLICYHOLDERS' SURPLUS AND NET INCOME RECONCILIATION

A reconciliation of policyholder's surplus as of December 31, 2005 and net income for the year ended, as previously reported in the Company's annual statements filed with regulatory authorities, and the amounts, as adjusted, reported in the accompanying statutory basis financial statements, is presented in the following table:

                                                                        POLICYHOLDERS'      NET
                                                                           SURPLUS        INCOME
                                                                        ------------------------

AS REPORTED IN THE 2005 ANNUAL STATEMENT PREVIOUSLY FILED                 $8,046,993    $ 58,744

 Adjustment to accruals and provisions, net of federal income tax             73,170      73,170
                                                                        ------------------------

AS REPORTED IN THE ACCOMPANYING STATUTORY BASIS FINANCIAL STATEMENTS      $8,120,163    $131,914
                                                                        ========================

Certain expense accruals and provisions are calculated differently for GAAP basis financials and NAIC SAP basis financials. During the preparation of the annual statement, the Company did not properly eliminate or adjust the GAAP basis accruals and provisions when the NAIC SAP basis accruals and provisions were recorded. As a result, certain expenses were recorded twice.

                          PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

The following financial statements are included herein, as indicated below, to this Registration Statement:

    (1) Audited Financial Statements of Variable Account I of AIG Life Insurance Company for the year ended December 31, 2005, are included in Part B of the registration statement.

    (2) Audited Financial Statements of AIG Life Insurance Company for the year ended December 31, 2005, for the year ended December 31, 2004 and for the year ended December 31, 2003 are included in Part B of the registration statement.

    (3) The statutory statement of admitted assets, liabilities, capital and surplus of National Union Fire Insurance Company of Pittsburgh, Pa. as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2005 are included in Part B of the registration statement.

(b) Exhibits

(1) Resolutions Establishing Separate Account                    *

(2) Custody Agreements                                           Not Applicable

(3) (a) Principal Underwriter's Agreement between AIG Life       *
        Insurance Company and American International Fund
        Distributors dated August 1, 1988

    (b) Broker/Dealer Agreement between AIG Life Insurance       *
        Company and American International Fund Distributors dated August 1, 1988

    (c) Selling Agreement between AIG Life Insurance Company,    *
        American International Life Assurance Company of New
        York, and AIG Equity Sales Corporation dated October
        1998

    (d) Distribution Agreement between AIG Life Insurance        *
        Company, American International Life Assurance Company of New York, and Alliance Fund Distributors dated June
        11, 1991

    (e) Form of Buy Sell Agreement between AIG Life Insurance    ##
        Company and Alliance Global Investor Services, Inc.
        dated February, 2002

(4) (a) Form of Group Variable Annuity Policy (11GVAN999) and    **
        Certificate (16GVAN999)

(5) (a) Contract Form of variable annuity application (14VAN897) *

(6)     Corporate Documents

    (a) By-Laws of AIG Life Insurance Company, restated as of    +++
        April 27, 2005

    (b) Certificate of Incorporation of AIG Life Insurance       *
        Company dated December 31, 1991

    (c) Restated Certificate of Incorporation of AIG Life        *
        Insurance Company dated December 31, 1991

    (d) Certificate of Amendment of Certificate of               ##
        Incorporation of AIG Life Insurance Company dated
        December 3, 2001

(7) Reinsurance Contract                                         Not Applicable

(8) Material Contracts - Delaware Valley Financial Services,     *
    LLC Administrative Agreement, appointingDelaware Valley
    Financial Services, LLC by AIG Life Insurance Company and
    American International LifeAssurance Company of New York, dated October 1, 1986

(9)  (a) Opinion of Counsel and Consent of Depositor             ###

     (b) Opinion of Counsel and Consent of Saul Ewing,           ++++
         Counsel to National Union Fire InsuranceCompany of
         Pittsburgh, Pa

     (c) Opinion of Counsel and Consent of Sullivan &            ++++
         Cromwell LLP, Counsel to National UnionFire
         Insurance Company of Pittsburgh, Pa

(10) Consent of Independent Registered Public Accounting Firm    Filed Herewith

(11) Financial Statements Omitted from Item 23                   Not Applicable

(12) Initial Capitalization Agreement                            Not Applicable

(13) Other

     (a)       Diagram and Listing of All Persons Directly or    +
               Indirectly Controlled by or Under Common Owner
               Control with AIG Life Insurance Company, the
               Depositor of Registrant

     (b)       (2) Power of Attorney - with respect to           +++++
               Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance
               Company of Pittsburgh, Pa.

     (c)       Support Agreement of American International       +++
               Group, Inc.

     (d)       General Guarantee Agreement by National Union     +++
               Fire Insurance Company of Pittsburgh, Pa.
-------------
* Incorporated by reference to Post-Effective Amendment No. 12 and Amendment No. 29 to File Nos. 033-391719 and 811-5301, filed on October 27, 1998, Accession No. 0000803401-98-000036.

** Incorporated by reference to Initial Registration Statement to File Nos. 333-93709 and 811-5301, filed on December 28, 1999, Accession
      No. 0000820627-99-000033.

# Incorporated by reference to Post-Effective Amendment No. 15 and Amendment No. 33 to File Nos. 033-39171 and 811-5301, filed on April 28, 2000, Accession No. 0000820627-00-000015.

## Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 46 to File Nos. 333-36260 and 811-5301, filed on February 13, 2002,
      Accession No. 0000891092-02-000184.

### Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 48 to File Nos. 033-39171 and 811-5301, filed on April 30, 2002, Accession No. 0000891092-02-000592.

+ Incorporated by reference to Form 10-K, Exhibit 21 filed by American International Group, parent of Registrant for the year ended December 31, 2005, SEC File No. 001-08787, Accession number 0000950123-06-003276, filed on March 16, 2006.

++ Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 2 to File Nos.: 333-34199 and 811-04867, filed on April 25, 2003, Accession No.: 0001193125-03-002056.

+++ Incorporated by reference to Form N-4, Post-Effective Amendment No. 14 and Amendment No. 6, File Nos. 333-34199 and 811-04867, filed on August 12, 2005, Accession No. 0001193125-05-166649.

++++ Incorporated by reference to Form N-4, Post-Effective Amendment No. 5 and Amendment No. 80, to File Nos. 333-102139 and 811-05301, filed on
      October 21, 2005, Accession No. 0001193125-05-205239.

+++++ Incorporated by reference to Form N-4, Post-Effective Amendment No. 6 and
      Amendment No. 92, to File Nos. 333-102139 and 811-05301, filed on March 24, 2006, Accession No. 0001193125-06-062087.

Item 25. Directors and Officers of the Depositor

(a) The officers and directors of AIG LIFE INSURANCE COMPANY, Depositor, are listed below. The principal officers and directors of AIG Life Insurance Company, Depositor, are listed below. Their principal business address is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

 NAME                        POSITION
 ----                        --------
 Rodney O. Martin Jr.        Director, Chairman of the Board of Directors,
                             President and Chief Executive Officer

 M. Bernard Aidinoff (4)     Director

 Mary Jane Fortin            Director, Executive Vice President and Chief
                             Financial Officer

 David J. Dietz (3)          Director

 David L. Herzog (1)         Director

 Richard A. Hollar (5)       Director

 Royce G. Imhoff II          Director

 Gary D. Reddick             Director, Executive Vice President and Chief
                             Administrative Officer

 Christopher J. Swift        Director

 James W. Weakley            Director

 Matthew Winter              Director, President and Chief Executive Officer

 Wayne A. Barnard            Senior Vice President

 Robert M. Beuerlein (6)     Senior Vice President

 Robert M. Goldbloom (1)     Senior Vice President

 Robert F. Herbert Jr. (6)   Senior Vice President, Treasurer and Comptroller

 Kyle L. Jennings            Senior Vice President

 Althea R. Johnson           Senior Vice President

 Elizabeth Margaret Tuck (1) Secretary
-------------
(1) Business Address is 70 Pine Street, New York, New York 10270.

(2) Business Address is 80 Pine Street, New York, New York 10005.

(3) Business Address is 830 Third Avenue, New York, New York 10022.

(4) Business Address is 125 Broad Street, New York, New York 10004.

(5) Business Address is 750 West Virginia Street, Milwaukee, Wisconsin 53204.

(6) Business Address is 2727-A Allen Parkway, Houston, Texas 77019.

Item 26. Persons Controlled By or Under Common Control with Depositor or Registrant

The Registrant is a separate account of AIG Life Insurance Company (Depositor). Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG Life Insurance Company, a Delaware corporation, is owned 78.9% by American International Group, Inc. The remaining 21.1% is owned by Commerce & Industry Insurance Company, a New York corporation. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-06-003276, filed March 16, 2006.

Item 27. Number of Contract Owners

As of March 1, 2006, the number of AllianceBernstein Ovation contracts funded by Variable Account I was 13,643 of which 4,528 were qualified contracts and 9,115 were non-qualified contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG LIFE INSURANCE COMPANY

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgment in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or
(3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or
(4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard or conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by these By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of these By-Laws.

Item 29. Principal Underwriter

(a) AIG Equity Sales Corp., the principal underwriter for Variable Account I, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of American International Life Assurance Company of New York, an affiliated company.

(b)The following information is provided for each director and officer of the principal underwriter:

NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------   --------------------------------------
Walter R. Josiah                       Director and President

Kevin Clowe
                                       Director and Vice President

Peter C. Adamczyk
                                       Director

Helen Stefanis
                                       Director

Brian G. Dooley
                                       Director and Financial Operations
                                       Principal

Jeffrey Hayward
                                       Compliance Director

Elizabeth M. Tuck
                                       Secretary
-------------
*   Business address is 70 Pine Street, New York, New York 10270.

                                 NET
                             UNDERWRITING
                              DISCOUNTS   COMPENSATION
 NAME OF PRINCIPAL               AND           ON      COMMISSIONS
 UNDERWRITER                  COMMISSION   REDEMPTION   BROKERAGE  COMPENSATION
 -----------------           ------------ ------------ ----------- ------------
 AIG Equity Sales Corp......      $0           $0          $0           $0

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 2929 Allen Parkway, Houston, Texas 77019 or its record keeper, Delaware Valley Financial Services, P.O. Box 3031, Berwyn, PA 19312-0031, which provides certain servicing for the Depositor.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

General Representations

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union Guarantee Period"), filed as an exhibit to this Registration Statement (the "National Union Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the National Union Guarantee.

These significant events include: (i) termination of the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; (ii) a default under the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; or (iii) the insolvency of National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union").

Depositor hereby undertakes during the National Union Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of National Union in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of National Union regarding such financial statements.

During the National Union Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of National Union, free of charge upon a contract owner's request.

                              POWERS OF ATTORNEY

Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant Variable Account I of AIG Life Insurance Company, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas, on this 28th day of April, 2006.

                                              VARIABLE ACCOUNT I of AIG LIFE
                                              INSURANCE COMPANY
                                              (Registrant)

                                              By: AIG LIFE INSURANCE COMPANY
                                                  (on behalf of the Registrant
                                                    and itself)

                                              By: ROBERT F. HERBERT, JR.
                                                  ------------------------------
                                                  ROBERT F. HERBERT, JR.
                                                  SENIOR VICE PRESIDENT,
                                                  TREASURER AND COMPTROLLER

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

          Signature                         Title                     Date
          ---------                         -----                     ----

RODNEY O. MARTIN, JR.           Director, Chairman, President    April 28, 2006
-----------------------------    and Chief Executive Officer
RODNEY O. MARTIN, JR.

MARY JANE FORTIN                  Director, Chief Financial      April 28, 2006
-----------------------------     Officer and Executive Vice
MARY JANE FORTIN                          President

M. BERNARD AIDINOFF                        Director              April 28, 2006
-----------------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ                             Director              April 28, 2006
-----------------------------
DAVID J. DIETZ

DAVID L. HERZOG                            Director              April 28, 2006
-----------------------------
DAVID L. HERZOG

RICHARD A. HOLLAR                          Director              April 28, 2006
-----------------------------
RICHARD A. HOLLAR

ROYCE G. IMHOFF II                         Director              April 28, 2006
-----------------------------
ROYCE G. IMHOFF II

GARY D. REDDICK                            Director              April 28, 2006
-----------------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT                       Director              April 28, 2006
-----------------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY                           Director              April 28, 2006
-----------------------------
JAMES W. WEAKLEY

                                  SIGNATURES

National Union Fire Insurance Company of Pittsburgh, Pa. has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 28th day of April, 2006.

                                              NATIONAL UNION FIRE INSURANCE
                                              COMPANY OF PITTSBURGH, PA.

                                              By: ROBERT S. SCHIMEK
                                                  ------------------------------
                                                  ROBERT S. SCHIMEK
                                                  SENIOR VICE PRESIDENT AND
                                                  TREASURER

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signature                         Title                     Date
          ---------                         -----                     ----

* KRISTIAN P. MOOR                  Director and Chairman        April 28, 2006
-----------------------------
KRISTIAN P. MOOR

JOHN QUINLAN DOYLE              Director, President and Chief    April 28, 2006
-----------------------------         Executive Officer
JOHN QUINLAN DOYLE

* ROBERT S. SCHIMEK            Director, Senior Vice President   April 28, 2006
-----------------------------           and Treasurer
ROBERT S. SCHIMEK

* M. BERNARD AIDINOFF                      Director              April 28, 2006
-----------------------------
M. BERNARD AIDINOFF

* STEVEN J. BENSINGER                      Director              April 28, 2006
-----------------------------
STEVEN J. BENSINGER

* CHARLES H. DANGELO                       Director              April 28, 2006
-----------------------------
CHARLES H. DANGELO

* DAVID L.HERZOG                           Director              April 28, 2006
-----------------------------
DAVID L. HERZOG

* ROBERT E. LEWIS                          Director              April 28, 2006
-----------------------------
ROBERT E. LEWIS

* WIN J. NEUGER                            Director              April 28, 2006
-----------------------------
WIN J. NEUGER

* ROBERT M. SANDLER                        Director              April 28, 2006
-----------------------------
ROBERT M. SANDLER

* NICHOLAS S. TYLER                        Director              April 28, 2006
-----------------------------
NICHOLAS S. TYLER

* NICHOLAS C. WALSH                        Director              April 28, 2006
-----------------------------
NICHOLAS C. WALSH


*BY: ROBERT S. SCHIMEK
     --------------------------
     ROBERT S. SCHIMEK
     ATTORNEY-IN-FACT

                                 EXHIBIT INDEX

EXHIBIT NO. DESCRIPTION
----------- -----------
   (10)     Consent of Independent Registered Public Accounting Firm